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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

GARTMORE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428
(Address of principal executive offices)              (Zip code)
ERIC E. MILLER, Esq.
1200 River Road
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Variable Insurance Trust
Gartmore GVIT Developing Markets Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (94.8%)
Argentina (0.6%)
Steel (0.6%)
Tenaris SA	17,600	$802,384

Brazil (9.8%)
Banking (1.6%)
Banco Itau Holding Financeira SA ADR	29,400	1,631,700
Uniao de Bancos Brasileiros SA GDR	29,400	712,362

		2,344,062

Beverages (0.6%)
Companhia de Bebidas das Americas ADR	40,400	904,960

Electric Utility (1.3%)
Companhia Energetica de Minas Gerais	88,600,000	1,890,381

Oil & Gas (1.1%)
Petroleo Brasileiro SA ADR	44,434	1,566,299

Oil Comp-Intergrated (2.1%)
Petroleo Brasileiro SA (b)	77,100	2,791,133

Paper Products (1.5%)
Klabin SA	1,301,000	2,166,058

Steel (0.9%)
Gerdau SA ADR	81,400	1,330,890

Telecommunications (0.7%)
Tele Norte Leste Participacoes SA ADR	76,000	1,005,480

		13,999,263

Chile (0.9%)
Retail (0.1%)
Cencosud SA ADR (b)	60,500	1,307,508

China (3.0%)
Coal Mining (1.1%)
Yanzhou Coal Mining Co. Ltd.	1,198,000	1,552,165

Financial Services (0.9%)
Ping An Insurance (Group) Co. of China Ltd. (b)	911,000	1,337,636

Oil & Gas (1.0%)
CNOOC Ltd .	2,643,000	1,382,049

		4,271,850

Hong Kong (3.3%)
Agriculture (1.0%)
Global Bio-Chem. Technology Group Co. Ltd.	1,825,000	1,393,274

Coal (1.1%)
China Resources Power Holdings Co.	2,900,000	1,663,817

Semiconductor Computer - Integrated Circuits (1.0%)
Solomon Systech International Ltd.	5,358,000	1,391,367

Software & Computer Services (0.2%)
Lenovo Group Ltd.	644,000	217,142

		4,665,600

	Shares
	or
	Principal
	Amount	Value
India (0.8%)
Financial Services (0.8%)
ICICI Bank Ltd. ADR	87,147	1,202,629

Indonesia (3.1%)
Banking (1.1%)
PT Bank Mandiri	9,591,500	1,521,117

Coal Mining (1.3%)
PT Bumi Resources (b)	23,531,000	1,927,424

Telecommunications (0.7%)
PT Telekomunikasi Indonesia	2,172,000	985,567

		4,434,108

Israel (1.8%)
Electronic Measuring Instruction (0.8%)
Orbotech Ltd. (b)	62,000	1,084,380

Software & Computer Services (1.0%)
Retalix Ltd. (b)	78,100	1,417,515

		2,501,895

Korea (19.3%)
Airlines (1.0%)
Korean Air	109,300	1,494,356

Automobile (0.8%)
Ssangyong Motor Co. (b)	152,000	1,072,573

Banking (1.1%)
Hana Bank	63,700	1,517,665

Construction (1.0%)
Hyundai Development Co.	128,000	1,393,187

Electronics (7.1%)
KH Vatec Co. Ltd.	43,980	1,037,497
LG Electronics, Inc. (b)	31,670	1,818,613
Samsung Electro-Mechanics Co. Ltd.	46,900	1,200,527
Samsung Electronics	14,276	5,671,629
Samsung Electronics GDR (d)	3,900	507,000

		10,235,266

Financial Services (1.9%)
Daishin Securities Co.	145,700	1,100,991
Woori Finance Holdings Co. Ltd.	255,110	1,814,227

		2,915,218

Manufacturing (0.3%)
LG Electronics, Inc.	25,900	392,126

Retail (0.9%)
Shinsegae Department Store Co.	4,800	1,276,402

Steel (1.7%)
Dongkuk Steel Mill Co.	73,700	792,917
INI Steel Co.	148,000	1,643,677

		2,436,594

Telecommunications (1.4%)
SK Telecom Co. Ltd.	13,110	2,001,053

Tobacco (1.1%)
KT&G Corp.	58,000	1,533,739

Transportation-Marine (1.0%)
Hanjin Shipping Co. Ltd.	84,400	1,434,366

		27,702,545

Malaysia (5.7%)
Banking (2.1%)
CIMB Berhad	1,070,400	1,392,195
Public Bank Berhad	803,300	1,499,780

		2,891,975

	Shares
	or
	Principal
	Amount	Value
Electric Utility (0.9%)
Tenega Nasional Berhad	462,000	1,337,368

Telecommunications (1.9%)
Maxis Communications Berhad	429,000	959,861
Telekom Malaysia Berhad	610,500	1,799,563

		2,759,424

Transportation-Marine (0.8%)
Malaysia International Shipping Corp.	325,300	1,086,858

		8,075,625

Mexico (8.2%)
Beverages (0.8%)
Coca-Cola Femsa SA de CV	56,400	1,098,672

Diversified Operations (1.0%)
Grupo Carso SA de CV	309,814	1,421,028

Financial Services (1.4%)
Grupo Financiero Banorte SA de CV	410,900	1,933,329

Real Estate (0.9%)
Urbi, Desarrolloas Urbanos SA de CV (b)	334,100	1,221,835

Retail (1.4%)
Organizacion Soriana SA de CV	268,800	872,230
Wal-Mart de Mexico SA de CV	318,700	1,080,268

		1,952,498

Telecommunications (1.7%)
America Movil SA de CV ADR (b)	67,200	2,622,816

Television (1.0%)
TV Azteca SA de CV ADR	138,700	1,403,644

		11,653,822

Poland (1.5%)
Banking (1.1%)
Bank Pekao SA	46,500	1,592,816

Real Estate Development (0.4%)
Globe Trade Centre SA (b)	14,100	503,478

		2,096,294

Russia (5.9%)
Oil & Gas (4.6%)
Lukoil ADR	22,800	2,846,659
OAO Gazprom ADR	43,400	1,553,312
Surgutneftgaz ADR	59,073	2,133,126

		6,533,097

Telecommunications (1.3%)
AO VimpelCom ADR (b)	10,900	1,185,920
Golden Telecom, Inc.	24,000	684,720

		1,870,640

		8,403,737

South Africa (11.0%)
Banking (2.0%)
ABSA Group Ltd.	173,000	1,739,352
African Bank Investments Ltd.	560,000	1,123,128

		2,862,480

Forest Products (1.0%)
Sappi Ltd. (b)	99,600	1,412,389

Insurance (0.6%)
Sanlam Ltd.	511,700	866,136

Metals & Mining (2.9%)
Anglo American PLC	172,700	4,122,008

Mining (1.1%)
Impala Platinum Holdings Ltd.	19,220	1,545,429

	Shares
	or
	Principal
	Amount	Value
Oil & Gas (1.4%)
Sasol Ltd.	109,400	2,035,477

Retail (2.0%)
Lewis Group Ltd. (b)	279,000	1,206,486
Massmart Holdings Ltd.	264,400	1,600,692

		2,807,178

		15,651,097

Taiwan (12.2%)
Banking (1.5%)
Bank of Kaohsiung	1,451,400	1,000,880
Taishin Financial Holdings Co. Ltd.	1,447,082	1,167,437

		2,168,317

Chemicals (0.9%)
Formosa Chemicals & Fiber Corp.	743,000	1,279,099

Electronics (1.9%)
Ichia Technologies, Inc. (b)	816,736	1,323,524
Yageo Corp. (b)	3,574,000	1,341,230

		2,664,754

Financial Services (1.2%)
Cathay Financial Holding Co. Ltd.	914,000	1,722,650

Semiconductors (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,692,044	2,148,211
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	152,752	1,090,649

		3,238,860

Software & Computer Services (0.8%)
Accton Technology Corp. (b)	2,529,000	1,085,047

Steel (0.8%)
China Steel Corp.	1,155,000	1,173,381

Telecommunications (1.3%)
China Telecom Corp. Ltd.	5,918,000	1,914,491

Textiles (1.5%)
Far Eastern Textile Co. Ltd.	3,206,017	2,181,801

		17,428,400

Thailand (5.3%)
Airlines (0.8%)
Thai Airways International Public Co. Ltd.	1,015,600	1,195,044

Chemicals (1.0%)
Aromatics Public Co. Ltd. (b)	908,000	1,403,781

Electric Utility (0.6%)
Ratchaburi Electricity Generating Holding Public Co. Ltd.	1,003,300	908,813

Financial Services (1.6%)
Siam Commercial Bank Public Co. Ltd.	561,000	602,672
Tisco Finance Public Co. Ltd.	2,689,500	1,547,198

		2,149,870

Telecommunications (1.3%)
Shin Corporation Public Co. Ltd.	2,009,100	1,831,707

		7,489,215

Turkey (2.4%)
Automotive (1.1%)
Ford Otomotiv Sanayii AS	193,655,000	1,517,854

Banking (1.3%)
Denizbank AS (b)	175,347,000	334,854
Turkiye Garanti Bankasi AS (b)	460,474,000	1,544,599

		1,879,453

		3,397,307

	Shares
	or
	Principal
	Amount	Value
Total Common Stocks		135,083,279

FOREIGN BOND (0.0%)
Brazil (0.0%)
Minerals (0.0%)
Comp Vale DO Rio Doce (c)	20,000	0

Total Foreign Bond		0

PARTICIPATION NOTES (5.2%)
India (5.2%)
Chemicals (1.0%)
Indian Petrochemicals Corp. Ltd., 05/20/05 (c)	328,100	1,476,450

Data Processing & Reproduction (0.7%)
Satyam Computer Services Ltd., 03/07/23 (c)	127,400	1,047,228

Engineering Services (0.8%)
Larsen & Toubro Ltd., (c)	64,000	1,191,040

Financial Services (0.7%)
Union Bank of India Ltd., 09/25/06 (c)	598,000	956,800

Oil & Gas (1.3%)
Oil and Natural Gas Corp. Ltd., 10/31/05 (c)	107,500	1,751,175

Tobacco (0.7%)
ITC Ltd., 04/07/30 (b) (c)	41,200	1,018,464

Total Participation Notes		7,441,157

PREFEFFED STOCK (0.4%)
Korea (0.4%)
Electrical & Electronic (0.4%)
LG Electronics, Inc.	18,300	558,933

Total Preferred Stock		558,933

WARRANT (0.3%)
Thailand (0.3%)
Banking (0.3%)
Kiatnakin Finance Public Co. Ltd., 01/18/11	1,212,300	415,384

Total Warrant		415,384

Repurchase Agreement (3.4%)
Nomura Securities, 1.80%, dated 9/30/04, due 10/1/04, repurchase price $4,833,595 (Fully collateralized by U.S. Agency Securities)	4,833,354	4,833,354

Total Repurchase Agreement		4,833,354

Short-Term Securities Held as Collateral for Securities Lending (2.0%)
Pool of various securities for Gartmore	2,801,550	2,801,550

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		2,801,550

Total Investments (Cost $143,406,941) (a) - 106.0%		151,133,657
Liabilities in excess of other assets - (6.0)%		(8,575,523)

NET ASSETS - 100.0%		$142,558,134

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair valued securities

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.
ADR    American Depositary Receipt
GDR    Global Depositary Receipt

At September 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Israeli Shekel	10/04/04	$661,405	$661,922	$(517)
South African Rand	10/04/04	467,259	462,690	4,569
South African Rand	10/05/04	232,366	230,954	1,413
South African Rand	10/06/04	60,568	60,163	404

Total Short Contracts:		$1,421,598	$1,415,729	$5,869

Long Contract:
Hong Kong Dollar	10/04/04	$9,188	$9,190	$3
Hong Kong Dollar	10/05/04	668,931	678,808	(41)
Thai Baht	10/04/04	297,196	297,765	569
South African Rand	10/04/04	414,126	411,071	(3,055)
South African Rand	10/06/04	540,404	537,031	(3,373)

Total Long Contracts:		$1,929,845	$1,933,865	$(5,897)

Gartmore Variable Insurance Trust
Gartmore GVIT Nationwide Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (100.3%)
Aerospace/Defense (0.8%)
Northrop Grumman Corp.	210,924	$11,248,577

Airlines (0.5%)
Southwest Airlines Co.	499,690	6,805,778

Auto/Truck Parts & Equipment (0.7%)
Autoliv, Inc.	95,700	3,866,280
Johnson Controls, Inc.	115,450	6,558,715

		10,424,995

Banks (5.5%)
Bank of America Corp.	423,408	18,346,269
Bank of New York Co., Inc.	502,200	14,649,174
Wachovia Corp.	574,232	26,960,192
Zions Bancorp	358,640	21,891,386

		81,847,021

Broadcast Media / Cable Television (1.4%)
Clear Channel Communications, Inc.	181,319	5,651,713
Comcast Corp., Class A (b)	269,821	7,619,745
Viacom, Inc., Class B	210,328	7,058,608

		20,330,066

Capital Goods (4.2%)
General Electric Co.	1,873,515	62,912,634

Chemicals (1.6%)
Air Products & Chemicals, Inc.	198,387	10,788,285
Dow Chemical Co.	279,531	12,629,211

		23,417,496

Commercial Services (0.6%)
Cendant Corp.	203,390	4,393,224
First Data Corp.	103,314	4,494,159

		8,887,383

Computer Equipment (2.7%)
Dell, Inc. (b)	429,069	15,274,856
International Business Machines Corp.	122,439	10,497,920
Lexmark International Group, Inc. (b)	165,707	13,921,045

		39,693,821

Computer Networks (2.1%)
Cisco Systems, Inc. (b)	1,224,032	22,154,979
Juniper Networks, Inc. (b)	377,168	8,901,165

		31,056,144

Computer Software & Services (7.1%)
Affiliated Computer Services, Class A (b)	81,487	4,536,381
Business Objectives SA ADR - FR (b)	224,461	5,232,186
Computer Sciences Corp. (b)	80,167	3,775,866
Electronic Arts, Inc. (b)	153,636	7,065,720
EMC Corp. (b)	834,100	9,625,514
Microsoft Corp.	2,007,444	55,505,826
NCR Corp. (b)	98,449	4,882,086

	Shares
	or
	Principal
	Amount	Value
Oracle Corp. (b)	1,405,383	15,852,719

		106,476,298

Conglomerates (2.1%)
Ingersoll Rand Co.	455,422	30,955,033

Consumer Products (2.5%)
Coach, Inc. (b)	48,731	2,067,169
Estee Lauder Cos., Class A	181,310	7,578,758
Fortune Brands, Inc.	119,642	8,864,276
Gillette Co.	233,000	9,725,419
Procter & Gamble Co.	166,430	9,007,192

		37,242,814

Cruise Lines (0.5%)
Royal Caribbean Cruises Ltd.	175,807	7,665,185

Drugs (2.3%)
Amgen, Inc. (b)	184,790	10,473,897
Eli Lilly & Co.	163,951	9,845,258
Gilead Sciences, Inc. (b)	217,900	8,145,102
Merck & Co., Inc.	162,010	5,346,330

		33,810,587

Electronic Components (0.3%)
AU Optronics Corp. ADR - TW	336,675	4,215,171

Financial Services (7.7%)
Bear Stearns Cos., Inc.	14,206	1,366,191
CIT Group, Inc.	411,070	15,369,907
Citigroup, Inc.	392,409	17,313,085
Countrywide Credit Industries, Inc.	627,540	24,718,800
Freddie Mac	82,600	5,388,824
Goldman Sachs Group, Inc.	167,385	15,606,977
J.P. Morgan Chase & Co.	350,860	13,939,668
MBNA Corp.	309,000	7,786,800
Merrill Lynch & Co., Inc.	138,316	6,877,072
Morgan Stanley	149,133	7,352,257

		115,719,581

Food & Beverage (4.4%)
Anheuser Busch Cos., Inc.	220,839	11,030,908
Archer-Daniels-Midland Co.	471,140	7,999,957
Campbell Soup Co.	568,371	14,942,474
Constellation Brands, Inc. (b)	133,400	5,077,204
Dean Foods Co. (b)	206,107	6,187,332
Kraft Foods, Inc.	492,180	15,611,950
Ralcorp Holding, Inc. (b)	130,860	4,724,046

		65,573,871

Healthcare (5.7%)
Aetna, Inc.	74,513	7,446,084
Anthem, Inc. (b)	24,542	2,141,290
Johnson & Johnson, Inc.	460,305	25,928,981
St. Jude Medical, Inc. (b)	93,100	7,007,637
Triad Hospitals, Inc. (b)	204,750	7,051,590
Unitedhealth Group, Inc.	488,660	36,033,788

		85,609,370

Hotels/Motels (1.8%)
Starwood Hotels & Resorts Worldwide	562,800	26,125,176

Instruments (0.4%)
Thermo Electron Corp. (b)	231,691	6,260,291

Insurance (5.3%)
Allstate Corp.	190,883	9,160,475
American International Group, Inc.	575,626	39,136,812

	Shares
	or
	Principal
	Amount	Value
Hartford Financial Services Group, Inc.	116,737	7,229,522
Lincoln National Corp.	175,604	8,253,388
MetLife, Inc.	239,024	9,238,278
Prudential Financial, Inc.	115,900	5,451,936

		78,470,411

Manufacturing (2.2%)
Tyco International Ltd.	1,090,588	33,437,428

Medical Products (0.4%)
Bausch & Lomb, Inc.	87,739	5,830,257

Metals (1.5%)
Alcoa, Inc.	288,015	9,674,424
Phelps Dodge Corp.	130,631	12,021,971

		21,696,395

Multimedia (1.3%)
Time Warner, Inc. (b)	714,035	11,524,525
Walt Disney Co. (The)	320,502	7,227,320

		18,751,845

Office Automation & Equipment (0.1%)
Xerox Corp. (b)	71,998	1,013,732

Oil & Gas (9.8%)
Apache Corp.	335,070	16,790,357
BJ Services Co.	157,600	8,259,816
ChevronTexaco Corp.	677,492	36,340,670
Conocophillips	99,656	8,256,500
Exxon Mobil Corp.	282,058	13,631,863
Nabors Industries Ltd. (b)	344,490	16,311,601
Schlumberger Ltd.	239,280	16,105,937
Sempra Energy	258,627	9,359,711
Sunoco, Inc.	59,915	4,432,512
Transocean, Inc. (b)	270,904	9,692,945
Williams Cos., Inc. (The)	617,956	7,477,268

		146,659,180

Paper & Forest Products (1.9%)
Boise Cascade Corp.	159,188	5,297,777
Georgia Pacific Corp.	67,755	2,435,792
International Paper Co.	494,239	19,972,198

		27,705,767

Pharmaceuticals (2.2%)
Amerisourcebergen Corp.	95,004	5,102,665
McKesson Corp.	101,259	2,597,293
Pfizer, Inc.	551,169	16,865,772
Shire Pharmaceuticals SP ADR - GB	279,600	8,010,540

		32,576,270

Real Estate Investment Trusts (0.6%)
SL Green Realty Corp.	158,230	8,197,896

Restaurants (1.4%)
McDonald’s Corp.	760,253	21,309,892

Retail (7.6%)
Albertson’s, Inc.	1,127,947	26,991,771
Costco Wholesale Corp.	31,767	1,320,237
CVS Corp.	107,678	4,536,474
Dollar General	377,507	7,606,766
Federated Department Stores, Inc.	142,907	6,492,265
Home Depot, Inc.	199,477	7,819,498
SUPERVALU, Inc.	170,820	4,706,091
Target Corp.	326,046	14,753,581
Wal-Mart Stores, Inc.	599,633	31,900,475
Williams Sonoma, Inc. (b)	238,450	8,953,798

	Shares
	or
	Principal
	Amount	Value
		115,080,956

Semiconductors (2.2%)
Intel Corp.	591,624	11,867,977
Microchip Technology, Inc.	567,050	15,219,623
Texas Instruments, Inc.	285,422	6,073,780

		33,161,380

Steel (0.1%)
United States Steel Corp.	27,371	1,029,697

Telecommunications (3.1%)
AT&T Wireless Services, Inc. (b)	362,077	5,351,498
Motorola, Inc.	276,690	4,991,488
Qualcomm, Inc.	123,722	4,830,107
Qwest Communications Intl. (b)	3,433,963	11,435,098
SBC Communications, Inc.	271,275	7,039,586
Sprint Corp.	335,196	6,747,495
Telephone & Data Systems, Inc.	62,544	5,264,328

		45,659,600

Tobacco (1.8%)
Altria Group, Inc.	561,238	26,400,636

Transportation (2.8%)
Burlington Northern Santa Fe Corp.	184,810	7,080,071
Fedex Corp.	74,873	6,415,867
J.B. Hunt Transport Services, Inc.	307,216	11,410,003
Norfolk Southern Corp.	333,880	9,929,591
Ryder System, Inc.	140,100	6,590,304

		41,425,836

Utilities (1.1%)
Constellation Energy Group	93,200	3,713,088
P G & E Corp. (b)	168,700	5,128,480
TXU Corp.	171,400	8,213,488

		17,055,056

Total Common Stocks		1,491,739,526

Commercial Paper (0.3%)
Banks (0.3%)
UBS Finance, 1.88%, 10/1/04	$3,978,000	3,978,000

Total Commercial Paper		3,978,000

Short-Term Securities Held as Collateral for Securities Lending (5.4%)
Pool of various securities for Gartmore	80,211,113	80,211,113

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		80,211,113

Total Investments (Cost $1,516,691,599) (a) - 106.0%		1,575,928,639
Liabilities in excess of other assets - (6.0)%		(89,198,051)

NET ASSETS - 100.0%		$1,486,730,588

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
FR	France
GB	United Kingdom
TW	Taiwan

Gartmore Variable Insurance Trust
Gartmore GVIT Growth Fund

Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (100.0%)
Banks (1.5%)
Northern Trust Corp.	44,580	$1,818,864
U.S. Bancorp	64,240	1,856,536

		3,675,400

Chemicals (1.1%)
Praxair, Inc.	62,000	2,649,880

Computer Equipment (4.8%)
Dell, Inc. (b)	189,580	6,749,047
EMC Corp. (b)	286,770	3,309,326
Lexmark International, Inc. (b)	21,960	1,844,860

		11,903,233

Computer Networks (1.6%)
Cisco Systems, Inc. (b)	224,250	4,058,925

Computer Software & Services (10.1%)
Adobe Systems, Inc.	31,050	1,536,044
Business Objectives SA (b)	53,900	1,256,409
Hyperion Solutions Corp. (b)	34,630	1,177,074
Mercury Interactive Corp. (b)	26,550	926,064
Microsoft Corp.	336,760	9,311,413
Oracle Corp. (b)	132,200	1,491,216
SanDisk Corp. (b)	89,550	2,607,696
Symantec Corp. (b)	50,000	2,744,000
Yahoo! Inc. (b)	111,690	3,787,408

		24,837,324

Consumer Products (5.0%)
Estee Lauder Cos., Inc., Class A	29,230	1,221,814
Fortune Brands, Inc.	28,780	2,132,310
Gillette Co.	123,670	5,161,986
Procter & Gamble Co.	44,340	2,399,681
Sherwin-Williams Co. (The)	30,800	1,353,968
Sotheby’s Holdings, Inc. (b)	32	503

		12,270,262

Drugs (10.3%)
Abbott Laboratories	95,730	4,055,122
Biogen Idec, Inc. (b)	41,580	2,543,449
Eli Lilly & Co.	66,740	4,007,737
Forest Laboratories, Inc., Class A (b)	42,370	1,905,803
Merck & Co. Inc.	54,300	1,791,900
Pfizer, Inc.	366,370	11,210,921

		25,514,932

Electronics (4.0%)
3M Co.	40,000	3,198,800
Intel Corp.	189,120	3,793,747
L-3 Communications Holdings, Inc.	14,710	985,570
Rockwell Collins, Inc.	47,920	1,779,749

		9,757,866

Financial Services (6.6%)

	Shares
	or
	Principal
	Amount	Value
American Express Corp.	63,010	3,242,495
Capital One Financial Corp.	68,090	5,031,850
Countrywide Financial Corp.	98,550	3,881,885
Franklin Resources, Inc.	29,750	1,658,860
Goldman Sachs Group, Inc.	27,090	2,525,872

		16,340,962

Food & Beverage (2.7%)
Anheuser Busch Cos., Inc.	49,000	2,447,550
PepsiCo, Inc.	86,030	4,185,360

		6,632,910

Healthcare (9.6%)
Aetna, Inc.	32,780	3,275,705
Amgen, Inc. (b)	59,990	3,400,233
Anthem, Inc. (b)	19,920	1,738,020
Boston Scientific Corp. (b)	63,710	2,531,198
Covance, Inc. (b)	41,850	1,672,745
Fisher Scientific International, Inc. (b)	36,750	2,143,628
Johnson & Johnson	63,840	3,596,107
UnitedHealth Group, Inc.	73,440	5,415,466

		23,773,102

Hotels & Casinos (3.9%)
International Game Technology	62,750	2,255,863
Marriott International, Inc.	104,640	5,437,093
MGM MIRAGE (b)	37,750	1,874,288

		9,567,244

Insurance (2.5%)
AFLAC, Inc.	33,520	1,314,319
American International Group, Inc.	71,650	4,871,484

		6,185,803

Manufacturing (7.3%)
American Standard Cos., Inc. (b)	58,630	2,281,293
Danaher Corp.	65,190	3,342,943
General Electric Co.	103,500	3,475,530
Ingersoll-Rand Co.	28,350	1,926,950
Joy Global, Inc.	57,000	1,959,660
Textron, Inc.	29,900	1,921,673
Tyco International Ltd.	98,410	3,017,251

		17,925,300

Medical Products (3.6%)
Genzyme Corp. (b)	33,600	1,828,176
Gilead Sciences, Inc. (b)	69,660	2,603,890
St. Jude Medical, Inc. (b)	33,770	2,541,868
Zimmer Holdings, Inc. (b)	24,540	1,939,642

		8,913,576

Multimedia (1.2%)
Walt Disney Co. (The)	135,090	3,046,280

Oil & Gas (2.4%)
EOG Resources, Inc.	31,250	2,057,813
GlobalSantaFe Corp.	40,000	1,226,000
Schlumberger Ltd.	40,560	2,730,093

		6,013,906

Pipelines (0.0%)
Enbridge Energy Management LLC (b)	63	2,813
Kinder Morgan Managment LLC (b)	42	1,744

		4,557

Restaurants (1.0%)
Applebee’s International, Inc.	49,930	1,262,230

	Shares
	or
	Principal
	Amount	Value
McDonald’s Corp.	45,650	1,279,570

		2,541,800

Retail (10.1%)
Best Buy Co., Inc.	41,580	2,255,299
Coach, Inc. (b)	27,700	1,175,034
CVS Corp.	46,370	1,953,568
Dollar General Corp.	73,320	1,477,398
eBay, Inc. (b)	27,900	2,565,126
Home Depot, Inc. (The)	55,790	2,186,968
Lowe’s Cos., Inc.	93,980	5,107,812
Pacific Sunwear of California, Inc. (b)	40,700	856,735
Target Corp.	107,170	4,849,443
Wal-Mart Stores, Inc.	46,770	2,488,164

		24,915,547

Semiconductors (4.4%)
Advanced Micro Devices, Inc. (b)	106,270	1,381,510
Marvel Technology Group Ltd. (b)	72,980	1,906,967
Novellus Systems, Inc. (b)	93,500	2,486,165
QLogic Corp. (b)	84,120	2,490,794
Texas Instruments, Inc.	116,400	2,476,992

		10,742,428

Telecommunications (4.6%)
Juniper Networks, Inc. (b)	131,010	3,091,835
Motorola, Inc.	147,990	2,669,740
Nextel Communications, Inc. (b)	81,140	1,934,378
Qualcomm, Inc.	64,490	2,517,690
VeriSign, Inc. (b)	62,540	1,243,295

		11,456,938

Transportation Services (1.7%)
Carnival Corp.	34,820	1,646,637
Ryder System, Inc.	32,200	1,514,688
Yellow Roadway Corp. (b)	22,150	1,038,614

		4,199,939

Total Common Stocks		246,928,114

Commercial Paper (0.1%)
Banks (0.1%)
UBS Finance Delaware LLC., 1.88%, 10/01/04	$208,000	208,000

Total Commercial Paper		208,000

Short-Term Securities Held as Collateral for Securities Lending (3.0%)
Pool of various securities for Gartmore	7,328,463	7,328,463

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		7,328,463

Total Investments (Cost $247,221,490) (a) - 103.1%		254,464,577
Liabilities in excess of other assets — (3.1)%		(7,647,458)

NET ASSETS - 100.0%		$246,817,119

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Gartmore Variable Insurance Trust
Gartmore GVIT Government Bond Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS (16.6%)
U.S. Treasury Bonds (16.3%)
12.75%, 11/15/10	45,000,000	$50,155,650
8.88%, 08/15/17	25,000,000	35,664,050
9.00%, 11/15/18	40,000,000	58,217,200
6.25%, 08/15/23	34,000,000	39,702,956
6.00%, 02/15/26	7,000,000	7,980,819
6.25%, 05/15/30	22,000,000	26,111,250

		217,831,925

U.S. Treasury Inflation Protected Bond (0.3%)
3.88%, 04/15/29	2,830,000	4,324,709

Total U.S. Treasury Obligations		222,156,634

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (58.8%)
Agency For International Development (1.4%)
Fond’s D’Equipment Communication, 7.29%, 05/01/23	8,550,000	9,815,657
Government Backed Trust T-1, 3.17%, 05/15/07	10,000,000	9,184,630

		19,000,287

Federal Farm Credit Bank (2.7%)
5.88%, 10/03/16	32,425,000	35,858,581

Federal Home Loan Bank (5.2%)
5.74%, 02/25/05	4,135,000	4,197,856
7.32%, 04/21/05	8,500,000	8,743,398
5.80%, 08/12/05	6,395,000	6,590,099
5.24%, 12/18/08	16,375,000	17,462,644
5.91%, 04/07/09	6,860,000	7,516,770
5.50%, 08/15/16	23,625,000	25,267,267

		69,778,034

Federal Home Loan Mortgage Corporation (18.1%)
6.80%, 08/22/05	5,000,000	5,200,860
6.79%, 08/26/05	5,000,000	5,202,730
2.25%, 12/15/05	16,120,000	16,022,232
2.60%, 05/10/06	32,960,000	32,927,996
2.76%, 05/19/06	28,140,000	28,160,992
6.75%, 05/30/06	4,400,000	4,693,942
2.15%, 06/02/06	20,000,000	19,782,100
6.70%, 01/09/07	5,000,000	5,412,450
2.85%, 02/23/07	20,000,000	19,838,060
4.26%, 07/19/07	20,000,000	20,490,040
3.35%, 04/01/08	20,000,000	19,986,400
5.38%, 06/22/11	30,570,000	30,743,179
5.20%, 03/05/19	35,000,000	34,340,670

		242,801,651

Federal National Mortgage Association (20.8%)
6.63%, 03/21/06	5,000,000	5,291,260
3.15%, 06/30/06	21,028,000	21,066,986

	Shares
	or
	Principal
	Amount	Value
4.00%, 08/03/06	50,000,000	50,300,899
3.25%, 12/01/06	18,465,000	18,515,317
3.50%, 12/22/06	21,455,000	21,515,954
3.55%, 01/12/07	30,970,000	31,260,281
3.25%, 03/29/07	17,975,000	18,057,919
5.15%, 05/03/07	10,000,000	10,165,250
2.36%, 05/15/07	10,651,000	9,778,854
2.75%, 08/17/07	30,000,000	30,102,360
2.75%, 06/17/09	12,955,000	12,967,035
4.50%, 04/01/10	20,717,585	21,004,218
5.38%, 11/15/11	40,000	42,691
10.35%, 12/10/15	19,655,000	28,982,693

		279,051,717

Financial Assistance Corporation (1.5%)
8.80%, 06/10/05	18,825,000	19,666,892

Government-Backed Trust (0.3%)
Government Loan Trust,	6,072,000	3,635,549

4.65%, 04/01/15
Housing and Urban Development (2.4%)
7.08%, 08/01/16	9,000,000	10,019,025
6.51%, 08/01/18	10,000,000	11,154,480
6.62%, 08/01/20	10,000,000	11,180,280

		32,353,785

Sovereign Agency (6.4%)
AID — Israel, 5.50%, 04/26/24	60,000,000	61,884,960
Overseas Private Investment Corp., 4.05%, 11/15/14	24,152,800	24,232,746

		86,117,706

Total U.S. Government Sponsored and Agency Obligations		788,264,202

MORTGAGE-BACKED SECURITIES (23.6%)
Federal Home Loan Mortgage Corporation (9.0%)
Gold Pool #C01184, 6.50%, 06/01/31	20,712	21,745
Gold Pool #C60657, 6.50%, 11/01/31	92,146	96,739
Gold Pool #D94600, 7.50%, 03/01/21	172,438	185,238
Gold Pool #M90718, 5.50%, 04/01/07	1,554,554	1,596,961
Pool #170217, 8.00%, 03/01/17	3,047	3,335
Pool #309774, 8.00%, 11/01/08	29,773	31,195
Pool #C01172, 6.50%, 05/01/31	99,223	104,169
Series 107-F, 8.65%, 12/15/04	8,861	8,871
Series 1136-H, 6.00%, 09/15/21	913,065	912,366
Series 13-PL, 7.00%, 08/25/22	47,611	47,545
Series 1711-PD, 6.75%, 06/15/23	1,051,419	1,061,617
Series 2043-VH, 6.50%, 05/15/14	3,271,000	3,294,376
Series 2114, 6.00%, 01/15/28	3,500,000	3,610,410
Series 2149-TG, 6.50%, 09/15/27	934,424	936,475
Series 2296, 6.50%, 03/15/31	3,579,203	3,713,976
Series 2348-JE, 6.50%, 11/15/14	1,511,578	1,515,901
Series 2353-PC, 6.50%, 09/15/15	3,542,001	3,588,162
Series 2496-VK, 6.00%, 02/15/19	15,000,000	15,840,608
Series 2498, 5.50%, 08/15/13	7,724,825	8,007,938
Series 2498, 5.50%, 01/15/20	8,000,000	8,232,530
Series 2503, 6.00%, 02/15/21	8,613,200	8,965,041
Series 2509, 5.50%, 10/15/17	18,750,000	19,591,342
Series 2517, 5.50%, 10/15/17	15,000,000	15,568,778
Series 2580-VA, 5.50%, 09/15/10	5,943,177	6,197,935
Series 2781, 4.50%, 12/15/24	18,605,000	17,524,982

		120,658,235

Federal National Mortgage Association (13.3%)

	Shares
	or
	Principal
	Amount	Value
Pool #250559, 7.50%, 03/01/26	58,823	63,820
Pool #251532, 10.50%, 11/01/17	39,945	43,236
Pool #252228, 7.00%, 12/01/28	37,153	39,600
Pool #252396, 7.00%, 09/01/28	209,119	222,592
Pool #252471, 8.50%, 04/01/28	181,909	200,919
Pool #254468, 5.00%, 09/01/09	3,241,513	3,310,061
Pool #323286, 7.13%, 09/01/07	8,481,396	8,829,066
Pool #380276, 6.36%, 04/01/08	4,766,896	5,125,178
Pool #380348, 6.28%, 05/01/08	13,754,517	14,774,101
Pool #380538, 6.24%, 08/01/08	6,191,872	6,659,782
Pool #381089, 5.70%, 01/01/09	4,657,562	4,961,892
Pool #382344, 7.41%, 04/01/10	14,453,601	16,443,308
Pool #383452, 6.68%, 05/01/16	4,303,264	4,754,787
Pool #383661, 6.62%, 06/01/16	11,087,785	12,660,335
Pool #4486, 6.00%, 09/01/17	391,900	411,200
Pool #50544, 8.00%, 03/01/22	49,617	54,305
Pool #535159, 7.00%, 02/01/30	103,333	109,745
Pool #535723, 7.00%, 02/01/31	97,536	103,519
Pool #538673, 8.00%, 06/01/23	58,731	64,320
Pool #555456, 5.50%, 04/01/18	161,197	166,965
Pool #591224, 7.00%, 08/01/31	210,209	223,056
Pool #633937, 6.50%, 03/01/32	189,922	199,354
Pool #649431, 6.50%, 07/01/32	181,330	190,336
Pool #650872, 7.00%, 07/01/32	212,976	225,930
Pool #672366, 5.50%, 12/01/17	2,433,866	2,520,958
Pool #688602, 6.50%, 03/01/33	311,257	326,768
Pool #703444, 5.00%, 05/01/18	149,427	152,131
Pool #73442, 7.08%, 05/01/06	7,251,915	7,541,068
Pool #M80696, 6.00%, 08/01/08	932,552	958,379
Pool #M80817, 4.00%, 05/01/10	20,578,905	20,593,044
Series 1988-25, 9.25%, 10/25/18	139,578	154,242
Series 1991-73A, 8.00%, 07/25/21	133,517	145,004
Series 1992-192J, 6.50%, 08/25/07	269,816	270,994
Series 1993-114, 6.50%, 07/25/08	3,953,673	4,073,549
Series 1993-149M, 7.00%, 08/25/23	9,658,056	10,129,169
Series 1993-188PH, 6.25%, 03/25/13	1,050,692	1,066,536
Series 1994-33H, 6.00%, 03/25/09	2,664,969	2,764,283
Series 1994-76H, 5.00%, 02/25/24	5,944,487	6,054,968
Series 1997-26B, 7.00%, 05/18/27	5,000,000	5,356,023
Series 1998-73, 6.30%, 10/17/38	14,351,974	15,258,882
Series 1998-M2C, 6.43%, 02/17/30	2,229,335	2,375,098
Series 2001-41QN, 6.50%, 01/25/15	5,675,743	5,701,574
Series 2001-T11B, 5.50%, 09/25/11	6,215,000	6,619,260
Series 2003-66, 3.50%, 11/25/32	6,881,242	6,707,601

		178,606,938

Government National Mortgage Association (0.3%)
Pool #348813, 7.50%, 06/15/23	154,081	166,813
Pool #366564, 7.50%, 09/15/23	122,730	132,871
Pool #387078, 7.00%, 04/15/09	82,750	88,055
Pool #536369, 7.50%, 11/15/30	15,864	17,093
Pool #541200, 7.00%, 07/15/31	92,049	98,206
Pool #551733, 7.00%, 03/15/32	124,161	132,434
Pool #552525, 7.00%, 04/15/32	229,957	245,280
Pool #781525, 6.50%, 11/15/32	1,728,740	1,826,176
Pool #781572, 6.00%, 01/15/33	160,731	166,926
Pool #781613, 7.00%, 02/15/33	311,509	332,384
Series 96-22VB, 7.00%, 08/16/13	488,678	488,945

		3,695,183

Veterans Administration (1.0%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	12,720,171	13,608,728

	Shares
	or
	Principal
	Amount	Value
Total Mortgage-Backed Securities		316,569,084

Short-Term Securities Held as Collateral for Securities Lending (5.3%)
Pool of Various securities for Gartmore	71,305,486	71,305,486

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		71,305,486

Total Investments (Cost $1,377,109,032) (a) - 104.3%		1,398,295,406
Other assets in excess of liabilities - (4.3)%		(57,920,708)

NET ASSETS - 100.0%		$1,340,374,698

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

Gartmore Variable Insurance Trust
Gartmore GVIT Worldwide Leaders Fund

Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (91.6%)
Australia (4.2%)
Computer Software & Services (2.1%)
Computershare Ltd.	224,000	$661,479

Airlines (2.1%)
Qantas Airways Ltd.	272,300	683,690

		1,345,169

France (4.0%)
Automotive (4.0%)
Renault SA	15,700	1,285,458

Germany (7.1%)
Chemicals (4.1%)
BASF AG	22,300	1,311,841

Manufacturing (3.0%)
Siemens AG	12,800	941,014

		2,252,855

Hong Kong (1.0%)
Diversified Operations (1.0%)
Hutchison Whampoa Ltd.	41,000	320,712

Italy (4.4%)
Public Thoroughfares (4.4%)
Autostrade SpA	65,194	1,398,481

Japan (8.3%)
Financial Services (6.1%)
Credit Saison Co. Ltd.	26,500	817,332
Mitsubishi Tokyo Financial Group, Inc.	69	573,892
Sumitomo Mitsui Financial Group, Inc.	103	588,668

		1,979,892

Real Estate (1.8%)
Mitsui Fudosan Co. Ltd.	58,000	603,070

Commercial Services (0.1%)
Venture Link Co. Ltd. (b)	33,900	77,655

		2,660,617

Switzerland (4.0%)
Pharmaceuticals (4.0%)
Roche Holding AG	12,200	1,263,694

United Kingdom (21.7%)
Mining (3.2%)
BHP Billiton PLC	98,000	1,033,636

Insurance (1.5%)
Bps Friends Provident PLC	190,000	479,292

Gas & Electric Utility (2.0%)
Centrica PLC	143,000	650,521

Pharmaceuticals (3.8%)
GlaxoSmithKline PLC	56,800	1,225,405

	Shares
	or
	Principal
	Amount	Value
Banking (8.6%)
HSBC Holdings PLC	91,000	1,445,200
Lloyds TSB Group PLC	162,000	1,261,006

		2,706,206

Metals (2.6%)
Rio Tinto PLC	31,000	833,201

		6,928,261

United States (36.9%)
Computers (2.1%)
Apple Computer, Inc. (b)	18,500	716,875

Oil & Gas (8.9%)
ConocoPhillips (b)	17,500	1,449,876
EOG Resources, Inc. (b)	10,000	658,500
Sunoco, Inc.	10,500	776,790

		2,885,166

Investment Company (2.1%)
Franklin Resources, Inc.	12,300	685,848

Manufacturing (2.5%)
General Electric Co.	24,230	813,643

Cosmetics / Toiletries (1.1%)
Gillette Co.	9,500	396,530

Hotels & Motels (2.9%)
Hilton Hotels Corp.	50,900	958,956

Financial Services (4.2%)
J.P. Morgan Chase & Co. (b)	34,500	1,370,685

Medical Products (4.0%)
Johnson & Johnson	23,100	1,301,223

Computer Software & Services (4.2%)
Microsoft Corp. (b)	49,760	1,375,864

Telecommunications (3.8%)
Sprint Corp.	47,200	950,136
Verizon Communications, Inc. (b)	7,800	307,164

		1,257,300

		11,762,090

Total Common Stocks		29,217,337

Repurchase Agreements (10.9%)
Nomura Securities, 1.80%, dated 9/30/04, due 10/1/04, repurchase price $3,485,732 (Fully collateralized by U.S. Agency Securities)	3,485,557	3,485,557

Total Repurchase Agreement		3,485,557

Short-Term Securities Held as Collateral for Securities Lending (4.1%)
Pool of various securities for Gartmore	1,297,700	1,297,700

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		1,297,700

Total Investments (Cost $32,905,135) (a) - 106.6%		34,000,594
Liabilities in excess of other assets — (6.6)%		(2,109,306)

NET ASSETS - 100.0%		$31,891,288

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

At September 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Euro	10/04/04	$408,855	$412,330	$(3,475)
Hong Kong Dollar	10/05/04	349,818	349,797	21
Japanese Yen	10/01/04	36,833	37,267	434
Japanese Yen	10/04/04	72,296	72,777	481

Total Short Contracts:		$867,802	$872,171	$(2,539)

Long Contract:
Australia Dollar	10/05/04	$354,267	$358,260	$3,993
Australia Dollar	10/06/04	307,062	307,898	835
Swiss Franc	10/04/04	467,385	471,130	3,745
Euro	10/04/04	482,773	486,793	4,020
British Sterling Pound	10/04/04	167,612	168,181	569

Total Long Contracts:		$1,779,099	$1,792,262	$13,162

Gartmore Variable Insurance Trust
J.P. Morgan GVIT Balanced Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (61.4%)
Aerospace / Defense (0.7%)
Lockheed Martin Corp.	13,700	764,186
Northrop Grumman Corp.	15,400	821,282
Raytheon Co.	100	3,798

		1,589,266

Apparel (0.4%)
Nike, Inc., Class B	10,900	858,920

Auto Parts & Equipment (0.1%)
Lear Corp.	4,700	255,915

Automobiles (0.5%)
Ford Motor Co.	37,300	524,065
General Motors Corp.	9,300	395,064
PACCAR, Inc.	3,200	221,184

		1,140,313

Broadcast Media / Cable Television (1.6%)
E.W. Scripps Co., Class A	10,600	506,468
Fox Entertainment Group, Inc. (b)	29,600	821,104
Time Warner, Inc. (b)	14,600	235,644
Viacom, Inc., Class B	62,100	2,084,076

		3,647,292

Building — Residential & Commercial (0.1%)
D.R. Horton, Inc.	500	16,555
KB HOME	1,300	109,837
Lennar Corp., Class A	2,500	119,000

		245,392

Business & Consumer Services (0.4%)
eBay, Inc. (b)	9,400	864,236
FedEx Corp.	1,200	102,828

		967,064

Chemicals / Diversified (1.2%)
Air Products & Chemicals, Inc.	8,600	467,668
Dow Chemical Co.	20,200	912,636
Eastman Chemical Co.	1,200	57,060
PPG Industries, Inc.	3,900	238,992
Praxair, Inc.	18,300	782,142
Rohm & Haas Co.	8,300	356,651

		2,815,149

Communication Equipment (0.9%)
Corning, Inc. (b)	41,800	463,144
Motorola, Inc.	36,900	665,676
QUALCOMM, Inc.	18,400	718,336
Tellabs, Inc. (b)	24,400	224,236

		2,071,392

Computer Equipment (2.2%)
Dell, Inc. (b)	52,700	1,876,120

	Shares
	or
	Principal
	Amount	Value
Hewlett-Packard Co.	30,500	571,875
International Business Machines Corp.	21,300	1,826,262
Juniper Networks, Inc. (b)	6,500	153,400
Lexmark International, Inc. (b)	7,200	604,872

		5,032,529

Computer Software & Services (4.4%)
Cisco Systems, Inc. (b)	108,200	1,958,420
Computer Sciences Corp. (b)	12,200	574,620
First Data Corp.	15,000	652,500
Mercury Interactive Corp. (b)	2,000	69,760
Microsoft Corp.	163,300	4,515,245
NCR Corp. (b)	4,800	238,032
Oracle Corp. (b)	150,200	1,694,256
Sungard Data Systems, Inc. (b)	7,600	180,652
Take-Two Interactive Software, Inc. (b)	9,700	318,645
VERITAS Software Corp. (b)	9,800	174,440

		10,376,570

Conglomerates (1.8%)
ITT Industries, Inc.	500	39,995
Johnson Controls, Inc.	11,000	624,910
Tyco International Ltd.	61,900	1,897,854
United Technologies Corp.	17,700	1,652,826

		4,215,585

Construction & Building Materials (1.0%)
Caterpillar, Inc.	10,100	812,545
Centex Corp.	5,900	297,714
Deere & Co.	14,200	916,610
Masco Corp.	11,700	404,001

		2,430,870

Consumer / Non-Cyclical (0.6%)
Gillette Co.	35,600	1,485,944
Kimberly-Clark Corp.	300	19,377

		1,505,321

Consumer Products (1.3%)
Procter & Gamble Co.	54,200	2,933,304
Smurfit-Stone Container Corp. (b)	7,100	137,527

		3,070,831

Diversified Manufacturing Operations (0.3%)
Cooper Industries Ltd., Class A	9,600	566,400
SPX Corp.	6,000	212,400

		778,800

Drugs (5.0%)
Amgen, Inc. (b)	26,300	1,490,684
Eli Lilly & Co.	20,500	1,231,025
Forest Laboratories, Inc. (b)	26,200	1,178,476
Hospira, Inc. (b)	1,600	48,960
Johnson & Johnson, Inc.	49,700	2,799,601
Medicis Pharmaceutical Corp., Class A	11,900	464,576
Merck & Co., Inc.	11,500	379,500
OSI Pharmaceuticals, Inc. (b)	3,800	233,548
Pfizer, Inc.	100,700	3,081,420
Schering-Plough Corp.	27,200	518,432
Watson Pharmaceutical, Inc. (b)	8,800	259,248

		11,685,470

Electrical Equipment (2.3%)
Eaton Corp.	3,100	196,571
General Electric Co.	154,800	5,198,184

		5,394,755

	Shares
	or
	Principal
	Amount	Value
Electrical Services (1.7%)
Consolidated Edison, Inc.	3,600	151,344
Dominion Resources, Inc.	8,900	580,725
Edison International	2,300	60,973
Entergy Corp.	10,500	636,405
Florida Power & Light, Inc.	7,600	519,232
PG&E Corp. (b)	11,600	352,640
Pinnacle West Capital Corp.	12,300	510,450
PPL Corp.	12,000	566,160
Scana Corp.	2,600	97,084
Xcel Energy, Inc.	34,300	594,076

		4,069,089

Financial (5.8%)
CIT Group, Inc.	15,700	587,023
Citigroup, Inc.	102,500	4,522,299
Countrywide Credit Industries, Inc.	28,200	1,110,798
Fannie Mae	12,500	792,500
First Horizon National Corp.	600	26,016
Freddie Mac	20,000	1,304,800
Goldman Sachs Group, Inc.	9,900	923,076
Legg Mason, Inc.	3,900	207,753
MBNA Corp.	29,700	748,440
Morgan Stanley	43,700	2,154,410
Schwab (Charles) Corp.	80,700	741,633
Washington Mutual, Inc.	9,300	363,444

		13,482,192

Financial / Banks (3.6%)
AmSouth Bancorp	300	7,320
Bank of America Corp.	46,200	2,001,846
Bank of New York Co., Inc.	48,700	1,420,579
Comerica, Inc.	1,300	77,155
Doral Financial Corp.	2,500	103,675
FirstMerit Corp.	4,300	113,112
GreenPoint Financial Corp.	7,600	352,716
KeyCorp	9,200	290,720
Marshall & Ilsley Corp.	2,000	80,600
North Fork Bancorp, Inc.	7,600	337,820
SunTrust Banks, Inc.	300	21,123
U.S. Bancorp	2,200	63,580
Wachovia Corp.	25,800	1,211,310
Wells Fargo Co.	33,800	2,015,494
Zions Bancorp	4,100	250,264

		8,347,314

Food & Beverage (1.7%)
Anheuser-Busch Companies, Inc.	16,700	834,165
Coca-Cola Co. (The)	55,100	2,206,755
Kellogg Co.	3,800	162,108
PepsiCo, Inc.	14,600	710,290
SYSCO Corp.	3,600	107,712

		4,021,030

Healthcare (2.7%)
Anthem, Inc. (b)	5,700	497,325
Biogen Idec, Inc. (b)	1,100	67,287
Boston Scientific Corp. (b)	29,000	1,152,170
Gilead Sciences, Inc. (b)	10,000	373,800
Guidant Corp.	21,200	1,400,048
HCA-The Healthcare Co.	21,700	827,855
MedImmune, Inc. (b)	4,600	109,020
Sepracor, Inc. (b)	7,600	370,728

	Shares
	or
	Principal
	Amount	Value
UnitedHealth Group, Inc.	600	44,244
WellPoint Health Networks, Inc. (b)	4,000	420,360
Wyeth	26,400	987,360

		6,250,197

Hotels / Motels (0.5%)
Hilton Hotels Corp.	22,600	425,784
International Game Technology	3,400	122,230
Marriott International, Inc., Class A	5,600	290,976
Starwood Hotels & Resorts Worldwide, Inc.	5,000	232,100

		1,071,090

Insurance (3.3%)
Aetna, Inc.	9,500	949,335
Allstate Corp. (The)	30,300	1,454,097
AMBAC Financial Group, Inc.	14,200	1,135,290
American International Group, Inc.	15,500	1,053,845
Assurant, Inc.	3,100	80,600
CIGNA Corp.	1,100	76,593
Genworth Financial, Inc., Class A (b)	17,400	405,420
Hartford Financial Services Group, Inc.	16,900	1,046,617
MBIA, Inc.	8,000	465,680
Protective Life Corp.	900	35,379
St. Paul Cos., Inc.	15,100	499,206
Torchmark Corp.	2,300	122,314
W.R. Berkley Corp.	8,900	375,224

		7,699,600

Leisure & Amusements (0.3%)
Walt Disney Co. (The)	32,700	737,385

Leisure Products (0.5%)
Carnival Corp.	14,600	690,434
Hasbro, Inc.	22,600	424,880
Mattel, Inc.	2,200	39,886

		1,155,200

Metals & Mining (0.6%)
Alcoa, Inc.	23,000	772,570
United States Steel Corp.	16,000	601,920

		1,374,490

Office Equipment & Services (0.1%)
3M Co.	1,800	143,946

Oil & Gas (4.6%)
Anadarko Petroleum Corp.	6,300	418,068
Baker Hughes, Inc.	16,300	712,636
ChevronTexaco Corp.	23,200	1,244,448
ConocoPhillips	21,200	1,756,420
Cooper Cameron Corp. (b)	9,800	537,432
Devon Energy Corp.	7,300	518,373
Dynegy, Inc. (b)	13,300	66,367
Exxon Mobil Corp.	75,400	3,644,082
Pride International, Inc. (b)	16,300	322,577
Rowan Companies., Inc. (b)	11,900	314,160
Unocal Corp.	16,400	705,200
Valero Energy Corp.	6,100	489,281

		10,729,044

Paper & Forest Products (0.0%)
International Paper Co.	1,200	48,492

Printing & Publishing (0.4%)
Gannett Co., Inc.	12,100	1,013,496

Railroads (0.4%)

	Shares
	or
	Principal
	Amount	Value
CSX Corp.	16,700	554,440
Norfolk Southern Corp.	12,800	380,672

		935,112

Real Estate (0.3%)
CarrAmerica Realty Corp.	4,000	130,800
Equity Office Properties Trust	5,400	147,150
Kimco Realty Corp. (b)	2,000	102,600
Mack-Cali Realty Corp.	400	17,720
ProLogis	6,600	232,584

		630,854

Restaurants (0.5%)
McDonald’s Corp.	44,100	1,236,123
Wendy’s International, Inc.	1,400	47,040

		1,283,163

Retail (4.3%)
Abercrombie & Fitch Co.	5,600	176,400
Bed, Bath & Beyond, Inc. (b)	6,000	222,660
CVS Corp.	6,100	256,993
Family Dollar Stores, Inc.	2,100	56,910
Federated Department Stores, Inc.	9,100	413,413
Foot Locker, Inc.	3,200	75,840
Gap, Inc.	10,600	198,220
Home Depot, Inc.	48,800	1,912,960
Jones Apparel Group, Inc.	18,100	647,980
Kohl’s Corp. (b)	16,400	790,316
Lowe’s Companies, Inc.	19,800	1,076,130
Ross Stores, Inc.	800	18,752
Staples, Inc.	9,600	286,272
Target Corp.	18,100	819,025
TJX Companies, Inc. (The)	1,000	22,040
Wal-Mart Stores, Inc.	45,400	2,415,280
Yum! Brands, Inc.	13,400	544,844

		9,934,035

Semiconductors (1.8%)
Altera Corp. (b)	29,900	585,143
Analog Devices, Inc.	21,800	845,404
Broadcom Corp., Class A (b)	2,600	70,954
Intel Corp.	72,500	1,454,350
Intersil Holding Corp., Class A	17,900	285,147
Linear Technology Corp.	2,300	83,352
Novellus Systems, Inc. (b)	16,900	449,371
Xilinx, Inc.	15,300	413,100

		4,186,821

Telecommunications (2.4%)
Bellsouth Corp.	3,900	105,768
EchoStar Communications Corp., Class A (b)	6,300	196,056
Nextel Communications, Inc., Class A (b)	27,400	653,216
Qwest Communications International, Inc. (b)	3,100	10,323
SBC Communications, Inc.	49,900	1,294,905
Sprint Corp.	37,100	746,823
Verizon Communications, Inc.	63,500	2,500,630

		5,507,721

Tobacco (0.9%)
Altria Group, Inc.	42,900	2,018,016

Transportation Services (0.2%)
United Parcel Service, Inc., Class B	7,500	569,400

Total Common Stocks		143,289,121

	Shares
	or
	Principal
	Amount	Value
Commercial Papers (7.7%)
Financial Services (7.7%)
Abbey National America LLC, 1.75%, 10/21/04	1,750,000	1,748,250
ABN Amro NA Finance, Inc., 1.75%, 10/25/04	1,250,000	1,248,525
CRC Funding LLC, 1.76%, 11/01/04	1,250,000	1,248,106
Dexia Delaware LLC, 1.81%, 12/15/04	1,300,000	1,295,021
Eureka Securitization, Inc., 1.63%, 10/18/04	800,000	799,312
Govco, Inc., 1.55%, 10/04/04	1,650,000	1,649,753
Kitty Hawk Funding Corp., 1.76%, 10/20/04	250,000	249,759
Liberty Street Funding Corp., 1.77%, 10/20/04	1,000,000	999,020
Macquarie Bank Ltd., 1.80%, 10/29/04	1,750,000	1,747,550
Nordea North America, Inc., 1.80%, 12/16/04	1,700,000	1,693,540
Rabobank USA Financial Corp., 1.75%, 11/01/04	1,500,000	1,497,705
Ranger Funding Co. LLC, 1.76%, 10/20/04	500,000	499,519
Ticonderoga Funding LLC, 1.64%, 10/25/04	1,800,000	1,797,822
Variable Funding Capital Corp., 1.75%, 10/18/04	500,000	499,582
Variable Funding Capital Corp., 1.77%, 10/20/04	750,000	749,299
Yorktown Capital LLC, 1.77%, 10/19/04	250,000	249,779

Total Commercial Papers		17,972,542

Corporate Bonds (11.7%)
Aerospace / Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06	165,000	163,208

Auto Related (0.4%)
Ford Motor Credit Co., 7.38%, 10/28/09	200,000	219,067
Ford Motor Credit Co., 7.88%, 06/15/10	355,000	395,950
Ford Motor Credit Co., 7.00%, 10/01/13	245,000	259,036

		874,053

Automotive Parts and Supplies (0.0%)
Breed Technologies, Inc., 0.00%, 04/15/08 (e) (f) (g)	125,000	0

Banks (2.1%)
Abbey National Capital Trust I, 8.96%, 06/30/30 (h)	45,000	60,728
ABN Amro Holding NA, 6.52%, 11/08/12 (d) (h)	175,000	193,054
ANZ Capital Trust I, 5.36%, 12/15/13 (d) (h)	275,000	277,181
Cadets Trust 2003-1, 4.80%, 07/15/13 (d)	110,000	106,779

	Shares
	or
	Principal
	Amount	Value
HBOS Capital Funding LP, 6.07%, 06/30/14 (d) (h)	25,000	26,431
HBOS PLC, 5.38%, 11/01/13 (d) (h)	145,000	147,241
HBOS Treasury Services PLC, 3.60%, 08/15/07	225,000	227,135
HSBC Capital Funding LP, 9.55%, 06/30/10 (d) (h)	265,000	333,759
HSBC Capital Funding LP, 4.61%, 06/27/13 (d) (h)	220,000	211,417
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	180,000	176,127
KBC Bank Funding Trust III, 9.86%, 11/02/09 (d) (h)	195,000	241,144
Korea First Bank, 7.27%, 03/03/34 (d)	125,000	128,396
Mizuho Finance (Cayman), 5.79%, 04/15/14 (d)	170,000	175,394
Northern Rock PLC, 5.60%, 04/30/14 (h)	270,000	276,639
Popular N.A., 4.70%, 06/30/09	315,000	322,808
RBS Capital Trust II, 6.43%, 01/03/34 (h)	95,000	96,899
RBS Capital Trust III, 5.51%, 09/30/14 (h)	280,000	283,926
Royal Bank of Scotland, 7.65%, 09/30/31 (h)	45,000	53,679
Skandinaviska Enskilda, 4.96%, 03/25/14 (d) (h)	220,000	214,302
Standard Chartered Bank, 8.00%, 05/30/31 (d)	140,000	175,453
Suntrust Bank, 2.50%, 11/01/06	275,000	272,121
Swedbank, 9.00%, 03/17/10 (d) (h)	60,000	73,017
U.S. Bank NA Minnesota, 6.50%, 02/01/08	200,000	218,245
United Overseas Bank Ltd., 5.38%, 09/03/19 (d)	275,000	277,122
Westpac Capital Trust III, 5.82%, 09/30/13 (d) (h)	260,000	271,814
Woori Bank, 5.75%, 03/13/14 (d)	295,000	307,150

		5,147,961

Broadcast Media / Cable Television (0.5%)
AOL Time Warner, Inc., 7.63%, 04/15/31	115,000	132,365
Clear Channel Communication, 5.50%, 09/15/14	150,000	149,212
Comcast Corp., 6.50%, 01/15/15	225,000	243,031
Cox Communuications, Inc., 4.63%, 06/01/13	215,000	198,258
Echostar DBS Corp., 6.38%, 10/01/11	35,000	35,438
News America, Inc., 8.88%, 04/26/23	100,000	128,830
Time Warner Cos., Inc., 9.15%, 02/01/23	75,000	96,658
Time Warner Entertainment, 8.38%, 03/15/23	185,000	221,257

		1,205,049

Building — Residential / Commercial (0.3%)
Centex Corp., 5.70%, 05/15/14	145,000	149,534
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	33,900
KB Home, 5.75%, 02/01/14	230,000	228,850
Pulte Homes, Inc., 5.25%, 01/15/14	155,000	154,331

	Shares
	or
	Principal
	Amount	Value
Standard Pacific Corp., 6.88%, 05/15/11	45,000	47,250

		613,865

Chemicals/Diversified (0.2%)
Dow Chemical Co., 7.38%, 11/01/29	85,000	98,701
Huntsman International LLC, 9.88%, 03/01/09	35,000	38,588
ICI Wilmington, 5.63%, 12/01/13	175,000	179,836
Lyondell Chemical Co., 10.88%, 05/01/09	70,000	74,200
Polyone Corp., 10.63%, 05/15/10	65,000	71,175

		462,500

Commercial Services (0.1%)
Cendant Corp., 7.13%, 03/15/15	125,000	143,329
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	34,125

		177,454

Containers (0.1%)
Crown Euro Holdings SA, 9.50%, 03/01/11	40,000	44,600
Owens-Brockway Glass Container, 8.88%, 02/15/09	75,000	81,563
Owens-Brockway Glass Container, 7.75%, 05/15/11	30,000	31,950

		158,113

Crude Petroleum and Natural Gas (0.0%)
Peabody Energy Corp., 6.88%, 03/15/13	35,000	37,800

Diversified Manufacturing Operations (0.1%)
Hutchison Whamp International Ltd., 6.25%, 01/24/14 (d)	130,000	133,404

Electrical Services (1.2%)
Alabama Power Co., 2.80%, 12/01/06	130,000	129,294
Arizona Pub Service Co., 4.65%, 05/15/15	80,000	76,700
Calpine Corp., 8.75%, 07/15/13 (d)	45,000	33,975
Consolidated Edison Co. NY, 5.63%, 07/01/12	250,000	267,028
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	59,245
Dominion Resources, Inc., 5.00%, 03/15/13	195,000	194,742
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	108,386
DTE Energy Co., 6.38%, 04/15/33	140,000	142,294
Duke Capital Corp., 6.25%, 02/15/13	425,000	457,293
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	233,113
General Electric Co., 5.00%, 02/01/13	5,000	5,142
Nisource Finance Corp., 6.15%, 03/01/13	260,000	281,848
Pacificorp, 4.30%, 09/15/08	125,000	126,855
Pepco Holdings, Inc., 6.45%, 08/15/12	20,000	21,771
Pepco Holdings, Inc., 7.45%, 08/15/32	110,000	127,128
PSEG Power, 5.50%, 12/01/15	220,000	220,001
PSEG Power, 8.63%, 04/15/31	125,000	160,070
Reliant Resources, Inc., 9.50%, 07/15/13	65,000	70,606

		2,715,491

	Shares
	or
	Principal
	Amount	Value
Environmental (0.1%)
Allied Waste North America, Inc., 6.13%, 02/15/14	165,000	153,863
Allied Waste North America, Inc., 7.38%, 04/15/14	10,000	9,625

		163,488

Financial Products/Services (1.3%)
American General Finance Corp., 3.00%, 11/15/06	315,000	313,177
American General Finance Corp., 4.50%, 11/15/07	330,000	339,569
Arch Western Finance, 6.75%, 07/01/13 (d)	40,000	43,000
Associates Corporation of North America, 6.95%, 11/01/18	100,000	116,712
Capital One Financial, 8.75%, 02/01/07	375,000	418,240
Fund American Co., Inc., 5.88%, 05/15/13	45,000	45,941
General Electric Capital Corp., 5.88%, 02/15/12	190,000	206,250
General Electric Capital Corp., 5.45%, 01/15/13	65,000	68,864
General Electric Capital Corp., 6.75%, 03/15/32	50,000	57,545
Goldman Sachs Capital I, 6.35%, 02/15/34	210,000	210,662
Goldman Sachs Group, Inc., 5.00%, 10/01/14	270,000	267,072
Istar Financial, Inc., 6.00%, 12/15/10	115,000	119,655
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)	190,000	222,997
Mizuho Preferred Capital, 8.79%, 06/30/08 (d) (h)	210,000	240,082
Morgan Stanley, 4.75%, 04/01/14	170,000	164,573
Morgan Stanley Capital I, 6.22%, 06/03/30	215,435	218,628

		3,052,967

Healthcare (0.2%)
HCA, Inc., 5.25%, 11/06/08	230,000	235,502
Hospira, Inc., 4.95%, 06/15/09 (d)	165,000	169,152
Medex, Inc., 8.88%, 05/15/13	15,000	16,350
Tenet Healthcare Corp., 5.00%, 07/01/07	50,000	49,625

		470,629

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	20,000	21,800

Insurance (0.5%)
Arch Capital Group Ltd., 7.35%, 05/01/34	105,000	108,737
Aspen Insurance Holdings Ltd., 6.00%, 08/15/14 (d)	230,000	231,558
AXA, 8.60%, 12/15/30	30,000	38,833
ING Cap Funding Trust III, 8.44%, 12/31/10 (h)	140,000	169,089
Liberty Mutual Group, 5.75%, 03/15/14 (d)	285,000	283,145

	Shares
	or
	Principal
	Amount	Value
Odyssey Re Holdings, 7.65%, 11/01/13	85,000	92,710
Prudential Holdings LLC, 8.70%, 12/18/23 (d)	55,000	70,132
UnitedHealth Group, Inc., 3.30%, 01/30/08	175,000	173,873

		1,168,077

Leisure & Amusements (0.0%)
Six Flags, Inc., 8.88%, 02/01/10	5,000	4,688

Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	128,735
General Motors Corp., 7.20%, 01/15/11	70,000	74,135
General Motors Corp., 8.25%, 07/15/23	90,000	94,671
General Motors Corp., 8.38%, 07/15/33	315,000	334,458
TRW Automotive, Inc., 9.38%, 02/15/13	41,000	46,843

		678,842

Natural Gas Transmission (0.0%)
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	17,000	20,676
Williams Cos., Inc., 8.13%, 03/15/12	18,000	20,745

		41,421

Office Equipment & Services (0.0%)
Von Hoffmann Corp., 10.25%, 03/15/09	80,000	88,800
Xerox Corp., 7.63%, 06/15/13	20,000	21,600

		110,400

Oil & Gas (0.5%)
Amerada Hess Corp., 6.65%, 08/15/11	90,000	99,369
Amerada Hess Corp., 7.30%, 08/15/31	30,000	32,702
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	204,309
Canadian National Resources, 7.20%, 01/15/32	25,000	29,109
Husky Energy, Inc., 6.15%, 06/15/19	115,000	121,634
Kerr Mcgee Corp., 6.95%, 07/01/24	125,000	133,209
Kinder Morgan Energy Partners, 7.40%, 03/15/31	135,000	153,231
Kinder Morgan Energy Partners, 7.75%, 03/15/32	65,000	76,941
Kinder Morgan Energy Partners, 7.30%, 08/15/33	35,000	39,421
Pemex Project Funding Master Trust, 8.63%, 02/01/22	79,000	89,823
Transocean, Inc., 6.63%, 04/15/11	40,000	44,668
Valero Energy Corp., 7.50%, 04/15/32	115,000	134,449

		1,158,865

Paper & Forest Products (0.1%)
Abitibi Consolidated, Inc., 6.00%, 06/20/13	10,000	9,200
Georgia Pacific Corp., 7.38%, 07/15/08	10,000	10,900
International Paper Co., 5.85%, 10/30/12	65,000	68,673

	Shares
	or
	Principal
	Amount	Value
Medianews Group, Inc., 6.88%, 10/01/13	45,000	46,463
Tembec Industries, Inc., 8.50%, 02/01/11	90,000	94,050

		229,286

Pharmaceuticals (0.0%)
Wyeth, 6.45%, 02/01/24	80,000	82,043

Railroads (0.1%)
Norfolk Southern Corp., 7.80%, 05/15/27	85,000	103,959
Norfolk Southern Corp., 7.25%, 02/15/31	65,000	75,745
Union Pacific Corp., 6.63%, 02/01/29	25,000	26,950

		206,654

Real Estate (0.0%)
Societe Generale Estate LLC, 7.64%, 09/30/07 (d) (h)	90,000	99,886

Retail (0.1%)
Federated Department Stores, Inc., 6.90%, 04/01/29	20,000	21,912
Ingles Markets, Inc., 8.88%, 12/01/11	50,000	53,875
Safeway, Inc., 4.13%, 11/01/08	240,000	239,837

		315,624

Semiconductors (0.0%)
Celestica, Inc., 7.88%, 07/01/11	25,000	25,938
Freescale Semiconductor, 7.13%, 07/15/14 (d)	15,000	15,600

		41,538

Sovereign (1.4%)
Fannie Mae, 6.41%, 03/08/06	1,000,000	1,054,052
Federal Republic of Brazil, 10.00%, 08/07/11	75,000	82,763
Federal Republic Of Brazil, 11.00%, 01/11/12	70,000	80,325
Federal Republic of Brazil, 12.75%, 01/15/20	30,000	38,025
Federal Republic of Brazil, 3.13%, 04/15/12	89,412	82,822
Republic Of Colombia, 9.75%, 04/09/11	225,781	255,133
Republic of Venezuela, 8.50%, 10/08/14	45,000	43,988
Republic of Venezuela, 9.25%, 09/15/27	95,000	93,623
Russian Federation, 10.00%, 06/26/07	22,000	24,860
Russian Federation, 5.00%, 03/31/30	210,000	201,999
Russian Federation, 8.75%, 07/24/05	205,000	213,918
Ukraine Government, 6.88%, 03/04/11 (d)	100,000	98,250
Ukraine Government, 7.65%, 06/11/13	265,000	264,999
United Mexican States, 7.50%, 01/14/12	15,000	16,905
United Mexican States, 6.38%, 01/16/13	175,000	184,275
United Mexican States, 5.88%, 01/15/14	105,000	106,575
United Mexican States, 6.63%, 03/03/15	75,000	79,500

	Shares
	or
	Principal
	Amount	Value
United Mexican States, 11.50%, 05/15/26	80,000	120,400
United Mexican States, 8.30%, 08/15/31	110,000	125,125

		3,167,537

Special Purpose Entity (0.7%)
Core Invest Grade Trust, 4.73%, 11/30/07	500,000	516,825
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	49,163
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	400,129
TRAINS HY-2004-1, 8.22%, 08/01/15 (d)	479,360	515,533
UFJ Finance Aruba AEC, 6.75%, 07/15/13	115,000	127,508

		1,609,158

Telecommunications (1.3%)
AT&T Broadband Corp., 8.38%, 03/15/13	220,000	266,417
AT&T Wireless Services, Inc., 7.50%, 05/01/07	150,000	165,257
AT&T Wireless Services, Inc., 8.13%, 05/01/12	15,000	18,125
AT&T Wireless Services, Inc., 8.75%, 03/01/31	155,000	203,520
British Telecom PLC, 8.38%, 12/15/10	135,000	162,790
Deutsche Telekom, 5.25%, 07/22/13	175,000	179,083
Deutsche Telekom, 8.75%, 06/15/30	45,000	58,166
France Telecom, 9.50%, 03/01/31	115,000	152,473
France Telecom SA, 8.75%, 03/01/11	150,000	179,562
Nextel Communications, 7.38%, 08/01/15	35,000	37,625
Qwest Corp., 9.13%, 03/15/12 (d)	35,000	38,500
Rogers Wireless, Inc., 6.38%, 03/01/14 (d)	230,000	211,600
SBC Communications, 5.63%, 06/15/16	225,000	229,935
Sprint Capital Corp., 6.90%, 05/01/19	125,000	136,855
Sprint Capital Corp., 8.75%, 03/15/32	105,000	133,265
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	35,115
Telecom Italia Capital, 4.00%, 11/15/08 (d)	135,000	135,759
Telecom Italia Capital, 4.00%, 01/15/10 (d)	265,000	262,996
Verizon Global Funding Corp., 7.38%, 09/01/12	60,000	70,065
Verizon New York, Inc., 6.88%, 04/01/12	105,000	116,763
Verizon New York, Inc., 7.38%, 04/01/32	215,000	239,220

		3,033,091

Transportation Services (0.0%)
Teekay Shipping Corp., 8.88%, 07/15/11	45,000	50,906

Total Corporate Bonds		27,395,798

	Shares
	or
	Principal
	Amount	Value
Mortgage-Backed Securities (21.2%)
Federal Home Loan Mortgage Corporation (0.6%)
4.88%, 11/15/13	1,150,000	1,178,022
6.25%, 07/15/32	175,000	197,358

		1,375,380

Federal National Mortgage Association (10.4%)
1.38%, 11/03/04	3,500,000	3,494,194
7.25%, 05/15/30	635,000	796,553
6.63%, 11/15/30	30,000	34,971
TBA, 5.00%, 09/01/18	3,900,000	3,960,938
TBA, 4.50%, 10/01/18	2,200,000	2,191,750
TBA, 5.50%, 10/01/18	2,200,000	2,272,875
TBA, 6.00%, 12/01/30	3,500,000	3,594,063
TBA, 5.50%, 10/01/32	2,000,000	2,026,250
TBA, 5.50%, 11/01/32	6,000,000	6,059,999

		24,431,593

Financial Services (8.6%)
American Express Credit Account Master Trust, Series 03-4, Class A, 1.69%, 01/15/09	355,000	348,448
Americredit Automobile Receivables Trust, Series 03-CF, Class A3, 2.75%, 10/09/07	135,000	135,317
Americredit Automobile Receivables Trust, Series 03-CF, Class A4, 3.48%, 05/06/10	210,000	211,949
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.75%, 03/07/11	550,000	540,388
Banc of America Commercial Mortgage, Inc., Series 03-2, Class A4, 5.06%, 03/11/41	530,000	545,221
Capital Auto Receivables Asset Trust, Series 03-2, Class A, 1.96%, 01/15/09	275,000	269,126
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	433,198
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	519,080
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	184,823
Countrywide Home Loans, Inc., Series 03-29, Class A1, 5.50%, 08/25/33	761,389	766,854
CS First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3, 6.13%, 04/15/37	480,000	527,209
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/16/35	270,000	299,026
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	331,490	338,995
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	495,634
CS First Boston Mortgage Securities Corp., Series 04-C3, Class A3, 4.30%, 07/15/36	370,000	374,403

	Shares
	or
	Principal
	Amount	Value
Daimler Chrysler Auto Trust, Series 03-A, Class A4, 2.88%, 10/08/09	100,000	99,932
Gracechurch Card Funding PLC, Series 5, Class A2, 2.70%, 08/15/08	585,000	582,902
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A4, 4.11%, 07/05/35	560,000	540,070
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,205,686
GS Mortgage Securities Corp., Series 04-GG2, Class A6, 5.40%, 08/01/38	635,000	665,666
Honda Auto Receivables Owner Trust, Series 04-2, Class A3, 3.30%, 06/16/08	925,000	931,631
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	348,531
Household Automotive Trust, Series 04-1, Class A3, 3.30%, 05/18/09	670,000	668,340
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 2.08%, 09/25/34	448,414	450,333
LB-UBS Commercial Mortgage Trust, Series 03-C5, Class A4, 4.69%, 07/20/27	445,000	447,925
LB-UBS Commercial Mortgage Trust, Series 04-C2, Class A2, 3.25%, 03/01/29	410,000	400,329
Long Beach Mortgage Loan Trust, Series 03-4, Class AV3, 1.96%, 08/25/33	361,860	362,191
M&I Auto Loan Trust, Series 03-1, Class A4, 2.97%, 04/20/09	140,000	139,538
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	483,503
Morgan Stanley Auto Loan Trust, Series 03-HB1, Class A2, 2.17%, 04/15/11	210,000	206,786
Morgan Stanley Capital I, Series 98-WF2, Class A1, 6.34%, 07/15/30	146,783	150,852
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	388,605
Morgan Stanley Capital I, Series 04-IQ8, Class A4, 4.90%, 06/15/40	760,000	776,722
Morgan Stanley Capital I, Series 04-T13, Class A4, 4.66%, 09/13/45	515,000	513,670
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	255,265
Onyx Acceptance Auto Trust, Series 03-C, Class A4, 2.66%, 05/17/10	200,000	198,283
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	140,000	140,056
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	371,166
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	273,963
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 1.37%, 07/25/32	93,947	93,874

	Shares
	or
	Principal
	Amount	Value
Residential Asset Securities Corp., Series 03—KS5, Class AIIB, 1.91%, 07/25/31	226,452	226,522
Residential Asset Securities Corp., Series 03-KS7, Class AI3, 3.37%, 11/25/28	225,000	225,550
SLM Student Loan Trust, Series 03-11, Class A5, 2.99%, 12/15/22	460,000	458,247
Toyota Auto Receivables Owner Trust, Series 03-B, Class A4, 2.79%, 01/15/10	500,000	498,711
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	234,580
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	450,000	449,992
Volkswagen Auto Loan Enhanced Trust, Series 03-1, Class A4, 1.93%, 01/20/10	665,000	651,244
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	273,830
Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 1.88%, 07/25/33	264,713	264,906
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	180,000	179,925

		20,148,997

Government National Mortgage Association (1.6%)
TBA, 6.00%, 10/01/32	3,500,000	3,626,875

Total Mortgage-Backed Securities		49,582,845

U.S. Government Long-Term Obligations (2.9%)
U.S. Treasury Bonds (0.9%)
7.88%, 02/15/21	1,250,000	1,691,455
6.25%, 05/15/30	55,000	65,278
5.38%, 02/15/31	125,000	133,906
8.88%, 02/15/19 (c)	200,000	288,891

		2,179,530

U.S. Treasury Notes (2.0%)
3.13%, 04/15/09	915,000	908,816
3.88%, 05/15/09	740,000	757,980
4.75%, 05/15/14	1,390,000	1,459,066
4.25%, 08/15/14	1,460,000	1,475,285

		4,601,147

Total U.S. Government Long-Term Obligations		6,780,677

Repurchase Agreement (5.7%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $13,317,602 (Fully collateralized by AA Corporate Bonds & U.S. Agency Securities)	$13,316,936	13,316,936
Total Repurchase Agreement		13,316,936

Total Investments (Cost $243,387,745) (a) - 110.6%		258,337,919
Liabilities in excess of other assets - (10.6)%		(24,862,373)

NET ASSETS — 100.0%		$233,475,546

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Securities with perpetual maturity. First call date disclosed.

TBA To Be Announced

TRAINS Targeted Return Index Securities Trust

At September 30, 2004 the Fund’s open futures contracts were as follows:

			Market
			Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)
Long Contracts:
44	U.S. 5yr Note Future	12/30/04	$4,873,000	$5,919
10	U.S. Long Bond Future	12/30/04	1,122,188	24,731
14	U.S. 2yr Note Future	12/31/04	2,957,281	(534)
19	Canadian 10yr Bond Future	12/31/04	1,649,204	(10,448)

Total Long Contracts			$10,601,673	$19,668

Short Contracts:
54	U.S. 10yr Note Future	12/30/04	$6,081,750	$36,311

Gartmore Variable Insurance Trust
Comstock GVIT Value Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (93.7%)
Banks (8.6%)
Bank of America Corp.	88,834	$3,849,177
Citigroup, Inc.	74,700	3,295,764
J.P. Morgan Chase & Co.	17,000	675,410
PNC Bank Corp.	35,100	1,898,910
SouthTrust Corp.	4,200	174,972
Suntrust Banks, Inc.	4,300	302,763
Wachovia Corp.	15,800	741,810
Wells Fargo & Co.	52,700	3,142,501

		14,081,307

Broadcast Media / Cable Television (2.9%)
Clear Channel Communications, Inc.	82,100	2,559,057
Liberty Media Corp., Class A (b)	190,900	1,664,648
Liberty Media International, Inc. (b)	15,505	517,278

		4,740,983

Chemicals (4.5%)
Dow Chemical Co.	88,100	3,980,358
E.I. du Pont de Nemours & Co.	66,300	2,837,640
Eastman Chemical Co.	4,800	228,240
Lyondell Chemical Co.	6,500	145,990
Monsanto Co.	6,100	222,162

		7,414,390

Chemicals / Diversified (0.7%)
Rohm & Haas Co.	26,900	1,155,893

Computer Hardware (1.4%)
Hewlett-Packard Co.	45,700	856,875
International Business Machines Corp.	8,800	754,512
Lexmark International Group, Inc., Class A (b)	8,495	713,665

		2,325,052

Computer Software & Services (1.1%)
Affiliated Computer Services, Inc., Class A (b)	13,900	773,813
Check Point Software Technologies Ltd. ADR — IL (b)	7,800	132,366
Microsoft Corp.	12,800	353,920
SunGard Data Systems, Inc. (b)	22,000	522,940

		1,783,039

Consumer Products (2.8%)
Kimberly-Clark Corp.	47,900	3,093,861
Mattel, Inc.	44,200	801,346
Procter & Gamble Co.	12,650	684,618

		4,579,825

Electronics (0.8%)
Cognex Corp.	15,300	400,860
Credence Systems Corp. (b)	32,000	230,400
Flextronics International Ltd. ADR — SG (b)	36,800	487,600
Jabil Circuit, Inc. (b)	8,853	203,619

		1,322,479

	Shares
	or
	Principal
	Amount	Value
Entertainment (1.3%)
Walt Disney Co. (The)	93,525	2,108,989

Financial Services (5.7%)
AMBAC Financial, Inc.	14,050	1,123,298
Capital One Financial Corp.	3,100	229,090
Fannie Mae	9,350	592,790
Freddie Mac	90,800	5,923,792
Goldman Sachs Group, Inc.	1,000	93,240
Lehman Brothers Holdings, Inc.	7,300	581,956
Merrill Lynch & Co., Inc.	15,400	765,688

		9,309,854

Food & Related (2.1%)
Kraft Foods, Inc.	53,700	1,703,364
Unilever NV ADR — NL	29,300	1,693,540

		3,396,904

Healthcare (0.4%)
Aetna, Inc.	6,700	669,531

Insurance (4.6%)
Allstate Corp. (The)	30,600	1,468,494
Assurant, Inc.	21,600	561,600
Chubb Corp. (The)	29,950	2,104,886
Genworth Financial, Inc. (b)	23,600	549,880
MetLife, Inc.	25,900	1,001,035
RenaissanceRe Holdings Ltd.	4,300	221,794
St. Paul Travelers Companies, Inc.	14,262	471,502
Torchmark Corp.	22,800	1,212,504

		7,591,695

Metals & Mining (1.9%)
Alcoa, Inc.	90,600	3,043,254

Oil & Gas (13.1%)
BP PLC ADR — GB	18,000	1,035,540
ConocoPhillips	17,537	1,452,940
Global Santa Fe Corp.	64,300	1,970,795
Halliburton Co.	206,076	6,942,700
Petroleo Brasileiro SA ADR — BR	52,400	1,847,100
Royal Dutch Petroleum Co. ADR — NL	15,900	820,440
Schlumberger Ltd.	48,400	3,257,804
Total SA ADR — FR	20,400	2,084,268
Transocean, Inc. (b)	58,400	2,089,552

		21,501,139

Paper & Forest Products (6.3%)
Georgia Pacific Corp.	113,890	4,094,346
International Paper Co.	143,800	5,810,958
MeadWestvaco Corp.	6,898	220,046
Smurfit-Stone Container Corp. (b)	7,000	135,590
Temple-Inland, Inc.	700	47,005

		10,307,945

Pharmaceuticals (11.2%)
AmerisourceBergen Corp.	21,300	1,144,023
Bristol-Myers Squibb Co.	200,200	4,738,734
GlaxoSmithKline PLC ADR — GB	129,800	5,676,154
Merck & Co., Inc.	12,300	405,900
Pfizer, Inc.	66,347	2,030,218
Roche Holding AG ADR — CH	16,800	1,740,480
Schering-Plough Corp.	78,400	1,494,304
Wyeth	28,500	1,065,900

		18,295,713

Photographic Equipment Supplies (0.7%)

	Shares
	or
	Principal
	Amount	Value
Eastman Kodak Co.	35,100	1,130,922

Restaurants (1.6%)
Darden Restaurants, Inc.	32,600	760,232
McDonald’s Corp.	68,000	1,906,040

		2,666,272

Retail (2.9%)
CVS Corp.	23,500	990,055
Federated Department Stores, Inc.	22,300	1,013,089
Jones Apparel Group, Inc.	35,800	1,281,640
Kroger Co. (b)	73,300	1,137,616
May Department Stores Co. (The)	12,900	330,627

		4,753,027

Semiconductors (0.1%)
Intel Corp.	3,500	70,210
Novellus Systems, Inc. (b)	3,800	101,042

		171,252

Telecommunications (11.0%)
SBC Communications, Inc.	198,300	5,145,885
Sprint Corp.	357,020	7,186,813
Verizon Communications, Inc.	146,000	5,749,480

		18,082,178

Telecommunications Equipment (0.5%)
Andrew Corp. (b)	4,600	56,304
Ericsson ADR — SE (b)	10,700	334,268
JDS Uniphase Corp. (b)	17,700	59,649
Nokia Corp. ADR — FI	23,100	316,932

		767,153

Tobacco (1.4%)
Altria Group, Inc.	50,350	2,368,464

Utilities (6.1%)
Ameren Corp.	3,300	152,295
American Electric Power Co., Inc.	27,040	864,198
Consolidated Edison, Inc.	3,700	155,548
Constellation Energy Group, Inc.	20,800	828,672
Dominion Resources, Inc.	21,400	1,396,350
DTE Energy Co.	1,800	75,942
FirstEnergy Corp.	35,400	1,454,232
Pinnacle West Capital Corp.	2,200	91,300
PPL Corp.	4,000	188,720
Public Service Enterprise Group, Inc.	26,000	1,107,600
Scottish Power PLC ADR — GB	19,100	589,044
Sempra Energy	9,500	343,805
TXU Corp.	54,550	2,614,036
Wisconsin Energy Corp.	4,900	156,310 10,018,052

Total Common Stocks		153,585,312

Repurchase Agreement (6.1%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $9,975,298 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$9,974,799	9,974,799

Total Repurchase Agreement		9,974,799

Short-Term Securities Held as Collateral for Securities Lending (6.5%)
Pool of various securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	$10,716,033	10,716,033

	Shares
	or
	Principal
	Amount	Value
Total Short-Term Securities Held as Collateral for Securities Lending		10,716,033

Total Investments (Cost $151,977,450) (a) - 106.3%		174,276,144
Other assets in excess of liabilities - 6.3%		(10,339,609)

NET ASSETS - 100.0%		$163,936,535

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt.
BR	Brazil
CH	Switzerland
FI	Finland
FR	France
GB	United Kingdom
IL	Israel
NL	Netherlands
SE	Sweden
SG	Singapore

Gartmore Variable Insurance Trust
Van Kampen GVIT Multi-Sector Bond Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Corporate Bonds (36.8%)
Advertising (0.5%)
Advanstar Communications, Inc., 9.22%, 08/15/08 (c)	297,000	$308,880
Advanstar Communications, Inc., Series B, 12.00%, 02/15/11	90,000	96,300
Interep National Radio Sales, Inc., 10.00%, 07/01/08	250,000	195,625
Vertis, Inc., 13.50%, 12/07/09 (c)	190,000	190,000
WPP Finance (UK) Corp., 5.88%, 06/15/14 (c)	260,000	266,445
WPP Group, PLC, 6.00%, 06/18/08 (EUR)	120,000	161,434

		1,218,684

Aerospace / Defense (0.3%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	116,828
Raytheon Co., 8.30%, 03/01/10	120,000	143,454
Raytheon Co., 4.85%, 01/15/11	20,000	20,531
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	320,858	356,419

		637,232

Airlines (0.2%)
Continental Airlines, Inc., 6.90%, 01/02/18	305,649	294,291
Continental Airlines, Inc. Series 991A, 6.55%, 02/02/19	96,967	93,581
Continental Airlines, Inc. Series 991A, 6.65%, 03/15/19	76,124	71,255

		459,127

Auto Parts & Equipment (0.2%)
Tenneco Automotive, Inc. Series B, 11.63%, 10/15/09	185,000	195,175
TRW Automotive, Inc., 9.38%, 02/15/13	236,000	269,630

		464,805

Automotive (0.5%)
Autonation, Inc., 9.00%, 08/01/08	250,000	287,500
DaimlerChrysler NA Holdings, 7.30%, 01/15/12	305,000	346,434
General Motors Corp., 8.38%, 07/05/33 (EUR)	180,000	249,314
Sonic Automotive Inc., Series B, 8.63%, 08/15/13	210,000	222,075

		1,105,323

Banking (0.7%)
Bank One Corp., 6.00%, 02/17/09	95,000	102,570

	Shares
	or
	Principal
	Amount	Value
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	272,273
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)	80,000	105,299
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	146,981
KFW International Finance, 2.05%, 09/21/09 (JPY)	94,000,000	904,606

		1,531,729

Brewery (0.1%)
Miller Brewing Co., 4.25%, 08/15/08 (c)	140,000	142,316

Broadcast Media (0.4%)
Clear Channel Communications, 7.65%, 09/15/10	90,000	102,701
Granite Broadcasting, 9.75%, 12/01/10	85,000	78,625
News America, Inc., 7.30%, 04/30/28	105,000	118,579
Salem Communications Holding Corp., 9.00%, 07/01/11	184,000	201,480
TV Azteca SA, Series B, 10.50%, 02/15/07	380,000	387,600

		888,985

Building Maintenance Services (0.1%)
Brand Services Inc., 12.00%, 10/15/12	210,000	238,350

Business Services (0.5%)
Adecco Financial Services, 6.00%, 03/15/06 (EUR)	100,000	128,982
Electronic Data Systems, 7.13%, 10/15/09	40,000	42,966
Electronic Data Systems, Series B, 6.00%, 08/01/13	170,000	171,466
Iron Mountain, Inc., 8.63%, 04/01/13	195,000	211,574
Iron Mountain, Inc., 7.75%, 01/15/15	100,000	106,000
Iron Mountain, Inc., 6.63%, 01/01/16	90,000	87,750
Muzak, LLC, 10.00%, 02/15/09	215,000	190,275
Muzak, LLC, 9.88%, 03/15/09	110,000	80,850
Veolia Environnement, 5.88%, 06/27/08 (EUR)	100,000	134,735

		1,154,598

Cable (1.1%)
Avalon Cable, LLC, 11.88%, 12/01/08	85,078	89,120
Cablevision Systems Corp, 5.67%, 04/01/09 (c) (e)	215,000	223,600
Charter Communications, LLC, 9.63%, 11/15/09	465,000	366,188
Charter Communications, LLC, Series B, 10.25%, 01/15/10	140,000	112,350
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	332,761
DIRECTV Holdings, 8.38%, 03/15/13	50,000	56,875
Echostar DBS Corp., 6.38%, 10/01/11	200,000	202,500
General Cable Corp., 9.50%, 11/15/10	100,000	111,000
Kabel Deutschland GMBH, 10.63%, 07/01/14 (c)	330,000	359,700
Renaissance Media Group, 10.00%, 04/15/08	120,000	123,600
TCI Communications, Inc., 7.88%, 02/15/26	155,000	181,932
Telenet Group Holdings NV, 10.87%, 06/15/14 (c)	640,000	470,399

	Shares
	or
	Principal
	Amount	Value
		2,630,025

Chemicals / Plastics (1.6%)
Ashland, Inc., 7.83%, 08/15/05	200,000	207,427
Avecia Group, PLC, 11.00%, 07/01/09	125,000	110,000
Equistar Chemical, 10.13%, 09/01/08	330,000	372,075
FMC Corp., 10.25%, 11/01/09	125,000	145,938
Huntsman Corp., 10.13%, 07/01/09	320,000	336,000
ICI Wilmington, 4.38%, 12/01/08	115,000	116,323
Innophos, Inc., 8.88%, 08/15/14 (c)	115,000	122,475
ISP, Inc., 10.63%, 12/15/09	350,000	385,000
JohnsonDiversey, Inc., 9.63%, 05/15/12	180,000	201,600
Lyondell Chemicals Co., 10.50%, 06/01/13	200,000	231,000
Millennium America, Inc., 9.25%, 06/15/08	360,000	396,900
Nalco Co., 7.75%, 11/15/11 (c)	165,000	174,900
Nalco Co., 8.88%, 11/15/13 (c)	85,000	91,375
Rhodia SA, 8.88%, 06/01/11	250,000	217,500
Rockwood Specialities Group, 10.63%, 05/15/11	320,000	352,000
Syngenta Luxembourg Finance, 5.50%, 07/10/06 (EUR)	100,000	129,950
Westlake Chemical Corp., 8.75%, 07/15/11	62,000	69,595

		3,660,058

Construction & Building Materials (0.6%)
Associated Materials, Inc., 9.69%, 03/01/14 (c)	485,000	352,837
D.R. Horton, Inc., 6.88%, 05/01/13	135,000	147,488
Kennametal, Inc., 7.20%, 06/15/12	150,000	163,655
Nortek, Inc., 8.50%, 09/01/14 (c)	250,000	261,875
Technical Olympic USA, Inc., 9.00%, 07/01/10	200,000	219,000
Technical Olympic USA, Inc., 10.38%, 07/01/12	280,000	313,600

		1,458,455

Consumer Products (0.1%)
Amscan Holdings, Inc., 8.75%, 05/01/14 (c)	135,000	137,700
Prestige Brands, Inc., 9.25%, 04/15/12 (c)	80,000	78,400

		216,100

Distribution/Wholesale (0.2%)
Buhrmann US, Inc., 8.25%, 07/01/14 (c)	250,000	250,000
Nebraska Book Co., 8.63%, 03/15/12	190,000	189,050

		439,050

Diversified (0.0%)
Hutchison Whampoa Ltd., 5.88%, 07/08/13 (EUR)	45,000	58,869
Murrin Murrin Holdings, 9.38%, 08/31/07 (f) (g) (i)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07 (EUR)	40,000	53,058

		111,927

Entertainment (0.4%)
Cinemark, Inc., 9.75%, 03/15/14	85,000	58,438

	Shares
	or
	Principal
	Amount	Value
Isle Of Capri Casinos, 7.00%, 03/01/14	475,000	477,375
Marquee, Inc., 5.97%, 08/15/10 (c) (e)	300,000	309,000
Marquee, Inc., 8.63%, 08/15/12 (c)	45,000	47,700

		892,513

Environmental Controls (0.7%)
Allied Waste North America, Inc., 8.88%, 04/01/08	575,000	623,874
Republic Services, Inc., 6.75%, 08/15/11	280,000	313,887
Waste Management, Inc., 7.13%, 10/01/07	450,000	496,444
Waste Management, Inc., 6.88%, 05/15/09	60,000	67,008
Waste Management, Inc., 5.00%, 03/15/14	45,000	45,066

		1,546,279

Financial Services (4.5%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	435,409
Altria Finance Ltd., 5.63%, 06/24/08 (EUR)	90,000	114,262
AXA Financial, Inc., 7.75%, 08/01/10	460,000	539,370
Bombardier Capital, 6.13%, 05/14/07 (EUR)	60,000	73,402
Caterpillar Financial Services Corp., 1.80%, 08/20/07 (e)	220,000	219,735
Chase Funding Mortgage Loan, 1.95%, 11/25/18 (e)	533,812	533,812
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	800,000	797,502
Cit Group, Inc., 7.38%, 04/02/07	120,000	131,602
Citigroup, Inc., 6.00%, 02/21/12	285,000	313,454
Citigroup, Inc., 5.63%, 08/27/12	50,000	53,442
Citigroup, Inc., 6.63%, 06/15/32	50,000	54,765
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	216,352
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	289,613
Ford Motor Credit Co., 7.38%, 10/28/09	70,000	76,673
Ford Motor Credit Co., 7.25%, 10/25/11	435,000	470,730
General Electric Capital Corp., 4.25%, 12/01/10	100,000	100,378
General Electric Capital Corp., 6.75%, 03/15/32	220,000	253,200
General Motors Acceptance Corp., 4.50%, 07/15/06	175,000	177,741
General Motors Acceptance Corp., 6.88%, 09/15/11	275,000	288,481
General Motors Acceptance Corp., 8.00%, 11/01/31	310,000	320,847
Global Cash Acc/Finance, 8.75%, 03/15/12 (c)	200,000	212,000
Goldman Sachs Group, Inc., 6.50%, 10/06/10 (EUR)	150,000	210,902
Goldman Sachs Group, Inc., 6.88%, 01/15/11	75,000	84,698
Goldman Sachs Group, Inc., 6.60%, 01/15/12	145,000	161,931

	Shares
	or
	Principal
	Amount	Value
Goldman Sachs Group, Inc., 5.25%, 10/15/13	170,000	171,168
Household Finance Corp., 6.40%, 06/17/08	150,000	163,668
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	195,105
Household Finance Corp., 8.00%, 07/15/10	250,000	295,495
John Hancock Global Funding, 7.90%, 07/02/10 (c)	155,000	183,076
JSG Funding, PLC, 10.13%, 10/01/12 (EUR)	200,000	279,450
KFW International Finance, 6.25%, 07/15/05 (AUD)	800,000	583,340
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	429,281
MBNA Corp., 6.13%, 03/01/13	255,000	274,115
Merrill Lynch & Co., 6.00%, 11/15/04	30,000	30,132
Prudential Holdings, LLC, 7.25%, 12/18/23 (c)	250,000	293,785
Prudential Holdings, LLC, 8.70%, 12/18/23 (c)	110,000	140,264
Refco Finance Holdings, 9.00%, 08/01/12 (c)	250,000	266,875
SL Finance, PLC, 6.38%, 07/12/22 (e) (EUR)	90,000	124,277
UCAR Finance, Inc., 10.25%, 02/15/12	200,000	229,000
Washington Mutual, Inc., 8.25%, 04/01/10	340,000	402,396
Wells Fargo Financial Auto Owner Trust Series 2004-A, 1.47%, 03/15/07	600,000	597,370

		10,789,098

Food Products / Services (0.9%)
Albertson’s, Inc., 7.50%, 02/15/11	130,000	150,362
Kraft Foods, Inc., 5.63%, 11/01/11	325,000	343,283
Kroger Co., 7.50%, 04/01/31	45,000	52,236
Michael Foods, 8.00%, 11/15/13	160,000	167,600
Pilgrim’s Pride Corp., 9.63%, 09/15/11	360,000	403,200
Pilgrim’s Pride Corp., 9.25%, 11/15/13	95,000	104,500
Smithfield Foods, Inc., 8.00%, 10/15/09	655,000	722,137
Smithfield Foods, Inc., 7.75%, 05/15/13	170,000	184,450

		2,127,768

Forestry (0.3%)
Tembec Industries, Inc., 8.50%, 02/01/11	350,000	365,750
Weyerhaeuser Co., 6.00%, 08/01/06	55,000	57,808
Weyerhaeuser Co., 6.75%, 03/15/12	325,000	364,450

		788,008

Health Care/Health Care Services (0.9%)
Aetna, Inc., 7.88%, 03/01/11	355,000	419,027
HCA, Inc., 6.30%, 10/01/12	300,000	311,031
HCA, Inc., 7.58%, 09/15/25	175,000	182,513
Health Net, Inc., 8.38%, 04/15/11	295,000	363,577
Leiner Health Products, 11.00%, 06/01/12 (c)	60,000	63,750
Medcath Holdings Corp., 9.88%, 07/15/12 (c)	210,000	219,450

	Shares
	or
	Principal
	Amount	Value
National Nephrology Association, 9.00%, 11/01/11 (c)	40,000	46,250
Team Health, Inc., 9.00%, 04/01/12 (c)	185,000	184,075
Tenet Healthcare Corp., 6.88%, 11/15/31	400,000	317,000

		2,106,673

Hotels / Casinos (1.9%)
Harrahs Entertainment, 8.00%, 02/01/11	135,000	156,701
Harrahs Operating Co., Inc., 5.50%, 07/01/10 (c)	185,000	191,156
Hilton Hotels Corp., 7.63%, 12/01/12	635,000	738,187
HMH Properties, Inc., Series B, 7.88%, 08/01/08	142,000	146,083
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	138,712
MGM Mirage, Inc., 6.75%, 09/01/12 (c)	560,000	579,599
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	304,125
MGM Mirage, Inc., 8.50%, 09/15/10	190,000	215,888
Park Place Entertainment, 7.88%, 12/15/05	350,000	368,375
Park Place Entertainment, 7.50%, 09/01/09	700,000	789,249
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	161,625
Starwood Hotels & Resorts, 7.88%, 05/01/12	35,000	39,594
Station Casinos, Inc., 6.00%, 04/01/12	150,000	153,750
Station Casinos, Inc., 6.50%, 02/01/14	295,000	300,163
Venetian Casino/LV Sands, 11.00%, 06/15/10	180,000	208,350

		4,491,557

Insurance (0.5%)
Anthem Insurance, 9.13%, 04/01/10 (c)	240,000	296,941
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	295,277
Hartford Financial Services Group, 2.38%, 06/01/06	40,000	39,562
Hartford Financial Services Group, 7.90%, 06/15/10	275,000	324,241
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	182,999

		1,139,020

Internet (0.0%)
Exodus Communications, Inc., 11.63%, 07/15/10 (f) (g) (h) (i)	127,071	0
Rhythms Netconnections, 14.00%, 02/15/10 (f) (g) (h) (i)	366,692	0

Machinery-Construction & Mining (0.2%)
Flowserve Corp., 12.25%, 08/15/10	129,000	145,770
Manitowoc Co., Inc., 10.50%, 08/01/12	330,000	380,325

		526,095

Manufacturing (1.0%)
Amsted Industries, Inc., 10.25%, 10/15/11 (c)	285,000	313,500
Honeywell International, 6.13%, 11/01/11	150,000	165,184

	Shares
	or
	Principal
	Amount	Value
Hutchison Whamp International., Ltd., 6.50%, 02/13/13 (c)	145,000	152,721
Interface, Inc., 7.30%, 04/01/08	55,000	55,275
Interface, Inc., 10.38%, 02/01/10	60,000	68,100
Interface, Inc., 9.50%, 02/01/14	225,000	232,875
Koppers, Inc., 9.88%, 10/15/13	70,000	77,350
NMHG Holding Co., 10.00%, 05/15/09	200,000	220,000
TriMas Corp., 9.88%, 06/15/12	200,000	207,500
Tyco International Group SA, 6.75%, 02/15/11	150,000	168,764
Xerox Corp., 7.13%, 06/15/10	540,000	576,450

		2,237,719

Medical Instruments (0.3%)
Fisher Scientific International, 8.13%, 05/01/12	273,000	304,395
Fisher Scientific International, 6.75%, 08/15/14 (c)	35,000	36,750
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	382,375

		723,520

Medical Products (0.1%)
VWR International, Inc., 6.88%, 04/15/12 (c)	95,000	99,275
VWR International, Inc., 8.00%, 04/15/14 (c)	120,000	126,900

		226,175

Metals (0.1%)
Inco Ltd., 7.75%, 05/15/12	120,000	141,384
Inco Ltd., 7.20%, 09/15/32	165,000	188,220

		329,604

Mortgage Backed Securities (0.3%)
Centex Home Equity Series 2004-A,	365,215	364,191
Class AF1, 2.03%, 06/25/19
Centex Home Equity Series 2004-B,	441,441	439,163

Class AF1, 1.83%, 09/25/19		803,354

Multimedia (0.3%)
AOL Time Warner, Inc., 6.63%, 05/15/29	330,000	340,316
AOL Time Warner, Inc., 7.63%, 04/15/31	105,000	120,855
News America Holdings, Inc., 8.88%, 04/26/23	240,000	309,192

		770,363

Oil & Gas (3.8%)
Amerada Hess Corp., 7.88%, 10/01/29	315,000	364,265
Chesapeake Energy Corp., 7.50%, 09/15/13	565,000	618,675
CITGO Petroleum Corp., 11.38%, 02/01/11	200,000	235,500
Consolidated Natural Gas Co., Series A, 5.00%, 03/01/14	165,000	165,004
El Paso Production Holdings, 7.75%, 06/01/13	580,000	581,450
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	230,000	256,407
Empresa Nacional del Petroleo, 6.75%, 11/15/12	330,000	369,732

	Shares
	or
	Principal
	Amount	Value
Enterprise Products Operations, 5.60%, 10/15/14 (c)	95,000	95,722
Hanover Compressor Co., 8.63%, 12/15/10	10,000	10,850
Hanover Equipment Trust, Series A, 8.50%, 09/01/08	285,000	306,375
Hilcorp Energy, 10.50%, 09/01/10 (c)	215,000	238,113
Husky Oil Ltd., 8.90%, 08/15/28	525,000	607,621
Kerr-McGee Corp., 6.88%, 09/15/11	45,000	50,339
Kerr-McGee Corp., 7.88%, 09/15/31	225,000	266,035
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	32,770
Nexen, Inc., 5.05%, 11/20/13	165,000	163,813
Pemex Project Funding Master Trust, 6.63%, 04/04/10 (EUR)	250,000	336,768
Pemex Project Funding Master Trust, 3.18%, 06/15/10 (c) (e)	570,000	575,985
Pemex Project Funding Master Trust, 9.13%, 10/13/10	720,000	856,799
Pemex Project Funding Master Trust, 7.38%, 12/15/14	175,000	190,750
Pemex Project Funding Master Trust, 8.63%, 02/01/22	170,000	193,290
Petro Shopping Centre, 9.00%, 02/15/12	185,000	196,100
Petro-Canada, 5.35%, 07/15/33	115,000	105,376
Petroleos Mexicanos, 8.63%, 12/01/23	250,000	282,500
Petroleos Mexicanos, 9.50%, 09/15/27	290,000	353,220
Petroleos Mexicanos, Series P, 9.50%, 09/15/27	300,000	366,000
Plains Exploration & Production Co., 7.13%, 06/15/14 (c)	95,000	101,888
RAS Laffan Liquid Natural Gas, 8.29%, 03/15/14 (c)	220,000	258,987
Tesoro Petroleum Corp., 9.63%, 04/01/12	310,000	358,825
Vintage Petroleum, Inc., 7.88%, 05/15/11	445,000	476,150

		9,015,309

Packaging / Containers (0.7%)
Graham Packaging Co., 8.50%, 10/15/12 (c)	120,000	122,400
Graphic Packaging International, 9.50%, 08/15/13	250,000	285,625
Huntsman Packaging Corp., 13.00%, 06/01/10	270,000	232,200
Norampac, Inc., 6.75%, 06/01/13	100,000	104,250
Owens-Illinois, Inc., 7.50%, 05/15/10	570,000	582,825
Sealed Air Corp., 5.63%, 07/15/13 (c)	175,000	179,925
Tekni-Plex, Inc., 8.75%, 11/15/13 (c)	110,000	104,500

		1,611,725

Paper & Forest Products (1.0%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10	455,000	487,987
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	125,000	123,750

	Shares
	or
	Principal
	Amount	Value
Bowater, Inc., 7.95%, 11/15/11	300,000	316,764
Georgia-Pacific Corp., 8.88%, 02/01/10	360,000	421,200
International Paper Co., 4.25%, 01/15/09	65,000	65,224
Pindo Deli Financial Mauritius, 10.75%, 10/01/07 (f)	1,520,000	467,400
Sappi Papier Holding AG, 6.75%, 06/15/12 (c)	95,000	104,237
Tjiwi Kimia Finance Mauritius, 10.00%, 08/01/05 (f)	395,000	160,963
Tjiwi Kimia International BV, 13.25%, 08/01/49 (f)	610,000	248,575

		2,396,100

Pharmacy Services (0.2%)
Amerisourcebergen Corp., 8.13%, 09/01/08	520,000	577,200

Pipelines (1.0%)
Centerpoint Energy, 7.75%, 02/15/11	95,000	110,215
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	450,000	508,500
GulfTerra Energy Partners, LP, 6.25%, 06/01/10	520,000	574,600
GulfTerra Energy Partners, LP, 10.63%, 12/01/12	124,000	155,620
Pacific Energy Partners, 7.13%, 06/15/14 (c)	150,000	162,375
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	35,000	34,352
Southern Natural Gas Co., 8.88%, 03/15/10	185,000	208,125
Texas Eastern Transmission, 7.00%, 07/15/32	85,000	95,787
The Williams Cos., Inc., 7.88%, 09/01/21	255,000	283,050
Transcontinental Gas Pipe Line Corp., Series B, 8.88%, 07/15/12	95,000	115,544

		2,248,168

Printing & Publishing (0.5%)
Dex Media East, LLC, 12.13%, 11/15/12	104,000	129,480
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	88,125
Dex Media, Inc., 9.68%, 11/15/13	305,000	223,413
Houghton Mifflin Co., 9.88%, 02/01/13	210,000	220,500
Houghton Mifflin Co., 12.24%, 10/15/13	95,000	57,475
PEI Holdings, Inc., 11.00%, 03/15/10	125,000	145,156
Primedia, Inc., 8.88%, 05/15/11	255,000	255,000
VNU NV, 6.63%, 05/30/07 (EUR)	100,000	134,961

		1,254,110

Real Estate (0.7%)
CB Richard Ellis, 11.25%, 06/15/11	300,000	350,250
EOP Operating, LP, 4.75%, 03/15/14	280,000	270,241
EOP Operating, LP, 7.25%, 06/15/28	130,000	141,189
EOP Operating, LP, 7.88%, 07/15/31	50,000	58,519
Istar Financial, Inc., 7.00%, 03/15/08	40,000	43,196

	Shares
	or
	Principal
	Amount	Value
World Financial, 6.91%, 09/01/13	632,027	704,839

		1,568,234

Real Estate Investment Trust (0.1%)
Reckson Operating Partnership, 5.15%, 01/15/11	110,000	109,995
Rouse Co., 3.63%, 03/15/09	70,000	65,357
Rouse Co., 5.38%, 11/26/13	30,000	28,612

		203,964

Rental Auto/Equipment (0.3%)
Hertz Corp., 7.63%, 08/15/07	265,000	285,615
United Rentals NA, Inc., 6.50%, 02/15/12	185,000	178,063
United Rentals NA, Inc., 7.75%, 11/15/13	195,000	182,813

		646,491

Retail (0.8%)
Delhaize America, Inc., 8.13%, 04/15/11	415,000	473,939
Federated Department Stores, 6.90%, 04/01/29	215,000	235,558
General Nuitrition Center, 8.50%, 12/01/10	135,000	138,038
Jean Coutu Group PJC, Inc., 7.63%, 08/01/12 (c)	60,000	61,050
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14 (c)	290,000	287,825
Rayovac Corp., 8.50%, 10/01/13	150,000	162,750
Rite Aid Corp., 7.13%, 01/15/07	275,000	277,063
Rite Aid Corp., 8.13%, 05/01/10	55,000	57,750
Yum! Brands, Inc., 8.88%, 04/15/11	130,000	161,637

		1,855,610

Special Purpose Entity (1.4%)
Aries Vermogenswaltung, 9.60%, 10/25/14	750,000	843,750
Trains HY Var, 8.22%, 08/01/15	2,174,419	2,338,500
WII Components, Inc., 10.00%, 02/15/12	90,000	87,300

		3,269,550

Steel Manufacturing / Products (0.1%)
United States Steel Corp., 9.75%, 05/15/10	147,000	168,315

Telecommunications (3.1%)
American Tower Corp., 9.38%, 02/01/09	147,000	155,820
American Tower Corp., 7.50%, 05/01/12	275,000	280,500
American Tower Corp., 7.13%, 10/15/12 (c)	100,000	99,000
AT&T Corp., 6.50%, 11/21/06 (EUR)	100,000	134,426
AT&T Corp., 8.00%, 11/15/31	220,000	239,800
AT&T Wireless Services, Inc., 8.75%, 03/01/31	115,000	150,999
Axtel SA, 11.00%, 12/15/13	285,000	292,125
Centennial Communications Corp., 8.13%, 02/01/14 (c)	280,000	267,050
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	77,873
Deutsche Telekom, 8.25%, 06/15/30	170,000	219,738
Deutsche Telekom International Finance, 8.13%, 05/29/12 (EUR)	160,000	247,857

	Shares
	or
	Principal
	Amount	Value
France Telecom, 9.50%, 03/01/31	85,000	112,698
France Telecom SA, 7.00%, 12/23/09 (EUR)	90,000	128,026
France Telecom SA, 8.13%, 01/28/33 (EUR)	90,000	149,059
GTE Corp., 6.94%, 04/15/28	245,000	263,751
Metro PCS, Inc., 10.75%, 10/01/11	225,000	241,875
Nextlink Communications, Inc., 10.38%, 06/01/09 (f) (g) (i)	350,000	0
Nextlink Communications, Inc., 12.25%, 06/01/09 (f) (g) (i)	500,000	0
Nortel Networks Corp., 4.25%, 09/01/08	190,000	183,350
Nortel Networks Ltd., 6.13%, 02/15/06	215,000	219,300
Olivetti Finance NV, 5.88%, 01/24/08 (EUR)	150,000	200,515
Panamsat Corp., 9.00%, 08/15/14	235,000	244,400
Panamsat Holding Corp., 10.71%, 11/01/14 (c)	175,000	102,156
Primus Telecomm Group, 8.00%, 01/15/14	290,000	214,600
Qwest Communications International, 5.21%, 02/15/09 (c) (e)	475,000	452,438
Qwest Corp., 6.63%, 09/15/05	75,000	77,063
Qwest Corp., 13.00%, 12/15/07 (c)	235,000	267,313
Qwest Corp., 5.63%, 11/15/08	45,000	44,100
Rural Cellular Corp., 6.38%, 03/15/10 (c) (e)	450,000	457,874
Satelites Mexicanos SA de CV, 10.13%, 11/01/04 (f)	212,000	112,360
SBA Communications Corp., 10.25%, 02/01/09	335,000	358,450
SBA Telecommunications, 8.13%, 12/15/11	225,000	182,250
Sprint Capital Corp., 8.38%, 03/15/12	150,000	181,670
Sprint Capital Corp., 8.75%, 03/15/32	40,000	50,768
Telecom Italia, 4.00%, 11/15/08 (c)	110,000	110,618
TPSA, 6.63%, 03/01/06 (EUR)	100,000	130,696
Ubiquitel Operating Co., 10.36%, 04/15/10	75,000	78,938
Ubiquitel Operating Co., 9.88%, 03/01/11 (c)	220,000	229,075
Verizon Global Funding Corp., 7.75%, 12/01/30	225,000	269,465
Verizon New England, 6.50%, 09/15/11	10,000	11,031

		7,239,027

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	40,000	46,047
Oxford Industries, Inc., 8.88%, 06/01/11 (c)	100,000	108,500
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	80,763

		235,310

Tobacco (0.2%)
Altria Group, Inc., 7.00%, 11/04/13	65,000	67,819
Altria Group, Inc., 7.75%, 01/15/27	125,000	132,038
BAT International Finance, PLC, 4.88%, 02/25/09 (EUR)	160,000	204,658

		404,515

	Shares
	or
	Principal
	Amount	Value
Transportation Services (0.5%)
CHC Helicopter Corp., 7.38%, 05/01/14	255,000	265,838
CSX Corp., 2.75%, 02/15/06	70,000	69,811
Fedex Corp., 2.65%, 04/01/07	110,000	108,202
Laidlaw International, Inc., 10.75%, 06/15/11	275,000	313,843
Norfolk Southern Corp., 7.35%, 05/15/07	65,000	71,102
Union Pacific Corp., 6.79%, 11/09/07	100,000	108,924
Union Pacific Corp., 6.65%, 01/15/11	130,000	144,496

		1,082,216

Utilities / Power Producers (2.8%)
AES Corp., 9.38%, 09/15/10	53,000	59,691
AES Corp., 7.75%, 03/01/14 (c)	95,000	98,088
AES Corp., 9.00%, 05/15/15 (c)	305,000	343,888
Allegheny Energy, Inc., 7.75%, 08/01/05	200,000	207,000
Appalachian Power Co., 5.95%, 05/15/33	40,000	39,451
Arizona Public Service Co., 5.80%, 06/30/14	200,000	210,794
BRL Universal Equipment, 8.88%, 02/15/08	150,000	159,750
Calpine Corp., 8.50%, 07/15/10 (c)	320,000	244,800
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	65,000	68,741
Cincinnati Gas & Electric Co., 5.40%, 06/15/33	80,000	73,551
CMS Energy Corp., 7.50%, 01/15/09	150,000	157,125
CMS Energy Corp., 8.50%, 04/15/11	455,000	495,950
Columbus Southern Power Co., Series D, 6.60%, 03/01/33	35,000	38,297
Detroit Edison Co., 6.13%, 10/01/10	85,000	93,184
Entergy Gulf States, 3.60%, 06/01/08	65,000	64,256
Exelon Corp., 6.75%, 05/01/11	210,000	234,479
Foundation PA Coal Co., 7.25%, 08/01/14 (c)	50,000	53,125
GIE Suez Alliance, 5.50%, 02/20/09 (EUR)	80,000	107,075
Monongahela Power Co., 5.00%, 10/01/06	170,000	175,897
MSW Energy Holdings, 7.38%, 09/01/10	185,000	194,250
MSW Energy Holdings, 8.50%, 09/01/10	45,000	49,275
National Grid Transco, PLC, 5.00%, 07/02/18 (EUR)	110,000	136,653
Nevada Power Co., 9.00%, 08/15/13	415,000	477,250
NiSource Finance Corp., 7.63%, 11/15/05	155,000	162,873
Ohio Edison Co., 5.45%, 05/01/15	440,000	445,661
Ohio Power Co., 6.60%, 02/15/33	150,000	163,680
Pacific Gas & Electric, 6.05%, 03/01/34	215,000	218,827
PSEG Energy Holdings, 7.75%, 04/16/07	495,000	528,413
RWE Finance BV, 5.50%, 10/26/07 (EUR)	9,000	11,945
Southern Cal Edison, 5.00%, 01/15/14	25,000	25,427
Texas-New Mexico Power, 6.25%, 01/15/09	90,000	94,914

	Shares
	or
	Principal
	Amount	Value
TNP Enterprises, Inc., 10.25%, 04/01/10	370,000	397,750
TXU Corp., 4.81%, 11/15/12	300,000	307,623
TXU Corp. Series J, 6.38%, 06/15/06	65,000	68,336
TXU Energy Co., 7.00%, 03/15/13	140,000	158,072
Westar Energy, Inc., 6.00%, 07/01/14	220,000	236,445
Wisconsin Electric Power Co., 5.63%, 05/15/33	60,000	60,030

		6,662,566

Total Corporate Bonds		86,292,920

Cash Equivalents (21.4%)
Federal Home Loan Bank Discount Notes (12.7%)
1.02%, 10/01/04	10,000,000	10,000,000
1.02%, 10/15/04	10,000,000	9,993,230
1.02%, 11/24/04	10,000,000	9,975,265

		29,968,495

Federal National Mortgage Association Discount Notes (8.5%)
1.02%, 11/08/04	10,000,000	9,980,890
1.02%, 11/17/04	10,000,000	9,976,370

		19,957,260

U.S. Treasury Bills (0.2%)
1.01%, 01/13/05	400,000	397,977

Total Cash Equivalents		50,323,732

Sovereign Bonds (18.9%)
Argentina (0.5%)
Republic of Argentina, 0.00%, 04/10/05 (b)	1,040,000	356,200
Republic of Argentina, 0.00%, 04/07/09 (b)	1,695,000	512,737
Republic of Argentina, 0.00%, 03/15/10 (b)	140,000	42,350
Republic of Argentina, 0.00%, 06/15/15 (b)	50,000	15,125
Republic of Argentina, 0.00%, 01/30/17 (b)	95,000	28,975
Republic of Argentina, 0.00%, 02/01/20 (b)	20,000	5,800
Republic of Argentina, 0.00%, 03/31/23 (b)	315,000	161,438

		1,122,625

Brazil (2.2%)
Federal Republic of Brazil, 14.50%, 10/15/09	1,190,000	1,535,099
Federal Republic of Brazil, 10.50%, 07/14/14	570,000	634,695
Federal Republic of Brazil, 2.06%, 04/15/24 (e)	750,000	655,350
Federal Republic of Brazil, 6.00%, 04/15/24	200,000	179,000
Federal Republic of Brazil, 8.88%, 04/15/24 (e)	710,000	678,050
Federal Republic of Brazil, 11.00%, 08/17/40	460,000	515,660
Federal Republic of Brazil C-Bond, 8.00%, 04/15/14	1,290,047	1,275,598

	Shares
	or
	Principal
	Amount	Value
		5,473,452

Bulgaria (0.2%)
Republic of Bulgaria, 8.25%, 01/15/15	310,000	381,517
Republic of Bulgaria, 8.25%, 01/15/15 (c)	99,000	122,018

		503,535

Canada (0.7%)
Canadian Govt., 3.00%, 06/01/06 (CAD)	1,200,000	946,782
Canadian Govt., 5.25%, 06/01/12 (CAD)	700,000	581,052

		1,527,834

Columbia (0.3%)
Republic of Columbia, 9.75%, 04/09/11	388,185	438,649
Republic of Columbia, 11.75%, 02/25/20	120,000	146,700
Republic of Columbia, 10.38%, 01/28/33	150,000	162,750

		748,099

France (1.4%)
Government of France, 6.50%, 04/25/11 (EUR)	2,350,000	3,401,292

Germany (2.2%)
Bundes Republic of Deutschland, 5.63%, 01/04/28 (EUR)	3,820,000	5,404,999

Italy (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29 (EUR)	120,000	159,413

Ivory Coast (0.0%)
Ivory Coast, 2.00%, 03/29/18 (b)	285,000	49,875

Japan (0.2%)
Japanese Government, 0.80%, 03/20/13 (JPY)	50,000,000	433,153

Malaysia (0.3%)
Malaysia, 8.75%, 06/01/09	520,000	622,960

Mexico (2.0%)
United Mexican States, 10.38%, 02/17/09	470,000	578,100
United Mexican States, 8.38%, 01/14/11	1,980,000	2,321,550
United Mexican States, 8.13%, 12/30/19	290,000	332,775
United Mexican States, 8.00%, 09/24/22	205,000	231,138
United Mexican States, 11.50%, 05/15/26	789,000	1,187,445

		4,651,008

Nigeria (0.2%)
Central Bank Of Nigeria, 6.25%, 11/15/20	500,000	466,250

Panama (0.2%)
Republic of Panama, 9.63%, 02/08/11	250,000	287,500
Republic of Panama, 9.38%, 04/01/29	140,000	156,800

		444,300

Peru (0.3%)
Republic of Peru, 9.88%, 02/06/15	275,000	316,250
Republic of Peru, 8.38%, 05/03/16	230,000	239,200

	Shares
	or
	Principal
	Amount	Value
Republic of Peru, 4.50%, 03/07/17 (e)	240,000	213,000

		768,450

Philippines (1.0%)
Republic of Philippines, 9.00%, 02/15/13	270,000	278,100
Republic of Philippines, 8.88%, 03/17/15	1,160,000	1,155,650
Republic of Philippines, 9.88%, 01/15/19	330,000	339,900
Republic of Philippines, 10.63%, 03/16/25	500,000	533,750

		2,307,400

Qatar (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	242,505

Russia (2.2%)
Russian Federation, 8.25%, 03/31/10	490,000	532,875
Russian Federation, 11.00%, 07/24/18	921,000	1,199,603
Russian Federation, 12.75%, 06/24/28	940,000	1,428,800
Russian Federation, 5.00%, 03/31/30	2,091,948	2,012,244

		5,173,522

Spain (1.5%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09 (EUR)	2,250,000	3,025,116
Bonos Y Oblig Del Estado, 6.15%, 01/31/13 (EUR)	330,000	475,797

		3,500,913

Sweden (0.3%)
Swedish Government, 5.00%, 01/28/09 (SEK)	4,500,000	650,875

Tunisia (0.1%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	124,988

Turkey (1.1%)
Republic of Turkey, 0.00%, 02/23/06 (b) (c)	280,000	291,004
Republic of Turkey, 0.00%, 02/23/06 (b) (c)	670,000	672,479
Republic of Turkey, 0.00%, 02/23/06 (b) (c)	300,000	294,330
Republic of Turkey, 11.50%, 01/23/12	400,000	498,000
Republic of Turkey, 11.00%, 01/14/13	670,000	821,588

		2,577,401

Ukraine (0.2%)
Ukraine Government, 5.33%, 08/05/09 (c) (e)	360,000	364,950

United Kingdom (1.0%)
UK Treasury, 8.50%, 12/07/05 (BPS)	1,250,000	2,363,942

Venezuela (0.6%)
Republic of Venezuela, 10.75%, 09/19/13	690,000	775,215
Republic of Venezuela, 8.50%, 10/08/14	220,000	215,050
Republic of Venezuela, 9.38%, 01/13/34	340,000	335,920

		1,326,185

Total Sovereign Bonds		44,409,926

U.S. Treasury Obligations (14.4%)
U.S. Treasury Notes (14.4%)

	Shares
	or
	Principal
	Amount	Value
3.50%, 11/15/06	10,500,000	10,684,160
6.50%, 02/15/10	4,450,000	5,106,028
3.88%, 02/15/13	1,500,000	1,490,625
8.13%, 08/15/19	3,625,000	4,962,708
7.63%, 02/15/25	500,000	675,703
6.13%, 08/15/29	9,250,000	10,780,227

Total U.S. Treasury Obligations		33,699,451

U.S. Government Agencies (13.2%)
Federal Home Loan Mortgage Corporation (0.4%)
5.13%, 11/07/13	990,000	994,146
IOETTE, Series 1103, Class N, 1156.50%, 06/15/21	28	56

		994,202

Federal National Mortgage Association (12.8%)
4.50%, 10/01/18 TBA (d)	2,150,000	2,141,938
5.00%, 10/01/18 TBA (d)	3,200,000	3,250,000
5.50%, 10/01/18 TBA (d)	2,700,000	2,789,438
5.50%, 10/01/32 TBA (d)	3,175,000	3,216,672
5.50%, 11/01/32 TBA (d)	2,000,000	2,020,000
6.00%, 10/01/32 TBA (d)	1,850,000	1,913,015
6.00%, 11/01/32 TBA (d)	3,500,000	3,606,091
6.50%, 11/01/32 TBA (d)	9,520,000	9,960,299
7.00%, 09/01/32 TBA (d)	1,050,000	1,113,000

		30,010,453

Total U.S. Government Agencies		31,004,655

Mortgage-Backed Obligations (5.6%)
Federal Home Loan Mortgage Corporation (1.1%)
Gold, Pool # C00712, 6.50%, 02/01/29	63,421	66,699
Gold, Pool # C01104, 8.00%, 12/01/30	89,571	97,409
Gold, Pool # C01132, 8.00%, 01/01/31	108,806	118,327
Gold, Pool # C01150, 8.00%, 02/01/31	64,830	70,503
Gold, Pool # C29808, 8.00%, 08/01/29	61,016	66,397
Gold, Pool # C37329, 8.00%, 03/01/30	3,351	3,644
Gold, Pool # C39060, 8.00%, 06/01/30	8,108	8,817
Gold, Pool # C41333, 7.50%, 08/01/30	49,303	52,918
Gold, Pool # C41531, 8.00%, 08/01/30	30,560	33,234
Gold, Pool # C42327, 8.00%, 09/01/30	3,362	3,656
Gold, Pool # C44964, 7.50%, 11/01/30	127,106	136,423
Gold, Pool # C46763, 8.00%, 01/01/31	4,898	5,330
Gold, Pool # C46946, 8.00%, 01/01/31	23,840	25,926
Gold, Pool # C47256, 8.00%, 02/01/31	3,101	3,371

	Shares
	or
	Principal
	Amount	Value
Gold, Pool # C48997, 8.00%, 03/01/31	130,571	141,996
Gold, Pool # C49587, 8.00%, 03/01/31	138,970	151,072
Gold, Pool # C50477, 8.00%, 04/01/31	63,543	69,077
Gold, Pool # C53381, 8.00%, 06/01/31	17,212	18,718
Gold, Pool # C53597, 8.00%, 06/01/31	157,126	170,810
Gold, Pool # C53657, 8.00%, 06/01/31	68,397	74,353
Gold, Pool # C60019, 7.50%, 11/01/31	18,160	19,491
Gold, Pool # C67851, 7.50%, 06/01/32	342,241	367,027
Gold, Pool # C69951, 6.50%, 08/01/32	219,128	230,055
Gold, Pool # C90381, 7.50%, 11/01/20	3,181	3,418
Pool # 170271, 12.00%, 08/01/15	486,918	548,879

		2,487,550

Federal National Mortgage Association (3.6%)
Pool # 251752, 6.50%, 06/01/28	259,381	272,723
Pool # 252009, 6.50%, 07/01/28	609,719	641,083
Pool # 253113, 7.50%, 03/01/30	48,362	51,851
Pool # 253673, 7.50%, 03/01/31	69,126	74,090
Pool # 253674, 8.00%, 03/01/31	6,261	6,812
Pool # 254702, 7.00%, 03/01/33	347,641	368,784
Pool # 255116, 6.50%, 01/01/34	583,397	612,470
Pool # 323591, 6.50%, 03/01/29	431,777	453,987
Pool # 346286, 6.50%, 05/01/26	149,095	157,008
Pool # 370191, 6.50%, 01/01/27	6,419	6,760
Pool # 415967, 6.50%, 10/01/28	232,238	244,184
Pool # 437281, 6.50%, 09/01/28	65,707	69,086
Pool # 456669, 6.50%, 01/01/29	2,519	2,648
Pool # 457953, 6.50%, 01/01/29	182,208	191,581
Pool # 482616, 6.50%, 02/01/29	407,874	428,634
Pool # 50946, 6.50%, 12/01/23	46,623	49,211
Pool # 511954, 7.50%, 10/01/29	66,840	71,662
Pool # 515828, 8.00%, 10/01/29	42,599	46,390
Pool # 517874, 7.50%, 02/01/30	80,300	86,066
Pool # 519145, 7.50%, 10/01/29	50,430	54,069
Pool # 523284, 7.50%, 11/01/29	22,178	23,778
Pool # 527589, 7.50%, 01/01/30	36,343	38,965
Pool # 535399, 8.00%, 07/01/30	77,678	84,509
Pool # 535533, 8.00%, 10/01/30	300,023	326,407
Pool # 540017, 8.00%, 05/01/30	7,989	8,692
Pool # 540091, 7.50%, 06/01/30	34,616	37,102
Pool # 545239, 8.00%, 09/01/31	115,539	125,700
Pool # 545551, 8.00%, 04/01/32	70,812	77,039
Pool # 545604, 8.00%, 09/01/31	40,599	44,212
Pool # 555533, 6.50%, 04/01/33	203,933	214,058
Pool # 564222, 7.00%, 12/01/30	3,095	3,285
Pool # 564363, 8.00%, 01/01/31	12,045	13,104
Pool # 564993, 7.50%, 03/01/31	45,366	48,623
Pool # 569762, 7.00%, 02/01/31	25,209	26,755
Pool # 576112, 7.00%, 05/01/31	8,754	9,289
Pool # 577304, 7.50%, 04/01/31	26,267	28,154
Pool # 577407, 7.50%, 07/01/31	67,884	72,759
Pool # 580822, 7.00%, 05/01/31	8,122	8,618

	Shares
	or
	Principal
	Amount	Value
Pool # 596466, 6.50%, 08/01/31	25,147	26,395
Pool # 606566, 7.50%, 10/01/31	102,837	110,222
Pool # 613017, 8.00%, 03/01/31	12,690	13,819
Pool # 614544, 8.00%, 07/01/31	126,599	137,569
Pool # 630601, 7.00%, 05/01/32	450,039	477,411
Pool # 639119, 7.00%, 08/01/32	17,282	18,334
Pool # 642656, 7.00%, 07/01/32	193,538	205,309
Pool # 651875, 6.50%, 08/01/32	156,390	164,157
Pool # 666097, 7.00%, 10/01/32	229,744	243,717
Pool # 667591, 6.50%, 10/01/32	502,800	527,772
Pool # 684746, 7.00%, 04/01/33	112,917	119,778
Pool # 738581, 6.50%, 10/01/32	78,640	82,545
Pool # 741875, 6.50%, 09/01/33	66,975	70,313
Pool # 751150, 6.50%, 01/01/34	298,095	312,951
Pool # 776904, 7.00%, 11/01/29	446,956	475,245
Pool #646747, 6.50%, 09/01/32	450,000	472,350

		8,538,035

Government National Mortgage Association (0.9%)
Pool # 780141, 10.00%, 12/15/20	340,527	383,007
Pool # 780349, 10.00%, 09/15/21	415,283	466,797
Pool # 780378, 11.00%, 01/15/19	397,894	450,480
Pool # 780699, 9.50%, 12/15/17	368,894	416,909
Pool # 780709, 11.00%, 01/15/21	410,976	464,852

		2,182,045

Total Mortgage-Backed Obligations		13,207,630

Repurchase Agreement (1.7%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $4,055,683 (Fully collateralized by AA Corporate Bonds and U.S. Agency Mortgages)	4,055,481	4,055,481

Total Repurchase Agreement		4,055,481

Interest Only Bonds (0.7%)
Federal Home Loan Mortgage Corporation (0.3%)
6.00%, 04/15/32	2,599,314	405,567
7.00%, 07/15/33	1,071,643	199,241

		604,808

Federal National Mortgage Association (0.4%)
5.50%, 05/25/27	2,773,851	187,478
6.00%, 08/25/32	887,680	130,936
6.00%, 05/25/33	867,859	160,722
6.00%, 06/25/33	864,021	169,242
3.47%, 11/25/33	306,518	306,724

		955,102

Total Interest Only Bonds		1,559,910

Warrants (0.0%)
Banking (0.0%)
Central Bank of Nigeria, 11/15/20	500	0

Foreign Government (0.0%)
Republic of Venezuela, 0.00%, 04/15/20	1,150	0

Total Warrants		0

Short-Term Securities Held as Collateral for Securities Lending (8.0%)

	Shares
	or
	Principal
	Amount	Value
Pool of various securities for Gartmore	$18,752,802	18,752,802

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		18,752,802

Total Investments (Cost $273,140,425) (a) - 120.7%		283,306,507
Liabilities in excess of other assets - (20.7)%		(48,569,026)

NET ASSETS - 100.0%		$234,737,481

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(d)	Mortgage Dollar Rolls

(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30,2004.

(f)	Security in default.

(g)	Fair Valued Security

(h)	Security has filed for bankruptcy protection.

(i)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

C-Bond	Capitalization Bond
(AUD)	Principal amount denominated in Australian Dollar.
(CAD)	Principal amount denominated in Canadian Dollar.
(EUR)	Principal amount denominated in Euro.
(BPS)	Principal amount denominated in British Pound.
(JPY)	Principal amount denominated in Japanese Yen.
(SEK)	Principal amount denominated in Swedish Krone.
TBA	To Be Announced

At September 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
British Pound	11/24/04	379,470	378,229	1,240
Euro	10/26/04	416,840	422,136	(5,296)
Euro	10/26/04	912,788	931,181	(18,394)
Euro	11/29/04	255,324	258,207	(2,883)
Swedish Krone	12/21/04	401,467	412,099	(10,632)
Swiss Franc	10/22/04	283,630	280,585	3,045

Total Short Contracts		2,649,518	2,682,438	(32,920)

Long Contracts:
Japanese Yen	11/10/04	2,482,947	2,482,795	(152)
Japanese Yen	11/10/04	6,461,241	6,457,086	(4,155)

Total Long Contracts		8,944,188	8,939,881	(4,307)

At September 30, 2004, the Fund’s open futures positions were as follows:

			Market Value
Number of			Covered by	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)
Long Contracts:
2	JGB 10 yr Bond Future	12/21/04	$2,503,652	$19,091

Total Long Contracts			$2,53,652	$19,091

Short Contracts:
12	Euro Bond Future	12/10/04	$1,723,648	$(11,280)
26	U.S. 2yr Future	12/31/04	5,492,094	944
113	U.S. 5yr Future	12/30/04	12,514,750	(120,307)
66	U.S. 10yr Future	12/30/04	7,433,250	(103,261)
11	U.S. Long Bond Futures	12/30/04	1,234,406	9,564

Total Short Contracts			$28,398,148	$(224,340)

* Cash pledged as collateral.

Gartmore Variable Insurance Trust
Federated GVIT High Income Bond Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (0.1%)
Diversified Manufacturing (0.0%)
Simonds Industries, Inc. (d)	5,214	$98,962

Media — Cable (0.1%)
NTL, Inc.	2,260	140,278

Packaging (0.0%)
Russell Stanley Holdings, Inc. (d) (f)	4,000	0

Wireline Communications (0.0%)
Viatel Holding (Bermuda) Ltd.	2,209	1,325

Total Common Stocks		240,565

Corporate Bonds (95.4%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc., 8.50%, 05/15/11	575,000	629,625
Argo Tech Corp., 9.25%, 06/01/11(b)	350,000	379,750
Hexcel Corp., 9.88%, 10/01/08	225,000	253,125
Hexcel Corp., 9.75%, 01/15/09	825,000	870,375
L-3 Communications Corp., 6.13%, 01/15/14 (b)	1,300,000	1,322,750
TransDigm, Inc., 8.38%, 07/15/11	725,000	779,375

		4,235,000

Automotive (2.5%)
Accuride Corp., 9.25%, 02/01/08	375,000	380,625
Advanced Accessory Systems LLC, 10.75%, 06/15/11	675,000	631,125
General Motors Corp., 7.13%, 07/15/13	500,000	523,820
General Motors Corp., 8.38%, 07/15/33	725,000	773,227
Stanadyne Corp., 10.00%, 08/15/14 (b)	650,000	682,500
Stoneridge, Inc., 11.50%, 05/01/12	900,000	1,026,000
Transportation Technology Industries, 12.50%, 03/31/10 (b)	725,000	748,563
TRW Automotive, Inc., 11.00%, 02/15/13	1,059,000	1,265,505
United Components, Inc., 9.38%, 06/15/13	750,000	810,000

		6,841,365

Building Materials (2.7%)
AMH Holdings, Inc., 8.50%, 03/01/14 (b)	950,000	698,250
Associated Materials, Inc., 9.75%, 04/15/12	475,000	543,875
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	575,000	610,938

	Shares
	or
	Principal
	Amount	Value
Erico International Corp., 8.88%, 03/01/12	800,000	830,000
Euramax International PLC, 8.50%, 08/15/11	975,000	1,048,125
Fimep SA, 10.50%, 02/15/13	350,000	411,250
Norcraft Cos. LLC, 9.00%, 11/01/11 (b)	500,000	543,750
Norcraft Holdings LP, 9.75%, 09/01/12 (b)	1,475,000	1,091,500
Nortek Holdings, Inc., 8.50%, 09/01/14	350,000	367,500
PLY Gem Industries, Inc., 9.00%, 02/15/12 (b)	650,000	658,125
U.S. Concrete, Inc., 8.38%, 04/01/14	625,000	665,625

		7,468,938

Chemicals (5.5%)
BCP Caylux Holding SCA, 9.63%, 06/15/14 (b)	1,000,000	1,084,999
Borden U.S. Finance Corp., 9.00%, 07/15/14 (b)	675,000	717,188
Compass Mineral Group, 10.00%, 08/15/11	600,000	675,000
Compass Mineral Group, 7.34%, 12/15/12	500,000	422,500
Compass Mineral Group, 7.85%, 06/01/13	1,050,000	840,000
Crystal U.S. Holdings, 10.50%, 10/01/14 (b)	1,675,000	1,017,562
Equistar Chemical LP, 10.13%, 09/01/08	875,000	986,562
FMC Corp., 10.25%, 11/01/09	425,000	498,313
General Chemical Industries Products, Inc., 0.00%, 05/01/09 (c) (e)	400,000	41,000
Huntsman Advanced Materials, 11.00%, 07/15/10 (b)	475,000	553,375
Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	1,325,000	1,397,874
Invista, 9.25%, 05/01/12 (b)	750,000	806,250
Koppers, Inc., 9.88%, 10/15/13	500,000	555,000
Lyondell Chemical Co., 9.63%, 05/01/07	475,000	517,750
Lyondell Chemical Co., 9.88%, 05/01/07	580,000	614,075
Lyondell Chemical Co., 9.50%, 12/15/08	575,000	630,344
Lyondell Chemical Co., 10.88%, 05/01/09	800,000	852,000
Lyondell Chemical Co., 10.50%, 06/01/13	150,000	173,250
Nalco Co., 8.88%, 11/15/13	600,000	651,000
Nalco Co., 7.75%, 11/15/11 (b)	225,000	242,438
Nalco Co., 8.13%, 02/01/14 (b)	725,000	525,625
Rhodia SA, 7.63%, 06/01/10	150,000	140,625
Rhodia SA, 8.88%, 06/01/11	325,000	285,188
Union Carbide Corp., 8.75%, 08/01/22	675,000	676,755
Union Carbide Corp., 7.88%, 04/01/23	75,000	73,804
Union Carbide Corp., 7.50%, 06/01/25	350,000	337,470

	Shares
	or
	Principal
	Amount	Value
		15,315,947

Construction Machinery (1.6%)
AGCO Corp., 9.50%, 05/01/08	750,000	815,625
Case New Holland, Inc., 9.25%, 08/01/11 (b)	1,175,000	1,324,812
Clark Materials Handling, Inc., 0.00%, 11/15/06 (c) (d) (f)	100,000	0
Columbus McKinnon Corp., 8.50%, 04/01/08	975,000	965,250
Columbus McKinnon Corp., 10.00%, 08/01/10	125,000	139,375
NationsRent Cos., Inc., 9.50%, 10/15/10	825,000	891,000
United Rentals, Inc., 6.50%, 02/15/12	425,000	411,188

		4,547,250

Consumer Products (4.2%)
Alltrista Corp., 9.75%, 05/01/12	1,000,000	1,109,999
American Achievement Corp., 8.25%, 04/01/12 (b)	250,000	263,750
Ames True Temper, Inc. , 10.00%, 07/15/12 (b)	800,000	820,000
Armkel Finance, Inc., 9.50%, 08/15/09
Chattem, Inc., 7.00%, 03/01/14	625,000 550,000	682,813 562,375
Diamond Brands, Inc., 0.00%, 04/15/09 (c) (d) (e) (f)	50,000	0
ICON Health & Fitness, Inc., 11.25%, 04/01/12	475,000	510,625
Jostens Holding Corp., 9.68%, 12/01/13	1,300,000	890,500
Jostens IH Corp., 7.63%, 10/01/12 (b)	1,050,000	1,055,249
Jostens, Inc., 12.75%, 05/01/10	675,000	757,688
K2 Corp, Inc., 7.38%, 07/01/14 (b)	125,000	132,383
Leiner Health Products, 11.00%, 06/01/12 (b)	425,000	453,688
Playtex Products, Inc., 9.38%, 06/01/11	925,000	952,750
Sealy Mattress Co., 8.25%, 06/15/14 (b)	525,000	532,875
Simmons Co. , 7.88%, 01/15/14 (b)	650,000	679,250
Sleepmaster LLC, 55.74%, 05/15/09 (e)	175,000	47,906
Tempur-Pedic/Tempur Products, 10.25%, 08/15/10	173,000	197,220
True Temper Sports, Inc., 8.38%, 09/15/11	575,000	531,875
United Industries Corp., 9.88%, 04/01/09	825,000	858,000
WH Holdings Ltd., 9.50%, 04/01/11	525,000	569,625

		11,608,571

Diversified (6.7%)
Dow Jones, 6.38%, 12/29/09	8,900,000	9,089,125
TRAINS HY-2004-1 A, 8.22%, 08/01/15 (b)	8,895,349	9,566,591

		18,655,716

Diversified Manufacturing (0.2%)
Polypore, Inc., 8.75%, 05/15/12 (b)	550,000	581,625

	Shares
	or
	Principal
	Amount	Value
Energy (1.5%)
CITGO Petroleum Corp., 11.38%, 02/01/11	700,000	827,750
Compton Petroleum Corp., 9.90%, 05/15/09	750,000	832,500
Continental Resources, Inc., 10.25%, 08/01/08	350,000	364,875
Lone Star Technologies, Inc., 9.00%, 06/01/11	225,000	242,438
Magnum Hunter Resources, 9.60%, 03/15/12	163,000	184,190
Petroleum Helicoptors, Inc., 9.38%, 05/01/09	475,000	513,000
Range Resources Corp., 7.38%, 07/15/13 (b)	250,000	263,125
Swift Energy Co., 9.38%, 05/01/12	825,000	926,062

		4,153,940

Entertainment (2.4%)
AMC Entertainment, Inc., 9.88%, 02/01/12	1,050,000	1,097,250
Cinemark USA, Inc., 9.00%, 02/01/13	400,000	450,000
Cinemark USA, Inc., 8.93%, 03/15/14	1,650,000	1,142,625
Intrawest Corp., 10.50%, 02/01/10	575,000	623,875
Intrawest Corp., 7.50%, 10/15/13 (b)	625,000	651,563
Loews Cineplex, 9.00%, 08/01/14 (b)	1,075,000	1,112,625
Six Flags, Inc., 8.88%, 02/01/10	651	615
Universal City Development, 11.75%, 04/01/10	1,350,000	1,579,500

		6,658,053

Environmental (1.6%)
Allied Waste North America, Inc., 7.63%, 01/01/06	1,050,000	1,102,500
Allied Waste North America, Inc., 8.88%, 04/01/08	750,000	817,500
Allied Waste North America, Inc., 9.25%, 09/01/12	650,000	726,375
Allied Waste North America, Inc., 6.13%, 02/15/14	550,000	517,000
Clean Harbors, Inc., 11.25%, 07/15/12 (b)	625,000	648,438
Synagro Technologies, Inc., 9.50%, 04/01/09	550,000	588,500

		4,400,313

Financial Institutions (0.4%)
Dollar Financial Group, Inc., 9.75%, 11/15/11	650,000	692,250
Standard Aero Holdings, Inc., 8.25%, 09/01/14 (b)	300,000	315,000

		1,007,250

Food & Beverage (5.4%)
Agrilink Foods, Inc., 11.88%, 11/01/08	350,000	369,250
American Seafoods Group LLC, 10.13%, 04/15/10	1,000,000	1,075,000
B&G Foods, Inc., 9.63%, 08/01/07	500,000	510,000
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	720,688
Cott Beverages, Inc., 8.00%, 12/15/11	500,000	547,500

	Shares
	or
	Principal
	Amount	Value
Del Monte Corp., 9.25%, 05/15/11	1,200,000	1,328,999
Del Monte Corp., 8.63%, 12/15/12	475,000	532,000
Dole Foods Co., 8.63%, 05/01/09	1,150,000	1,262,124
Dole Foods Co., 7.25%, 06/15/10	500,000	517,500
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	193,750
Gold Kist, Inc., 10.25%, 03/15/14 (b)	625,000	696,875
Michael Foods, Inc., 8.00%, 11/15/13	675,000	705,375
National Beef Packaging Co., 10.50%, 08/01/11	325,000	333,125
Pierre Foods, Inc., 9.88%, 07/15/12 (b)	875,000	905,625
Pilgrim’s Pride Corp., 9.63%, 09/15/11	375,000	422,344
Pilgrim’s Pride Corp., 9.25%, 11/15/13	625,000	687,500
Reddy Ice Group, Inc., 8.88%, 08/01/11	650,000	702,000
Smithfield Foods, Inc., 7.63%, 02/15/08	300,000	321,000
Smithfield Foods, Inc., 8.00%, 10/15/09	650,000	716,625
Smithfield Foods, Inc., 7.75%, 05/15/13	675,000	730,688
Swift & Co., 10.13%, 10/01/09	375,000	414,375
Swift & Co., 12.50%, 01/01/10	375,000	412,500
UAP Holding Corp., 9.08%, 07/15/12 (b)	1,000,000	770,000
United Agri Products, 8.25%, 12/15/11 (b)	225,000	244,125

		15,118,968

Gaming (5.8%)
Boyd Gaming Corp., 8.75%, 04/15/12	525,000	587,344
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	510,625
Isle of Capri Casinos, Inc., 9.00%, 03/15/12	425,000	474,938
Isle of Capri Casinos, Inc., 7.00%, 03/01/14	250,000	252,188
Majestic Star Casino LLC, 9.50%, 10/15/10	525,000	539,438
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,310,999
Mandalay Resort Group, 9.50%, 08/01/08	250,000	290,000
Mandalay Resort Group, 9.38%, 02/15/10	700,000	805,000
MGM Grand, Inc., 9.75%, 06/01/07	1,425,000	1,592,437
MGM Grand, Inc., 6.00%, 10/01/09	500,000	510,000
MGM Grand, Inc., 8.50%, 09/15/10	250,000	286,563
MGM Grand, Inc., 8.38%, 02/01/11	700,000	775,250
Mohegan Tribal Gaming Authority, 6.38%, 07/15/09	300,000	312,750
Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	500,000	556,250
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	876,000
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	418,125
Park Place Entertainment Corp., 7.88%, 03/15/10	850,000	962,624

	Shares
	or
	Principal
	Amount	Value
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,154,999
Penn National Gaming, Inc., 11.13%, 03/01/08	575,000	627,469
Penn National Gaming, Inc., 8.88%, 03/15/10	175,000	193,375
Station Casinos, Inc., 6.00%, 04/01/12	200,000	205,500
Station Casinos, Inc., 6.50%, 02/01/14	525,000	540,750
Sun International Hotels, 8.88%, 08/15/11	825,000	909,563
Venitian Casino/LV Sands, 11.00%, 06/15/10	800,000	923,999
Wynn Las Vegas LLC, 12.00%, 11/01/10	377,000	466,538

		16,082,724

Healthcare (4.0%)
AmeriPath, Inc., 10.50%, 04/01/13	1,050,000	1,081,500
Ardent Health Services, 10.00%, 08/15/13	775,000	790,500
Concentra Operating Corp., 9.50%, 08/15/10	450,000	492,750
Concentra Operating Corp., 9.13%, 06/01/12 (b)	175,000	191,625
Fisher Scientific International, 8.00%, 09/01/13	1,150,000	1,290,875
Fisher Scientific International, 6.75%, 08/15/14 (b)	175,000	184,625
Hanger Orthopedic Group, Inc., 10.38%, 02/15/09	450,000	418,500
HCA — The Healthcare Corp., 6.91%, 06/15/05	950,000	972,886
HCA — The Healthcare Corp., 8.75%, 09/01/10	300,000	351,810
HCA — The Healthcare Corp., 7.88%, 02/01/11	575,000	652,079
HCA — The Healthcare Corp., 6.75%, 07/15/13	1,250,000	1,332,774
Magellan Health Services, 9.38%, 11/15/08	429,874	466,414
Medical Device, Inc., 10.00%, 07/15/12 (b)	775,000	825,375
Sybron Dental Specialties, Inc., 8.13%, 06/15/12	525,000	572,250
Tenet Healthcare Corp. , 9.88%, 07/01/14 (b)	475,000	498,750
Vanguard Health Holdings, 9.00%, 10/01/14 (b)	825,000	833,250
VWR International, Inc. , 8.00%, 04/15/14 (b)	225,000	238,500

		11,194,463

Industrial — Other (4.2%)
Aearo Co., 8.25%, 04/15/12	500,000	515,000
Amsted Industries, Inc., 10.25%, 10/15/11 (b)	425,000	470,688
Brand Services, Inc., 12.00%, 10/15/12	750,000	855,000
Coleman Cable, Inc., 9.88%, 10/01/12(b)	450,000	463,500

	Shares
	or
	Principal
	Amount	Value
Eagle-Picher Industries, Inc., 9.75%, 09/01/13	1,125,000	1,158,749
Foamex LP, 9.88%, 06/15/07	450,000	330,750
Foamex LP, 10.75%, 04/01/09	275,000	256,438
Hines Nurseries, Inc., 10.25%, 10/01/11	550,000	585,750
Interline Brands, Inc., 11.50%, 05/15/11	750,000	836,250
Milacron Escrow Corp., 11.50%, 05/15/11 (b)	200,000	213,000
Mueller Group, Inc., 10.00%, 05/01/12 (b)	525,000	569,625
Neenah Corp., 11.00%, 09/30/10 (b)	842,000	921,990
Neenah Corp., 13.00%, 09/30/13 (b)	514,185	529,611
Norcross Safety Products, 9.88%, 08/15/11	750,000	819,375
Rexnord Corp., 10.13%, 12/15/12	675,000	766,125
Sensus Metering Systems, 8.63%, 12/15/13	875,000	896,875
Superior Essex Communications, 9.00%, 04/15/12 (b)	825,000	833,250
Thermadyne Holdings Corp., 9.25%, 02/01/14	275,000	270,875
Valmont Industries, Inc. , 6.88%, 05/01/14 (b)	300,000	310,500

		11,603,351

Lodging (2.2%)
Courtyard By Marriott, 10.75%, 02/01/08	475,000	482,125
Hilton Hotels Corp., 7.63%, 05/15/08	250,000	280,825
Hilton Hotels Corp., 8.25%, 02/15/11	550,000	652,548
Hilton Hotels Corp., 7.63%, 12/01/12	400,000	466,720
HMH Properties, Inc., 7.88%, 08/01/08	458,000	474,030
Host Marriott LP, 7.13%, 11/01/13	875,000	920,937
Lodgenet Entertainment, 9.50%, 06/15/13	550,000	602,250
Royal Caribbean Cruises, 8.00%, 05/15/10	600,000	679,500
Starwood Hotels Resorts, 7.38%, 05/01/07	975,000	1,055,437
Starwood Hotels Resorts, 7.88%, 05/01/12	450,000	513,563

		6,127,935

Media — Cable (2.5%)
Cablevision Systems Corp., 7.88%, 12/15/07	1,200,000	1,287,000
Cablevision Systems Corp., 8.13%, 07/15/09	650,000	698,750
Cablevision Systems Corp., 8.00%, 04/15/12 (b)	775,000	811,813
Charter Communications Holdings Capital Corp., 10.25%, 09/15/10	1,325,000	1,354,813
Charter Communications Holdings Capital Corp., 9.92%, 04/01/11	1,575,000	1,220,625
Kabel Deutschland Gmbh, 10.63%, 07/01/14 (b)	1,450,000	1,573,249

		6,946,250

	Shares
	or
	Principal
	Amount	Value
Media — Non-Cable (9.4%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	222,000
Advanstar Communications, Inc., 12.00%, 02/15/11	1,075,000	1,142,188
Advanstar, Inc., 15.24%, 10/15/11	600,000	511,500
Affinity Group, Inc., 9.00%, 02/15/12	425,000	456,875
American Media Operation, Inc., 10.25%, 05/01/09	650,000	682,500
American Media Operation, Inc., 8.88%, 01/15/11	525,000	544,688
Block Communications, Inc., 9.25%, 04/15/09	450,000	479,250
Cadmus Communications Corp., 8.38%, 06/15/14 (b)	300,000	320,250
Dex Media East LLC, 12.13%, 11/15/12	1,114,000	1,386,929
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,877,379
Dex Media, Inc., 8.12%, 11/15/13 (b)	875,000	638,750
DIRECTV Holdings LLC, 8.38%, 03/15/13	1,300,000	1,488,499
Echostar DBS Corp., 10.38%, 10/01/07	800,000	843,504
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,262,500
Echostar DBS Corp., 6.63%, 10/01/14 (b)	800,000	796,000
Fisher Communications, Inc., 8.63%, 09/15/14 (b)	250,000	261,250
Houghton Mifflin Co., 12.14%, 10/15/13	500,000	303,750
Lamar Media Corp., 7.25%, 01/01/13	700,000	757,750
Liberty Group Ltd., 9.38%, 02/01/08	525,000	530,250
NBC Acqusition Corp., 11.14%, 03/15/13	625,000	428,125
Nebraska Book Co., 8.63%, 03/15/12	475,000	475,000
PanAmSat Corp., 6.38%, 01/15/08	250,000	256,250
PanAmSat Corp., 9.00%, 08/15/14 (b)	850,000	888,250
Panamsat Holding Corp., 10.50%, 11/01/14	1,450,000	862,170
Quebecor Media, Inc., 5.53%, 07/15/11	425,000	412,250
Quebecor Media, Inc., 11.13%, 07/15/11	500,000	580,000
R.H. Donnelly Finance Corp., 10.88%, 12/15/12 (b)	925,000	1,126,188
Rainbow National Services LLC, 10.38%, 09/01/14 (b)	775,000	813,750
Reader’s Digest Association, Inc., 6.50%, 03/01/11	175,000	180,688
Sinclair Broadcast Group, 8.75%, 12/15/11	475,000	520,125
Sinclair Broadcast Group, 8.00%, 03/15/12	350,000	368,375
Sun Media Corp., 7.63%, 02/15/13	425,000	456,875
Vertis, Inc., 9.75%, 04/01/09	250,000	270,000
Vertis, Inc., 10.88%, 06/15/09	1,700,000	1,833,874
XM Satellite Radio, Inc., 5.98%, 12/31/09	570,095	567,245

	Shares
	or
	Principal
	Amount	Value
XM Satellite Radio, Inc., 12.00%, 06/15/10	373,000	437,343
Yell Finance BV, 4.46%, 08/01/11	539,000	530,915
Yell Finance BV, 10.75%, 08/01/11	410,000	480,725
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	44,799

		26,038,759

Metals & Mining (1.5%)
California Steel Industries, 6.13%, 03/15/14	575,000	563,500
Commonwealth Aluminum Co., 10.75%, 10/01/06	225,000	225,281
Imco Recycling, Inc., 10.38%, 10/15/10	850,000	934,999
Ispat Inland ULC, 9.75%, 04/01/14 (b)	475,000	523,688
Republic Technologies International, 0.00%, 07/15/09 (c) (d) (e) (f)	200,000	0
Ryerson Tull, Inc. 9.13%, 07/15/06	525,000	557,813
United States Steel Corp., 9.75%, 05/15/10	715,000	818,675
Wise Metals Group LLC, 10.25%, 05/15/12 (b)	475,000	482,125

		4,106,081

Packaging (2.7%)
Berry Plastics Corp., 10.75%, 07/15/12	775,000	883,500
Graham Packaging Co., 4.80%, 01/15/08	500,000	492,500
Graham Packaging Co., 9.88%, 10/15/14	275,000	275,000
Graham Packaging Co., 8.50%, 10/15/12 (b)	125,000	127,031
Graham Packaging Co., 8.75%, 01/15/08	950,000	983,250
Greif Brothers Corp., 8.88%, 08/01/12	525,000	585,375
Huntsman Packaging Corp., 13.00%, 06/01/10	725,000	627,125
Owens-Brockway Glass Container, 8.88%, 02/15/09	300,000	327,750
Owens-Brockway Glass Container, 7.75%, 05/15/11	475,000	509,438
Owens-Brockway Glass Container, 8.25%, 05/15/13	375,000	400,781
Owens-Illinois, Inc., 8.10%, 05/15/07	825,000	870,375
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	310,500
Pliant Corp., 11.13%, 09/01/09	150,000	157,500
Pliant Corp., 13.00%, 06/01/10	325,000	281,125
Russell Stanley Holdings, Inc., 9.00%, 11/30/08 (b) (d) (f)	34,176	0
Tekni-Plex, Inc., 12.75%, 06/15/10	825,000	695,063

		7,526,313

Paper (3.5%)
Boise Cascade Co., 6.50%, 11/01/10	100,000	112,250
Boise Cascade Co., 7.00%, 11/01/13	150,000	174,750
Georgia Pacific Corp., 8.13%, 05/15/11	1,025,000	1,199,250
Georgia Pacific Corp., 9.38%, 02/01/13	2,675,000	3,163,188

	Shares
	or
	Principal
	Amount	Value
Graphic Packaging International, 9.50%, 08/15/13	825,000	944,625
Jefferson Smurfit Corp., 8.25%, 10/01/12	450,000	497,250
Jefferson Smurfit Corp., 7.50%, 06/01/13	400,000	422,000
MDP Acquisitions PLC, 9.63%, 10/01/12	400,000	454,000
MDP Acquisitions PLC, 15.50%, 10/01/13	811,608	949,581
Riverside Forest Products Ltd., 7.88%, 03/01/14	475,000	505,875
Stone Container Corp., 9.75%, 02/01/11	600,000	667,500
Tembec Industries, Inc., 8.50%, 02/01/11	575,000	606,625

		9,696,894

Restaurants (0.6%)
Buffets, Inc., 11.25%, 07/15/10	150,000	159,750
Carrols Corp., 9.50%, 12/01/08	750,000	776,250
Dominos, Inc., 8.25%, 07/01/11	575,000	622,438

		1,558,438

Retailers (3.3%)
Couche-Tard Financing Co., 7.50%, 12/15/13	800,000	856,000
Finlay Fine Jewerly Corp., 8.38%, 06/01/12 (b)	375,000	405,000
FTD, Inc., 7.75%, 02/15/14	650,000	653,250
General Nuitrition Center, 8.50%, 12/01/10 (b)	350,000	360,500
Jean Coutu Group (PLC), 8.50%, 08/01/14 (b)	1,175,000	1,172,062
Lazy Days R.V. Center, Inc., 11.75%, 05/15/12 (b)	600,000	633,000
Michaels Stores, Inc., 9.25%, 07/01/09	400,000	436,000
PCA International, Inc., 11.88%, 08/01/09	800,000	866,000
Penney (J.C.) Co., Inc., 7.60%, 04/01/07	650,000	716,625
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	929,000	1,133,380
Rite Aid Corp., 8.13%, 05/01/10	875,000	920,938
Rite Aid Corp., 9.50%, 02/15/11	175,000	192,500
Rite Aid Corp., 6.88%, 08/15/13	300,000	262,500
U.S. Office Products Co., 0.00%, 06/15/08 (c) (d) (f)	475,000	0
United Auto Group, Inc., 9.63%, 03/15/12	500,000	557,500

		9,165,255

Services (1.0%)
Brickman Group Ltd. (The), 11.75%, 12/15/09	725,000	842,812
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	214,000	245,030
Global Cash ACC/Finance, 8.75%, 03/15/12 (b)	775,000	827,313
Language Line, Inc., 11.13%, 06/15/12 (b)	200,000	206,000

	Shares
	or
	Principal
	Amount	Value
Language Line, Inc., 13.72%, 06/15/13 (b)	225,000	121,500
SITEL Corp., 9.25%, 03/15/06	575,000	562,063

		2,804,718

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc. , 0.00%, 09/15/07 (c) (d) (f)	100,000	0

Technology (3.4%)
Activant Solutions, Inc., 10.50%, 06/15/11	825,000	853,875
AMI Semiconductor, Inc., 10.75%, 02/01/13	548,000	641,160
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	552,563
Danka Business Systems, 11.00%, 06/15/10	450,000	473,625
Freescale Semiconductor, 7.13%, 07/15/14 (b)	575,000	600,875
Ingram Micro, Inc., 9.88%, 08/15/08	825,000	905,438
Seagate Technology HDD Holding, 8.00%, 05/15/09	575,000	612,375
Telex Communications, Inc., 11.50%, 10/15/08	450,000	492,750
UGS Corp. , 10.00%, 06/01/12 (b)	1,100,000	1,201,750
Unisys Corp., 6.88%, 03/15/10	600,000	628,500
Xerox Corp., 9.75%, 01/15/09	1,350,000	1,579,499
Xerox Corp., 7.63%, 06/15/13	975,000	1,055,438

		9,597,848

Textile (0.8%)
GFSI, Inc., 9.63%, 03/01/07	600,000	585,000
Glenoit Corp., 0.00%, 04/15/07 (c) (d) (f)	125,000	0
Phillips Van-Heusen Corp., 8.13%, 05/01/13	350,000	378,000
Warnaco Group, Inc., 8.88%, 06/15/13	750,000	838,125
William Carter Co., 10.88%, 08/15/11	422,000	480,025

		2,281,150

Tobacco (0.6%)
Commonwealth Brands, Inc., 10.63%, 09/01/08 (b)	625,000	662,500
Dimon, Inc., 9.63%, 10/15/11	150,000	159,000
Dimon, Inc., 7.75%, 06/01/13	525,000	514,500
Standard Commercial Corp. , 8.00%, 04/15/12 (b)	250,000	256,250

		1,592,250

Transportation (0.9%)
Allied Holdings, Inc., 8.63%, 10/01/07	550,000	431,750
Holt Group, Inc. (The), 0.00%, 01/15/06 (c) (d) (f)	50,000	0
Petro Shopping Centers, 9.00%, 02/15/12	600,000	640,500
Stena AB, 9.63%, 12/01/12	825,000	928,538
Stena AB, 7.50%, 11/01/13	575,000	591,905

		2,592,693

Utility — Electric (3.1%)
Caithness Coso Funding Corp., 9.05%, 12/15/09	918,514	1,014,958

	Shares
	or
	Principal
	Amount	Value
Calpine Canada Energy Financing Co., 8.50%, 05/01/08	150,000	103,125
Calpine Corp., 8.50%, 02/15/11	1,175,000	753,469
CMS Energy Corp., 8.90%, 07/15/08	750,000	821,250
Illinois Power Corp., 11.50%, 12/15/10	1,125,000	1,357,031
Nevada Power Co., 9.00%, 08/15/13	1,400,000	1,620,499
Nevada Power Co., 6.50%, 04/15/12 (b)	75,000	77,339
NRG Energy, Inc., 8.00%, 12/15/13 (b)	650,000	698,750
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,335,938
Reliant Resources, Inc., 9.25%, 07/15/10	375,000	404,063
Reliant Resources, Inc., 9.50%, 07/15/13	525,000	572,906

		8,759,328

Utility — Natural Gas (3.7%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	169,500
EL Paso Corp., 6.75%, 05/15/09	825,000	816,750
EL Paso Corp., 7.75%, 06/01/13	950,000	954,750
EL Paso Corp., 8.05%, 10/15/30	675,000	605,813
EL Paso Corp., 7.80%, 08/01/31	2,075,000	1,820,812
Ferrellgas Escrow LLC, 6.75%, 05/01/14	450,000	461,250
Pacific Energy Partners, 7.13%, 06/15/14 (b)	500,000	543,750
Semco Energy, Inc., 7.13%, 05/15/08	400,000	421,000
Tennessee Gas Pipeline, 7.50%, 04/01/17	200,000	209,000
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,225,000	1,310,750
Transcontinental Gas Pipeline Corp., 7.00%, 08/15/11	150,000	166,125
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	427,875
Williams Cos., Inc. (The), 7.63%, 07/15/19	750,000	826,875
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,588,875

		10,323,125

Wireless Communications (2.0%)
American Cellular Corp., 10.00%, 08/01/11	700,000	574,000
Inmarsat Finance PLC, 7.63%, 06/30/12 (b)	125,000	124,375
Nextel Communications, Inc., 9.38%, 11/15/09	1,075,000	1,140,844
Nextel Communications, Inc., 7.38%, 08/01/15	1,925,000	2,074,187
Nextel Partners, Inc., 12.50%, 11/15/09	205,000	238,313
Nextel Partners, Inc., 8.13%, 07/01/11	100,000	106,750
Rogers Wireless, Inc., 6.38%, 03/01/14	625,000	578,125
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	684,125

		5,520,719

Wireline Communications (4.0%)

	Shares
	or
	Principal
	Amount	Value
Alaska Communications System	725,000	706,875
Holdings, 9.88%, 08/15/11
AT&T Corp., 8.00%, 11/15/31	1,900,000	2,083,806
Cincinnati Bell, Inc., 7.25%, 07/15/13	825,000	804,375
Cincinnati Bell, Inc., 8.38%, 01/15/14	625,000	571,875
Eircom Funding, 8.25%, 08/15/13	400,000	445,000
Primus Telecommunication Group, 8.00%, 01/15/14	625,000	465,625
Qwest Capital Funding, 7.25%, 02/15/11	350,000	313,250
Qwest Corp., 9.13%, 03/15/12 (b)	2,725,000	3,017,938
Qwest Services Corp., 13.50%, 12/15/10 (b)	2,300,000	2,705,375

		11,114,119

Total Corporate Bonds		265,225,349

Preferred Stocks (0.6%)
Media — Cable (0.0%)
Pegasus Communications, 12.75%	0	7

Media — Non-Cable (0.3%)
Primedia, Inc., Series E, 9.20%, 11/01/09	5,325	463,274
Primedia, Inc., Series H, 8.63%, 04/01/10	3,650	304,775
Ziff Davis Media, Inc., Series E-1, PIK	12	6,240

		774,289

Retailers (0.3%)
General Nutrition Center (b)	725	770,313

Wireline Communications (0.0%)
McLeodUSA, Inc., Series A, 2.50%, 04/18/02	4,671	11,678

Total Preferred Stocks		1,556,287

Warrants (0.0%)
Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09	811	0

Industrial — Other (0.0%)
ACP Holding Co., expiring 09/13/13 (b)	96,401	95,437

Media — Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (d)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (b)	300	18,600
Ziff Davis Media, Inc., expiring 08/12/12 (d)	2,200	0

		18,600

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (d)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b)	300	12,300

Wireline Communications (0.0%)
McLeodUSA, Inc., expiring 04/16/07	10,348	1,138

Total Warrants		127,475

	Shares
	or
	Principal
	Amount	Value
Repurchase Agreement (3.2%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $9,037,649 (Fully collateralized by AA Corporate Bonds, & U.S. Agency Securities)	$9,037,197	9,037,197

Total Repurchase Agreement		9,037,197

Short-Term Securities Held as Collateral for Securities Lending (24.5%)
Pool of various securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$68,289,061	68,289,061

Total Short-Term Securities Held as Collateral for Securities Lending		68,289,061

Total Investments (Cost $332,842,356) (a) — 123.7%		344,475,934
Other assets in excess of liabilities — (23.7)%		(66,222,493)

NET ASSETS — 100.0%		$278,253,441

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)	Bond in default.

(d)	Fair Valued Security.

(e)	Variable Rate Secuirty. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2004.

(d)	Security has filed for bankruptcy protection.

(e)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

HYTOPS	High Yield Trust Offered Preferred Securities

PIK	Paid-In-Kind

TRAINS	Targeted Return Index Securities Trust

Gartmore Variable Insurance Trust
Dreyfus GVIT Mid Cap Index Fund
Statement of Investments
September 30,2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (99.1%)
Aerospace / Defense (0.7%)
Alliant Techsystems, Inc. (b)	18,400	$1,113,200
Precision Castparts Corp.	31,700	1,903,585
Sequa Corp. (b)	5,100	266,271

		3,283,056

Agricultural Products (0.1%)
Universal Corp.	12,500	558,000

Airlines (0.4%)
AirTran Holdings, Inc. (b)	41,800	416,328
Alaska Air Group, Inc. (b)	13,100	324,618
Jetblue Airways Corp. (b)	50,500	1,056,460

		1,797,406

Amusement & Recreation (0.4%)
Callaway Golf Co.	36,700	387,919
International Speedway Corp.	26,000	1,297,400
Six Flags, Inc. (b)	45,400	246,976

		1,932,295

Auto Parts & Equipment (1.5%)
Arvinmeritor, Inc.	33,925	636,094
Bandag, Inc.	9,500	416,100
BorgWarner Automotive, Inc.	27,300	1,181,817
Carmax, Inc. (b)	50,800	1,094,740
Gentex Corp.	37,800	1,327,914
Lear Corp.	33,500	1,824,075
Modine Manufacturing Co.	16,800	505,848
Superior Industries International, Inc.	13,000	389,350

		7,375,938

Automotive (0.2%)
Adesa, Inc. (b)	46,200	759,066

Banks (7.7%)
Associated Banc Corp.	53,715	1,722,640
Astoria Financial Corp.	37,400	1,327,326
Banknorth Group, Inc.	84,400	2,954,000
City National Corp.	24,000	1,558,800
Colonial Bancgroup, Inc.	65,200	1,333,340
Compass Bancshares, Inc.	59,900	2,624,818
Cullen/Frost Bankers, Inc.	25,200	1,171,044
FirstMerit Corp.	41,400	1,089,027
Greater Bay Bancorp	25,000	718,750
GreenPoint Financial Corp.	64,700	3,002,727
Hibernia Corp.	75,900	2,004,519
Independence Community Bank Corp.	41,000	1,601,050
IndyMac Bancorp, Inc.	29,900	1,082,380
Mercantile Bankshare Corp.	38,600	1,851,256
National Commerce Financial Co.	100,290	3,430,920
New York Community Bancorp, Inc.	129,288	2,655,576
Silicon Valley Bancshares (b)	17,400	646,758

	Shares
	or
	Principal
	Amount	Value
TCF Financial Corp.	68,200	2,065,778
Washington Federal, Inc.	38,290	962,994
Webster Financial Corp.	25,900	1,279,201
West America Bancorp	15,500	850,795
Wilmington Trust Corp.	32,400	1,173,204

		37,106,903

Biotechnology (0.9%)
Millenium Pharmaceuticals, Inc. (b)	148,987	2,042,612
Protein Design Labs, Inc. (b)	46,500	910,470
Valeant Pharmaceuticals International	41,000	988,920
Vertex Pharmaceuticals, Inc. (b)	39,100	410,550

		4,352,552

Broadcasting (0.5%)
Emmis Communications Corp. (b)	27,400	494,844
Entercom Communications Corp. (b)	24,300	793,638
Westwood One, Inc. (b)	47,500	939,075

		2,227,557

Business Services (2.5%)
Acxiom Corp.	42,000	997,080
Catalina Marketing Corp.	25,500	588,540
Ceridian Corp. (b)	72,600	1,336,566
CheckFree Corp. (b)	42,400	1,173,208
Choicepoint, Inc. (b)	43,333	1,848,152
CSG Systems International, Inc. (b)	25,400	391,414
Fair Issac Corp.	34,300	1,001,560
Gartner Group, Inc. (b)	52,800	617,232
Harte-Hanks, Inc.	41,950	1,049,170
Kelly Services, Inc.	17,200	459,412
Korn/Ferry International (b)	18,900	344,547
Manpower, Inc.	44,000	1,957,560
MPS Group, Inc. (b)	51,400	432,274

		12,196,715

Chemicals (2.7%)
Airgas, Inc.	36,400	876,148
Albemarle Corp.	20,300	712,327
Cabot Corp.	30,100	1,160,957
Crompton Corp.	56,000	531,440
Cytec Industries, Inc.	19,100	934,945
Ferro Corp.	20,500	447,105
FMC Corp. (b)	17,800	864,546
IMC Global, Inc. (b)	56,600	984,274
Lubrizol Corp.	31,800	1,100,280
Lyondell Chemical Co.	87,200	1,958,512
Minerals Technologies, Inc.	10,100	594,486
Olin Corp.	34,100	682,000
RPM, Inc.	56,800	1,002,520
Valspar Corp.	25,100	1,171,668

		13,021,208

Communication Equipment (3.5%)
Adtran, Inc.	38,900	882,252
Advanced Fibre Communications, Inc. (b)	43,200	686,880
Cincinnati Bell, Inc. (b)	119,800	418,102
CommScope, Inc. (b)	26,400	570,240
Harman International Industries, Inc.	32,200	3,469,550
Harris Corp.	32,400	1,780,056
L-3 Communications Holdings, Inc.	52,200	3,497,400
Plantronics, Inc.	23,400	1,011,816
Polycom, Inc. (b)	48,500	961,270
Powerwave Technologies, Inc. (b)	51,000	314,160
Telephone & Data Systems, Inc.	27,900	2,348,343

	Shares
	or
	Principal
	Amount	Value
Utstarcom Incorporated (b)	55,600	895,716

		16,835,785

Computer Hardware (0.7%)
Keane, Inc. (b)	30,200	463,872
National Instruments Corp.	38,450	1,163,882
Quantum Corp. (b)	88,800	205,128
Storage Technology Corp. (b)	54,300	1,371,618

		3,204,500

Computer Software & Services (4.5%)
3COM Corp. (b)	192,200	811,084
Activision, Inc. (b)	67,600	937,612
Advent Software, Inc. (b)	16,200	272,646
Ascential Software Corp. (b)	28,625	385,579
Avocent Corp. (b)	24,100	627,323
Cadence Design Systems, Inc. (b)	131,500	1,714,760
CDW Corp.	40,600	2,356,017
Cognizant Technology Solutions Corp. (b)	64,200	1,958,742
DST Systems, Inc. (b)	41,000	1,823,270
Henry (Jack) & Associates, Inc.	44,100	827,757
Macromedia, Inc. (b)	33,900	680,712
Macrovision Corp. (b)	24,100	580,328
McAfee, Inc. (b)	76,300	1,533,630
McData Corp. (b)	58,000	291,740
Mentor Graphics Corp. (b)	35,000	383,775
Retek, Inc. (b)	27,300	124,488
RSA Security, Inc. (b)	31,100	600,230
SanDisk Corp. (b)	79,100	2,303,392
Sybase, Inc. (b)	46,400	639,856
Synopsys, Inc. (b)	76,200	1,206,246
Titan Corp. (The) (b)	41,200	575,564
Transaction Systems Architects, Inc. (b)	18,300	340,106
Wind River Systems, Inc. (b)	40,000	488,000

		21,462,857

Construction (3.2%)
D.R. Horton, Inc.	113,900	3,771,229
Dycom Industries, Inc. (b)	23,700	672,843
Granite Construction, Inc.	20,350	486,365
Hovnanian Enterprises, Inc. (b)	29,900	1,198,990
Jacobs Engineering Group, Inc. (b)	27,500	1,052,975
Lennar Corp.	76,180	3,626,168
Martin Marietta Materials, Inc.	23,500	1,063,845
The Ryland Group, Inc.	11,600	1,074,856
Thor Industries, Inc.	27,900	738,513
Toll Brothers, Inc. (b)	36,500	1,691,045

		15,376,829

Consumer & Commercial Services (2.1%)
Alliance Data Systems Corp. (b)	39,500	1,602,120
Career Education Corp. (b)	50,000	1,421,500
Corinthian Colleges, Inc. (b)	44,000	593,120
DeVry, Inc. (b)	34,300	710,353
Dun & Bradstreet Corp. (b)	34,400	2,019,280
MoneyGram International, Inc.	32,850	561,078
Quanta Services, Inc. (b)	57,300	346,665
Rent-A-Center, Inc. (b)	38,600	998,196
Rollins, Inc.	22,300	541,667
Sotheby’s Holdings, Inc. (b)	30,900	485,748
United Rentals, Inc. (b)	38,000	603,820
Viad Corp.	7,763	184,204

	Shares
	or
	Principal
	Amount	Value
		10,067,751

Consumer Products (2.0%)
Blyth Industries, Inc.	19,900	614,910
Church & Dwight, Inc.	30,150	846,009
Energizer Holdings, Inc. (b)	38,100	1,756,410
Furniture Brands International, Inc.	26,700	669,636
Lancaster Colony Corp.	17,400	733,671
Mohawk Industries Co. (b)	32,600	2,588,114
The Scotts Co. (b)	16,000	1,026,400
Timberland Co., Class A (b)	17,200	976,960
Tupperware Corp.	28,600	485,628

		9,697,738

Containers / Packaging (0.5%)
Packaging Corp. of America	52,200	1,277,334
Sonoco Products Co.	47,900	1,266,476

		2,543,810

Electronics (4.0%)
Arrow Electronics, Inc. (b)	56,400	1,273,512
Atmel Corp. (b)	232,300	840,926
Avnet, Inc. (b)	58,800	1,006,656
Cabot Microelectronics Corp. (b)	12,082	437,973
Credence Systems Corp. (b)	46,600	335,520
Cree, Inc. (b)	35,800	1,092,974
Cypress Semiconductor Corp. (b)	61,200	541,008
Hubbell, Inc.	29,700	1,331,451
Integrated Device Technology, Inc. (b)	51,800	493,654
International Rectifier Corp. (b)	32,300	1,107,890
Intersil Corp.	73,500	1,170,855
Kemet Corp. (b)	42,200	341,398
Lam Research Corp. (b)	65,400	1,430,952
Lattice Semiconductor Corp. (b)	55,400	272,014
LTX Corp. (b)	29,800	161,218
Micrel, Inc. (b)	44,700	465,327
Microchip Technology, Inc.	100,500	2,697,419
Newport Corp. (b)	20,800	238,576
Plexus Corp. (b)	21,100	232,944
RF Micro Devices, Inc. (b)	91,100	577,574
SPX Corp.	37,200	1,316,880
Thomas & Betts Corp.	28,800	772,416
TriQuint Semiconductor, Inc. (b)	67,091	261,655
Vishay Intertechnology, Inc. (b)	81,150	1,046,835

		19,447,627

Financial Services (4.2%)
Americredit Corp. (b)	76,900	1,605,672
Bank of Hawaii Corp.	25,700	1,214,325
Certegy, Inc.	31,000	1,153,510
Commerce Bancorp, Inc.	38,400	2,119,680
Eaton Vance Corp.	33,000	1,332,870
Edwards (A.G.), Inc.	38,700	1,339,794
Investors Financial Services Corp.	32,400	1,462,212
Jefferies Group, Inc.	27,700	954,819
Labranche & Co., Inc. (b)	29,200	246,740
Legg Mason, Inc.	49,200	2,620,884
PMI Group, Inc.	46,900	1,903,202
Raymond James Financial, Inc.	36,050	869,526
SEI Corp.	50,300	1,694,104
The BISYS Group, Inc. (b)	58,900	860,529
Waddell & Reed Financial, Inc.	40,300	886,600

		20,264,467

Food & Beverage (3.5%)

	Shares
	or
	Principal
	Amount	Value
Constellation Brands, Inc. (b)	52,400	1,994,344
Dean Foods Co. (b)	77,033	2,312,531
Hormel Foods Corp.	67,800	1,815,684
J.M. Smucker Co.	28,467	1,264,219
Krispy Kreme Doughnuts, Inc. (b)	30,200	382,332
PepsiAmericas, Inc.	67,500	1,289,250
Sensient Technologies Corp.	22,900	495,556
Smithfield Foods, Inc. (b)	54,000	1,350,000
Tootsie Roll Industries, Inc.	25,494	744,935
Tyson Foods, Inc.	172,381	2,761,543
Whole Foods Market, Inc.	30,400	2,608,016

		17,018,410

Gaming (1.5%)
Boyd Gaming Corp.	42,300	1,190,745
Caesars Entertainment, Inc. (b)	151,300	2,526,710
GTECH Holdings Corp.	57,600	1,458,432
Mandalay Resort Group	33,000	2,265,450

		7,441,337

Healthcare (8.3%)
Apria Healthcare Group, Inc. (b)	24,400	664,900
Barr Laboratories, Inc. (b)	51,075	2,116,037
Beckman Coulter, Inc.	29,900	1,677,988
Cephalon, Inc. (b)	27,700	1,326,830
Charles River Laboratories International, Inc. (b)	22,600	1,035,080
Community Health Systems, Inc. (b)	42,500	1,133,900
Covance, Inc. (b)	30,600	1,223,082
Coventry Health Care, Inc. (b)	43,750	2,334,938
Cytyc Corp. (b)	54,200	1,308,930
Dentsply International, Inc.	39,300	2,041,242
Edwards Lifesciences Corp. (b)	29,200	978,200
First Health Group Corp. (b)	44,800	720,832
Health Net, Inc. (b)	54,700	1,352,184
Henry Schein, Inc. (b)	21,300	1,327,203
IVAX Corp. (b)	122,206	2,340,245
LifePoint Hospitals, Inc. (b)	18,900	567,189
Lincare Holdings, Inc. (b)	48,800	1,449,848
Omnicare, Inc.	50,800	1,440,688
PacifiCare Health Systems, Inc. (b)	42,000	1,541,400
Par Pharmaceutical Cos., Inc. (b)	16,600	596,438
Patterson Cos., Inc. (b)	33,400	2,557,103
Perrigo Co.	34,500	708,975
Renal Care Group, Inc. (b)	32,800	1,057,144
Sepracor, Inc. (b)	42,800	2,087,784
Steris Corp. (b)	33,700	739,378
Triad Hospitals, Inc. (b)	37,508	1,291,776
Universal Health Services, Inc.	28,400	1,235,400
Varian Medical Systems, Inc. (b)	66,300	2,291,991
Visx, Inc. (b)	24,200	498,520

		39,645,225

Insurance (5.4%)
Allmerica Financial Corp. (b)	26,000	698,880
American Financial Group, Inc.	36,000	1,076,040
AmerUs Group Co.	19,100	783,100
Arthur J. Gallagher & Co.	44,900	1,487,537
Brown & Brown, Inc.	33,600	1,535,520
Everest Re Group Ltd.	27,300	2,029,209
Fidelity National Financial, Inc.	84,783	3,230,232
First American Financial Corp.	43,300	1,334,939
HCC Insurance Holdings, Inc.	31,600	952,740
Horace Mann Educators Corp.	20,900	367,422

	Shares
	or
	Principal
	Amount	Value
Leucadia National Corp.	34,600	1,960,090
Ohio Casualty Corp. (b)	30,000	627,900
Old Republic International Corp.	88,950	2,226,419
Protective Life Corp.	33,900	1,332,609
Radian Group, Inc.	45,300	2,094,219
Stancorp Financial Group, Inc.	13,900	989,680
Unitrin, Inc.	33,400	1,388,438
W.R. Berkley Corp.	41,100	1,732,776

		25,847,750

Machinery (1.0%)
AGCO Corp. (b)	44,100	997,542
Graco, Inc.	33,850	1,133,975
Tecumseh Products Co.	9,000	376,830
Zebra Technologies Corp., Class A (b)	35,000	2,135,350

		4,643,697

Manufacturing (3.0%)
Ametek, Inc.	33,300	1,009,656
Carlisle Cos., Inc.	15,200	971,736
Diebold, Inc.	35,000	1,634,500
Donaldson Co., Inc.	42,200	1,198,058
Federal Signal Corp.	23,500	436,630
Flowserve Corp. (b)	27,000	652,860
Harsco Corp.	20,100	902,490
Hillenbrand Industry, Inc.	30,200	1,526,006
Nordson Corp.	17,400	597,342
Pentair, Inc.	49,000	1,710,590
Teleflex, Inc.	19,600	833,000
The Brink’s Co.	27,700	835,709
Trinity Industries, Inc.	23,000	716,910
Varian, Inc. (b)	16,900	640,003
York International Corp.	20,200	638,118

		14,303,608

Medical Products (0.5%)
INAMED Corp. (b)	17,400	829,458
Invitrogen Corp. (b)	25,700	1,413,243

		2,242,701

Metals (0.2%)
Kennametal, Inc.	17,800	803,670

Mining (0.6%)
Arch Coal, Inc.	26,800	951,132
Peabody Energy Corp.	31,400	1,868,300

		2,819,432

Office Equipment & Supplies (0.6%)
Hni Corp.	28,100	1,112,198
Miller (Herman), Inc.	34,800	857,820
Reynolds & Reynolds Co.	31,600	779,572

		2,749,590

Oil & Gas (7.8%)
Cooper Cameron Corp. (b)	26,800	1,469,712
ENSCO International, Inc.	73,800	2,411,046
FMC Technologies, Inc. (b)	32,921	1,099,561
Forest Oil Corp. (b)	28,800	867,456
Grant Prideco, Inc. (b)	59,900	1,227,351
Hanover Compressor Co. (b)	38,100	512,445
Helmerich & Payne, Inc.	24,600	705,774
Murphy Oil Corp.	44,900	3,895,973
National-Oilwell, Inc. (b)	41,900	1,376,834
Newfield Exploration Co. (b)	30,400	1,861,696
Noble Energy, Inc.	28,500	1,659,840

	Shares
	or
	Principal
	Amount	Value
Patterson-UTI Energy, Inc.	81,500	1,554,205
Pioneer Natural Resources Co.	70,900	2,444,632
Plains Exploration & Production Co. (b)	37,700	899,522
Pogo Producing Co.	31,200	1,480,440
Pride International, Inc. (b)	66,400	1,314,056
Smith International, Inc. (b)	51,200	3,109,376
Tidewater, Inc.	29,600	963,480
Varco International, Inc. (b)	47,608	1,276,847
Weatherford International Ltd. (b)	65,200	3,326,504
XTO Energy, Inc.	126,423	4,106,219

		37,562,969

Paper & Forest Products (0.7%)
Bowater, Inc.	27,200	1,038,768
Glatfelter	21,400	265,146
Longview Fibre Co.	24,900	379,725
Potlatch Corp.	14,400	674,064
Rayonier, Inc.	24,218	1,095,622

		3,453,325

Photography / Imaging (0.1%)
Imation Corp.	17,400	619,266

Publishing & Printing (2.2%)
American Greetings Corp., Class A	33,300	836,496
Banta Corp.	12,200	484,950
Belo Corp., Class A	56,100	1,264,494
Lee Enterprises, Inc.	22,100	1,024,114
Media General, Inc.	11,600	649,020
Readers Digest Association	48,600	709,074
Scholastic Corp. (b)	19,300	596,177
Valassis Communications, Inc. (b)	25,300	748,374
Washington Post Co.	4,670	4,296,400

		10,609,099

Real Estate Investment Trusts (1.9%)
AMB Property Corp.	40,400	1,495,608
Highwood Properties, Inc.	26,200	644,782
Hospitality Properties Trust	32,800	1,393,672
Liberty Property Trust	41,600	1,657,344
Mack-Cali Realty Corp.	29,600	1,311,280
New Plan Excel Realty Trust	49,900	1,247,500
United Dominion Realty Trust, Inc.	62,500	1,239,375

		8,989,561

Restaurants (1.5%)
Applebee’s International, Inc.	40,050	1,012,464
Bob Evans Farms, Inc.	17,200	467,152
Brinker International, Inc. (b)	43,900	1,367,485
CBRL Group, Inc.	23,800	858,704
Cheesecake Factory, Inc. (The) (b)	25,300	1,098,020
Outback Steakhouse, Inc.	36,000	1,495,080
Ruby Tuesday, Inc.	32,100	894,627

		7,193,532

Retail (7.0%)
99 Cents Only Stores (b)	33,900	482,397
Abercrombie & Fitch Co.	46,200	1,455,300
Aeropostale, Inc. (b)	27,400	717,880
American Eagle Outfitters Ltd.	35,050	1,291,593
Anntaylor Stores Corp. (b)	34,900	816,660
Barnes & Noble, Inc. (b)	34,200	1,265,400
BJ’s Wholesale Club, Inc. (b)	34,000	929,560
Borders Group, Inc.	37,300	925,040
Chico’s FAS, Inc. (b)	43,700	1,494,540

	Shares
	or
	Principal
	Amount	Value
Claire’s Stores, Inc.	48,300	1,209,432
Copart, Inc. (b)	43,900	831,027
Dollar Tree Stores, Inc. (b)	55,450	1,494,378
Fastenal Co.	37,100	2,136,959
Locker, Inc.	76,000	1,801,200
Michael’s Stores, Inc.	33,300	1,971,693
Nieman Marcus Group, Inc.	24,100	1,385,750
O’Reilly Automotive, Inc. (b)	26,900	1,030,001
Pacific Sunwear of California, Inc. (b)	36,200	762,010
Payless Shoesource, Inc. (b)	33,300	337,329
PETsMART, Inc.	70,900	2,012,851
Pier 1 Imports, Inc.	42,700	772,016
Regis Corp.	21,600	868,752
Ross Stores, Inc.	72,000	1,687,680
Ruddick Corp.	22,800	447,792
Saks, Inc.	69,300	835,065
Tech Data Corp. (b)	28,300	1,090,965
Urban Outfitters, Inc. (b)	39,300	1,351,920
Williams Sonoma, Inc. (b)	56,800	2,132,840

		33,538,030

Schools (0.5%)
Education Management Corp. (b)	35,700	951,048
ITT Educational Services, Inc. (b)	22,300	803,915
Laureate Education, Inc. (b)	22,300	830,006

		2,584,969

Semiconductors (0.6%)
Fairchild Semiconductor International, Inc. (b)	58,300	826,111
Integrated Circuit Systems, Inc. (b)	35,400	761,100
Semtech Corp. (b)	36,300	695,871
Silicon Laboratories, Inc. (b)	25,300	837,177

		3,120,259

Shipping/Transportation (2.2%)
Alexander & Baldwin, Inc.	20,800	705,952
CNF Transportation, Inc.	24,900	1,020,651
Expeditors International of Washington, Inc.	51,700	2,672,890
GATX Corp.	24,100	642,506
Hunt (J.B.) Transport Services, Inc.	39,400	1,463,316
Overseas Shipholding Group, Inc.	19,200	953,088
Robinson (C.H.) Worldwide, Inc.	41,700	1,934,463
Swift Transportation Co., Inc. (b)	39,000	655,980
Werner Enterprises, Inc.	38,750	748,263

		10,797,109

Utilities (7.0%)
AGL Resources, Inc.	31,700	975,409
Alliant Energy Corp.	55,300	1,375,864
Aqua America, Inc.	45,400	1,003,794
Aquila, Inc. (b)	115,100	359,112
Black Hills Corp.	15,900	441,702
DPL, Inc.	61,800	1,271,844
Duquesne Light Holdings, Inc.	37,400	671,704
Energy East Corp.	71,600	1,802,888
Equitable Resources, Inc.	30,200	1,640,162
Great Plains Energy, Inc.	36,300	1,058,145
Hawaiian Electric Industries, Inc.	39,300	1,043,022
Idacorp, Inc.	18,600	540,516
MDU Resources Group, Inc.	57,400	1,511,342
National Fuel Gas Co.	40,300	1,141,699
Northeast Utilities	62,600	1,213,814

	Shares
	or
	Principal
	Amount	Value
NSTAR	25,900	1,271,690
Oklahoma Gas & Electric Co.	42,800	1,079,844
Oneok, Inc.	50,300	1,308,806
Pepco Holdings, Inc.	90,638	1,803,696
PNM, Inc.	29,550	665,171
Puget Energy, Inc.	48,600	1,103,220
Questar Corp.	41,000	1,878,620
Scana Corp.	54,500	2,035,030
Sierra Pacific Resources (b)	57,300	512,835
Vectren Corp.	37,100	934,178
Westar Energy, Inc.	41,900	846,380
Western Gas Resources, Inc.	36,000	1,029,240
WGL Holdings, Inc.	23,800	672,588
Wisconsin Energy Corp.	57,400	1,831,060
WPS Resources Corp.	18,200	818,818

		33,842,193

Waste Disposal (0.7%)
Republic Services, Inc.	74,100	2,205,216
Stericycle, Inc. (b)	22,100	1,014,390

		3,219,606

Total Common Stocks		476,557,398

Repurchase Agreement (0.9%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $4,138,425 (Fully collateralized by AA Rated Corporate Bonds U.S. Agency Mortgage Securities)	$4,138,218	4,138,218

Total Repurchase Agreement		4,138,218

U.S. Treasury Bill (0.1%)
1.66%, 12/23/04 (c)	700,000	697,326

Total U.S. Treasury Bill		697,326

Short-Term Securities Held as Collateral for Securities Lending (18.7%)
Pool of various securities for Gartmore	90,070,171	90,070,171

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		90,070.17

Total Investments (Cost $525,473,767) (a) - ( 118.8%)		571,463,113
Liabilities in excess of other assets - (18.8)% )		90,387,963

NET ASSETS - 100.0%		$481,075,150

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Pledged as collateral for futures.

At September 30, 2004, the Fund’s open futures contracts were as follows:

				Unrealized
Number of			Market Value	Appreciation
Contracts	Long Contract	Expiration	Covered by Contracts	at 09/30/04
16	S&P Midcap 400 Future	12/17/2004	$4,752,800	$20,050

Gartmore Variable Insurance Trust
GVIT Small Cap Growth Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (94.0%)
Advertising Services (2.5%)
Getty Images, Inc. (b)	33,750	$1,866,375
Greenfield Online, Inc. (b)	36,000	731,160
Ventiv Health, Inc. (b)	67,741	1,148,210

		3,745,745

Aerospace / Defense (0.6%)
Innovative Solutions & Support, Inc. (b)	23,336	572,432
MTC Technologies, Inc. (b)	12,300	339,849

		912,281

Auto Parts & Equipment (3.9%)
A.S.V., Inc. (b)	30,683	1,148,465
Gentex Corp.	58,700	2,062,131
LKQ Corp. (b)	46,597	851,327
O’Reilly Automotive, Inc. (b)	44,700	1,711,563

		5,773,486

Beverages (0.9%)
Hansen Natural Corp. (b)	53,703	1,295,316

Building Products (0.5%)
Trex Co., Inc. (b)	15,553	688,687

Casinos & Gambling (0.5%)
Scientific Games Corp. (b)	41,600	794,560

Commercial Services (0.5%)
CoStar Group, Inc. (b)	14,800	728,012

Computer Software & Services (7.4%)
Altiris, Inc. (b)	52,500	1,661,625
Avid Technology, Inc. (b)	34,000	1,593,580
Cerner Corp. (b)	49,650	2,147,858
EPIQ Systems, Inc. (b)	44,910	699,698
Infocrossing, Inc. (b)	23,016	363,998
Intergraph Corp.	29,100	790,647
MemberWorks, Inc. (b)	37,650	987,936
Merge Technologies, Inc. (b)	46,900	809,494
MicroStrategy, Inc. (b)	20,700	850,563
Synaptics, Inc. (b)	39,366	793,619
Travelzoo, Inc. (b)	5,810	302,120

		11,001,138

Construction (0.4%)
Desarrolladora Homex SA de CV (b)	28,346	585,345

Construction & Engineering (0.6%)
Chicago Bridge & Iron Co.	27,300	818,727

Consulting Services (1.0%)
MAXIMUS, Inc. (b)	20,600	593,486
RightNow Technologies, Inc. (b)	69,745	873,905

		1,467,391

Diagnostic Equipment (0.3%)

	Shares
	or
	Principal
	Amount	Value
Gen-Probe, Inc. (b)	10,200	406,674

Distribution (1.1%)
Central European Distribution Corp. (b)	71,600	1,599,544

E-Marketing & Information (2.4%)
aQuantive, Inc. (b)	174,800	1,686,820
Digital River, Inc. (b)	29,921	891,047
ValueClick, Inc. (b)	105,100	992,144

		3,570,011

Education (1.5%)
ITT Educational Services, Inc. (b)	59,700	2,152,185

Educational Software (0.4%)
Blackboard, Inc. (b)	33,300	571,428

Electronics (3.8%)
Cree, Inc. (b)	135,550	4,138,342
Intergrated Silicon Solution, Inc. (b)	99,283	721,787
Pixelworks, Inc. (b)	70,000	700,700

		5,560,829

Entertainment Software (1.1%)
Take-Two Interactive Software, Inc. (b)	48,260	1,585,341

Environmental (1.0%)
Stericycle, Inc. (b)	30,720	1,410,048

Financial (4.0%)
Chicago Mercantile Exchange	16,409	2,646,771
Euronet Worldwide, Inc. (b)	52,191	977,016
Financial Federal Corp. (b)	60,050	2,250,674

		5,874,461

Financial Services (4.9%)
City National Corp.	13,200	857,340
FactSet Research Systems, Inc.	42,450	2,046,090
Portfolio Recovery Associates, Inc. (b)	29,000	852,310
Southwest Bancorp of Texas, Inc.	61,200	1,232,568
The Corporate Executive Board Co.	37,900	2,320,996

		7,309,304

Food & Beverage (0.9%)
Robert Mondavi Corp. (The) (b)	33,400	1,308,278

Healthcare Services (8.9%)
American Healthways, Inc. (b)	112,926	3,287,276
AmSurg Corp. (b)	94,900	2,009,982
Dendrite International, Inc. (b)	144,800	2,334,176
HealthExtras, Inc. (b)	50,240	700,346
Odyssey Healthcare, Inc. (b)	137,200	2,435,300
ResMed, Inc. (b)	20,800	990,288
VISX, Inc. (b)	74,550	1,535,730

		13,293,098

Instruments — Control (0.4%)
BEI Technologies, Inc.	21,000	575,400

Internet (4.3%)
Ask Jeeves, Inc. (b)	17,600	575,696
Checkfree Corp. (b)	84,006	2,324,446
Ctrip.com International Ltd. ADR-KY (b)	22,713	788,141
Netease.com, Inc. ADR — KY (b)	20,815	789,513
RADVision Ltd. (b)	29,900	287,937
Safenet, Inc. (b)	36,800	970,784
Sohu.com, Inc. (b)	36,370	604,833

		6,341,350

Internet Applications Software (1.2%)

	Shares
	or
	Principal
	Amount	Value
eResearch Technology, Inc. (b)	65,600	874,448
SupportSoft, Inc. (b)	92,700	902,898

		1,777,346

Lawn & Garden Services (0.4%)
Scotts Co. (The) (b)	9,200	590,180

Machinery, Equipment, & Supplies (1.3%)
Gehl Co. (b)	43,568	860,468
JLG Industries, Inc.	59,500	999,600

		1,860,068

Medical (4.4%)
Advanced Neuromodulation Systems, Inc. (b)	13,100	397,585
Angiotech Pharmaceuticals, Inc. (b)	37,400	758,098
Centene Corp. (b)	29,166	1,241,888
Epix Medical, Inc. (b)	56,400	1,089,084
Kyphon, Inc. (b)	30,600	758,268
LCA-Vision, Inc.	58,300	1,503,557
Lifecell Corp. (b)	70,117	701,170

		6,449,650

Medical Products (2.5%)
Arthrocare Corp. (b)	29,100	852,339
Kensey Nash Corp. (b)	39,100	1,024,029
Martek Biosciences Corp. (b)	19,600	953,344
Third Wave Technologies (b)	132,561	912,020

		3,741,732

Miscellaneous Manufacturing (1.8%)
Ceradyne, Inc. (b)	61,300	2,691,683

Oil & Gas (3.8%)
Carrizo Oil & Gas, Inc. (b)	132,700	1,269,939
Meridian Resource Corp. (b)	42,600	376,158
Newfield Exploration Co. (b)	41,650	2,550,646
Petroleum Development Corp. (b)	11,100	486,402
Whiting Petroleum Corp. (b)	29,056	883,302

		5,566,447
Pharmaceuticals (2.1%)
Able Laboratories, Inc. (b)	24,700	473,252
Draxis Health, Inc. (b)	9,300	44,640
InKine Pharmaceutical Co., Inc. (b)	89,056	452,404
Kos Pharmaceuticals, Inc. (b)	24,085	857,667
USANA Health Sciences, Inc. (b)	35,100	1,221,480

		3,049,443

Research & Development (0.9%)
SFBC International, Inc. (b)	49,300	1,297,083

Resorts & Theme Parks (1.4%)
Vail Resorts, Inc. (b)	112,200	2,027,454

Restaurants (0.7%)
Panera Bread Co., Class A (b)	27,700	1,039,858

Retail (2.6%)
Chico’s FAS, Inc. (b)	35,000	1,197,000
Fossil, Inc. (b)	65,250	2,018,835
Tuesday Morning Corp. (b)	22,200	686,424

		3,902,259

Semiconductors (6.9%)
Artisan Components, Inc. (b)	43,800	1,275,018
Leadis Technology, Inc. (b)	130,180	1,468,430
Omnivision Technologies, Inc. (b)	85,400	1,208,410
Rudolph Technologies, Inc. (b)	44,025	736,979
Sigmatel, Inc. (b)	84,321	1,788,449
Silicon Image, Inc. (b)	113,700	1,437,168

	Shares
	or
	Principal
	Amount	Value
Tessera Technologies, Inc. (b)	75,689	1,672,727
Veeco Instruments, Inc. (b)	34,190	716,964

		10,304,145

Telecommunications (2.6%)
Applied Signal Technology, Inc.	24,000	767,760
AudioCodes Ltd. (b)	54,500	686,155
Ditech Communications Corp. (b)	58,300	1,305,337
Ulticom, Inc. (b)	68,006	1,004,449

		3,763,701

Textiles (0.6%)
DHB Industries, Inc. (b)	58,672	833,142

Therapeutics (2.5%)
Anika Therapeutics, Inc. (b)	58,328	804,926
Bone Care International, Inc. (b)	35,600	865,080
Connetics Corp. (b)	45,410	1,226,979
United Therapeutics Corp. (b)	22,126	772,861

		3,669,846

Transportation (2.4%)
J.B. Hunt Transport Services, Inc.	58,400	2,168,976
Kansas City Southern Industries, Inc. (b)	86,250	1,308,413

		3,477,389

Veterinary Diagnostics (0.5%)
VCA Antech, Inc. (b)	36,700	757,121

Wireless Equipment (1.6%)
Alvarion Ltd. (b)	52,300	676,762
Sierra Wireless, Inc. (b)	52,800	939,840
ViaSat, Inc. (b)	34,900	701,490

		2,318,092

Total Common Stocks		138,485,278

Repurchase Agreement (6.3%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $9,280,010 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	9,279,546	9,279,546

Total Repurchase Agreement		9,279,546

Short-Term Securities Held as Collateral for Securities Lending (11.4%)
Pool of various securities for Gartmore	$16,853,608	16,853,608

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		16,853,608

Total Investments (Cost $147,651,226) (a) - 111.7%		164,618,432
Liabilities in excess of other assets - (11.7)%		(17,230,481)

NET ASSETS - 100.0%		$147,387,951

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

KY	Cayman Islands

Gartmore Variable Insurance Trust
GVIT Small Company Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (97.3%)
Australia (1.0%)
Building & Construction (0.0%)
United Group Ltd.	93,351	$404,958

Metals (0.2%)
BlueScope Steel Ltd.	205,418	1,302,452
OneSteel Ltd.	258,967	572,570

		1,875,022

Oil & Gas (0.1%)
Caltex Australia Ltd.	158,503	1,068,147

Pharmaceuticals (0.0%)
CSL Ltd.	6,944	143,414

Publishing (0.1%)
John Fairfax Holdings Ltd.	202,712	547,020

Real Estate Investment Trust (0.3%)
Deustche Division Trust	1,197,094	1,101,236
Lend Lease Corp.	98,872	823,692

		1,924,928

Retail (0.1%)
Colorado Group Ltd.	172,115	717,317

Television (0.2%)
Ten Network Holdings Ltd.	585,314	1,482,492

		8,163,298

Austria (0.0%)
Airports Development (0.0%)
Flughafen Wien AG	1,850	112,792

Belgium (0.1%)
Electronics (0.0%)
Barco NV	1,515	130,561

Metals (0.0%)
Umicore	3,724	272,215

Transportation (0.1%)
CMB Compagnie Maritime Belge SA	1,971	341,738

		744,514

China (0.2%)
Internet Content (0.2%)
Netease.com, Inc. ADR (b)	37,300	1,414,789

Denmark (0.2%)
Drugs (0.1%)
Bavarian Nordic (b)	5,250	472,201

Telephone Communications (0.1%)
GN Store Nord A/S	143,889	1,456,064

		1,928,265

Finland (0.2%)
Computer Services (0.0%)
TietoEnator Oyj	21,913	636,313

	Shares
	or
	Principal
	Amount	Value
Financial Services (0.0%)
OKO Osuuspankkien Oyj	10,184	124,111

Pharmaceuticals (0.1%)
Orion-Yhtymae Oyj	38,964	533,327

Steel (0.1%)
Rautaruukki Oyj	42,129	411,997

Telecommunication Equipment (0.0%)
Elcoteq Network Corp.	17,898	333,440

		2,039,188

France (0.6%)
Building & Construction (0.1%)
Eiffage SA	9,315	796,517

Commercial Services (0.0%)
SR Teleperformance	6,503	132,386

Computer Services (0.1%)
Alten (b)	25,739	503,417
Groupe Steria SCA	14,698	457,409

		960,826

Electrical Equipment (0.1%)
Nexans SA	18,686	636,216

Food (0.0%)
Elior	15,094	133,897

Metals (0.1%)
CFF Recycling (b)	36,156	650,888

Publishing (0.2%)
Spir Communication	8,470	1,393,865

Software (0.0%)
Cie Generale de Geophysique SA (b)	2,061	138,498

Steel (0.0%)
Vallourec SA	1,151	134,377

		4,977,470

Germany (0.7%)
Banking/Insurance (0.0%)
IKB Deutsche Industriebank AG	8,321	199,136

Computer Services (0.0%)
SAP Systems Integration AG (b)	6,868	185,955

Diversified (0.4%)
K&S AG	41,546	1,785,681
Tui AG	40,206	749,377

		2,535,058

Electronics (0.1%)
Techem AG (b)	18,153	499,878

Machinery & Equipment (0.0%)
IWKA AG	4,775	113,142

Medical Products (0.0%)
Morphosys AG (b)	4,828	152,487

Retail (0.1%)
Phoenix AG (b)	47,529	1,024,773

Telecommunications (0.1%)
Mobilcom AG	19,784	289,302
Telegate AG (b)	30,768	421,575

		710,877

		5,421,306

Greece (0.1%)
Entertainment (0.1%)
Intralot SA	54,399	839,719

	Shares
	or
	Principal
	Amount	Value
Hong Kong (0.5%)
Diversified Operations (0.0%)
First Pacific Co. (b)	402,000	112,078

Electronics (0.1%)
VTech Holdings Ltd.	398,000	751,744

Financial Services (0.1%)
Guoco Group Ltd. (b)	169,000	1,435,775

Metals (0.1%)
Maanshan Iron & Steel Ltd.	1,024,000	451,598

Semiconductors (0.0%)
ASM Pacific Technology Ltd.	121,500	397,370

Telephone Communications (0.2%)
SmarTone Telecommunications Holdings Ltd.	1,222,500	1,316,868

		4,465,433

Ireland (0.1%)
Building & Construction (0.1%)
McInerney Holdings PLC	92,151	681,314

Diversified Operations (0.0%)
DCC PLC	12,469	228,836

		910,150

Italy (0.6%)
Building & Construction (0.0%)
Buzzi Unicem SPA	9,367	124,014

Food & Beverage (0.1%)
Cremonini SPA	448,833	897,495

Insurance (0.0%)
Milano Assicurazioni (b) (c)	49,085	207,186

Publishing (0.1%)
Compagnie Industriali Riunite SPA	256,591	562,672

Real Estate (0.2%)
Pirelli & C. Real Estate SPA	37,498	1,559,113

Textile Products (0.2%)
Marzotto (Gaetano) & Figli SPA	88,115	1,278,709

		4,629,189

Japan (4.3%)
Auto & Auto Parts (0.2%)
Keihin Corp.	29,600	474,040
Ngk Spark Plug Co., Ltd.	30,000	312,336
Nissan Diesel Motor Co., Ltd. (b)	196,000	547,536

		1,333,912

Banking/Insurance (0.2%)
Shinki Co., Ltd.	173,900	1,268,124

Building & Construction (0.1%)
Bunka Shutter Co., Ltd.	46,000	224,070
Nichias Corp.	75,000	278,138

		502,208

Business Services (0.1%)
Secom Techno Service Co., Ltd.	16,000	545,456

Chemicals (0.2%)
Mec Co., Ltd.	40,600	582,809
Sumitomo Bakelite Co., Ltd.	125,000	753,095
Sumitomo Rubber Industries Ltd. (b)	61,000	591,028

		1,926,932

Computer Services (0.0%)
NEC Fielding Ltd.	4,600	84,382

Computers (0.0%)

	Shares
	or
	Principal
	Amount	Value
Otsuka Shokai Co., Ltd. (b)	3,700	194,175

Electrical & Electronic (0.4%)
Brother Industries Ltd.	103,000	854,954
Casio Computer Co., Ltd.	15,000	177,038
Eizo Nanao Corp.	29,000	782,948
Geomatec Co., Ltd	19,600	482,056
Kenwood Corp. (b)	111,000	218,217
KOA Corp.	103,400	775,904
New Japan Radio Co., Ltd.	50,000	422,368
Sodick Co., Ltd.	25,000	154,331
Star Micronics	34,000	270,523

		4,138,339

Electronic Components/Instruments (0.1%)
CMK	38,000	511,455

Entertainment Software (0.1%)
Konami Corp.	18,600	412,314

Financial Services (0.2%)
The Bank of Fukuoka Ltd.	232,000	1,108,541
The Tokyo Tomin Bank Ltd.	20,500	370,910

		1,479,451

Food (0.1%)
Warabeya Nichiyo Co., Ltd.	24,600	363,086
Yamazaki Baking Co., Ltd.	91,000	794,279

		1,157,365

Foreign Banking (0.1%)
Bank of Kyoto Ltd.	81,000	526,548

Leisure / Entertainment (0.2%)
Namco Ltd.	116,400	1,321,161

Machinery (0.4%)
Fuji Electric Co., Ltd.	527,000	1,306,337
Nabtesco Corp.	177,000	868,718
Sumitomo Heavy Industries Ltd. (b)	539,000	1,593,591
Tsugami Corp.	170,000	447,545

		4,216,191

Machinery & Equipment (0.1%)
The Japan Steel Works Ltd.	301,000	418,255

Manufacturing — Capital Goods (0.0%)
Nippon Piston Ring Co., Ltd.	112,000	216,953

Medical Instruments (0.2%)
Nihon Kohden Corp.	106,000	1,103,844
Sysmex Corp.	12,800	474,390
Topcon Corp.	27,000	287,414

		1,865,648

Medical-Drugs (0.2%)
Eiken Chemical Co., Ltd.	119,000	1,373,580
Tsuruha Co., Ltd.	22,400	589,556

		1,963,136

Metal Fabricate/Hardware (0.1%)
Ryobi Ltd.	119,000	412,593

Metals (0.2%)
Chuo Denki Kogyo Co., Ltd	17,000	94,204
Osaka Steel Co., Ltd.	116,100	1,496,401

		1,590,605

Oil & Gas (0.2%)
Showa Shell Sekiyu K.K.	142,800	1,266,449

Real Estate (0.2%)
Aeon Mall Co., Ltd.	21,700	1,238,204
Tokyu Livable, Inc.	8,800	247,662

	Shares
	or
	Principal
	Amount	Value
		1,485,866

Retail (0.4%)
Aoki International Co., Ltd.	39,700	492,094
Belluna Co., Ltd.	2,800	87,838
Okuwa Co., Ltd.	117,000	1,316,373
Ryohin Keikaku Co., Ltd.	11,400	491,933
Sundrug Co., Ltd.	24,400	644,841

		3,033,079

Textile Products (0.0%)
Nitto Boseki Co., Ltd.	152,000	269,251

Transportation (0.3%)
Kawasaki Kisen Kaisha Ltd.	258,000	1,765,473
Nippon Konpo Unyu Soko Co., Ltd.	47,000	458,390

		2,223,863

		34,363,711

Netherlands (0.3%)
Building & Construction (0.0%)
AM NV	17,462	140,761

Commercial Services (0.1%)
Randstad Holding NV	27,996	1,017,713

Diversified (0.0%)
Aalberts Industries NV	3,576	130,282

Financial Investments (0.1%)
VIB	13,791	662,751

Printing & Publishing (0.1%)
OCE NV	45,913	719,184

		2,670,691

New Zealand (0.2%)
Oil & Gas (0.2%)
NGC Holdings Ltd.	712,366	1,502,388

Norway (0.1%)
Computers-Integrated Systems (0.0%)
Visma ASA	15,043	151,038

Finance Services (0.1%)
Aktiv Kapital ASA	41,741	646,711

		797,749

Portugal (0.1%)
Industrial Holding Company (0.1%)
Sonae SA	438,315	490,960

Singapore (0.0%)
Diversified Products (0.0%)
First Engineering Ltd.	240,000	179,780

Services (0.0%)
Singapore Airport Terminal Services Ltd.	83,000	98,944

		278,724

Spain (0.3%)
Advertising (0.1%)
Telefonica Publicidad SA	89,819	629,867

Airlines (0.0%)
Iberia Lineas Aereas de Espana SA	79,777	221,575

Computer Services (0.2%)
Indra Sistemas SA	53,259	711,279

Energy Sources (0.0%)
Gamesa Corp.	22,704	333,837

Financial Services (0.0%)
Inmobiliaria Colonial SA	5,413	183,488

	Shares
	or
	Principal
	Amount	Value
Industrial Holding Company (0.0%)
Corporacion Financiara Alba SA	5,273	158,938

Paper & Pulp (0.0%)
Grupo Empresarial Ence SA	13,303	367,690

		2,606,674

Sweden (0.5%)
Building & Construction (0.1%)
Sek Skanska AB	57,692	601,240

Finance Services (0.1%)
D. Carnegie & Co. AB	74,530	739,291

Home Furnishing (0.2%)
Nobia AB	113,890	1,467,872

Metal Fabricate/Hardware (0.0%)
SSAB, Series A	10,340	196,663

Paper & Related Products (0.0%)
Billerud AB	12,948	200,809

Real Estate (0.1%)
Kungsleden AB	25,140	783,707

		3,989,582

Switzerland (0.6%)
Appliances (0.2%)
AFG Arbonia-Forster Holding AG	10,189	1,437,259

Building & Construction (0.2%)
Sika Finanz AG	2,864	1,656,406

Machinery (0.0%)
Saurer AG (b)	2,425	132,336

Manufacturing — Capital Goods (0.1%)
Georg Fischer AG	3,638	907,964

Semiconductors (0.1%)
Micronas Semiconductor Holding AG (b)	11,178	475,775

		4,609,740

United Kingdom (2.3%)
Auto — Retail (0.2%)
Inchcape PLC	58,377	1,646,385

Brewery (0.1%)
Belhaven Group PLC	15,148	113,756
Wolverhampton & Dudley Breweries PLC	40,574	651,767

		765,523

Building & Construction (0.2%)
Heiton Group PLC	13,727	115,080
Kier Group PLC	67,544	888,789
Persimmon PLC	26,774	320,470

		1,324,339

Building Products (0.1%)
SIG PLC (b)	64,932	575,987

Consumer Cyclicals (0.1%)
Mcbride PLC	387,106	1,036,972

Diversified Operations (0.1%)
Brambles Industries PLC	245,619	1,142,673

Engineering (0.1%)
Barratt Developments PLC	98,614	1,009,397

Financial Services (0.2%)
Amlin PLC	308,150	864,342
Bradford & Bingley PLC	228,059	1,178,075
Brit Insurance Holdings PLC	393,460	516,113

		2,558,530

	Shares
	or
	Principal
	Amount	Value
Food Diversified (0.2%)
Devro PLC	301,612	611,771
Northern Foods PLC	268,827	739,412
Tate & Lyle PLC	105,641	738,892

		2,090,075

Gambling (0.1%)
Paddy Power PLC	35,353	417,106

Industrial Holding Company (0.1%)
Balfour Beatty PLC	155,106	782,041

Insurance (0.1%)
Hiscox PLC	182,268	547,187

Jewelry (0.1%)
Signet Group PLC	298,375	618,127

Medical-Drugs (0.1%)
Acambis PLC (b)	89,953	497,835

Miscellaneous Materials & Commodities (0.0%)
Pilkington PLC	218,931	358,930

Real Estate (0.2%)
Brixton PLC (b)	134,435	756,559
NHP PLC	159,050	676,941

		1,433,500

Retail (0.1%)
Kesa Electricals PLC	128,735	660,290

Retail - Automobile (0.0%)
European Motor Holdings PLC	49,776	172,963

Transportation (0.1%)
Ecel PLC	44,721	553,634

Travel Services (0.1%)
First Choice Holidays PLC	343,985	824,693

		19,016,187

United States (84.3%)
Advertising/Marketing (1.0%)
Arbitron, Inc. (b)	54,300	1,987,923
Getty Images, Inc. (b)	50,400	2,787,120
Grey Global Group, Inc.	188	187,060
Harte-Hanks, Inc.	111,700	2,793,617
Ventiv Health, Inc. (b)	5,315	90,089

		7,845,809

Aerospace / Defense (1.5%)
Alliant Techsystems, Inc. (b)	9,650	583,825
Aviall, Inc. (b)	36,424	743,050
FLIR Systems, Inc. (b)	21,800	1,275,300
MTC Technologies, Inc. (b)	34,500	953,235
Orbital Sciences Corp. (b)	70,894	809,609
Teledyne Technologies, Inc. (b)	35,100	878,904
Triumph Group, Inc. (b)	41,500	1,403,945
United Defense Industries, Inc. (b)	138,887	5,554,091

		12,201,959

Airlines (0.1%)
AMR Corp. (b)	130,000	952,900
FLYi, Inc. (b)	8,582	33,556
Mesa Air Group (b)	7,829	39,928

		1,026,384

Aluminum (0.2%)
Century Aluminum Co. (b)	55,562	1,540,734

Apparel (0.0%)
Hartmarx Corp. (b)	20,485	151,998
The Warnaco Group, Inc. (b)	3,333	74,093

	Shares
	or
	Principal
	Amount	Value
		226,091

Applications Software (0.2%)
Salesforce.com, Inc. (b)	65,100	1,017,513
SS&C Technologies, Inc.	40,300	787,059

		1,804,572

Auction House (0.5%)
Ritchie Brothers Auctioneers, Inc.	131,400	4,027,410
Sotheby’s Holdings, Inc. (b)	2,732	42,947

		4,070,357

Auto & Auto Parts (1.8%)
American Axle & Manufacturing Holdings, Inc.	8,595	251,490
Autoliv, Inc.	22,700	917,080
Clarcor, Inc.	51,560	2,457,865
Gentex Corp.	90,600	3,182,777
LKQ Corp. (b)	67,928	1,241,045
O’Reilly Automotive, Inc. (b)	66,690	2,553,559
Oshkosh Truck Corp.	11,500	656,190
Polaris Industries, Inc.	772	43,093
Tenneco Automotive, Inc. (b)	64,925	850,518
Terex Corp. (b)	45,100	1,957,340
TRW Automotive Holdings Corp. (b)	770	14,515
Wabash National Corp. (b)	12,399	340,601

		14,466,073

Banking (2.7%)
Accredited Home Lenders (b)	36,000	1,386,720
Americanwest Bancorporation (b)	6,400	120,704
BankAtlantic Bancorp, Inc., Class A	98,430	1,803,238
Banner Corp.	7,600	223,440
BOK Financial Corp. (b)	15,748	702,518
Boston Private Financial Holdings, Inc.	60,000	1,497,600
Capital Crossing Bank (b)	14,540	369,898
Cathay Bancorp, Inc. (b)	46,000	1,710,740
City Holding Co.	5,915	194,544
Columbia Banking System , Inc.	4,098	97,491
Community Trust Bancorp, Inc.	653	20,295
Corus Bankshares, Inc.	8,323	358,971
Dime Community Bancshares	131,850	2,215,081
First Citizens BancShares, Inc., Class A	1,297	153,046
Firstbank Corp.	549	26,517
FirstFed Financial Corp. (b)	5,693	278,274
Flagstar Bancorp, Inc.	35,088	746,673
Franklin Bank Corp. (b)	61,900	1,055,395
Hudson River Bancorp, Inc.	12,400	235,352
Independence Community Bank Corp.	37,665	1,470,818
International Bancshares Corp.	5,055	185,771
Irwin Financial Corp.	14,159	365,585
MAF Bancorp, Inc.	27,500	1,186,075
MBT Financial Corp.	9,000	176,670
Mercantile Bank Corp.	5,985	208,517
Nara Bankcorp, Inc.	19,000	382,850
New Century Financial Corp.	31,011	1,867,483
Oriental Financial Group, Inc.	10,824	292,897
Pacific Capital Bancorp	16,281	481,592
Santander Bancorp	2,416	60,400
Southwest Bancorp, Inc.	19,000	418,950
Texas Capital Bancshares, Inc. (b)	95,000	1,724,250
WFS Financial, Inc. (b)	1,773	82,533

		22,100,888

Beverages / Alcoholic (0.2%)
The Robert Mondavi Corp., Class A (b)	48,200	1,887,994

	Shares
	or
	Principal
	Amount	Value
Broadcasting (0.1%)
4Kids Entertainment, Inc. (b)	8,600	173,720
Radio One, Inc. (b)	66,600	947,718

		1,121,438

Building & Construction (1.9%)
Brookfield Homes Corp.	52,300	1,378,105
Chicago Bridge & Iron Co.	74,500	2,234,254
Eagle Materials, Inc.	9,900	683,100
ElkCorp	28,100	780,056
Florida Rock Industries, Inc.	30,900	1,513,791
Integrated Electrical Services, Inc. (b)	8,021	38,581
Louisiana-Pacific Corp.	41,744	1,083,257
Meritage Corp. (b)	6,300	495,180
NCI Building Systems, Inc. (b)	15,863	506,030
NVR, Inc. (b)	3,378	1,861,278
Perini Corp. (b)	5,007	71,400
Simpson Manufacturing Co., Inc.	31,000	1,959,200
Standard-Pacific Corp.	13,100	738,447
Universal Forest Products, Inc.	19,200	656,640
USG Corp. (b)	57,008	1,039,256
Washington Group International, Inc. (b)	19,700	682,014

		15,720,589

Business Services (0.5%)
Administaff, Inc. (b)	1,932	22,604
CSG Systems International, Inc. (b)	6,334	97,607
Firstmerit Corp.	61,100	1,607,236
Gevity HR, Inc.	9,467	145,602
Manpower, Inc.	10,200	453,798
NCO Group, Inc. (b)	73,615	1,983,925

		4,310,772

Chemicals (1.3%)
A. Schulman, Inc.	90,000	1,983,600
Georgia Gulf Corp.	64,774	2,888,272
IMC Global, Inc. (b)	107,400	1,867,686
Millennium Chemicals, Inc. (b)	47,900	1,015,959
Newmarket Corp. (b)	21,370	446,206
Octel Corp. (b)	25,728	546,463
Olin Corp.	60,100	1,202,000
OM Group, Inc. (b)	18,700	683,672
Terra Industries, Inc. (b)	35,248	305,248

		10,939,106

Coal (0.1%)
Alliance Resource Partners, L.P.	8,406	467,962

Commercial Services (0.2%)
Coinstar, Inc. (b)	10,500	244,650
Costar Group, Inc. (b)	21,800	1,072,342
TeleTech Holdings, Inc. (b)	22,495	212,353

		1,529,345

Communications & Media (0.6%)
Emmis Communications Corp., Class A (b)	66,000	1,191,960
R.H. Donnelley Corp. (b)	70,126	3,461,419

		4,653,379

Computer Service (1.5%)
Anteon International Corp. (b)	78,800	2,888,020
Cerner Corp. (b)	73,900	3,196,913
Digital River, Inc. (b)	22,300	664,094
Digitalnet Holdings, Inc. (b)	8,545	258,187
Earthlink, Inc. (b)	95,889	987,657
Manhattan Associates, Inc. (b)	24,900	608,058
MICROS Systems, Inc. (b)	30,880	1,546,162

	Shares
	or
	Principal
	Amount	Value
MTS Systems	19,675	418,094
RSA Security, Inc. (b)	82,900	1,599,970
SI International, Inc. (b)	12,114	265,418
Tyler Technologies, Inc. (b)	9,227	81,567

		12,514,140

Computer Software (2.0%)
Activision, Inc. (b)	32,300	448,001
Advent Software, Inc. (b)	35,200	592,416
Ansys, Inc. (b)	962	47,840
Aspen Technologies, Inc. (b)	2,046	14,302
Autodesk, Inc.	14,039	682,717
Avid Technology, Inc. (b)	99,495	4,663,330
Docucorp International, Inc. (b)	5,769	49,037
EPIQ Systems, Inc. (b)	65,820	1,025,476
FileNET Corp. (b)	23,700	413,802
Hyperion Solutions Corp. (b)	17,200	584,628
Inter-Tel, Inc.	20,000	432,400
MicroStrategy, Inc. (b)	58,300	2,395,546
Parametric Technology Corp. (b)	186,220	983,242
Scientific Games Corp. (b)	61,300	1,170,830
Shanda Interactive Entertainment Ltd. (b)	30,100	722,400
Synaptics, Inc. (b)	60,000	1,209,600
Transaction Systems Architects, Inc. (b)	16,081	298,865
Verint Systems, Inc. (b)	20,400	751,536

		16,485,968

Computer Systems (0.1%)
Agilysys, Inc.	31,439	543,581
Palmone, Inc. (b)	1,669	50,804
RadiSys Corp. (b)	11,100	154,845

		749,230

Consulting Services (0.5%)
Maximus, Inc. (b)	31,502	907,573
MemberWorks, Inc. (b)	68,984	1,810,140
PDI, Inc. (b)	15,920	429,681
Sourcecorp, Inc. (b)	8,400	185,976
The Advisory Board Co. (b)	19,800	665,280

		3,998,650

Consumer Goods & Services (1.3%)
Aaron Rents, Inc.	21,446	466,665
AptarGroup, Inc.	73,000	3,209,810
Church & Dwight Co., Inc.	113,100	3,173,586
Kellwood Co.	18,516	674,908
Matthews International Corp., Class A	66,700	2,259,796
Scotts Company (The), Class A (b)	13,400	859,610

		10,644,375

Consumer Products (0.1%)
Rayovac Corp. (b)	9,330	245,846
Yankee Candle Co., Inc. (b)	12,341	357,395

		603,241

Containers (0.3%)
Chesapeake Corp.	9,600	230,592
Crown Holdings, Inc. (b)	154,141	1,589,193
Silgan Holdings, Inc.	12,975	600,743

		2,420,528

Cosmetics (0.6%)
Alberto-Culver Co., Class B	51,000	2,217,480
Chattem, Inc. (b)	24,287	783,256
Del Laboratories, Inc. (b)	14,230	469,590
Elizabeth Arden, Inc. (b)	65,800	1,385,748

		4,856,074

	Shares
	or
	Principal
	Amount	Value
Data Processing & Reproduction (0.4%)
Acxiom Corp.	42,780	1,015,597
Fair, Issac and Co., Inc.	45,575	1,330,790
Komag, Inc. (b)	48,500	674,150
Navteq Corp. (b)	13,625	485,595

		3,506,132

Defense (0.5%)
Engineered Support Systems, Inc.	52,025	2,374,421
Mantech International Corp., Class A (b)	70,200	1,314,144

		3,688,565

Diagnostic Equipment (0.3%)
Biosite Diagnostics, Inc. (b)	22,349	1,094,207
Diagnostic Products Corp.	29,400	1,201,578

		2,295,785

Diversified Manufacturing Operations (0.6%)
Carlisle Companies, Inc.	25,500	1,630,215
Esco Technologies, Inc. (b)	5,447	369,089
Jacuzzi Brands, Inc. (b)	114,100	1,061,130
Pentair, Inc.	28,300	987,953
Teleflex, Inc.	19,600	833,000
Walter Industries, Inc.	10,590	169,652

		5,051,039

Education (0.7%)
Blackboard, Inc. (b)	49,000	840,840
Collegiate Funding Services (b)	70,000	879,200
ITT Educational Services, Inc. (b)	87,300	3,147,165
Skillsoft PLC (b)	115,900	775,371

		5,642,576

Electric Integrated (0.4%)
Centerpoint Energy, Inc.	91,856	951,628
El Paso Electric Co. (b)	10,662	171,338
PNM Resources, Inc.	39,100	880,141
WPS Resources Corp.	21,900	985,282

		2,988,389

Electrical Equipment (0.1%)
Ametek, Inc.	3,245	98,388
Kulicke & Soffa Industries, Inc. (b)	132,144	746,614

		845,002

Electronic Components (0.3%)
Amphenol Corp., Class A (b)	23,700	811,962
Arrow Electronics, Inc. (b)	43,542	983,177
Cyberoptics Corp. (b)	2,116	32,671
Richardson Electronics Ltd.	18,519	177,968
Siliconix, Inc. (b)	538	19,277
Stoneridge, Inc. (b)	19,055	268,676

		2,293,731

Electronics (1.7%)
Actel Corp. (b)	26,300	399,760
Benchmark Electronics, Inc. (b)	26,500	789,700
Brady Corp., Class A	34,600	1,687,442
Cree Research, Inc. (b)	203,700	6,218,961
Electro Scientific Industries, Inc. (b)	12,118	210,247
Hubbell, Inc.	12,700	569,341
Littlefuse, Inc. (b)	26,896	928,719
Park Electrochemical Corp.	14,539	308,227
Power Integrations, Inc. (b)	21,400	437,202
Varian Semicondutor Equipment Associates, Inc. (b)	42,000	1,297,800
WESCO International, Inc. (b)	26,328	638,454

		13,485,853

	Shares
	or
	Principal
	Amount	Value
Entertainment (0.3%)
Ameristar Casinos	2,609	78,922
Hollywood Entertainment Corp. (b)	101,535	1,002,151
Lions Gate Entertainment Corp. (b)	55,900	486,330
Multimedia Games, Inc. (b)	42,700	661,850

		2,229,253

Entertainment Software (0.4%)
Take-Two Interactive Software, Inc. (b)	70,940	2,330,379
THQ, Inc. (b)	48,416	942,175

		3,272,554

Environmental Services (0.5%)
Stericycle, Inc. (b)	94,550	4,339,845

Financial (5.5%)
Affiliated Managers Group, Inc. (b)	57,300	3,067,842
Alabama National Bankcorp	14,800	886,076
American Capital Strategies Ltd.	49,400	1,548,196
BankUnited Financial Corp. (b)	57,680	1,681,372
Central Pacific Financial Corp.	89,465	2,462,077
City National Corp.	29,256	1,900,177
Colonial Bancgroup, Inc.	88,900	1,818,005
Commercial Capital Bancorp, Inc.	27,400	621,706
Cullen/Frost Bankers, Inc.	48,509	2,254,213
Doral Financial Corp.	9,571	396,909
East-West Bancorp, Inc.	67,600	2,270,684
Financial Federal Corp. (b)	92,700	3,474,396
First Midwest Bancorp, Inc.	44,000	1,520,640
First State Bancorp	9,600	302,688
Greenhill & Co., Inc.	66,200	1,562,320
Hudson United Bancorp	10,951	403,544
Mid-State Bancshares	31,300	805,349
Nelnet, Inc. (b)	5,933	132,781
Prosperity Bancshares, Inc.	40,600	1,084,832
Southwest Bancorp of Texas, Inc.	166,400	3,351,296
Texas Regional Bancshares, Inc., Class A	100,305	3,118,482
The Chicago Mercantile Exchange	23,997	3,870,717
UCBH Holdings, Inc.	31,200	1,218,984
Webster Financial Corp.	27,800	1,373,042
Westamerica Bankcorp.	54,900	3,013,461

		44,139,789

Financial Services (1.9%)
Ace Cash Express, Inc. (b)	21,580	561,943
Advanta Corp., Class B	1,014	24,529
Bank of Hawaii Corp.	21,301	1,006,472
CompuCredit Corp. (b)	16,654	310,097
Corporate Executive Board Co.	78,200	4,788,969
Downey Financial Corp.	1,265	69,524
Factset Research Systems, Inc.	61,700	2,973,940
Interactive Data Corp. (b)	39,900	750,918
Jackson Hewitt Tax Service, Inc.	25,100	507,773
National Financial Partners Corp.	32,500	1,162,850
Piper Jaffray Companies, Inc. (b)	25,800	1,021,422
R & G Finanical Corp., Class B	27,290	1,054,759
SWS Group, Inc.	1,846	29,684
Triad Guaranty, Inc. (b)	18,901	1,048,627
Westcorp, Inc.	2,643	112,380
WSFS Financial Corp.	1,237	61,850

		15,485,737

Food & Beverage (0.4%)
AFC Enterprises, Inc. (b)	54,150	1,179,386
Chiquita Brands International, Inc. (b)	1,363	23,730

	Shares
	or
	Principal
	Amount	Value
Corn Products International, Inc.	4,545	209,525
Del Monte Foods Co. (b)	70,000	734,300
M & F Worldwide Corp. (b)	15,476	201,343
Pilgrim’s Pride Corp.	37,020	1,002,502

		3,350,786

Food Distributors, Supermarkets & Wholesalers (0.3%)
Nasch-Finch Co.	19,397	610,036
Sanderson Farms, Inc.	13,359	446,859
Seaboard Corp.	143	83,791
United Natural Foods, Inc. (b)	55,000	1,462,999

		2,603,685

Gaming / Hotels (1.0%)
Global Payment, Inc.	32,000	1,713,600
Kerzner International Ltd. (b)	41,700	1,833,549
Penn National Gaming, Inc. (b)	54,633	2,207,173
Shuffle Master, Inc. (b)	74,200	2,779,532

		8,533,854

Healthcare (4.6%)
American Healthways, Inc. (b)	138,100	4,020,091
Apria Healthcare Group, Inc. (b)	60,500	1,648,625
Beverly Enterprises, Inc. (b)	178,500	1,351,245
Charles River Laboratories International, Inc. (b)	70,016	3,206,733
Datascope Corp.	12,000	447,600
Eclipsys Corp. (b)	55,100	859,560
Haemonetics Corp. (b)	28,315	929,865
Henry Schein, Inc. (b)	14,200	884,802
IDEXX Laboratories, Inc. (b)	80,256	4,072,189
K-V Pharmaceutical Co. (b)	199,650	3,573,735
LifePoint Hospitals, Inc. (b)	48,000	1,440,480
Mentor Corp.	101,900	3,431,992
Odyssey Healthcare, Inc. (b)	234,650	4,165,037
Protein Design Labs, Inc. (b)	37,900	742,082
Respironics, Inc. (b)	42,097	2,249,664
Serologicals Corp. (b)	55,000	1,283,150
Techne Corp. (b)	18,434	703,810
VISX, Inc. (b)	122,687	2,527,352

		37,538,012

Healthcare Services (1.6%)
America Service Group, Inc. (b)	490	20,110
Amsurg Corp. (b)	200,516	4,246,928
Chemed Corp.	34,100	1,900,734
Dendrite International, Inc. (b)	218,100	3,515,772
Exponet, Inc. (b)	2,930	80,722
Omnicare, Inc.	42,900	1,216,644
PacifiCare Health Systems, Inc. (b)	25,306	928,730
Prime Medical Services, Inc. (b)	11,891	85,853
Sierra Health Services, Inc. (b)	27,511	1,318,602

		13,314,095

Home Furnishings (0.6%)
American Woodmark Corp.	8,400	311,010
Culp, Inc. (b)	6,630	48,731
Genlyte Group, Inc. (b)	9,058	583,245
Hooker Furniture Corp.	967	26,718
SCP Pool Corp.	99,700	2,665,977
Select Comfort Corp. (b)	41,000	746,200
Stanley Furniture Co., Inc.	6,478	285,032
Toro Co.	6,102	416,767

		5,083,680

Hotels & Motels (0.2%)
Orient Express Hotels Ltd.	80,000	1,307,200
Prime Hospitality Corp. (b)	19,300	234,881

	Shares
	or
	Principal
	Amount	Value
		1,542,081

Industrial / Miscellaneous (1.2%)
Actuant Corp. (b)	33,800	1,392,898
Agnico-Eagle Mines Ltd.	196,500	2,806,021
Airgas, Inc.	44,900	1,080,743
CUNO, Inc. (b)	46,700	2,696,925
Gerber Scientific, Inc. (b)	50,443	332,419
Harsco Corp.	24,500	1,100,050
Nordson Corp.	15,455	530,570

		9,939,626

Instruments-Controls (0.1%)
PerkinElmer, Inc.	70,500	1,214,010

Instruments-Scientific (0.2%)
Fisher Scientific International, Inc. (b)	23,914	1,394,904

Insurance (1.9%)
American Financial Group, Inc.	32,522	972,083
Aspen Insurance Holdings Ltd.	114,778	2,641,041
Assurant, Inc.	33,620	874,120
Brown & Brown, Inc.	26,200	1,197,340
First American Financial Corp.	10,432	321,619
HCC Insurance Holdings, Inc.	20,300	612,045
Hilb, Rogal & Hamilton Co.	44,800	1,622,656
Markel Corp. (b)	3,500	1,079,400
Max Re Capital Ltd.	50,000	1,000,000
Montpelier Re Holdings Ltd.	17,900	656,572
Proassurance Corp. (b)	36,000	1,260,720
Reinsurance Group of America, Inc.	29,100	1,198,920
UICI	43,350	1,419,279
United Fire & Casualty Co.	243	13,931
Zenith National Insurance Corp.	18,548	784,766

		15,654,492

Internet Applications Software (0.4%)
Akamai Technologies, Inc. (b)	94,300	1,324,915
Avocent Corp. (b)	20,300	528,409
Tibco Software, Inc. (b)	150,000	1,276,500

		3,129,824

Internet Content (1.5%)
Ask Jeeves, Inc. (b)	33,800	1,105,598
Autobytel, Inc. (b)	74,800	670,956
Checkfree Corp. (b)	124,785	3,452,801
CNET Networks, Inc. (b)	179,000	1,637,850
Infospace, Inc. (b)	45,500	2,156,245
Overstock.com, Inc. (b)	14,900	547,277
SINA Corp. (b)	20,800	530,192
Valueclick, Inc. (b)	44,100	416,304
Websense, Inc. (b)	38,600	1,608,462

		12,125,685

Internet Services (0.3%)
Macromedia, Inc. (b)	59,000	1,184,720
Neoforma, Inc. (b)	69,800	649,838
Riverstone Networks, Inc. (b)	1	1
United Online, Inc. (b)	23,368	224,800

		2,059,359

Leisure (0.3%)
AMC Entertainment, Inc. (b)	2,160	41,342
Brunswick Corp.	26,406	1,208,339
K2, Inc. (b)	63,700	911,547
Steinway Musical Instruments, Inc. (b)	9,346	254,211

		2,415,439

Machinery (1.4%)

	Shares
	or
	Principal
	Amount	Value
AGCO Corp. (b)	36,000	814,320
Applied Industrial Technology, Inc.	5,164	184,561
Briggs & Stratton Corp.	4,469	362,883
Cascade Corp.	6,800	188,768
Commercial Metals Co.	25,600	1,016,832
Global Power Equipment Group, Inc. (b)	14,700	108,927
JLG Industries, Inc.	130,000	2,184,000
Joy Global, Inc.	80,300	2,760,714
Lufkin Industries, Inc.	4,600	171,212
Middleby Corp.	2,958	155,739
Photon Dynamics, Inc. (b)	24,814	503,724
Wabtec Corp.	142,000	2,653,980

		11,105,660

Machinery & Capital Goods (1.2%)
Cognex Corp.	40,500	1,061,100
Cummins Engine, Inc.	14,909	1,101,626
Dionex Corp. (b)	52,800	2,888,160
Gardner Denver, Inc. (b)	229	6,314
Kaydon Corp.	33,800	972,426
Kennametal, Inc.	6,365	287,380
Roper Industries, Inc.	21,600	1,241,136
Zebra Technologies Corp. (b)	38,647	2,357,853

		9,915,995

Manufacturing (0.0%)
Penn Energineering & Manufacturing Corp.	3,196	59,510

Medical Equipment & Supplies (1.0%)
Advanced Medical Optics, Inc. (b)	25,100	993,207
Alliance Imaging, Inc. (b)	2,905	21,700
American Medical Systems Holdings, Inc. (b)	46,900	1,701,063
Angelica Corp.	8,300	206,504
LCA-Vision Inc.	40,000	1,031,600
Per-Se Technologies, Inc. (b)	93,800	1,286,936
ResMed, Inc. (b)	30,500	1,452,105
Sola International, Inc. (b)	11,277	214,827
Sybron Dental Specialties, Inc. (b)	50,772	1,507,421
Unifirst Corp.	1,757	50,250

		8,465,613

Medical Instruments (0.2%)
Conmed Corp. (b)	19,630	516,269
Young Innovations, Inc.	44,900	1,481,700

		1,997,969

Medical Products (2.3%)
Anika Therapeutics, Inc. (b)	4,899	67,606
Animas Corp. (b)	34,200	550,620
Bausch & Lomb, Inc.	5,957	395,843
Bio-Rad Laboratories, Inc., Class A (b)	26,800	1,369,480
Cantel Medical Corp. (b)	770	18,480
CNS, Inc.	2,626	28,886
Dade Behring Holdings, Inc. (b)	87,148	4,855,712
Epix Medical, Inc. (b)	82,200	1,587,282
Gen-Probe, Inc. (b)	26,300	1,048,581
ICU Medical, Inc. (b)	76,100	1,981,644
Impax Laboratories, Inc. (b)	75,000	1,152,000
Inamed Corp. (b)	48,100	2,292,927
Luminex Corp. (b)	13,500	96,255
Martek Biosciences Corp. (b)	8,200	398,848
MGI Pharma, Inc. (b)	13,400	357,646
Millipore Corp. (b)	5,186	248,150
Nutraceutical International Corp. (b)	17,730	249,816
Owens & Minor, Inc.	19,851	504,215
Priority Healthcare Corp., Series B (b)	5,691	114,674

	Shares
	or
	Principal
	Amount	Value
PSS World Medical, Inc. (b)	92,500	928,700
Telik, Inc. (b)	31,450	701,335
Vital Signs, Inc.	632	20,211

		18,968,911

Medical Providers (0.3%)
Humana, Inc. (b)	32,495	649,250
Select Medical Corp.	20,463	274,818
WellChoice, Inc. (b)	30,700	1,146,031

		2,070,099

Metals (0.6%)
Allegheny Technologies, Inc.	65,000	1,186,250
Coeur d’Alene Mines Corp. (b)	273,400	1,295,916
Glamis Gold Ltd. (b)	57,200	1,071,356
Quanex Corp.	2,317	118,816
RTI International Metals, Inc. (b)	14,100	273,117
Timken Co.	44,800	1,102,976

		5,048,431

Multi-Media (0.0%)
Sinclair Broadcast Group, Inc., Class A	8,302	60,605

Networking Products (0.1%)
Anixter International, Inc.	5,475	192,118
Hypercom Corp. (b)	77,400	571,212

		763,330

Office Equipment & Supplies (0.4%)
CompX International, Inc. (b)	2,638	42,208
Ennis Business Forms, Inc.	33,100	709,002
Global Imaging Systems, Inc. (b)	18,336	569,883
Imagistics International, Inc. (b)	10,800	362,880
United Stationers, Inc. (b)	40,700	1,766,380

		3,450,353

Oil & Gas (5.1%)
Cabot Oil & Gas Corp., Class A	32,800	1,472,720
Cal Dive International, Inc. (b)	81,288	2,895,479
Cascade Natural Gas Corp.	6,600	140,118
Cimarex Energy Co. (b)	69,604	2,431,964
Encore Acquisition Co. (b)	81,300	2,804,850
FMC Technologies, Inc. (b)	46,000	1,536,400
Frontier Oil Corp.	15,941	376,367
Giant Industries, Inc. (b)	9,277	225,431
Houston Exploration Co. (b)	6,474	384,232
Key Energy Services, Inc. (b)	101,500	1,121,575
Maverick Tube Corp. (b)	19,641	605,139
Meridian Resource Corp. (b)	174,200	1,538,186
National Fuel Gas Co.	1,445	40,937
National-Oilwell, Inc. (b)	93,452	3,070,832
Newfield Exploration Co. (b)	97,470	5,969,062
Oceaneering International, Inc. (b)	54,700	2,015,148
Offshore Logistics, Inc. (b)	83,300	2,867,186
Questar Corp.	37,500	1,718,250
St. Mary Land & Exploration Co.	66,500	2,647,365
Swift Energy Co. (b)	41,200	987,152
UGI Corp.	34,527	1,286,476
Unit Corp. (b)	54,600	1,915,368
Universal Compression Holdings, Inc. (b)	58,440	1,991,051
W-H Energy Services, Inc. (b)	73,000	1,514,750

		41,556,038

Oil & Gas Exploration Services (2.3%)
Callon Petroleum Co. (b)	10,471	132,772
Carrizo Oil & Gas, Inc. (b)	188,500	1,803,945
Clayton Williams Energy, Inc. (b)	1,043	22,351

	Shares
	or
	Principal
	Amount	Value
Dawson Geophysical (b)	2,211	46,276
Delta Petroleum Corp. (b)	53,900	702,856
Denbury Resources, Inc. (b)	66,200	1,681,480
KCS Energy, Inc. (b)	85,600	1,190,696
Patina Oil & Gas Corp.	34,000	1,005,380
Petroleum Development Corp. (b)	36,500	1,599,430
Pioneer Natural Resources Co.	22,863	788,304
Pogo Producing Co.	14,341	680,480
Quicksilver Resources, Inc. (b)	83,800	2,737,747
Remington Oil & Gas Corp. (b)	9,557	250,871
RPC, Inc.	1,263	22,582
Seacor Holdings, Inc. (b)	3,860	180,455
Southwestern Energy Co. (b)	63,200	2,653,769
Tesoro Petroleum Corp. (b)	10,305	304,307
Veritas DGC, Inc. (b)	74,543	1,698,090
Vintage Petroleum, Inc.	18,430	369,890
Western Gas Resources, Inc.	39,400	1,126,446

		18,998,127

Paper & Related Products (0.4%)
Glatfelter Co.	180,800	2,240,112
Potlatch Corp.	12,792	598,794
Rayonier, Inc.	4,796	216,971

		3,055,877

Pharmaceuticals (1.3%)
Andrx Group (b)	5,335	119,291
Angiotech Pharmaceuticals, Inc. (b)	47,100	954,717
Atherogenics, Inc. (b)	18,600	612,870
Caraco Pharmaceutical Laboritories, Ltd. (b)	2,732	21,036
Corixa Corp. (b)	22,100	91,936
Dendreon Corp. (b)	24,900	209,409
Encysive Pharmaceuticals, Inc. (b)	28,000	252,840
Enzon Pharmaceuticals, Inc. (b)	22,600	360,470
Eyetech Pharmeuticals, Inc. (b)	7,800	265,122
Kos Pharmaceuticals, Inc. (b)	24,154	860,124
Mannatech, Inc.	4,502	63,118
Medicis Pharmaceutical Corp., Class A	35,500	1,385,920
Neighborcare, Inc . (b)	42,500	1,077,375
Noven Pharmaceuticals, Inc. (b)	48,700	1,014,908
NPS Pharmaceuticals, Inc. (b)	12,900	280,962
Par Pharmaceutical Cos., Inc. (b)	20,900	750,937
Perrigo Co.	32,654	671,040
Sciclone Pharmaceuticals, Inc. (b)	23,200	82,592
SuperGen, Inc. (b)	14,100	87,138
Taro Pharmaceuticals USA, Inc. (b)	56,300	1,316,294

		10,478,099

Printing (0.3%)
Consolidated Graphics, Inc. (b)	14,631	613,039
Proquest Co. (b)	32,600	837,820
TransAct Technologies, Inc. (b)	26,300	679,855

		2,130,714

Quarrying (0.2%)
Compass Minerals International, Inc.	85,000	1,887,000

Real Estate Investment Trust (1.8%)
American Financial Realty Trust	121,500	1,714,365
Ashford Hospitality Trust, Inc.	178,800	1,680,720
Associated Estates Realty Corp.	54,002	539,480
Biomed Realty Trust, Inc.	57,750	1,015,823
CBL & Associates Properties, Inc.	40,852	2,489,929
Developers Diversified Realty Corp.	29,500	1,154,925
Equity Inns, Inc.	23,500	232,180
Felcor Lodging Trust, Inc. (b)	31,916	360,970

	Shares
	or
	Principal
	Amount	Value
Friedman, Billings, Ramsey Group, Inc., Class A	82,680	1,579,188
InnKeepers USA Trust	65,500	814,820
Nationwide Health Properties, Inc.	70,500	1,462,875
Saxon Capital, Inc. (b)	51,900	1,115,850
Winston Hotels, Inc.	19,800	211,860

		14,372,985

Recreation (0.4%)
WMS Industries, Inc. (b)	119,700	3,075,093

Recreational Vehicles (0.1%)
Monaco Coach Corp.	5,105	110,523
Winnebago Industries, Inc.	27,100	938,744

		1,049,267

Resorts/Theme Parks (0.4%)
Bluegreen Corp. (b)	2,539	28,259
Vail Resorts, Inc. (b)	172,311	3,113,660

		3,141,919

Restaurants (1.6%)
CEC Entertainment, Inc. (b)	27,100	995,925
CKE Restaurants, Inc. (b)	91,173	1,007,462
Dave & Buster’s, Inc. (b)	13,058	247,841
IHOP Corp.	24,100	920,861
Jack In the Box, Inc. (b)	41,298	1,310,386
Lone Star Steakhouse & Saloon, Inc.	4,735	122,305
P.F. Chang’s China Bistro, Inc. (b)	28,900	1,401,361
Panera Bread Co. (b)	40,700	1,527,878
Ruby Tuesday, Inc.	71,700	1,998,279
Sonic Corp. (b)	81,700	2,093,970
Steak ‘n Shake Co. (b)	65,900	1,125,572

		12,751,840

Retail (4.8%)
7-ELEVEN, Inc. (b)	6,583	131,528
Abercrombie & Fitch Co.	11,200	352,800
AC Moore Arts & Crafts, Inc. (b)	45,000	1,112,850
AnnTaylor Stores Corp. (b)	28,200	659,880
Barnes & Noble, Inc. (b)	29,855	1,104,635
Big 5 Sporting Goods Corp. (b)	66,800	1,523,040
BJ’s Restaurants, Inc. (b)	47,700	756,999
Blockbuster, Inc.	29,702	225,438
Blue Nile, Inc. (b)	25,500	858,840
Brookstone, Inc. (b)	33,900	640,371
Carter’s Inc. (b)	52,100	1,442,649
Casual Male Retail Group, Inc. (b)	67,400	353,176
Charming Shoppes, Inc. (b)	8,689	61,866
Christopher & Banks Corp.	28,000	448,280
Claire’s Stores, Inc.	12,281	307,516
Deckers Outdoor Corp. (b)	6,490	220,660
Dress Barn, Inc. (b)	6,021	105,066
EZCorp, Inc. (b)	10,296	89,586
Finlay Enterprises, Inc. (b)	1,674	32,559
Fossil, Inc. (b)	152,800	4,727,632
Fred’s Inc.	29,900	537,004
Genesco, Inc. (b)	64,662	1,522,790
Guitar Center, Inc. (b)	58,500	2,533,050
Hancock Fabrics, Inc.	36,900	442,062
J. Jill Group, Inc. (b)	53,300	1,058,005
Jos. A. Bank Clothiers, Inc. (b)	30,313	839,064
Linen ‘n Things, Inc. (b)	24,000	556,080
Mothers Work, Inc. (b)	4,500	65,250
Movado Group, Inc.	18,379	312,443
Oxford Industries, Inc.	13,200	491,700
Pacific Sunwear of California, Inc. (b)	62,500	1,315,625

	Shares
	or
	Principal
	Amount	Value
Pantry, Inc. (b)	14,145	356,030
Petco Animal Supplies, Inc. (b)	76,850	2,509,921
Ralcorp Holding, Inc. (b)	35,000	1,263,500
Rent-A-Center, Inc. (b)	38,341	991,498
Rite Aid Corp. (b)	14,360	50,547
School Specialty, Inc. (b)	36,700	1,446,347
Smart & Final, Inc. (b)	10,638	178,293
Stage Store, Inc. (b)	28,893	988,718
Stein Mart, Inc. (b)	15,376	234,023
Tractor Supply Co. (b)	57,600	1,810,944
Trans World Entertainment Corp. (b)	43,222	422,279
Tuesday Morning Corp. (b)	93,100	2,878,652
Zale Corp. (b)	44,571	1,252,445

		39,211,641

Schools (0.7%)
Bright Horizons Family Solutions, Inc. (b)	17,900	971,791
Laureate Education, Inc. (b)	20,100	748,122
Strayer Education, Inc.	24,000	2,760,240
Universal Technical Institute, Inc. (b)	45,100	1,361,118

		5,841,271

Security Services (0.1%)
Brinks, (The) Co.	1,384	41,755
Checkpoint Systems, Inc. (b)	15,038	234,142
Integrated Alarm Services Group, Inc. (b)	121,500	499,365

		775,262

Semiconductor Equipment (0.9%)
ADE Corp. (b)	10,418	177,471
Atmel Corp. (b)	207,652	751,700
Atmi, Inc. (b)	30,495	624,538
August Technology Corp. (b)	61,100	419,757
Axcelis Technologies, Inc. (b)	159,200	1,318,176
Photronics, Inc. (b)	30,497	506,860
Sigmatel, Inc. (b)	123,999	2,630,019
SIPEX Corp. (b)	27,500	144,375
Standard Microsystems Corp. (b)	44,177	773,539

		7,346,435

Semiconductors (0.7%)
Cymer, Inc. (b)	63,500	1,819,910
Integrated Circuit Systems, Inc. (b)	17,200	369,800
MEMC Electronic Materials, Inc. (b)	20,208	171,364
Microsemi Corp. (b)	37,400	527,340
Silicon Image, Inc. (b)	100,000	1,264,000
Skyworks Solutions, Inc. (b)	133,000	1,263,500

		5,415,914

Steel (0.3%)
Lone Star Technologies, Inc. (b)	6,421	242,714
NS Group, Inc. (b)	17,336	320,716
Olympic Steel, Inc. (b)	26,399	498,941
Oregon Steel Mills, Inc. (b)	3,787	62,978
Reliance Steel & Aluminum Co.	15,743	624,997
Shiloh Industries, Inc. (b)	7,736	107,530
Steel Dynamics, Inc.	9,719	375,348
Steel Technologies, Inc.	13,219	338,631

		2,571,855

Technology (0.9%)
Avnet, Inc. (b)	29,987	513,377
Black Box Corp.	19,300	713,135
CACI International, Inc., Class A (b)	23,300	1,229,774
Electronics For Imaging, Inc. (b)	90,500	1,469,720
Ingram Micro, Inc. (b)	66,388	1,068,847

	Shares
	or
	Principal
	Amount	Value
Intergraph Corp. (b)	67,341	1,829,655
Progress Software Corp. (b)	18,380	365,762
Tech Data Corp. (b)	5,066	195,294
Tessco Technologies, Inc. (b)	10,675	119,347

		7,504,911

Telecommunication Equipment (1.2%)
Andrew Corp. (b)	111,602	1,366,008
C-Cor.Net Corp. (b)	114,783	969,916
Commscope, Inc. (b)	55,231	1,192,990
Digi International, Inc. (b)	3,708	42,382
Ditech Communications Corp. (b)	60,000	1,343,400
Harris Corp.	25,264	1,388,004
NMS Communications Corp. (b)	230,000	1,122,400
Plantronics, Inc.	36,500	1,578,261
UTStarcom, Inc. (b)	21,800	351,198
West Corp. (b)	1,165	33,936

		9,388,495

Telecommunication Services (1.3%)
Arch Wireless, Inc., Class A (b)	16,600	476,918
Aspect Communications Corp. (b)	54,808	544,243
Commonwealth Telephone Enterprises, Inc. (b)	12,834	558,921
IDT Corp. (b)	32,100	482,463
Jamdat Mobile, Inc. (b)	32,900	759,003
Metrocall Holdings, Inc. (b)	2,632	170,685
NII Holdings, Inc. (b)	47,000	1,936,870
PTEK Holdings, Inc. (b)	202,358	1,734,208
SpectraSite, Inc. (b)	80,200	3,729,300
Talk America Holdings, Inc. (b)	46,178	241,511

		10,634,122

Tire & Rubber (0.3%)
Cooper Tire & Rubber Co.	108,300	2,184,411
Goodyear Tire & Rubber Co. (b)	29,231	313,941

		2,498,352

Tobacco (0.0%)
Standard Commercial Corp.	5,700	89,775

Tools (0.1%)
The Stanley Works	23,246	988,652

Toys (0.1%)
Jakks Pacific, Inc. (b)	17,842	410,366
RC2 Corp. (b)	1,389	45,698

		456,064

Transportation (1.7%)
Arkansas Best Corp.	5,124	187,641
EGL, Inc. (b)	9,636	291,585
Forward Air Corp. (b)	4,482	179,370
Frontier Airlines, Inc. (b)	7,196	55,265
Heartland Express, Inc.	15,611	288,023
J.B. Hunt Transport Services, Inc.	85,800	3,186,612
Kansas City Southern Industries, Inc. (b)	142,771	2,165,836
Kirby Corp. (b)	44,942	1,804,421
Knight Transportation, Inc. (b)	11,659	249,736
Landstar System, Inc. (b)	35,700	2,094,876
Pacer International, Inc. (b)	35,800	587,120
RailAmerica, Inc. (b)	9,200	101,660
SCS Transportation, Inc. (b)	13,300	251,902
SkyWest, Inc.	13,102	197,185
USF Corp.	6,093	218,678
UTI Worldwide, Inc.	32,500	1,911,325
Yellow Roadway Corp. (b)	10,274	481,748

		14,252,983

	Shares
	or
	Principal
	Amount	Value
Travel Services (0.1%)
Ambassadors Group, Inc.	697	18,819
Navigant International, Inc. (b)	1,258	20,543
Pegasus Solutions, Inc. (b)	89,800	1,070,416

		1,109,778

Utilities (1.2%)
AGL Resources, Inc.	14,950	460,012
Arch Coal, Inc.	47,500	1,685,775
Artesyn Technologies, Inc. (b)	34,600	345,308
California Water Service Group	6,400	187,968
Peabody Energy Corp.	15,600	928,200
UniSource Energy Corp.	34,162	831,845
Waste Connections, Inc. (b)	40,350	1,278,288
Westar Energy, Inc.	129,300	2,611,859
Wisconsin Energy Corp.	56,900	1,815,110

		10,144,365

Veterinary Diagnostics (0.6%)
VCA Antech, Inc. (b)	231,300	4,771,719

Waste Disposal (0.1%)
Darling International, Inc. (b)	4,678	20,162
Metal Management, Inc. (b)	26,199	476,298

		496,460

Water Treatments (0.0%)
Ionics, Inc. (b)	7,200	194,400

Wholesale Distribution (0.3%)
Amb Property Corp.	42,100	1,558,542
Beacon Roofing Supply, Inc. (b)	35,200	577,280
Handleman Co.	7,100	145,266

		2,281,088

		687,726,417

Total Common Stocks		793,698,936

Corporate Bonds (0.0%)
United States (0.0%)
Money Market Fund (0.0%)
Federated Prime Obligation,	92,666	92,666

1.26%, 05/01/42
Wholesale Distribution (0.0%)
Timco Aviation Services, Inc.,	252	0

8.00%, 01/02/07
Total Corporate Bonds		92,666

MUTUAL FUND (0.1%)
Nasdaq Biotech Index	16,000	1,120,000

Total Mutual Fund		1,120,000

TREASURY BILLS (0.3%)
US Treasury Bills (0.3%)
1.61%, 10/21/04	1,511,000	1,509,694
1.59%, 10/28/04	1,151,000	1,149,684

Total Treasury Bills		2,659,378

Repurchase Agreement (2.0%)
Nomura Securities, 1.80%, dated 9/30/04, due 10/1/04, repurchase price $15,403,694 (Fully collateralized by U.S. Agency Securities)	15,402,924	15,402,924

	Shares
	or
	Principal
	Amount	Value
UBS Finance, 1.88%, dated 9/30/04 , due 10/01/04, repurchase price $551,029 (Fully Collaterized by AA Rated Corporate Bonds)	551,000	551,000

Total Repurchase Agreement		15,953,924

Short-Term Securities Held as Collateral for Securities Lending (18.1%)
Pool of various securities for Gartmore	$147,994,829	147,994,829

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		147,994,829

Total Investments (Cost $851,607,980) (a) - 117.8%		961,519,733
Other assets in excess of liabilities — (17.8)%		(145,223,734)

NET ASSETS - 100.0%		$816,295,999

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR GDR	American Depositary Receipt Global Depositary Receipt

Gartmore Variable Insurance Trust
 Gartmore GVIT Nationwide Leaders Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (99.4%)
Banking (4.0%)
Wachovia Corp.	7,200	$338,040

Coal (4.3%)
Peabody Energy Corp.	6,094	362,593

Computer Equipment (4.5%)
Dell, Inc. (b)	4,700	167,320
International Business Machines Corp.	2,500	214,350

		381,670

Computer Networks (2.5%)
Cisco Systems, Inc. (b)	11,700	211,770

Computer Software & Services (3.3%)
Microsoft Corp.	10,200	282,030

Electric (3.0%)
TXU Corp.	5,400	258,768

Financial Services (12.1%)
CIT Group, Inc.	9,410	351,840
Countrywide Financial Corp.	7,160	282,032
Goldman Sachs Group, Inc.	4,300	400,932

		1,034,804

Food & Beverages (2.1%)
Kraft Foods, Inc., Class A	5,600	177,632

Hospitals (1.9%)
Triad Hospitals, Inc. (b)	4,700	161,868

Hotels/Motels (5.0%)
Starwood Hotels & Resorts	9,250	429,385

Manufacturing (10.0%)
General Electric Co.	9,300	312,294
Ingersoll-Rand Co., Class A	4,866	330,742
Tyco International Ltd.	6,800	208,488

		851,524

Metals (8.6%)
Alcoa, Inc.	10,613	356,491
Phelps Dodge Corp.	4,100	377,323

		733,814

Oil & Gas (14.4%)
Apache Corp.	7,058	353,676
BJ Services Co.	7,348	385,109
ConocoPhillips	3,292	272,742
GlobalSantaFe Corp.	6,800	208,420

		1,219,947

Pharmaceuticals (5.3%)
Shire Pharmaceuticals Group PLC ADR-GB	6,728	192,757
Valeant Pharmaceuticals International	10,782	260,062

		452,819

	Shares
	or
	Principal
	Amount	Value
Retail (5.0%)
Kohl’s Corp. (b)	2,700	130,113
Wal-Mart Stores, Inc.	5,595	297,654

		427,767

Steel (2.2%)
International Steel Group, Inc. (b)	5,600	188,720

Transportation (6.0%)
J.B. Hunt Transport Services, Inc.	9,026	335,226
Knight Transportation, Inc. (b)	8,400	179,928

		515,154

Travel (5.2%)
Royal Caribbean Cruises Ltd.	10,134	441,842

Total Common Stocks		8,470,147

Repurchase Agreement (0.3%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $27,397 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$27,396	27,396

Total Repurchase Agreement		27,396

Total Investments (Cost $7,590,579) (a) - 99.7%		8,497,543
Other assets in excess of liabilities - 0.3%		28,536

NET ASSETS - 100.0%		$8,526,079

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
GB	United Kingdom

Gartmore Variable Insurance Trust
 Gartmore GVIT Emerging Markets Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Shares	Value
Common Stocks (92.0%)
Argentina (0.5%)
Steel (0.5%)
Tenaris SA	8,800	$401,192

Brazil (9.4%)
Banking (1.4%)
Banco Itau Holding Financeira SA ADR	13,500	749,250
Uniao de Bancos Brasileiros SA GDR	15,900	385,257

		1,134,507

Beverages (0.6%)
Companhia de Bebidas das Americas ADR	21,500	481,600

Electric Utility (1.4%)
Companhia Energetica de Minas Gerais	52,322,100	1,116,351

Oil & Gas (3.2%)
Petroleo Brasileiro SA ADR	46,119	1,472,118
Petroleo Brasileiro SA ADR	27,696	976,284

		2,448,402

Paper Products (1.4%)
Klabin SA	674,000	1,122,155

Steel (0.6%)
Gerdau SA ADR	28,920	472,842

Telecommunications (0.8%)
Tele Norte Leste Participacoes SA ADR	47,100	623,133

		7,398,990

Chile (0.8%)
Retail Stores (0.8%)
Cencosud SA (b)	30,500	659,157

China (2.8%)
Coal Mining (1.0%)
Yanzhou Coal Mining Co. Ltd.	604,000	782,561

Financial Services (0.8%)
Ping An Insurance (Group) Co. of China Ltd. (b)	457,000	671,020

Oil & Gas (1.0%)
CNOOC Ltd.	1,489,500	778,873

		2,232,454

Hong Kong (3.1%)
Agriculture (1.0%)
Global Bio-ChemTechnology Group Co. Ltd.	1,044,000	797,029

Coal (1.2%)

	Shares	Value
China Resources Power Holdings Co.	1,546,000	886,986

Semiconductor Comp - Integrated Circuits (0.8%)
Solomon Systech International Ltd.	2,576,000	668,936

Software & Computer Services (0.1%)
Lenovo Group Ltd.	252,000	84,969

		2,437,920

India (0.6%)
Financial Services (0.6%)
ICICI Bank Ltd. ADR	35,376	488,189

Indonesia (2.8%)
Banking (1.0%)
PT Bank Mandiri	4,885,000	774,713

Coal Mining (1.4%)
PT Bumi Resources (b)	13,266,500	1,086,658

Telecommunications (0.4%)
PT Telekomunikasi Indonesia	735,000	333,514

		2,194,885

Israel (1.7%)
Electronic Measuring Instruction (0.6%)
Orbotech Ltd. (b)	28,800	503,712

Software & Computer Services (1.1%)
Retalix Ltd. (b)	44,900	814,935

		1,318,647

Korea (20.0%)
Airlines (1.2%)
Korean Air	69,800	954,310

Automobile (0.8%)
Ssangyong Motor Co. (b)	85,500	603,322

Banking (1.1%)
Hana Bank	36,810	877,005

Construction (0.7%)
Hyundai Development Co.	53,100	577,955

Electronics (8.4%)
KH Vatec Co. Ltd.	24,580	579,847
LG Electronics, Inc. (b)	24,500	1,406,885
Samsung Electro-Mechanics	26,400	675,776
Samsung Electronics GDR (e)	30,800	4,004,001

		6,666,509

Financial Services (1.8%)
Daishin Securities Co.	69,000	521,403
Woori Finance Holdings Co. Ltd.	121,470	863,840

		1,385,243

Retail (0.9%)
Shinsegae Department Store Co.	2,700	717,976

Steel (1.6%)
Dongkuk Steel Mill Co.	41,700	448,638

	Shares	Value
INI Steel Co.	71,200	790,742

		1,239,380

Telecommunications (1.7%)
SK Telecom Co. Ltd.	7,100	138,095
SK Telecom Co. Ltd.	8,010	1,222,612

		1,360,707

Tobacco (0.9%)
KT&G Corp.	27,400	724,559

Transportation-Marine (0.9%)
Hanjin Shipping Co. Ltd.	42,500	722,281

		15,829,247

Malaysia (5.9%)
Banking (2.1%)
CIMB Berhad	541,200	703,901
Public Bank Berhad	525,000	980,187

		1,684,088

Electric Utility (1.0%)
Tenega Nasional Berhad	270,000	781,579

Telecommunications (2.0%)
Maxis Communications Berhad	265,000	592,921
Telekom Malaysia Berhad	344,600	1,015,773

		1,608,694

Transportation-Marine (0.8%)
Malaysia International Shipping Corp. Berhad	183,500	613,091

		4,687,452

Mexico (7.7%)
Beverages (0.8%)
Coca-Cola Femsa SA de CV	31,500	613,620

Diversified Operations (0.9%)
Grupo Carso SA de CV	152,700	700,391

Financial Services (1.4%)
Grupo Financiero Banorte SA de CV	233,200	1,097,231

Real Estate (0.9%)
Urbi, Desarrolloas Urbanos SA de CV (b)	193,100	706,185

Retail (1.2%)
Organizacion Soriana SA de CV	128,530	417,067
Wal-Mart de Mexico SA de CV	162,500	550,812

		967,879

Telecommunications (1.7%)
America Movil SA de CV ADR (b)	35,917	1,401,840

Television (0.8%)
TV Azteca SA de CV ADR	59,700	604,164

		6,091,310

Poland (1.6%)
Banking (1.2%)
Bank Pekao SA	28,000	959,114

Real Estate Development (0.4%)
Globe Trade Centre SA (b)	7,900	282,091

		1,241,205

	Shares	Value
Russia (5.9%)
Oil & Gas (4.5%)
Lukoil ADR	10,800	1,348,418
OAO Gazprom ADR	24,500	876,870
Surgutneftgaz ADR	36,468	1,316,859

		3,542,147

Telecommunications (1.4%)
AO VimpelCom ADR (b)	6,600	718,080
Golden Telecom, Inc.	13,500	385,155

		1,103,235

		4,645,382

South Africa (10.7%)
Banking (2.2%)
ABSA Group Ltd.	113,573	1,141,869
African Bank Investments Ltd.	322,200	646,200

		1,788,069

Forest Products (1.0%)
Sappi Ltd. (b)	56,100	795,533

Insurance (0.6%)
Sanlam Ltd.	262,500	444,324

Metals & Mining (2.5%)
Anglo American PLC	87,700	2,093,225

Mining (1.1%)
Impala Platinum Holdings Ltd.	10,399	836,156

Oil & Gas (1.5%)
Sasol Ltd.	61,631	1,146,696

Retail (1.8%)
Lewis Group Ltd. (b)	157,500	681,081
Massmart Holdings Ltd.	117,600	711,957

		1,393,038

		8,497,041

Taiwan (11.1%)
Banking (1.4%)
Bank of Kaohsiung	727,500	501,681
Taishin Financial Holdings Co. Ltd.	740,995	597,800

		1,099,481

Chemicals (0.8%)
Formosa Chemicals & Fibre Corp.	390,000	671,398

Electronics (1.6%)
Ichia Technologies, Inc. (b)	475,378	770,353
Yageo Corp. (b)	1,235,000	463,463

		1,233,816

Financial Services (0.8%)
Cathay Financial Holding Co. Ltd.	345,000	650,234

Semiconductors (2.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,285,671	1,632,283
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,738	112,370

		1,744,653

Software & Computer Services (0.8%)

	Shares	Value
Accton Technology Corp. (b)	1,463,000	627,688

Steel (0.8%)
China Steel Corp.	595,000	604,469

Telecommunications (1.2%)
China Telecom Corp. Ltd.	2,980,000	964,039

Textiles (1.5%)
Far Eastern Textile Co. Ltd.	1,769,359	1,204,107

		8,799,885

Thailand (4.9%)
Airlines (0.9%)
Thai Airways International Public Co. Ltd.	573,600	674,948

Chemicals (0.9%)
Aromatics (Thailand) Public Co. Ltd. (b)	483,800	747,962

Electric Utility (0.6%)
Ratchaburi Electricity Generating Holding Public Co. Ltd.	528,400	478,637

Financial Services (1.3%)
Siam Commercial Bank Public Co. Ltd. (c)	320,100	343,878
Tisco Finance Public Co. Ltd.	1,261,400	725,650

		1,069,528

Telecommunications (1.2%)
Shin Corporation Public Co. Ltd.	1,004,700	915,990

		3,887,065

Turkey (2.5%)
Automotive (1.1%)
Ford Otomotiv Sanayii AS	111,543,700	874,271

Banking (1.4%)
Denizbank AS (b)	98,871,000	188,810
Turkiye Garanti Bankasi AS (b)	271,054,499	909,217

		1,098,027

		1,972,298

Total Common Stocks		72,782,319

Participation Notes (5.8%)
India (5.8%)
Banking (0.1%)
ICICI Bank Ltd. (d)	16,300	101,386

Chemicals (1.0%)
Indian Petrochemicals Corp. Ltd. (d)	168,100	756,450

Data Processing & Reproduction (0.7%)
Satyam Computer Services Ltd. (d)	63,300	520,326

Engineering Services (1.0%)
Larsen & Toubro Ltd. (d)	40,700	757,427

Financial Services (0.7%)
Union Bank of India Ltd. (d)	353,700	565,920

	Shares	Value
Oil & Gas (1.4%)
Oil & Natural Gas Corp. Ltd. (d)	73,700	1,200,573

Tobacco (0.9%)
ITC Ltd. (b) (d)	28,400	702,048

Total Participation Notes		4,604,130

Repurchase Agreement (2.1%)
Nomura Securities, 1.80% dated 09/30/04, due 10/01/04, repurchase price $1,643,332 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	1,643,250	1,643,250

Total Repurchase Agreement		1,643,250

Warrant (0.3%)
Thailand (0.3%)
Banking (0.3%)
Kiatnakin Finance Public Co. Ltd.	617,900	211,718

Total Warrant		211,718

Short-Term Securities Held as Collateral for Securities Lending (1.9%)
Pool of various securities for Gartmore	$1,485,700	1,485,700

Variable Insurance Trust Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		1,485,700

Total Investments (Cost $75,714,678) (a) - 102.1%		80,727,117
Liabilities in excess of other assets - (2.1)%		(1,673,680)

NET ASSETS - 100.0%		$79,053,437

(a)	See Notes to Statements of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Foreign Shares.

(d)	Fair Valued Security

(e)	Preferred Stock

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At September 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Long
Hong Kong Dollar	10/04/04	5,250	5,252	2
South African Rand	10/04/04	219,468	217,849	(1,619)
South African Rand	10/06/04	11,918	11,838	(80)

Total Long Contracts		$236,636	$234,939	$(1,697)

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short
Israeli Shekel	10/04/04	358,539	358,819	(280)
South African Rand	10/04/04	298,744	295,823	2,921
South African Rand	10/05/04	148,557	147,654	903

Total Short Contracts		$805,840	$802,296	$3,544

Gartmore Variable Insurance Trust
 Gartmore GVIT International Growth Fund
 Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (94.7%)
Australia (1.9%)
Coal (0.6%)
Excel Coal Ltd. (b)	24,857	$69,320

Minerals (1.3%)
BHP Billiton Ltd.	14,773	152,869

		222,189

Austria (0.5%)
Oil & Gas (0.5%)
OMV AG	268	61,890

Belgium (0.6%)
Banking (0.6%)
Fortis	3,145	75,030

Brazil (2.3%)
Mining (2.3%)
Companhia Vale de Rio Doce ADR (b)	14,145	272,291

Canada (2.8%)
Oil & Gas (2.8%)
Encana Corp.	2,329	107,382
Petro-Canada	1,530	79,477
Suncor Energy, Inc.	4,671	149,112

		335,971

China (1.5%)
Mining (1.5%)
Yanzhou Coal Mining Co. Ltd.	136,000	176,206

Finland (0.6%)
Oil & Gas (0.6%)
Fortum Oyj	5,254	73,597

France (6.4%)
Automotive (0.5%)
Renault SA	734	60,097

Banking (2.5%)
BNP Paribas SA	1,793	116,085
Credit Agricole SA	3,311	90,578
Societe Generale	1,104	97,984

		304,647

Beverages (0.9%)
Pernod - Richard SA	811	107,931

Health & Personal Care (0.7%)
Sanofi-Aventis SA	1,193	86,790

Oil & Gas (1.8%)
Total SA	1,035	211,384

		770,849

Germany (6.8%)
Chemicals (1.5%)

	Shares
	or
	Principal
	Amount	Value
BASF AG	3,111	183,011

Computer Software & Services (1.2%)
SAP AG	890	138,707

Electric (1.7%)
E. ON AG	2,864	211,075

Gas & Electric Utility (0.9%)
RWE AG	2,249	107,408

Manufacturing (1.0%)
Siemens AG	1,625	119,465

Telecommunications (0.5%)
Deutsche Telekom AG (b)	3,261	60,584

		820,250

Hong Kong (2.9%)
Real Estate (2.9%)
New World Development Co. Ltd.	84,000	79,113
Sun Hung Kai Properties Ltd.	28,000	263,893

		343,006

Italy (4.0%)
Banking (1.1%)
Banca Intesa S.p.A.	35,045	133,579

Oil & Gas (1.9%)
ENI SpA	9,855	221,185

Public Thoroughfares (1.0%)
Autostrade SpA	5,623	120,619

		475,383

Japan (16.4%)
Automotive (2.0%)
Honda Motor Co. Ltd.	1,400	67,901
Toyota Motor Corp.	4,600	175,202

		243,103

Building & Construction (0.8%)
Daiwa House Industry Co. Ltd.	10,000	97,691

Chemicals (0.9%)
Asahi Kasei Corp.	13,000	56,226
Shin-Etsu Chemical Co. Ltd.	1,600	57,541

		113,767

Electronics (0.4%)
Canon, Inc.	1,100	51,726

Financial Services (5.6%)
Credit Saison Co. Ltd.	5,100	157,298
Mitsubishi Tokyo Financial Group, Inc.	22	182,981
Orix Corp.	1,100	112,507
Promise Co. Ltd.	1,700	111,284
Sumitomo Mitsui Financial Group, Inc.	16	91,444

		655,514

Import/Export (0.6%)
Mitsubishi Corp.	6,900	74,574

Insurance (0.9%)
Millea Holdings, Inc.	8	103,074

Mining (1.0%)
Sumitomo Metal & Mining Co. Ltd.	17,000	117,966

Pharmaceuticals (0.8%)
Takeda Chemical Industries Ltd.	2,200	99,977

Real Estate (1.8%)
Mitsui Fudosan Co. Ltd.	21,000	218,354

Steel (0.5%)
Nippon Steel Corp.	26,000	61,877

	Shares
	or
	Principal
	Amount	Value
Transportation (0.5%)
West Japan Railway Co.	14	54,695

Transportation-Marine (0.6%)
Nippon Yusen Kabushiki Kaisha	15,000	77,545

		1,969,863

Netherlands (3.3%)
Food (0.7%)
Koninlijke Numico NV (b)	2,693	85,939

Insurance (0.7%)
ING Groep NV	3,476	87,903

Oil & Gas (1.9%)
Royal Dutch Petroleum Co.	4,340	223,858

		397,700

Norway (4.6%)
Chemicals (1.8%)
Yara International ASA (b)	20,600	218,807

Oil & Gas (1.6%)
Norsk Hydro ASA	2,559	186,716

Oil - Field Services (1.2%)
Stolt Offshore SA (b)	30,207	147,751

		553,274

Portugal (1.5%)
Telecommunications (1.5%)
Portugal Telecom, SGPS, SA	15,939	175,852

Spain (0.9%)
Telecommunications (0.9%)
Telefonica SA	7,492	112,425

Television (0.0%)
Antena 3 Television SA (b)	23	1,372

		113,797

Switzerland (6.2%)
Banking (1.2%)
UBS AG	2,069	145,801

Building Products (0.9%)
Holcim Ltd.	2,061	108,910

Engineering (0.7%)
ABB Ltd. (b)	13,327	81,380

Food-Diversified (0.3%)
Nestle SA	142	32,595

Pharmaceuticals (3.0%)
Novartis AG	5,228	244,023
Roche Holding AG	1,104	114,354

		358,377

Telecommunications (0.1%)
LM Ericsson, Class B (b)	4,206	13,125

		740,188

United Kingdom (31.5%)
Aerospace & Defense (1.2%)
Rolls-Royce Group PLC	31,400	144,127

Banking (4.7%)
HSBC Holdings PLC	16,066	255,149
Lloyds TSB Group PLC	19,389	150,924
Royal Bank of Scotland Group PLC	5,656	163,413

		569,486

Beverages (1.0%)
Diageo PLC	4,405	55,004

	Shares
	or
	Principal
	Amount	Value
SABMiller PLC	4,530	59,849

		114,853

Building & Construction (2.9%)
CRH PLC	8,549	202,882
Westbury PLC	20,070	148,978

		351,860

Cruise Lines (0.9%)
Carnival PLC	2,111	104,106

Gas & Electric Utility (3.7%)
Centrica PLC	13,357	60,762
International Power PLC (b)	54,501	143,137
Scottish Power PLC	31,181	238,506

		442,405

Hotels & Motels (0.5%)
Hilton Group PLC	11,807	59,170

Household Products (0.9%)
Reckitt Benckiser PLC	4,268	104,633

Metals (2.8%)
Rio Tinto PLC	7,489	201,285
Vedanta Resources PLC	20,123	131,327

		332,612

Mining (1.2%)
Anglo American PLC	5,964	143,286

Oil & Gas (4.2%)
BP PLC	42,170	402,427
Shell Transport & Trading Co. PLC	15,249	111,905

		514,332

Pharmaceuticals (2.5%)
AstraZeneca PLC	3,587	146,443
GlaxoSmithKline PLC	7,368	158,957

		305,400

Retail (0.8%)
GUS PLC	5,837	95,144

Telecommunications (1.7%)
Vodafone Group PLC	85,577	205,230

Transportation (1.5%)
Peninsular & Oriental Steam Navigation Co.	36,840	175,279

Water Utility (1.0%)
United Utilities PLC	11,349	114,093

		3,776,016

Total Common Stocks		11,353,352

REPURCHASE AGREEMENT (4.2%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $502,601 (Fully collateralized by AA Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	$502,576	502,576
Total Repurchase Agreement		502,576

Total Investments (Cost $11,283,322) (a) - 98.9%		11,855,928
Other assets in excess of liabilities - 1.1%		126,724

NET ASSETS - 100.0%		$11,982,652

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

At September 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Japanese Yen	10/04/04	$60,776	$61,181	$(405)
British Pound	10/04/04	123,266	124,139	(873)

Total Short
Contracts		$184,042	$185,320	$(1,278)

Long Contracts:
British Pound	10/01/04	$168,067	$167,696	$(371)
British Pound	10/01/04	4,058	4,049	(9)

Total Long
Contracts		$172,125	$171,745	$(380)

Gartmore Variable Insurance Trust
GVIT Equity 500 Index Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (99.3%)
Aerospace & Defense (1.9%)
Boeing Co.	21,762	$1,123,354
General Dynamics Corp.	5,100	520,710
Lockheed Martin Corp.	11,500	641,470
Northrop Grumman Corp.	9,162	488,609
Raytheon Co.	11,400	432,972
Rockwell Collins, Inc.	4,414	163,936
Rockwell International Corp.	4,600	178,020
Solectron Corp. (b)	24,000	118,800
United Technologies Corp.	13,100	1,223,279
Xilinx, Inc.	8,700	234,900

		5,126,050

Agriculture (0.1%)
Monsanto Co.	6,795	247,474

Airlines (0.1%)
Delta Air Lines, Inc. (b)	3,800	12,502
Southwest Airlines Co.	20,150	274,443

		286,945

Apparel (0.4%)
Jones Apparel Group, Inc.	3,200	114,560
Liz Claiborne, Inc.	2,900	109,388
Nike, Inc., Class B	6,700	527,960
Reebok International Ltd.	1,700	62,424
VF Corp.	2,800	138,460

		952,792

Auto Parts & Equipment (0.5%)
AutoNation, Inc. (b)	7,300	124,684
AutoZone, Inc. (b)	2,200	169,950
Dana Corp.	4,300	76,067
Delphi Automotive Systems Corp.	14,500	134,705
Genuine Parts Co.	4,500	172,710
Ingersoll Rand Co.	4,500	305,865
Navistar International Corp. (b)	1,700	63,223
PACCAR, Inc.	4,425	305,856
Snap-On, Inc.	1,400	38,584
Visteon Corp.	3,723	29,747

		1,421,391

Automobiles (0.6%)
Ford Motor Co.	47,132	662,205
General Motors Corp.	14,652	622,417
Harley-Davidson, Inc.	7,500	445,800

		1,730,422

Banks (5.3%)
AmSouth Bancorp.	9,300	226,920
Bank of America Corp.	104,440	4,525,385
Bank of New York Co., Inc.	19,828	578,383
BB&T Corp.	14,200	563,598
Bear Stearns Cos., Inc.	2,600	250,042

	Shares
	or
	Principal
	Amount	Value
Fifth Third Bancorp	14,385	708,030
Huntington Bancshares, Inc.	6,010	149,709
KeyCorp.	10,700	338,120
M & T Bank Corp.	3,000	287,100
Mellon Financial Corp.	10,700	296,283
National City Corp.	17,300	668,126
Northern Trust Corp.	5,800	236,640
PNC Bank Corp.	7,100	384,110
Regions Financial Corp.	11,660	385,480
SouthTrust Corp.	8,600	358,276
Sovereign Bancorp	7,900	172,378
State Street Corp.	8,500	363,035
SunTrust Banks, Inc.	7,200	506,952
Synovus Financial Corp.	8,100	211,815
U.S. Bancorp	48,368	1,397,835
Wachovia Corp.	33,600	1,577,520
Zions Bancorp	2,400	146,496

		14,332,233

Beverages (2.3%)
Adolph Coors Co., Class B	900	61,128
Anheuser-Busch Cos., Inc.	20,743	1,036,113
Brown-Forman Corp., Class B	3,200	146,560
Coca-Cola Co.	62,512	2,503,605
Coca-Cola Enterprises, Inc.	11,900	224,910
Pepsi Bottling Group, Inc. (The)	6,500	176,475
PepsiCo, Inc.	43,630	2,122,600

		6,271,391

Biotechnology (0.1%)
Applera Corp.	4,900	92,463
Waters Corp. (b)	3,200	141,120

		233,583

Business Services (2.7%)
Apollo Group, Inc. (b)	5,000	366,850
AutoDesk, Inc.	2,865	139,325
Automatic Data Processing, Inc.	15,208	628,395
Cintas Corp.	4,500	189,180
Compuware Corp. (b)	10,200	52,530
Convergys Corp. (b)	3,500	47,005
Deluxe Corp.	1,300	53,326
Dow Jones & Co., Inc.	2,100	85,281
eBay, Inc. (b)	16,900	1,553,785
Electronic Data Systems Corp.	12,400	240,436
Equifax, Inc.	3,700	97,532
Exelon Corp.	17,124	628,280
IMS Health, Inc.	6,053	144,788
Interpublic Group Cos., Inc. (b)	11,100	117,549
Monster Worldwide, Inc. (b)	2,800	68,992
Moody’s Corp.	3,954	289,631
Omnicom Group, Inc.	4,900	357,994
Paychex, Inc.	9,850	296,978
Pitney Bowes, Inc.	6,000	264,600
Robert Half International, Inc.	4,300	110,811
Sabre Holdings, Inc.	3,368	82,617
Sungard Data Systems (b)	7,700	183,029
Yahoo!, Inc. (b)	34,300	1,163,112

		7,162,026

Chemicals & Allied Products (1.5%)
Air Products & Chemicals, Inc.	5,700	309,966
Dow Chemical Co.	24,166	1,091,820
E.I. du Pont de Nemours and Co.	25,800	1,104,240
Eastman Chemical Co.	2,100	99,855

	Shares
	or
	Principal
	Amount	Value
Engelhard Corp.	3,300	93,555
Great Lakes Chemical Corp.	1,500	38,400
Hercules, Inc. (b)	3,200	45,600
Millipore Corp. (b)	1,400	66,990
Occidental Petroleum Corp.	10,100	564,893
Praxair, Inc.	8,400	359,016
Rohm & Haas Co.	5,600	240,632
Sigma-Aldrich Corp.	1,800	104,400

		4,119,367

Computers (11.1%)
Adobe Systems, Inc.	6,000	296,820
Affiliated Computer Services, Class A (b)	3,600	200,412
American Power Conversion Corp.	5,200	90,428
Apple Computer, Inc. (b)	9,800	379,750
Avaya, Inc. (b)	11,366	158,442
BMC Software, Inc. (b)	5,700	90,117
Cisco Systems, Inc. (b)	173,057	3,132,332
Citrix Systems, Inc. (b)	4,600	80,592
Computer Associates International, Inc.	15,200	399,760
Computer Sciences Corp. (b)	4,700	221,370
Dell, Inc. (b)	64,800	2,306,880
EMC Corp. (b)	62,900	725,866
First Data Corp.	22,416	975,096
Fiserv, Inc. (b)	4,850	169,071
Gateway, Inc. (b)	9,900	49,005
Hewlett Packard Co.	78,300	1,468,125
Intel Corp.	165,573	3,321,394
International Business Machines Corp.	43,117	3,696,852
Intuit, Inc. (b)	4,800	217,920
Lexmark International Group, Inc. (b)	3,400	285,634
Mercury Interactive Corp. (b)	2,500	87,200
Microsoft Corp.	279,340	7,723,750
NCR Corp. (b)	2,400	119,016
Network Appliance, Inc. (b)	9,200	211,600
Novell, Inc. (b)	10,200	64,362
NVIDIA Corp. (b)	4,500	65,340
Oracle Corp. (b)	132,908	1,499,202
Parametric Technology Corp. (b)	7,100	37,488
Peoplesoft, Inc. (b)	9,700	192,545
Siebel Systems, Inc. (b)	13,500	101,790
Sun Microsystems, Inc. (b)	87,356	352,918
Symantec Corp. (b)	8,100	444,528
Symbol Technologies, Inc.	5,600	70,784
Unisys Corp. (b)	8,400	86,688
VERITAS Software Corp. (b)	11,100	197,580

		29,520,657

Conglomerates (1.0%)
Illinois Tool Works, Inc.	7,900	736,043
ITT Industries, Inc.	2,300	183,977
Johnson Controls, Inc.	4,900	278,369
Tyco International Ltd.	51,356	1,574,575

		2,772,964

Construction & Building Materials (0.9%)
Caterpillar, Inc.	8,800	707,960
Centex Corp.	3,200	161,472
Deere & Co.	6,400	413,120
Fluor Corp.	2,300	102,396
KB Home	1,200	101,388
Masco Corp.	11,081	382,627
Pulte Corp.	3,100	190,247
Sherwin Williams Co.	3,700	162,652

	Shares
	or
	Principal
	Amount	Value
Vulcan Materials Co.	2,492	126,967

		2,348,829

Consumer Products (3.2%)
Alberto Culver Co., Class B	2,250	97,830
Avery-Dennison Corp.	2,700	177,606
Avon Products, Inc.	12,200	532,896
Black & Decker Corp.	2,000	154,880
Clorox Co. (The)	5,299	282,437
Colgate-Palmolive Co.	13,761	621,722
Danaher Corp.	7,900	405,112
Ecolab, Inc.	6,600	207,504
Fortune Brands, Inc.	3,800	281,542
Gillette Co. (The)	25,600	1,068,544
International Flavors & Fragrances, Inc.	2,500	95,500
Kimberly-Clark Corp.	12,900	833,211
Leggett & Platt, Inc.	5,200	146,120
Maytag Corp.	2,100	38,577
Pall Corp.	3,400	83,232
Procter & Gamble Co.	65,342	3,536,309
Whirlpool Corp.	1,800	108,162

		8,671,184

Containers (0.2%)
Ball Corp.	3,000	112,290
Bemis Co.	2,800	74,424
Newell Rubbermaid, Inc.	6,900	138,276
Sealed Air Corp. (b)	2,200	101,970

		426,960

Drugs (5.4%)
Amerisource Bergen Corp.	2,954	158,659
Biogen, Inc. (b)	8,639	528,448
Bristol-Myers Squibb Co.	49,662	1,175,500
Eli Lilly & Co.	29,070	1,745,654
Express Scripts, Inc., Class A (b)	2,100	137,214
Forest Laboratories, Inc., Class A (b)	9,600	431,808
Genzyme Corp. (b)	5,700	310,137
Medimmune, Inc. (b)	6,709	159,003
Merck & Co., Inc.	56,964	1,879,812
Mylan Laboratories, Inc.	6,800	122,400
Pfizer, Inc.	193,961	5,935,206
Schering Plough Corp.	38,000	724,280
Wyeth	34,300	1,282,820

		14,590,941

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	2,215	130,685
Eaton Corp.	3,800	240,958
Emerson Electric Co.	10,700	662,223
Grainger (W.W.), Inc.	2,300	132,595

		1,166,461

Electronics (0.8%)
Agilent Technologies, Inc. (b)	12,537	270,423
Altera Corp. (b)	10,000	195,700
Broadcom Corp., Class A (b)	8,000	218,320
Molex, Inc.	5,125	152,828
Radioshack Corp.	3,900	111,696
Sanmina Corp. (b)	14,000	98,700
Tektronix, Inc.	2,100	69,825
Teradyne, Inc. (b)	4,800	64,320
Texas Instruments, Inc.	44,100	938,448

		2,120,260

Entertainment (0.7%)

	Shares
	or
	Principal
	Amount	Value
Electronic Arts, Inc. (b)	7,700	354,123
Hasbro, Inc.	4,400	82,720
International Game Technology	9,200	330,740
Walt Disney Co. (The)	52,800	1,190,640

		1,958,223

Financial Services (10.0%)
AMBAC Financial Group, Inc.	2,850	227,858
American Express Co.	32,800	1,687,888
Capital One Financial Corp.	6,100	450,790
Charles Schwab Corp.	34,950	321,191
Citigroup, Inc.	133,054	5,870,341
Comerica, Inc.	4,300	255,205
Countrywide Credit Industries, Inc.	14,300	563,277
E*TRADE Financial Corp. (b)	9,700	110,774
Federal Home Loan Mortgage Corp.	17,700	1,154,748
Federal National Mortgage Association	24,786	1,571,432
Federated Investors, Inc.	2,600	73,944
First Horizon National Corp.	3,000	130,080
Franklin Resources, Inc.	6,400	356,864
Golden West Financial Corp.	3,900	432,705
Goldman Sachs Group, Inc.	12,400	1,156,176
H & R Block, Inc.	4,400	217,448
J.P. Morgan Chase & Co.	91,401	3,631,362
Janus Capital Group, Inc.	6,200	84,382
Lehman Brothers Holdings, Inc.	7,067	563,381
Marshall & Ilsley Corp.	5,600	225,680
MBNA Corp.	32,550	820,260
Merrill Lynch & Co.	24,600	1,223,112
Morgan Stanley Dean Witter & Co.	28,300	1,395,190
North Fork Bancorp., Inc.	4,300	191,135
Providian Financial Corp. (b)	7,400	114,996
SLM Corp.	11,300	503,980
T. Rowe Price Group, Inc.	3,300	168,102
Washington Mutual, Inc.	22,215	868,162
Wells Fargo Co.	43,259	2,579,534

		26,949,997

Food & Related (2.4%)
Altria Group, Inc.	52,300	2,460,192
Archer-Daniels Midland Co.	16,937	287,590
Campbell Soup Co.	10,300	270,787
ConAgra, Inc.	13,800	354,798
General Mills, Inc.	9,600	431,040
H.J. Heinz Co.	8,900	320,578
Hershey Foods Corp.	6,800	317,628
Kellogg Co.	10,500	447,930
McCormick & Co.	3,600	123,624
Sara Lee Corp.	20,329	464,721
SYSCO Corp.	16,200	484,704
Wrigley (Wm.) Jr. Co.	5,700	360,867

		6,324,459

Healthcare (5.2%)
Abbott Laboratories	40,067	1,697,238
Allergan, Inc.	3,300	239,415
Bausch & Lomb, Inc.	1,300	86,385
Baxter International, Inc.	15,600	501,696
Becton Dickinson & Co.	6,400	330,880
Cardinal Health, Inc.	11,153	488,167
Guidant Corp.	8,000	528,320
HCA, Inc.	12,500	476,875
Health Management Associates, Inc., Class A	6,100	124,623
Humana, Inc. (b)	4,100	81,918

	Shares
	or
	Principal
	Amount	Value
Johnson & Johnson, Inc.	76,011	4,281,700
King Pharmaceuticals, Inc. (b)	6,133	73,228
McKesson HBOC, Inc.	7,700	197,505
Medco Health Solutions, Inc. (b)	6,948	214,693
Medtronic, Inc.	31,000	1,608,900
Quest Diagnostics, Inc.	2,700	238,194
St. Jude Medical, Inc. (b)	4,600	346,242
Stryker Corp.	10,400	500,032
Tenet Healthcare Corp. (b)	11,700	126,243
Unitedhealth Group, Inc.	17,122	1,262,576
Watson Pharmaceutical, Inc. (b)	2,800	82,488
Wellpoint Health Networks, Inc. (b)	3,900	409,851

		13,897,169

Hotels & Motels (0.5%)
Cendant Corp.	26,100	563,760
Harrah’s Entertainment, Inc.	3,000	158,940
Hilton Hotels Corp.	9,600	180,864
Marriott International, Inc., Class A	5,800	301,368
Starwood Hotels & Resorts Worldwide, Inc.	5,300	246,026

		1,450,958

Industrial (0.1%)
Parker Hannifin Corp.	3,200	188,352
Thermo Electron Corp. (b)	4,500	121,590

		309,942

Insurance (5.0%)
ACE Ltd.	7,412	296,925
Aetna, Inc.	3,800	379,734
AFLAC, Inc.	13,100	513,651
Allstate Corp. (The)	18,000	863,820
American International Group, Inc.	66,768	4,539,556
Anthem, Inc. (b)	3,600	314,100
AON Corp.	8,300	238,542
Chubb Corp. (The)	4,800	337,344
CIGNA Corp.	3,600	250,668
Cincinnati Financial Corp.	4,320	178,070
Hartford Financial Services Group, Inc.	7,600	470,668
Jefferson-Pilot Corp.	3,681	182,798
Lincoln National Corp.	4,700	220,900
Loews Corp.	4,767	278,870
Marsh & McLennan Cos., Inc.	13,500	617,760
MBIA, Inc.	3,750	218,288
MetLife, Inc.	19,400	749,810
MGIC Investment Corp.	2,600	173,030
Principal Financial Group, Inc.	8,300	298,551
Progressive Corp. (The)	5,600	474,600
Prudential Financial, Inc.	13,500	635,040
SAFECO Corp.	3,700	168,905
St. Paul Travelers Cos., Inc. (The)	17,065	564,169
Torchmark Corp.	2,800	148,904
UnumProvident Corp.	7,400	116,106
XL Capital Ltd., Class A	3,600	266,364

		13,497,173

Leisure Products (0.4%)
Brunswick Corp.	2,300	105,248
Carnival Corp.	16,100	761,369
Mattel, Inc.	11,200	203,056

		1,069,673

Manufacturing (4.7%)
3M Co.	20,038	1,602,439
American Standard Cos., Inc. (b)	5,700	221,787

	Shares
	or
	Principal
	Amount	Value
Crane Co.	1,400	40,488
Cummins Engine, Inc.	1,100	81,279
Dover Corp.	5,400	209,898
General Electric Co.	270,448	9,081,644
Honeywell International, Inc.	21,800	781,748
Power-One, Inc. (b)	2,300	14,904
PPG Industries, Inc.	4,300	263,504
Stanley Works (The)	2,000	85,060
Textron, Inc.	3,600	231,372

		12,614,123

Medical & Medical Services (1.1%)
Amgen, Inc. (b)	32,632	1,849,581
Caremark Rx, Inc. (b)	11,841	379,741
Chiron Corp. (b)	4,900	216,580
Gilead Sciences, Inc. (b)	11,000	411,180
Hospira, Inc. (b)	4,136	126,562
Manor Care, Inc.	2,200	65,912

		3,049,556

Medical Equipment & Supplies (0.8%)
Bard (C.R.), Inc.	2,800	158,564
Biomet, Inc.	6,451	302,423
Boston Scientific Corp. (b)	21,600	858,168
Fisher Scientific International, Inc. (b)	2,900	169,157
PerkinElmer, Inc.	3,500	60,270
Zimmer Holdings, Inc. (b)	6,226	492,103

		2,040,685

Metals & Mining (0.6%)
Alcoa, Inc.	22,140	743,682
Freeport-McMoran Copper & Gold, Inc., Class B	4,400	178,200
Newmont Mining Corp.	11,458	521,683
Phelps Dodge Corp.	2,400	220,872

		1,664,437

Multimedia (2.1%)
Clear Channel Communications, Inc.	15,800	492,486
Comcast Corp., Class A (b)	57,448	1,622,332
Meredith Corp.	1,200	61,656
Time Warner, Inc. (b)	116,521	1,880,648
Viacom, Inc., Class B	44,335	1,487,883

		5,545,005

Office Equipment & Supplies (0.1%)
Xerox Corp. (b)	20,200	284,416

Oil & Gas (6.5%)
Amerada Hess Corp.	2,300	204,700
Anadarko Petroleum Corp.	6,449	427,956
Apache Corp.	8,298	415,813
Ashland, Inc.	1,700	95,336
Baker Hughes, Inc.	8,600	375,992
BJ Services Co.	4,000	209,640
ChevronTexaco Corp.	54,780	2,938,399
ConocoPhillips	17,666	1,463,628
Devon Energy Corp.	6,100	433,161
El Paso Corp.	16,377	150,505
EOG Resources, Inc.	3,100	204,135
Exxon Mobil Corp.	167,554	8,097,885
KeySpan Corp.	4,200	164,640
Kinder Morgan, Inc.	3,300	207,306
Marathon Oil Corp.	8,700	359,136
Nabors Industries Ltd. (b)	3,800	179,930
NICOR, Inc.	1,300	47,710
Noble Corp. (b)	3,600	161,820

	Shares
	or
	Principal
	Amount	Value
People’s Energy Corp.	1,100	45,848
Sempra Energy	5,807	210,155
Sunoco, Inc.	1,900	140,562
Transocean Sedco Forex, Inc. (b)	8,000	286,240
Unocal Corp.	6,600	283,800
Valero Energy Corp.	3,300	264,693
Williams Cos., Inc. (The)	13,600	164,560

		17,533,550

Oil Equipment & Services (0.8%)
Burlington Resources, Inc.	10,200	416,160
Dynergy, Inc., Class A (b)	10,900	54,391
Halliburton Co.	11,300	380,697
Kerr-Mcgee Corp.	3,900	223,275
Rowan Cos., Inc. (b)	2,400	63,360
Schlumberger Ltd.	15,190	1,022,439

		2,160,322

Paper & Forest Products (0.6%)
Boise Cascade Corp.	2,100	69,888
Georgia Pacific Corp.	6,390	229,721
International Paper Co.	12,421	501,932
Louisiana-Pacific Corp.	2,500	64,875
MeadWestvaco Corp.	5,407	172,483
Pactiv Corp. (b)	4,200	97,650
Temple-Inland, Inc.	1,500	100,725
Weyerhaeuser Co.	6,000	398,880

		1,636,154

Photographic Equipment (0.1%)
Eastman Kodak Co.	7,600	244,872

Printing & Publishing (0.7%)
Donnelley (R.R.) & Sons Co.	5,700	178,524
Gannett Co., Inc.	7,000	586,320
Knight-Ridder, Inc.	2,000	130,900
McGraw-Hill Cos., Inc. (The)	4,900	390,481
New York Times Co., Class A	3,900	152,490
Tribune Co.	8,364	344,179

		1,782,894

Railroads (0.5%)
Burlington Northern Santa Fe Corp.	9,400	360,114
CSX Corp.	5,700	189,240
Norfolk Southern Corp.	9,900	294,426
Union Pacific Corp.	6,700	392,620

		1,236,400

Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co.	2,600	90,428
Equity Office Properties Trust	10,300	280,675
Equity Residential Property Trust	7,000	217,000
Plum Creek Timber Co, Inc.	4,824	168,985
ProLogis Trust	4,500	158,580
Simon Property Group, Inc.	5,200	278,876

		1,194,544

Restaurants (0.5%)
Darden Restaurants, Inc.	4,450	103,774
McDonald’s Corp.	32,500	910,975
Wendy’s International, Inc.	3,000	100,800
YUM! Brands, Inc.	7,400	300,884

		1,416,433

Retail (6.6%)
Albertson’s, Inc.	9,559	228,747
Bed Bath & Beyond, Inc. (b)	7,800	289,458

	Shares
	or
	Principal
	Amount	Value
Best Buy Co., Inc.	8,250	447,480
Big Lots, Inc. (b)	3,200	39,136
Circuit City Stores, Inc.	5,600	85,904
Coach, Inc. (b)	4,900	207,858
Costco Wholesale Corp.	11,900	494,564
CVS Corp.	10,254	432,001
Dillards, Inc.	2,300	45,402
Dollar General Corp.	8,075	162,711
Family Dollar Stores, Inc.	4,500	121,950
Federated Department Stores, Inc.	4,700	213,521
Gap, Inc. (The)	23,200	433,840
Home Depot, Inc.	56,382	2,210,174
Kohl’s Corp. (b)	8,800	424,072
Kroger Co. (b)	19,000	294,880
Limited, Inc.	11,871	264,605
Lowe’s Cos., Inc.	20,086	1,091,674
May Department Stores Co. (The)	7,600	194,788
Nordstrom, Inc.	3,500	133,840
Office Depot, Inc. (b)	8,100	121,743
Penney (J.C.) Co., Inc.	7,000	246,960
Safeway, Inc. (b)	11,800	227,858
Sears, Roebuck & Co.	5,600	223,160
Staples, Inc.	12,600	375,732
Starbucks Corp. (b)	10,100	459,146
Supervalu, Inc.	3,400	93,670
Target Corp.	23,516	1,064,099
Tiffany & Co.	3,900	119,886
TJX Cos., Inc.	12,900	284,316
Toys “R” Us, Inc. (b)	5,700	101,118
Wal-Mart Stores, Inc.	108,988	5,798,161
Walgreen Co.	26,300	942,329
Winn-Dixie Stores, Inc.	3,700	11,433

		17,886,216

Semiconductors (1.1%)
Advanced Micro Devices, Inc. (b)	9,000	117,000
Analog Devices, Inc.	9,800	380,044
Applied Materials, Inc. (b)	43,300	714,017
Applied Micro Circuits Corp. (b)	9,200	28,796
Jabil Circuit, Inc. (b)	5,200	119,600
KLA-Tencor Corp. (b)	5,200	215,696
Linear Technology Corp.	7,900	286,296
LSI Logic Corp. (b)	9,700	41,807
Maxim Integrated Products, Inc.	8,400	355,236
Micron Technology, Inc. (b)	16,100	193,683
National Semiconductor Corp. (b)	9,600	148,704
Novellus Systems (b)	4,100	109,019
PMC-Sierra, Inc. (b)	4,600	40,526
QLogic Corp. (b)	2,600	76,986

		2,827,410

Steel (0.1%)
Allegheny Technologies, Inc.	2,100	38,325
Nucor Corp.	2,000	182,740
United States Steel Corp.	2,900	109,098
Worthington Industries, Inc.	2,300	49,105

		379,268

Telecommunications (5.2%)
ADC Telecommunications, Inc. (b)	21,400	38,734
ALLTEL Corp.	7,800	428,298
Andrew Corp. (b)	3,700	45,288
AT&T Corp.	20,062	287,288
AT&T Wireless Services, Inc. (b)	70,315	1,039,256

	Shares
	or
	Principal
	Amount	Value
BellSouth Corp.	47,300	1,282,776
CenturyTel, Inc.	3,400	116,416
CIENA Corp. (b)	16,939	33,539
Citizens Communications Co.	7,600	101,764
Comverse Technology, Inc. (b)	5,300	99,799
Corning, Inc. (b)	35,200	390,016
JDS Uniphase Corp. (b)	35,000	117,950
Lucent Technologies, Inc. (b)	108,300	343,311
Motorola, Inc.	60,200	1,086,008
Nextel Communications, Inc., Class A (b)	28,500	679,440
QUALCOMM, Inc.	41,600	1,624,064
Qwest Communications International, Inc. (b)	47,323	157,586
SBC Communications, Inc.	84,858	2,202,065
Scientific-Atlanta, Inc.	3,900	101,088
Sprint Corp.	36,450	733,739
Tellabs, Inc. (b)	11,000	101,090
Univision Communications, Inc. (b)	8,300	262,363
Verizon Communications, Inc.	70,902	2,792,120

		14,063,998

Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)	3,200	100,352
Cooper Tire & Rubber Co.	1,800	36,306
Goodyear Tire & Rubber Co. (b)	4,800	51,552

		188,210

Tobacco (0.2%)
R.J. Reynolds Tobacco, Inc.	3,800	258,552
U.S.T., Inc.	4,400	177,144

		435,696

Trucking (1.1%)
FedEx Corp.	7,600	651,244
Ryder System, Inc.	1,500	70,560
United Parcel Service, Class B	29,000	2,201,680

		2,923,484

Utilities (2.4%)
AES Corp. (b)	17,000	169,830
Allegheny Energy, Inc. (b)	2,800	44,688
Ameren Corp.	4,800	221,520
American Electric Power Co., Inc.	10,060	321,518
Calpine Corp. (b)	10,600	30,740
Centerpoint Energy, Inc.	7,600	78,736
Cinergy Corp.	4,600	182,160
CMS Energy Corp. (b)	4,000	38,080
Consolidated Edison, Inc.	6,100	256,444
Constellation Energy Group, Inc.	4,500	179,280
Detroit Edison Co.	4,300	181,417
Dominion Resources, Inc.	8,300	541,575
Duke Energy Corp.	23,800	544,782
Edison International	8,200	217,382
Entergy Corp.	5,800	351,538
FirstEnergy Corp.	8,586	352,713
FPL Group, Inc.	4,700	321,104
Nisource, Inc.	6,664	140,011
PG & E Corp. (b)	10,600	322,240
Pinnacle West Capital Corp.	2,400	99,600
PPL Corp.	4,600	217,028
Progress Energy, Inc.	6,326	267,843
Public Service Enterprise Group, Inc.	6,200	264,120
Southern Co.	19,000	569,619
TECO Energy, Inc.	4,500	60,885
TXU Corp.	7,700	368,984

	Shares
	or
	Principal
	Amount	Value
Xcel Energy, Inc.	10,680	184,978

		6,528,815

Waste Management (0.2%)
Allied Waste Industries, Inc. (b)	8,000	70,800
Waste Management, Inc.	15,100	412,834

		483,634

Total Common Stocks		267,079,646

Repurchase Agreement (0.6%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $1,612,219 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$1,612,138	1,612,138

Total Repurchase Agreement		1,612,138

Short-Term Securities Held as Collateral for Securities Lending (1.6%)
Pool of various securities for Gartmore	4,294,465	4,294,465

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		4,294,465

Total Investments (Cost $314,000,955) (a) - 101.5%		272,986,249
Other assets in excess of liabilities - (1.5)%		(3,948,267)

NET ASSETS - 100.0%		$269,037,982

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At September 30, 2004 the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Contracts *	Expiration	Contracts	(Depreciation)
8	S&P500 Futures	12/17/04	$2,229,800	($23,300)

* Cash pledged as collateral.

Gartmore Variable Insurance Trust
Dreyfus GVIT International Value Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (95.5%)
Australia (1.4%)
Banking (0.9%)
National Australia Bank Ltd.	51,516	$1,007,376

Containers (0.4%)
Amcor Ltd.	109,100	566,548

Oil & Gas (0.1%)
Santos Ltd.	31,900	168,804

		1,742,728

Brazil (1.1%)
Oil & Gas (0.5%)
Petroleo Brasileiro SA ADR (c)	14,150	498,788
Petroleo Brasileiro SA ADR	5,500	175,560

		674,348

Telecommunications (0.6%)
Tele Nordeste Celular Participacoes SA ADR	1,235	32,406
Telecomunicacoes Brasileiras SA ADR	27,111	745,552

		777,958

		1,452,306

China (0.6%)
Telecommunications (0.6%)
China Mobile (Hong Kong) Ltd.	265,500	809,107

Denmark (0.6%)
Banking (0.6%)
Danske Bank A/S	28,600	753,162

Finland (2.5%)
Financial Services (0.7%)
Sampo Oyj	78,150	866,418

Paper Products (1.1%)
M-Real Oyj B Shares	79,700	461,960
UPM-Kymmene Oyj	48,400	924,556

		1,386,516

Telecommunications (0.7%)
Nokia Oyj	37,100	510,244
Nokia Oyj ADR	32,846	450,647

		960,891

		3,213,825

France (8.9%)
Aerospace & Defense (0.5%)
Societe Nationale d’Etude et de
Construction de Moteurs d’Avion (b)	30,600	623,285

Audio/Video Products (1.3%)
Thomson	78,800	1,652,991

Auto Parts & Equipment (0.5%)

	Shares
	or
	Principal
	Amount	Value
Valeo SA	18,700	687,484

Banking (1.0%)
Banque Nationale de Paris SA	17,630	1,141,425
Credit Agricole SA	3,400	93,012

		1,234,437

Food & Beverages (1.0%)
Carrefour SA	27,200	1,283,483

Machinery (0.6%)
Schneider Electric SA	12,760	827,661

Medical (0.9%)
Sanofi-Synthelabo SA	15,450	1,123,984

Oil & Gas (1.4%)
TotalFinaElf SA	6,300	1,286,690
TotalFinaElf SA ADR	5,541	566,124

		1,852,814

Steel (0.1%)
Arcelor	6,184	114,676

Telecommunications (1.6%)
France Telecom SA	82,100	2,051,275

		11,452,090

Germany (6.3%)
Airlines (0.7%)
Deutsche Lufthansa AG (b)	79,872	936,453

Automotive (1.0%)
Volkswagen AG	34,980	1,345,426

Banking (1.4%)
Deutsche Bank AG	14,870	1,069,290
Deutsche Postbank AG (b)	14,800	575,712

		1,645,002

Distribution/Wholesale (0.2%)
Medion AG	14,500	290,058

Electric & Gas (0.9%)
E.On AG	15,752	1,160,919

Finance (0.1%)
Deutsche Boerse AG	3,700	187,584

Machinery / Print Trade (0.4%)
Heidelberger Druckmaschinen AG (b)	16,800	500,374

Retail (0.6%)
KarstadtQuelle AG	50,100	787,013

Transportation (1.0%)
Deutsche Post AG	66,130	1,283,658

		8,136,487

Greece (0.6%)
Telecommunications (0.6%)
Hellenic Telecommunications Organization SA	53,847	724,555
Hellenic Telecommunications Organization SA ADR	1	7

		724,562

Hong Kong (0.5%)
Banking (0.3%)
Bank of East Asia Ltd.	156,927	440,750

Diversified Operations (0.1%)
Citic Pacific Ltd.	29,900	76,928

Transportation (0.1%)

	Shares
	or
	Principal
	Amount	Value
MTR Corp. Ltd.	56,615	85,308

		602,986

Ireland (1.4%)
Banking (1.4%)
Bank of Ireland	133,655	1,802,477

Italy (4.3%)
Aerospace & Defense (0.9%)
Finmeccanica SpA	1,687,940	1,193,990

Apparel (0.5%)
Benetton Group SpA	48,330	582,585

Banking (1.8%)
Banche Popolari Unite Scrl	19,250	319,850
Sanpaolo IMI SpA	26,582	300,232
UniCredito Italiano SpA	315,700	1,595,586

		2,215,668

Oil & Gas (1.1%)
Eni SpA	65,560	1,471,422

		5,463,665

Japan (24.8%)
Advertising (0.5%)
Dentsu, Inc.	259	694,046

Appliances (0.7%)
Rinnai Corp.	29,300	893,390

Automotive (3.3%)
Fuji Heavy Industries Ltd.	132,500	668,564
Honda Motor Co. Ltd.	35,500	1,721,782
Toyota Motor Corp.	18,300	697,001
Yamaha Motor Co. Ltd.	70,000	1,058,127

		4,145,474

Banking (1.0%)
Sumitomo Mitsui Financial Group, Inc.	84	480,079
The 77 Bank Ltd.	143,300	805,195

		1,285,274

Building & Construction (0.7%)
Sekisui House Ltd.	99,900	954,117

Chemicals (2.2%)
Shin-Etsu Chemical Co. Ltd.	35,900	1,291,082
Sumitomo Bakelite Co. Ltd.	114,000	686,823
Sumitomo Chemical Co. Ltd.	177,600	841,880

		2,819,785

Computers (0.3%)
TDK Corp.	5,500	366,555

Convenience Stores (0.7%)
Lawson, Inc.	26,200	908,887

Cosmetics & Toiletries (1.3%)
Kao Corp.	41,300	913,272
Shiseido Co. Ltd.	60,900	748,978

		1,662,250

Drugstores (0.6%)
Matsumotokiyoshi Co. Ltd.	31,700	802,937

Electronic Components (2.4%)
Mabuchi Motor Co. Ltd.	17,000	1,218,329
Minebea Co. Ltd.	226,000	923,260
Murata Manufacturing Co. Ltd.	15,900	763,857

		2,905,446

Electronics (2.0%)

	Shares
	or
	Principal
	Amount	Value
ALPS ELECTRIC CO. LTD.	73,600	879,048
Funai Electric Co. Ltd.	4,700	634,609
Rohm Co. Ltd.	10,300	1,035,538

		2,549,195

Financial Services (2.4%)
Aiful Corp.	8,850	870,524
Credit Saison Co.	44,200	1,363,248
Shohkoh Fund & Co. Ltd.	3,850	757,792

		2,991,564

Machinery (0.1%)
Fuji Machine Manufacturing Co. Ltd.	14,300	133,616

Office Automation & Equipment (0.9%)
Canon, Inc.	25,600	1,203,800

Pharmaceuticals (1.0%)
Takeda Chemical Industries Ltd.	29,500	1,340,606

Photographic Products (1.3%)
Fuji Photo Film Co. Ltd.	38,000	1,244,911
Olympus Corp.	21,000	405,284

		1,650,195

Restaurants (0.7%)
Skylark Co. Ltd.	50,800	840,628

Security Services (0.3%)
Sohgo Security Services Co. Ltd.	33,100	433,281

Telecommunications (0.9%)
KDDI Corp.	125	607,669
Nippon Telegraph & Telephone Corp.	131	522,141

		1,129,810

Textile Products (0.5%)
Kuraray Co. Ltd.	81,900	614,797

Transportation (1.0%)
Nippon Express Co. Ltd.	275,000	1,334,300

		31,659,953

Korea (1.6%)
Steel (0.3%)
POSCO ADR	10,400	393,640

Telecommunications (0.6%)
KT Corp. SP ADR	42,700	771,589

Utilities (0.7%)
Korea Electric Power Corp. ADR	84,200	888,310

		2,053,539

Mexico (1.1%)
Food & Beverages (0.6%)
Coca-Cola Femsa SA de CV ADR	37,400	728,552

Telecommunications (0.5%)
Telefonos de Mexico SA de CV ADR	21,616	697,548

		1,426,100

Netherlands (7.3%)
Banking (1.7%)
ABN AMRO Holding NV	37,047	843,593
Fortis NV	62,660	1,494,409

		2,338,002

Chemicals (1.3%)
Akzo Nobel NV	32,240	1,140,679
DSM NV	9,000	470,330

		1,611,009

	Shares
	or
	Principal
	Amount	Value
Electronics (1.0%)
Koninklijke (Royal) Philips Electronics NV	36,900	846,671
Koninklijke (Royal) Philips Electronics NV ADR	17,050	390,616

		1,237,287

Food & Beverages (0.8%)
Heineken NV	33,801	1,020,565

Insurance (0.8%)
Aegon NV	97,875	1,059,443

Oil & Gas (0.8%)
Royal Dutch Petroleum Co.	19,600	1,010,973

Printing & Publishing (0.9%)
Wolters Kluwer NV	67,562	1,140,143

		9,417,422

New Zealand (0.2%)
Paper & Related Products (0.2%)
Carter Holt Harvey Ltd.	190,950	291,948

Norway (0.3%)
Oil & Gas (0.3%)
Norsk Hydro ASA	5,200	379,415

Singapore (1.3%)
Banking (1.0%)
DBS Group Holdings Ltd.	133,400	1,267,981

Engineering (0.3%)
Singapore Technologies Engineering Ltd.	295,500	368,355

Telecommunications (0.0%)
MobileOne Ltd.	38,500	35,890

		1,672,226

South Africa (0.6%)
Banking (0.6%)
Nedcor Ltd.	76,920	706,832

Spain (2.5%)
Banking (0.3%)
Banco de Sabadell SA (b)	19,800	421,188

Oil & Gas (1.0%)
Repsol YPF SA	16,100	353,496
Repsol YPF SA ADR	42,170	924,367

		1,277,863

Utilities (1.2%)
Endesa SA	78,246	1,492,788

		3,191,839

Sweden (0.8%)
Appliances (0.8%)
Electrolux AB Series B	55,500	1,015,224

Switzerland (6.9%)
Banking (1.2%)
Julius Baer Holding Ltd.	2,040	560,981
United Bank of Switzerland AG	14,690	1,035,190

		1,596,171

Chemicals (1.4%)
Clariant AG	60,788	730,091
Lonza Group AG	22,200	1,007,015

		1,737,106

Food & Beverages (1.3%)

	Shares
	or
	Principal
	Amount	Value
Nestle SA	7,520	1,726,155

Insurance (1.4%)
Swiss Re	18,250	1,052,318
Zurich Financial Services AG	4,750	678,814

		1,731,132

Pharmaceuticals (1.6%)
Novartis AG	45,190	2,109,298

		8,899,862

Taiwan (0.6%)
Semiconductor Components (0.6%)
United Microelectronics Corp. ADR (b)	234,062	791,130

United Kingdom (19.3%)
Aerospace & Defense (0.8%)
British Aerospace PLC	264,266	1,076,319

Airlines (0.3%)
Easyjet PLC (b)	177,000	405,641

Airport (0.5%)
BAA PLC	64,200	643,105

Auto Parts & Equipment (1.1%)
GKN PLC	368,800	1,434,248

Banking (2.9%)
Barclays PLC	127,622	1,221,993
Lloyds TSB Group PLC	103,300	804,085
Royal Bank of Scotland Group PLC	58,056	1,677,357

		3,703,435

Chemicals (0.6%)
BOC Group PLC	46,503	745,081

Containers - Metal/Glass (0.4%)
Rexam PLC	64,826	497,815

Food & Beverages (2.6%)
Cadbury Schweppes PLC	132,968	1,020,105
Diageo PLC	118,864	1,484,221
Sainsbury (J) PLC	189,402	874,607

		3,378,933

Food & Household Products (0.7%)
Unilever PLC	106,910	871,353

Industrial Goods & Services (0.7%)
Bunzl PLC	125,214	942,863

Mining (2.2%)
Anglo American PLC	40,500	973,021
Rio Tinto PLC	67,170	1,805,359

		2,778,380

Oil & Gas (2.3%)
Centrica PLC	184,300	838,399
Shell Transportation & Trading Co. PLC	286,717	2,104,073

		2,942,472

Pharmaceuticals (1.8%)
GlaxoSmithKline PLC	107,120	2,311,009

Retail (0.4%)
Marks & Spencer Group PLC	87,200	541,715

Telecommunications (1.3%)
BT Group PLC	367,600	1,197,373
Vodafone Group PLC	201,200	482,515

		1,679,888

Utilities (0.7%)

	Shares
	or
	Principal
	Amount	Value
Scottish & Southern Energy PLC	59,910	845,628

		24,797,885

Total Common Stocks		122,456,770

Repurchase Agreement (2.2%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $2,814,915 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgages)	2,814,775	2,814,775

Total Repurchase Agreement		2,814,775

Short-Term Securities Held as Collateral for Securities Lending (17.2%)
Pool of various securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	$22,101,662	22,101,262

Total Short-Term Securities Held as Collateral for Securities Lending		22,101,262

Total Investments (Cost $137,605,751) (a) - 114.9%		147,372,807
Other liabilities in excess of assets — (14.9)%		(19,212,295)

NET ASSETS - 100.0%		$128,160,512

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Represents preferred stock.

Gartmore Variable Insurance Trust
Gartmore GVIT Mid Cap Growth Fund
Statement of Investments
September 30, 2004
(unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (98.2%)
Banks (3.2%)
City National Corp.	49,100	$3,189,045
Zions Bancorp.	65,600	4,004,224

		7,193,269

Business Services (5.3%)
Choicepoint, Inc. (b)	81,266	3,465,995
Corporate Executive Board Co.	58,200	3,564,168
Manpower, Inc.	108,300	4,818,267

		11,848,430

Chemicals (1.3%)
Sigma-Aldrich Corp.	50,900	2,952,200

Communication Equipment (3.6%)
L-3 Communications Holdings, Inc.	119,500	8,006,500

Computer Software & Services (14.5%)
Activision, Inc. (b)	206,600	2,865,542
CACI International, Inc., Class A (b)	46,100	2,433,158
Cognos Inc. ADR - CA (b)	79,700	2,830,944
DST Systems, Inc. (b)	57,800	2,570,366
Eresearch Technology, Inc. (b)	114,400	1,524,952
Factset Research Systems, Inc.	35,100	1,691,820
Fiserv, Inc. (b)	78,400	2,733,024
Henry (Jack) & Associates, Inc.	176,900	3,320,413
InfoSpace, Inc. (b)	83,400	3,952,325
Navteq Corp. (b)	75,200	2,680,128
Research in Motion Ltd. ADR - CA (b)	48,400	3,694,856
VERITAS Software Corp. (b)	125,000	2,225,000

		32,522,528

Construction (3.7%)
D.R. Horton, Inc.	104,750	3,468,273
Terex Corp. (b)	111,800	4,852,120

		8,320,393

Consumer & Commercial Services (1.4%)
Alliance Data Systems Corp. (b)	79,300	3,216,408

Consumer Products (1.4%)
Church & Dwight, Inc.	112,200	3,148,332

Electronics (4.2%)
Amphenol Corp., Class A (b)	139,800	4,789,548
Cabot Microelectronics Corp. (b)	60,000	2,175,000
Jabil Circuit, Inc. (b)	101,200	2,327,600

		9,292,148

Financial Services (4.4%)
Ameritrade Holdings Corp. (b)	185,900	2,232,659
Investors Financial Services Corp.	166,500	7,514,145

		9,746,804

Gaming & Leisure (1.5%)
Penn National Gaming, Inc. (b)	81,400	3,288,560

Healthcare (8.7%)

	Shares
	or
	Principal
	Amount	Value
Advanced Medical Optics, Inc. (b)	140,400	5,555,628
Axcan Pharma, Inc. (b)	181,600	2,831,144
Charles River Laboratories International, Inc. (b)	62,400	2,857,920
Health Management Associates, Inc., Class A	127,700	2,608,911
Impax Laboratories, Inc. (b)	133,100	2,044,416
IVAX Corp. (b)	77,450	1,483,168
Martek Biosciences Corp. (b)	40,000	1,945,600

		19,326,787

Insurance (2.0%)
ACE Ltd.	110,300	4,418,618

Medical Products (4.9%)
Invitrogen Corp. (b)	60,800	3,343,392
Kinetic Concept, Inc. (b)	45,653	2,399,065
Millipore Corp. (b)	51,800	2,478,630
ResMed, Inc. (b)	57,200	2,723,292

		10,944,379

Oil & Gas (8.0%)
B.J. Services Co.	52,900	2,772,489
EOG Resources, Inc.	61,600	4,056,360
Kinder Morgan, Inc.	62,800	3,945,096
Patterson-UTI Energy, Inc.	158,600	3,024,502
XTO Energy, Inc.	126,348	4,103,783

		17,902,230

Packaging / Containers (1.4%)
Ball Corp.	84,200	3,151,606

Restaurants (1.3%)
Applebee’s International, Inc.	111,600	2,821,248

Retail (11.7%)
Bed, Bath & Beyond, Inc. (b)	72,200	2,679,342
Coach, Inc. (b)	83,100	3,525,102
Dollar Tree Stores, Inc. (b)	83,400	2,247,630
O’Reilly Automotive, Inc. (b)	60,100	2,301,229
Radioshack Corp.	104,300	2,987,152
Regis Corp.	78,800	3,169,336
Staples, Inc.	127,700	3,808,014
Williams Sonoma, Inc. (b)	142,800	5,362,140

		26,079,945

Schools (0.8%)
Education Management Corp. (b)	70,400	1,875,456

Scientific & Technical Instruments (1.0%)
Waters Corp. (b)	50,200	2,213,820

Security & Commodity Exchanges (1.6%)
Chicago Mercantile Exchange	21,900	3,532,470

Semiconductors (5.6%)
KLA-Tencor Corp. (b)	40,400	1,675,792
Marvel Technology Group Ltd. (b)	124,700	3,258,411
QLogic Corp. (b)	113,100	3,348,891
Semtech Corp. (b)	94,000	1,801,980
Tessera Technologies, Inc. (b)	113,501	2,508,372

		12,593,446

Telecommunications (5.4%)
ADC Telecommunications, Inc. (b)	848,400	1,535,604
Amdocs Ltd. (b)	172,000	3,754,760
Comverse Technology, Inc. (b)	187,300	3,526,859
NII Holdings, Inc. (b)	81,100	3,342,131

		12,159,354

Waste Disposal (1.3%)

	Shares
	or
	Principal
	Amount	Value
Stericycle, Inc. (b)	63,200	2,900,880

Total Common Stocks		219,455,811

Repurchase Agreement (3.1%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $6,913,216 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$6,912,871	6,912,871

Total Repurchase Agreement		6,912,871

Short-Term Securities Held as Collateral for Securities Lending (21.6%)
Pool of various securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	48,220,770	48,220,770

Total Short-Term Securities Held as Collateral for Securities Lending		48,220,770

Total Investments (Cost $240,183,207) (a) - 122.9%		274,589,452
Liabilities in excess of other assets - (22.9)%		(51,177,802)

NET ASSETS - 100.0%		$223,411,650

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

Gartmore Variable Insurance Trust
Gartmore GVIT U.S. Growth Leaders Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (99.5%)
Chemicals (3.3%)
Praxair, Inc.	35,020	$1,496,755

Computer Equipment (3.4%)
Dell, Inc. (b)	43,110	1,534,716

Computer Networks (3.5%)
Juniper Networks, Inc. (b)	66,020	1,558,072

Computer Software & Services (12.3%)
Business Objectives S.A. ADR - FR (b)	49,510	1,154,078
EMC Corp. (b)	128,980	1,488,429
Mercury Interactive Corp. (b)	17,800	620,864
Quest Software, Inc. (b)	42,500	472,600
Yahoo, Inc. (b)	53,360	1,809,437

		5,545,408

Consumer Products (4.1%)
Gillette Co.	44,440	1,854,926

Drugs (4.2%)
Gilead Sciences, Inc. (b)	50,580	1,890,680

Electronics (4.7%)
Fisher Scientific International, Inc. (b)	22,710	1,324,674
Lexar Media, Inc. (b)	95,650	802,504

		2,127,178

Financial Services (9.2%)
Capital One Financial Corp.	33,470	2,473,433
Countrywide Credit Industries, Inc.	42,720	1,682,741

		4,156,174

Gas (1.7%)
Questar Corp.	16,460	754,197

Healthcare (8.9%)
Genzyme Corp. (b)	25,990	1,414,116
St. Jude Medical, Inc. (b)	6,100	459,147
Unitedhealth Group, Inc.	28,610	2,109,701

		3,982,964

Hotels & Casinos (5.1%)
Marriott International, Inc., Class A	44,470	2,310,661

Insurance (3.9%)
American International Group, Inc.	26,000	1,767,740

Manufacturing (12.0%)
Danaher Corp.	34,340	1,760,954
Joy Global, Inc.	34,000	1,168,920
Tyco International Ltd.	49,470	1,516,750
WMS Industries, Inc. (b)	36,650	941,539

		5,388,163

Oil & Gas (5.6%)
Globalsantafe Corp	35,600	1,091,140
Schlumberger Ltd.	20,950	1,410,145

	Shares
	or
	Principal
	Amount	Value
		2,501,285

Retail (7.7%)
Best Buy Co.	31,150	1,689,576
Target Corp.	39,400	1,782,850

		3,472,426

Semiconductors (9.4%)
National Semiconductor Corp. (b)	89,150	1,380,934
Novellus Systems (b)	51,740	1,375,767
Qlogic Corp. (b)	49,470	1,464,806

		4,221,507

Telecommunications (0.5%)
Jamdat Mobile, Inc. (b)	8,880	204,862

Total Common Stocks		44,767,714

Repurchase Agreement (3.1%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $1,407,550 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$1,407,480	1,407,480

Total Repurchase Agreement		1,407,480

Short-Term Securities Held as Collateral for Securities Lending (7.8%)
Pool of various securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	3,510,225	3,510,225

Total Short-Term Securities Held as Collateral for Securities Lending		3,510,225

Total Investments (Cost $46,665,841) (a) - 110.5%		49,685,419
Liabilities in excess of other assets - (10.5)%		(4,701,587)

NET ASSETS - 100.0%		$44,983,832

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FR	France

Gartmore Variable Insurance Trust
Gartmore GVIT Global Financial Services Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (98.9%)
Australia (1.1%)
Banking (1.1%)
Australia & New Zealand Banking Group Ltd.	19,110	$263,259

Belgium (1.9%)
Financial Services (1.9%)
Fortis NV	18,010	429,529

France (2.8%)
Banking (2.8%)
BNP Paribas SA	10,070	651,965

Germany (2.9%)
Financial Services (2.9%)
Hypo Real Estate Holding AG (b)	19,750	675,725

Hong Kong (2.9%)
Financial Services (2.9%)
Hang Lung Group Ltd. (b)	432,760	677,307

Ireland (2.6%)
Banking (2.6%)
Bank of Ireland	44,590	601,343

Italy (1.7%)
Banking (1.7%)
UniCredito Italiano SpA	76,890	388,611

Japan (6.7%)
Banking (0.8%)
Suruga Bank Ltd. (The)	11,000	78,211
UFJ Holdings, Inc.	23	101,242

		179,453

Financial Services (5.6%)
Daito Trust Construction Co. Ltd.	4,500	182,281
Mitsubishi Tokyo Financial Group, Inc.	32	266,153
Mizuho Financial Group, Inc.	63	237,003
Nomura Holdings, Inc.	11,000	141,342
Orix Corp.	2,200	225,014
Sumitomo Mitsui Financial Group, Inc.	42	240,040

		1,291,833

Insurance (0.3%)
Millea Holdings, Inc.	6	77,306

		1,548,592

Spain (2.1%)

	Shares
	or
	Principal
	Amount	Value
Banking (2.1%)
Banco Popular Espanol SA	3,800	211,553
Banco Santander Central Hispano SA	27,920	272,950

		484,503

Sweden (1.5%)
Banking (1.5%)
Skandinaviska Enskilda Banken AB	22,130	342,930

Switzerland (3.0%)
Financial Services (1.9%)
UBS AG	6,230	439,022

Insurance (1.1%)
Zurich Financial Services AG	1,730	247,231

		686,253

United Kingdom (12.7%)
Banking (12.0%)
Barclays PLC	49,200	471,095
HBOS PLC	30,591	413,505
HSBC Holdings PLC	45,315	719,662
Lloyds TSB Group PLC	38,930	303,030
Royal Bank of Scotland Group PLC	29,502	852,373

		2,759,665

Insurance (0.7%)
Royal & Sun Alliance Insurance Group PLC	120,248	155,812

		2,915,477

United States (57.0%)
Banking (18.6%)
Bank of America Corp.	24,220	1,049,452
Colonial BancGroup, Inc. (The)	9,910	202,660
Marshall & Ilsley Corp.	3,020	121,706
Northern Trust Corp.	3,650	148,920
Placer Sierra Bancshares (b)	10,670	224,070
Provident Bankshares Corp.	4,150	139,233
U.S. Bancorp	26,040	752,556
Wachovia Corp.	14,930	700,964
Wells Fargo & Co.	7,650	456,170
Zions Bancorp	7,980	487,099

		4,282,830

Financial Services (27.4%)
American Capital Strategies Ltd.	9,423	295,317
American Express Co. (b)	6,690	344,267
Capital One Financial Corp.	5,020	370,978
CIT Group, Inc.	14,090	526,825
Citigroup, Inc.	19,440	857,693
Countrywide Financial Corp.	14,320	564,065
E*TRADE Financial Corp. (b)	16,910	193,112
Fannie Mae	6,470	410,198
Franklin Resources, Inc.	2,770	154,455
Freddie Mac	3,190	208,116
Goldman Sachs Group, Inc. (b)	5,432	506,480
Investors Financial Services Corp.	5,090	229,712
J.P. Morgan Chase & Co. (b)	14,990	595,553
Knight Trading Group, Inc. (b)	6,300	58,149
Legg Mason, Inc. (b)	1,275	67,919
Lehman Brothers Holding, Inc.	3,172	252,872
MBIA, Inc.	4,200	244,482
MBNA Corp.	9,380	236,376
Saxon Capital, Inc. (b)	9,200	197,800

		6,314,369

	Shares
	or
	Principal
	Amount	Value
Insurance (11.0%)
AFLAC, Inc.	5,730	224,673
Allstate Corp.	7,060	338,809
American International Group, Inc. (b)	13,900	945,060
Hartford Financial Services Group	3,710	229,760
Metlife, Inc. (b)	6,110	236,152
MGIC Investment Corp.	1,770	117,794
PartnerRe Ltd.	5,060	276,731
RenaissanceRe Holdings Ltd.	3,280	169,182

		2,538,161

		13,135,360

Total Common Stocks		22,800,854

Repurchase Agreement (1.1%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $264,590 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$264,577	264,577

Total Repurchase Agreement		264,577

Total Investments (Cost $22,501,772) (a) - 100.0%		23,065,431
Other assets in excess of liabilities - 0.0%		7,097

NET ASSETS - 100.0%		$23,072,528

(b)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Gartmore Variable Insurance Trust
Gartmore GVIT Global Health Sciences Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (94.1%)
Drugs (45.8%)
Abbott Laboratories	65,840	$2,788,982
Amgen, Inc. (b)	63,610	3,605,416
Andrx Corp. (b)	23,970	535,969
Barr Pharmaceuticals, Inc. (b)	19,690	815,757
Eli Lilly & Co.	49,340	2,962,868
GlaxoSmithKline PLC ADR-UK	30,360	1,327,643
IVAX Corp. (b)	31,982	612,455
Merck & Co., Inc.	72,750	2,400,750
Novartis AG ADR — CH	35,020	1,634,383
Pfizer, Inc.	59,888	1,832,573
Schering-Plough Corp.	113,950	2,171,887
Watson Pharmaceuticals, Inc. (b)	17,890	527,039
Wyeth	69,500	2,599,300

		23,815,022

Insurance (10.7%)
Aetna, Inc.	7,840	783,451
Anthem, Inc. (b)	12,560	1,095,860
Humana, Inc. (b)	21,350	426,573
UnitedHealth Group, Inc.	30,990	2,285,203
WellPoint Health Networks, Inc. (b)	9,000	945,810

		5,536,897

Medical — Biomedical/Genetic (4.6%)
Genzyme Corp. (b)	18,310	996,247
Human Genome Sciences, Inc. (b)	43,540	475,021
Incyte Corp. (b)	39,470	380,096
Protein Design Labs, Inc. (b)	27,960	547,457

		2,398,821

Medical Instruments (5.3%)
Advanced Neuromodulation Systems, Inc. (b)	16,930	513,826
Boston Scientific Corp. (b)	20,130	799,764
Fisher Scientific International, Inc. (b)	11,240	655,629
Guidant Corp.	11,870	783,895

		2,753,114

Medical Products (19.4%)
Advanced Medical Optics, Inc. (b)	13,740	543,692
Alcon, Inc.	12,550	1,006,510
Baxter International, Inc.	27,450	882,792
Cytyc Corp. (b)	19,460	469,959
Johnson & Johnson	65,440	3,686,235
Kinetic Concepts, Inc. (b)	12,520	657,926
Medtronic, Inc.	54,450	2,825,955

		10,073,069

Medical Services (4.3%)
Amedisys, Inc. (b)	6,520	195,274
Magellan Health Services, Inc. (b)	34,840	1,273,750
Medco Health Solutions, Inc. (b)	24,370	753,033

		2,222,057

	Shares
	or
	Principal
	Amount		Value
Therapeutics (4.0%)
Genentech, Inc. (b)	21,420		1,122,836
Gilead Sciences, Inc. (b)	18,320		684,802
NPS Pharmaceuticals, Inc. (b)	11,610		252,866

			2,060,504

Total Common Stocks			48,859,484

Repurchase Agreement (4.8%)
Nomura Securities, 1.80%, dated
09/30/04, due 10/01/04, repurchase price $2,480,934 (Fully collateralized by AA
Rated Corporate Bonds & U.S. Agency Mortgages)	$2,480,810		2,480,810

Total Repurchase Agreement			2,480,810

Short-Term Securities Held as Collateral for Securities Lending (7.2%)
Pool of various securities for Gartmore
Variable Insurance Trust Funds — Notes to
Statement of Investments (Securities Lending)	3,753,142		3,753,142

Total Short-Term Securities Held as Collateral for Securities Lending			3,753,142

Total Investments (Cost $55,868,781) (a) - 106.1%			55,093,436
Other liabilities in excess of assets — (6.1)%			(3,201,386)

NET ASSETS - 100.0%		$	51,892,050

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CH	Switzerland

UK	United Kingdom

Gartmore Variable Insurance Trust
Gartmore GVIT Global Technology and Communications Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (96.4%)
Aerospace/Defence (2.7%)
General Dynamics Corp.	4,430	$452,303
Rockwell Collins, Inc.	14,530	539,644

		991,947

Applications Software (0.8%)
MICROS Systems, Inc. (b)	5,800	290,406

Computer Hardware (6.9%)
Apple Computer, Inc. (b)	12,140	470,425
Dell, Inc. (b)	58,000	2,064,800

		2,535,225

Computer Services (9.6%)
Affiliated Computer Services, Inc., Class A (b)	7,100	395,257
Cognizant Technology Solutions Corp., Class A (b)	27,940	852,449
Insight Enterprises, Inc. (b)	21,020	353,977
Kanbay International, Inc. (b)	8,400	178,584
Research in Motion Ltd. (b)	5,800	442,772
Yahoo, Inc. (b)	38,050	1,290,276

		3,513,315

Computer Software (15.5%)
Adobe Systems, Inc.	9,400	465,018
AutoDesk, Inc.	11,000	534,930
Business Objects SA, ADR-FRA (b)	25,900	603,729
Captiva Software Corp. (b)	25,600	286,720
Infosys Technologies Ltd., ADR-IND	17,910	1,013,705
Kronos, Inc. (b)	14,500	642,205
Macfee, Inc. (b)	21,400	430,140
Microsoft Corp.	25,800	713,370
Open Solutions, Inc. (b)	7,200	179,784
SAP AG, ADR-GER	30	1,169
Sun Microsystems, Inc. (b)	50,110	202,444
Synaptics, Inc. (b)	9,380	189,101
Take-Two Interactive Software, Inc. (b)	11,000	361,350
THQ, Inc. (b)	40	778

		5,624,443

Computers - Memory Devices (2.9%)
Komag, Inc. (b)	27,300	379,470
Lexar Media, Inc. (b)	22,000	184,580
Lexmark International, Inc., Class A (b)	1,500	126,015
SanDisk Corp. (b)	12,600	366,912

		1,056,977

Consulting Services (2.3%)
Accenture Ltd., Class A (b)	20,130	544,517
BearingPoint, Inc. (b)	33,710	301,367

		845,884

Data Processing & Reproduction (1.1%)
Input/Output, Inc. (b)	38,140	393,223

E-Commerce (6.3%)

	Shares
	or
	Principal
	Amount	Value
eBay, Inc. (b)	13,370	1,229,238
IAC/Interactive Corp. (b)	16,200	356,724
Websense, Inc. (b)	17,310	721,308

		2,307,270

Electronic Components (6.8%)
Agere Systems, Inc., Class A (b)	138,600	145,530
Agilent Technologies, Inc. (b)	6,900	148,833
AMX Corp. (b)	9,100	164,164
AU Optronics Corp., ADR-TAI	41,000	513,320
Cadence Design Systems, Inc. (b)	30	391
Intel Corp.	61,220	1,228,073
TTM Technologies, Inc. (b)	33,700	299,593

		2,499,904

Employment Agencies (0.8%)
51JOB, Inc., ADR-CHN (b)	13,770	285,728

Internet Security (3.2%)
Aladdin Knowledge Systems (b)	9,200	206,089
Symantec Corp. (b)	10,840	594,899
Verisign, Inc. (b)	18,800	373,744

		1,174,732

Internet Services/Software (13.5%)
Akamai Technologies, Inc. (b)	38,990	547,810
Ask Jeeves, Inc. (b)	13,400	438,314
F5 Networks, Inc. (b)	21,200	645,752
Google, Inc., Class A (b)	6,900	894,240
J2 Global Communications, Inc. (b)	35,400	1,118,286
Sapient Corp. (b)	91,200	695,856
Shanda Interactive Entertainment Ltd., ADR-CHN	24,350	584,400

		4,924,658

Investment Companies (0.9%)
Harris & Harris Group, Inc. (b)	33,590	347,321

Networking (3.2%)
Cisco Systems, Inc. (b)	55,950	1,012,695
Juniper Networks, Inc. (b)	7,300	172,280

		1,184,975

Semiconductors (7.2%)
Analog Devices, Inc.	16,200	628,235
Applied Micro Circuits Corp. (b)	27,050	84,667
Broadcom Corp., Class A (b)	12,120	330,755
Fairchild Semiconductor International, Inc. (b)	20,500	290,485
Freescale Semiconductor, Class A (b)	23,500	336,050
National Semiconductor Corp. (b)	35,700	552,993
Texas Instruments, Inc.	19,800	421,344

		2,644,529

Telecommunication Equipment (4.4%)
Alamosa Holdings, Inc. (b)	73,180	559,096
Comverse Technology, Inc. (b)	24,100	453,803
Jamdat Mobile, Inc. (b)	2,790	64,365
Telefonaktiebolaget LM Ericsson, ADR-SWE (b)	17,300	540,452

		1,617,716

Telephone - Integrated (5.3%)
NII Holdings, Inc., Class B (b)	15,760	649,470
Nippon Telegraph and Telephone Corp., ADR-JPN	30	599
Sprint Corp.	38,440	773,797
Verizon Communications, Inc.	13,250	521,785

		1,945,651

Wireless Equipment (3.0%)
American Tower Corp., Class A (b)	18,000	276,300

	Shares
	or
	Principal
	Amount	Value
QUALCOMM, Inc.	21,120	824,525

		1,100,825

Total Common Stocks		35,284,729

Repurchase Agreements (5.3%)
Nomura Securities, 1.80%, dated 9/30/04, due 10/1/04, repurchase price $1,951,105 (Fully collateralized by U.S. Agency Securities)	1,951,008	1,951,008

Total Repurchase Agreements		1,951,008

Short-Term Securities Held as Collateral For Securities Lending (24.3%)
Pool of various securities for Gartmore	8,883,073	8,883,073

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral For Securities Lending		8,883,073

Total Investments (Cost $45,202,873) (A) - 126.0%		46,118,810
Liabilities in excess of other assets - (26.0)%		(9,512,360)

NET ASSETS - 100.0%		$36,606,450

(a) See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b) Denotes a non-income producing security.

ADR CHN FRA IND JPN SWE TAI GER	American Depositary Receipt China France India Japan Sweden Taiwan Germany

Gartmore Variable Insurance Trust
Gartmore GVIT Global Utilities Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (95.5%)
Austria (2.6%)
Oil & Gas Utility (2.2%)
OMV AG	2,278	$526,062

Telecommunications (0.4%)
Telekom Austria AG	7,486	105,019

		631,081

Canada (0.5%)
Telecommunications (0.5%)
BCE, Inc.	5,563	119,783

Finland (1.1%)
Oil & Gas Utility (1.1%)
Fortum Oyj	19,515	273,361

France (3.4%)
Oil & Gas Utility (2.0%)
Total SA	2,315	472,808

Water Utility (1.4%)
Suez SA	16,425	353,045

		825,853

Germany (3.6%)
Gas & Electric Utility (3.6%)
E. ON AG	8,778	646,937
RWE AG	4,822	230,289

		877,226

Hong Kong (0.4%)
Electric Utility (0.4%)
CLP Holdings Ltd.	15,500	88,636

Italy (5.7%)
Electric Utility (1.9%)
Enel SpA	59,535	486,218

Gas Utility (1.6%)
Snam Rete Gas SpA	78,375	379,642

Oil & Gas Drilling (1.7%)
Saipem SpA	36,036	405,904

Telecommunications (0.5%)
Telecom Italia SpA	25,393	78,553
Telecom Italia SpA RNC	18,894	43,414

		121,967

		1,393,731

Japan (5.8%)
Electric Utility (3.9%)
Chubu Electric Power Co., Inc.	10,300	217,895
Kansai Electric Power Co., Inc.	7,600	134,112
Kyushu Electric Power Co., Inc.	7,100	133,026
Tohoku Electric Power Co., Inc.	6,600	108,867
Tokyo Electric Power Co., Inc.	16,700	359,345

		953,245

	Shares
	or
	Principal
	Amount	Value
Gas Utility (0.8%)
Osaka Gas Co. Ltd.	40,000	108,930
Tokyo Gas Co. Ltd.	24,000	85,235

		194,165

Telecommunications (1.1%)
Nippon Telegraph & Telephone Corp.	67	267,049

		1,414,459

Luxemburg (1.2%)
Oil & Gas Utility (1.2%)
Stolt Offshore SA (b)	60,789	297,336

Norway (2.3%)
Oil & Gas Utility (1.9%)
Norsk Hydro ASA	6,306	460,113

Telecommunications (0.4%)
Telenor ASA	12,153	92,730

		552,843

Portugal (2.2%)
Telecommunications (2.2%)
Portugal Telecom SA	49,767	549,070

Singapore (0.5%)
Telecommunications (0.5%)
Singapore Telecommunications Ltd.	82,714	115,082

Spain (5.0%)
Gas & Electric Utility (0.5%)
Union Fenosa SA	5,712	130,103

Telecommunications (4.5%)
Telefonica SA	73,209	1,098,580

Television (0.0%)
Antena 3 Television SA (b)	87	5,188

		1,233,871

United Kingdom (28.8%)
Electric Utility (7.1%)
International Power PLC (b)	171,998	451,722
National Grid Transco PLC	34,990	295,875
Scottish & Southern Energy PLC	29,052	410,068
Scottish Power PLC	75,152	574,844

		1,732,509

Gas Utility (1.1%)
Centrica PLC	59,523	270,776

Metals & Mining (1.4%)
Rio Tinto PLC	13,090	351,826

Telecommunications (9.9%)
Vodafone Group PLC	1,018,689	2,443,006

Transportation (1.3%)
Peninsular & Oriental Steam Navigation Co.	64,490	306,834

Water Utility (8.0%)
AWG PLC	35,901	445,929
AWG PLC Redeemable Shares	90,424	0
Northumbrian Water Group PLC	151,718	405,907
Pennon Group PLC	27,359	426,734
Severn Trent PLC	6,499	103,368
United Utilities PLC	27,990	281,387
United Utilities PLC, Class A	42,745	284,198

		1,947,523

		7,052,474

United States (32.4%)
Electric Utility (4.5%)

	Shares
	or
	Principal
	Amount		Value
Dominion Resources, Inc.	7,823		510,451
Edison International	3,756		99,572
Entergy Corp.	3,409		206,619
PPL Corp.	5,147		242,835
Southern Co. (The)	1,409		42,242

			1,101,719

Gas & Electric Utility (5.6%)
Exelon Corp.	11,446		419,954
Questar Corp.	11,560		529,679
TXU Corp.	8,515		408,039

			1,357,672

Gas Utility (0.3%)
FirstEnergy Corp.	1,579		64,865

Oil & Gas Drilling (1.7%)
GlobalSantaFe Corp.	13,460		412,549

Oil & Gas Utility (6.4%)
ConocoPhillips (b)	5,913		489,892
EOG Resources, Inc. (b)	7,597		500,261
Premcor, Inc. (b)	8,837		340,225
Sunoco, Inc.	1,664		123,103
Valero Energy Corp.	1,556		124,807

			1,578,288

Telecommunications (13.9%)
AT&T Corp.	10,907		156,188
BellSouth Corp. (b)	20,764		563,120
Nextel Communications, Inc., Class A (b)	20,244		482,617
SBC Communications, Inc. (b)	35,973		933,499
Sprint Corp.	9,407		189,363
Verizon Communications, Inc. (b)	27,820		1,095,552

			3,420,339

			7,935,432

Total COMMON STOCKS			23,360,238

Repurchase Agreement (4.1%)
Nomura Securities, 1.80%, dated	$999,699		999,699

09/30/04, due 10/01/04, repurchase price $999,749 (Fully collaterialzed by AA
Rated Corporate Bonds & U.S. Agency Mortgages)
Total Repurchase Agreement			999,699

Total Investments (Cost $23,259,015) (a) - 99.6%			24,359,937
Other assets in excess of liabilities - 0.4%			99,130

NET ASSETS — 100.0%		$	24,459,067

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR American Depositary Receipt

At September 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Long Contracts:
British Pound	10/01/04	294,240	293,557	(683)
Brtish Pound	10/04/04	296,309	296,623	314
Euro	10/04/04	397,354	400,731	3,377

Total Long Contracts		987,903	990,911	3,008

Short Contracts:
Canadian Dollar	10/04/04	(330,861)	(332,837)	(1,976)

Total Short Contracts		(330,861)	(332,837)	(1,976)

Gartmore Variable Insurance Trust
GVIT Small Cap Value Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (97.3%)
Advertising Services (0.1%)
R. H. Donnelley Corp. (b)	7,700	$380,072

Aerospace/Defense (1.3%)
AAR Corp. (b)	15,100	187,995
Alliant Techsystems, Inc. (b)	16,650	1,007,325
BE Aerospace, Inc. (b)	193,400	1,759,940
Curtiss-Wright Corp.	14,000	801,220
Ducommun, Inc. (b)	5,100	113,985
Esterline Technologies Corp. (b)	17,200	526,148
HEICO Corp.	8,000	141,440
Kaman Corp., Class A	28,200	336,708
Moog, Inc., Class A (b)	28,150	1,021,845
Orbital Sciences Corp. (b)	134,000	1,530,280
Teledyne Technologies, Inc. (b)	60,700	1,519,928
Titan Corp. (b)	67,400	941,578
Triumph Group, Inc. (b)	8,800	297,704

		10,186,096

Airlines (0.7%)
Alaska Air Group, Inc. (b)	8,500	210,630
Continental Airlines, Inc., Class B (b)	193,400	1,647,768
ExpressJet Holdings, Inc. (b)	147,000	1,471,470
Flyi, Inc. (b)	146,000	570,860
Northwest Airlines Corp., Class A (b)	19,900	163,379
Pinnacle Airlines Co. (b)	22,600	228,260
SkyWest, Inc.	49,300	741,965

		5,034,332

Alternative Power Generation (0.3%)
Calpine Corp. (b)	909,840	2,638,536

Applications Software (0.1%)
Progress Software Corp. (b)	14,200	282,580
SS&C Technologies, Inc.	20,650	403,295

		685,875

Auto Dealers (0.1%)
Lithia Motors, Inc., Class A	21,400	454,964
United Auto Group, Inc.	6,900	173,121

		628,085

Auto Parts & Equipment (1.2%)
Aftermarket Technology Corp. (b)	22,400	281,792
American Axle & Manufacturing Holdings, Inc.	8,800	257,488
Asbury Automotive Group, Inc. (b)	41,000	553,500
Autoliv, Inc.	39,800	1,607,920
Collins & Aikman Corp. (b)	492,500	2,058,650
Keystone Automotive Industries, Inc. (b)	7,300	160,600
Navistar International Corp. (b)	69,600	2,588,424
Superior Industries International, Inc.	8,800	263,560
Tenneco Automotive, Inc. (b)	63,000	825,300
Visteon Corp.	100,500	802,995

	Shares
	or
	Principal
	Amount	Value
		9,400,229

Banks (5.2%)
ABC Bancorp	7,100	143,207
Amcore Financial, Inc.	11,300	320,694
Americanwest Bancorp (b)	17,200	324,392
BancFirst Corp.	4,500	288,540
Bank of the Ozarks, Inc.	9,000	267,570
Banner Corp.	17,100	502,740
BOK Financial Corp. (b)	25,390	1,132,648
Capital Corp. of the West	2,200	94,600
Capitol Bancorp Ltd.	8,800	258,192
Chemical Financial Corp.	26,800	978,736
City Holding Co.	4,500	148,005
Colonial Bancgroup, Inc.	185,900	3,801,654
Columbia Banking System, Inc.	8,930	212,445
Community Bank System, Inc.	31,500	791,595
Community Trust Bancorp, Inc.	7,700	239,316
Corus Bankshares, Inc.	35,500	1,531,115
Cullen/Frost Bankers, Inc.	86,300	4,010,360
Eurobancshares, Inc. (b)	18,600	345,774
Financial Institutions, Inc.	2,000	44,820
First Citizens BancShares, Class A	1,100	129,800
First Oak Brook Bank (b)	4,500	138,780
First Republic Bancorp, Inc.	15,100	694,600
First State Bancorp	16,100	507,633
FirstMerit Corp.	107,600	2,830,418
Gold Banc Corp.	78,600	1,060,314
Great Southern Bancorp, Inc.	7,900	246,875
Greater Bay Bancorp	28,200	810,750
Hanmi Financial Corp.	48,300	1,458,660
Iberiabank Corp.	24,500	1,414,140
Independent Bank Corp. (Mass.)	27,700	856,207
Independent Bank Corp. (Mich.) (b)	27,660	746,820
Irwin Financial Corp.	32,400	836,568
Lakeland Financial Corp. (b)	1,100	37,290
Mainsource Financial Group, Inc.	3,330	68,265
MB Financial, Inc.	8,750	346,850
MBT Financial Corp.	22,800	447,564
Mercantile Bank Corp.	20,695	721,014
Mid-State Bancshares	18,600	478,578
Nara Bankcorp, Inc.	33,200	668,980
Old Second Bancorp, Inc.	3,500	97,895
Oriental Financial Group	18,000	487,080
Peoples Bancorp, Inc.	5,500	144,760
Provident Bankshares Corp.	18,600	624,030
R & G Finanical Corp., Class B	30,750	1,188,488
Republic Bancorp, Inc.	68,770	1,059,058
Republic Bancorp, Inc., Class A	4,800	111,360
Royal Bancshares of Pennsylvania, Class A	5,150	124,991
SCBT Financial Corp.	3,900	115,050
Silicon Valley Bancshares (b)	8,800	327,096
Simmons First National Corp., Class A	7,700	196,966
Southside Bancshares, Inc.	8,295	168,886
Southwest Bancorp	37,600	829,080
State Financial Services Corp.	11,300	310,072
Sterling Financial Corp.	15,950	428,098
Summit Bancshares, Inc.	8,700	289,275
Sun Bancorp, Inc. (b)	5,320	116,668
Taylor Capital Group, Inc.	9,700	232,800
Trico Bancshares	6,900	144,348
Umpqua Holdings Corp.	11,700	263,952

	Shares
	or
	Principal
	Amount	Value
United Bankshares, Inc.	22,700	786,555
W Holding Co., Inc.	34,243	650,617
West Coast Bancorp (b)	44,400	924,852
Western Sierra Bancorp (b)	3,400	113,186
Wintrust Financial Corp.	2,200	126,016

		39,797,688

Biotechnology Research & Production (0.4%)
Enzon, Inc. (b)	198,900	3,172,455

Broadcast Media / Television (0.9%)
4Kids Entertainment, Inc. (b)	15,500	313,100
Citadel Broadcasting Corp. (b)	186,700	2,393,494
Cumulus Media, Inc. (b)	191,400	2,754,246
Entercom Communications Corp. (b)	2,400	78,384
Mediacom Communications, Class A (b)	91,100	594,883
Sinclair Broadcast Group, Inc.	5,900	43,070
World Wrestling Entertainment, Inc.	25,600	312,832

		6,490,009

Building (2.2%)
Apogee Enterprises	180,200	2,329,986
Beazer Homes USA, Inc.	5,500	587,895
Building Materials Holding Corp.	8,000	220,160
Dominion Homes, Inc. (b)	4,000	95,280
Dycom Industries, Inc. (b)	11,300	320,807
Eagle Materials, Inc.	5,500	392,150
Elkcorp	48,700	1,351,912
Fleetwood Enterprises, Inc. (b)	25,500	387,090
Genlyte Group, Inc. (b)	3,200	206,048
Integrated Electrical Services (b)	20,800	100,048
Lennox International, Inc.	71,400	1,066,716
Levitt Corp., Class A	14,475	339,584
Meritage Corp. (b)	8,500	668,100
NCI Building Systems (b)	3,800	121,220
Standard Pacific Corp.	21,400	1,206,318
Texas Industries, Inc.	15,600	802,464
Universal Forest Products, Inc.	66,300	2,267,460
USG Corp. (b)	29,600	539,608
Watsco, Inc.	7,300	219,219
WCI Communities, Inc. (b)	35,400	824,820
York International Corp.	95,610	3,020,319

		17,067,204

Business Services (0.5%)
BISYS Group, Inc. (b)	29,100	425,151
Bowne & Co., Inc.	32,900	427,371
Filenet Corp. (b)	97,720	1,706,191
infoUSA, Inc. (b)	4,800	42,768
Manpower, Inc.	17,700	787,473
Spherion Corp. (b)	49,000	383,180

		3,772,134

Casinos & Gambling (0.2%)
Ameristar Casinos, Inc.	7,300	220,825
Aztar Corp. (b)	33,800	895,700
Boyd Gaming Corp.	11,300	318,095
Isle of Capris Casino (b)	8,500	164,645

		1,599,265

Chemicals (3.1%)
Crompton Corp.	28,000	265,720
Cytec Industries, Inc.	27,100	1,326,545
FMC Corp. (b)	22,500	1,092,825
Georgia Gulf Corp.	87,700	3,910,543
Great Lakes Chemical Corp.	97,600	2,498,560

	Shares
	or
	Principal
	Amount	Value
H. B. Fuller Co.	27,200	745,280
Hercules, Inc. (b)	133,300	1,899,525
Lyondell Chemical Co.	53,800	1,208,348
Millennium Chemicals, Inc. (b)	93,800	1,989,498
Minerals Technologies, Inc.	10,500	618,030
Newmarket Corp. (b)	19,800	413,424
Octel Corp.	39,400	836,856
Olin Corp.	106,000	2,120,000
OM Group, Inc. (b)	38,400	1,403,904
PolyOne Corp. (b)	326,900	2,458,288
Valhi, Inc.	15,400	231,462
W.R. Grace & Co. (b)	68,000	642,600
Wellman, Inc.	34,800	295,104

		23,956,512

Coal (0.7%)
Massey Energy Co.	137,300	3,972,089
Peabody Energy Corp.	27,200	1,618,400

		5,590,489

Commercial Services (1.7%)
Arbitron, Inc. (b)	8,500	311,185
Century Business Services, Inc. (b)	45,300	203,397
Chemed Corp.	59,600	3,322,104
Clark, Inc. (b)	77,000	1,042,580
Coinstar, Inc. (b)	18,700	435,710
Consolidated Graphics, Inc. (b)	15,600	653,640
LodgeNet Entertainment Corp. (b)	38,100	502,920
Maximus, Inc. (b)	3,400	97,954
MemberWorks, Inc. (b)	2,100	55,104
NCO Group, Inc. (b)	129,500	3,490,025
PDI, Inc. (b)	9,500	256,405
Quanta Services, Inc. (b)	272,300	1,647,415
Sourcecorp (b)	13,700	303,318
TeleTech Holdings, Inc. (b)	38,700	365,328
Volt Information Sciences, Inc. (b)	5,500	158,235

		12,845,320

Communications Technology (1.1%)
Artesyn Technologies, Inc. (b)	123,450	1,232,031
Avid Technology, Inc. (b)	34,400	1,612,328
CommScope, Inc. (b)	126,315	2,728,404
Harris Corp.	31,300	1,719,622
Inter-Tel, Inc.	34,500	745,890

		8,038,275

Computer Software & Services (4.0%)
Agilysys, Inc.	33,800	584,402
Ascential Software Corp. (b)	169,700	2,285,859
Aspen Technologies, Inc. (b)	20,900	146,091
Black Box Corp.	11,300	417,535
Borland Software Corp. (b)	52,400	437,540
CACI International, Inc. (b)	6,400	337,792
Ciber, Inc. (b)	30,300	227,856
Compucom Systems, Inc. (b)	78,000	357,240
Electronics for Imaging, Inc. (b)	13,600	220,864
Gateway, Inc. (b)	330,400	1,635,480
Hutchinson Technology, Inc. (b)	32,100	858,033
Hyperion Solutions Corp. (b)	1,100	37,389
Internet Security Systems, Inc. (b)	3,900	66,300
IONA Technologies PLC ADR — IE (b)	308,100	1,263,210
Komag, Inc. (b)	90,800	1,262,120
Magma Design Automation, Inc. (b)	4,500	67,860
ManTech International Corp. (b)	21,400	400,608
Manugistics Group, Inc. (b)	435,300	1,036,014

	Shares
	or
	Principal
	Amount	Value
Maxtor Corp. (b)	243,400	1,265,680
Mcdata Corp., Class A (b)	344,500	1,732,835
Mcdata Corp., Class B (b)	23,100	108,570
Mentor Graphics Corp. (b)	210,240	2,305,282
Micromuse, Inc. (b)	359,420	1,322,666
MRO Software, Inc. (b)	144,100	1,441,000
MTS Systems Corp.	9,600	204,000
NetIQ Corp. (b)	12,800	136,960
Nuance Comunications, Inc. (b)	199,400	847,450
Palmone, Inc. (b)	8,800	267,872
Parametric Technology Corp. (b)	413,800	2,184,864
Perot Systems Corp., Class A (b)	42,800	687,368
Quantum Corp. (b)	54,900	126,819
RadiSys Corp. (b)	26,700	372,465
Silicon Graphics, Inc. (b)	115,500	165,165
Silicon Storage Technology, Inc. (b)	16,800	107,016
Sykes Enterprises, Inc. (b)	17,900	82,161
Synopsys, Inc. (b)	199,200	3,153,335
THQ, Inc. (b)	81,100	1,578,206
Trizetto Group, Inc. (b)	72,100	420,343
TTM Technologies (b)	8,700	77,343
Tyler Technologies, Inc. (b)	20,600	182,104
United Online, Inc. (b)	17,300	166,426

		30,578,123

Computer Technology (0.3%)
Cray, Inc. (b)	319,400	1,127,482
Intergraph Corp. (b)	41,700	1,132,989

		2,260,471

Construction (0.8%)
MasTec, Inc. (b)	315,100	1,654,275
Terex Corp. (b)	81,900	3,554,460
Washington Group International, Inc. (b)	25,200	872,424

		6,081,159

Consulting Services (0.5%)
Bearingpoint, Inc. (b)	131,600	1,176,504
Charles River Associates, Inc. (b)	4,500	172,305
Gartner Group, Inc., Class A (b)	31,200	364,728
Tetra Technology, Inc. (b)	145,500	1,843,485

		3,557,022

Consumer Products (0.9%)
American Greetings Corp.	41,900	1,052,528
Applica, Inc. (b)	13,800	55,752
CSS Industries, Inc.	3,900	120,666
Department 56, Inc. (b)	2,900	47,270
Elizabeth Arden, Inc. (b)	114,300	2,407,158
Intertape Polymer Group, Inc. (b)	123,970	947,131
Playtex Products, Inc. (b)	25,400	160,020
Rayovac Corp. (b)	24,400	642,940
RC2 Corp. (b)	15,800	519,820
Revlon, Inc. (b)	39,100	98,532
Toro Co.	14,500	990,350
Tupperware Corp.	6,500	110,370

		7,152,537

Containers & Packaging (0.5%)
Chesapeake Corp.	28,300	679,766
Crown Holdings, Inc. (b)	128,200	1,321,742
Greif, Inc., Class A	17,900	754,485
Silgan Holdings, Inc.	27,000	1,250,100

		4,006,093

Distribution/Wholesale (0.2%)

	Shares
	or
	Principal
	Amount	Value
Aviall, Inc. (b)	37,700	769,080
Handleman Co.	10,600	216,876
United Stationers, Inc. (b)	18,600	807,240

		1,793,196

Drugs & Pharmaceuticals (2.6%)
Adolor Corp. (b)	20,000	225,000
Alexion Pharmaceuticals, Inc. (b)	2,200	39,600
Alpharma, Inc., Class A	86,600	1,583,914
Atherogenics, Inc. (b)	14,604	481,202
Auxilium Pharmaceuticals, Inc. (b)	32,400	276,372
Biovail Corp. ADR - CA (b)	94,200	1,629,660
Cephalon, Inc. (b)	83,000	3,975,700
Cubist Pharmaceuticals, Inc. (b)	39,400	389,272
Cypress Bioscience, Inc. (b)	56,000	653,520
Inveresk Resh Group, Inc. (b)	4,900	180,761
K-V Pharmaceutical Co. (b)	70,000	1,253,000
King Pharmaceuticals, Inc. (b)	119,600	1,428,024
Par Pharmaceutical Cos., Inc. (b)	96,600	3,470,838
Rigel Pharmaceuticals, Inc. (b)	11,400	288,420
Savient Pharmaceuticals, Inc. (b)	614,800	1,414,040
Telik, Inc. (b)	18,258	407,153
Valeant Pharmaceuticals Intl.	15,600	376,272
Watson Pharmaceutical, Inc. (b)	53,600	1,579,056

		19,651,804

E-Commerce & Services (0.3%)
Ebookers.Com PLC ADR - GB (b)	268,800	2,155,776

Electronics (1.7%)
Amphenol Corp., Class A (b)	41,600	1,425,216
Bel Fuse, Class B	10,400	344,032
Benchmark Electronics, Inc. (b)	67,650	2,015,970
CTS Corp.	33,100	417,060
Del Global Technologies Corp. (b)	164	443
EarthLink, Inc. (b)	327,700	3,375,310
Riverstone Networks, Inc. (b)	2	2
Sanmina Corp. (b)	541,500	3,817,574
Stoneridge, Inc. (b)	23,400	329,940
Sypris Solutions, Inc.	12,600	171,990
Trimble Navigation Ltd. (b)	3,750	118,500
Vishay Intertechnology, Inc. (b)	63,500	819,150
WESCO International, Inc. (b)	4,500	109,125

		12,944,312

Engineering (0.0%)
Emcor Group, Inc. (b)	4,500	169,290

Environmental Controls (0.1%)
Mine Safety Appliances Co.	21,200	863,264

Fertilizers (0.4%)
IMC Global, Inc. (b)	188,500	3,278,015

Filtration and Separation Products (0.1%)
Clarcor, Inc.	17,070	813,727

Finance (2.0%)
Accredited Home Lenders Holding Co. (b)	13,400	516,168
Advanta Corp., Class B	21,600	522,504
Collegiate Funding Services (b)	121,230	1,522,649
CompuCredit Corp. (b)	17,900	333,298
eSPEED, Inc. (b)	2,500	24,575
John H. Harland Co.	19,800	620,730
Knight Trading Group, Inc. (b)	449,600	4,149,807
Metris Cos., Inc. (b)	178,300	1,743,774
New Century Financial Corp.	49,700	2,992,934

	Shares
	or
	Principal
	Amount	Value
Triad Guaranty, Inc. (b)	32,722	1,815,417
World Acceptance Corp. (b)	38,700	899,775

		15,141,631

Foods (1.2%)
Chiquita Brands International, Inc. (b)	69,400	1,208,254
Corn Products International, Inc.	10,300	474,830
Del Monte Foods Co. (b)	160,400	1,682,596
Flowers Foods, Inc.	9,700	250,745
J & J Snack Foods Corp. (b)	5,100	218,688
Nasch-Finch Co.	6,400	201,280
NBTY, Inc. (b)	88,100	1,899,436
Performance Food Group Co. (b)	89,700	2,125,890
Ralcorp Holding, Inc. (b)	8,800	317,680
Sanderson Farms, Inc.	8,000	267,600
Sensient Technologies Corp.	5,500	119,020

		8,766,019

Funeral Services (0.2%)
Alderwoods Group, Inc. (b)	17,800	174,974
Stewart Enterprises, Inc., Class A (b)	163,800	1,138,410

		1,313,384

Healthcare (0.6%)
Beverly Enterprises, Inc. (b)	20,600	155,942
First Health Group Corp. (b)	24,800	399,032
Gentiva Health Services (b)	23,500	384,695
Kindred Healthcare, Inc. (b)	39,000	951,600
LifePoint Hospitals, Inc. (b)	32,200	966,322
Mariner Health Care, Inc. (b)	25,400	711,454
Pediatrix Medical Group, Inc. (b)	17,600	965,360
Province Healthcare Co. (b)	9,500	198,740
Sierra Health Services, Inc. (b)	3,900	186,927

		4,920,072

Hotels & Motels (0.0%)
Prime Hospitality Corp. (b)	29,100	354,147

Household Furnishings (0.1%)
American Woodmark Corp.	12,000	444,300
Furniture Brands International, Inc.	6,400	160,512
Kimball International, Inc., Class B	18,600	258,168

		862,980

Identification Systems (0.2%)
Checkpoint Systems, Inc. (b)	14,500	225,765
Hubbell, Inc.	22,000	986,260
Paxar Corp. (b)	3,500	79,380

		1,291,405

Industrial Specialties (0.2%)
Graftech International Ltd. (b)	91,700	1,279,215
Unova, Inc. (b)	21,000	295,050

		1,574,265

Instruments (0.7%)
Analogic Corp.	11,600	483,604
Fisher Scientific International, Inc. (b)	27,700	1,615,741
PerkinElmer, Inc.	123,700	2,130,114
Photon Dynamics, Inc. (b)	42,916	871,195
Watts Industries	12,800	343,680

		5,444,334

Insurance: Life (1.1%)
Amerus Group Co.	27,000	1,107,000
Conseco, Inc. (b)	20,350	359,381
Delphi Financial Group	35,050	1,407,959
Phoenix Co., Inc.	87,200	908,624

	Shares
	or
	Principal
	Amount	Value
Scottish Annuity & Life Holdings	60,500	1,280,785
UICI	19,100	625,334
Universal American Financial Corp. (b)	16,700	215,931
Unum Provident Corp.	169,000	2,651,610

		8,556,624

Insurance: Multi-Line (1.2%)
Allmerica Financial Corp. (b)	37,400	1,005,312
Aspen Insurance Holdings Ltd.	88,525	2,036,960
Assurant, Inc.	60,310	1,568,060
Reinsurance Group of America, Inc.	50,500	2,080,600
United Fire & Casualty Corp.	4,500	257,985
Wellchoice, Inc. (b)	53,100	1,982,223

		8,931,140

Insurance: Property-Casualty (1.3%)
Argonaut Group, Inc. (b)	25,500	476,085
Baldwin & Lyons, Inc., Class B	5,100	128,724
Direct General Corp.	11,200	323,904
LandAmerica Financial Group, Inc.	20,900	950,950
Midland Co.	9,500	259,825
Navigators Group, Inc. (The) (b)	2,900	84,796
Nymagic, Inc.	4,800	105,072
PMA Capital Corp., Class A	104,800	791,240
PMI Group, Inc.	15,600	633,048
ProAssurance Corp. (b)	63,800	2,234,276
RLI Corp.	8,800	330,440
Safety Insurance Group, Inc.	19,000	422,370
Selective Insurance Group, Inc.	19,000	706,800
State Auto Financial Corp.	7,300	211,335
Stewart Information Services Corp.	31,900	1,256,860
Zenith National Insurance Co.	30,200	1,277,762

		10,193,487

Internet Software/Services (0.8%)
Art Technology Group, Inc. (b)	507,000	456,300
CNET Networks, Inc. (b)	154,800	1,416,420
Harris Interactive, Inc. (b)	5,800	38,222
Macromedia, Inc. (b)	102,100	2,050,168
Redback Networks, Inc. (b)	14,500	75,690
Safeguard Scientifics, Inc. (b)	26,000	48,620
Secure Computing Corp. (b)	24,200	183,678
Webmethods, Inc. (b)	377,700	2,009,364

		6,278,462

Investment Banks/Brokers (2.4%)
Affiliated Managers Group, Inc. (b)	56,750	3,038,395
American Capital Strategies Ltd.	93,300	2,924,022
E*TRADE Group, Inc. (b)	288,100	3,290,102
Friedman, Billings, Ramsey Group, Inc.	142,905	2,729,486
Labranche & Co., Inc. (b)	185,900	1,570,855
National Financial Partners	56,300	2,014,414
Piper Jaffray Cos. (b)	44,700	1,769,673
Technology Investment Capital Corp.	43,562	609,868

		17,946,815

Lasers - Systems/Components (0.2%)
Cymer, Inc. (b)	49,300	1,412,938

Leisure (0.8%)
AMC Entertainment, Inc. (b)	39,200	750,288
Argosy Gaming Co. (b)	9,700	380,240
Callaway Golf Co.	52,500	554,925
K2, Inc. (b)	120,500	1,724,355
Multimedia Games, Inc. (b)	139,300	2,159,150
Six Flags, Inc. (b)	25,900	140,896

	Shares
	or
	Principal
	Amount	Value
		5,709,854

Linen Supply & Related Items (0.2%)
Angelica Corp.	49,600	1,234,048
Unifirst Corp.	12,300	351,780

		1,585,828

Machinery (1.8%)
AGCO Corp. (b)	136,800	3,094,416
Applied Industrial Technologies, Inc.	58,800	2,101,512
Cascade Corp.	36,200	1,004,912
Flowserve Corp. (b)	11,100	268,398
Gardner Denver Machinery, Inc. (b)	1,800	49,626
Global Power Equipment Group, Inc. (b)	21,200	157,092
JLG Industries, Inc.	65,700	1,103,760
Joy Global, Inc.	58,400	2,007,792
Kadant, Inc. (b)	1,800	33,048
Lufkin Industries, Inc.	7,700	286,594
NACCO Industries, Inc., Class A	5,500	473,825
Regal-Beloit Corp.	12,300	297,537
Sauer-Danfoss, Inc.	14,000	239,120
Tecumseh Products Co.	7,700	322,399
Wabtec Corp.	107,500	2,009,175

		13,449,206

Manufacturing (2.4%)
A.O. Smith Corp.	11,700	284,895
Actuant Corp. (b)	11,700	482,157
Acuity Brands, Inc.	19,100	454,007
Ameron International Corp.	7,000	230,300
Barnes Group, Inc.	31,000	851,570
Carlisle Cos., Inc.	44,000	2,812,920
ESCO Technologies, Inc. (b)	6,700	453,992
Gerber Scientific, Inc. (b)	51,700	340,703
Griffon Corp. (b)	18,700	394,570
Harsco Corp.	43,100	1,935,190
Jacuzzi Brands, Inc. (b)	262,900	2,444,970
Oshkosh Truck Corp.	47,200	2,693,232
Pentair, Inc.	48,900	1,707,099
Quanex Corp.	19,800	1,015,344
Teleflex, Inc.	34,000	1,445,000
Tower Automotive, Inc. (b)	26,900	56,221
Walter Industries, Inc.	26,400	422,928

		18,025,098

Marketing Services (0.4%)
aQuantive, Inc. (b)	15,600	150,540
Digital River, Inc. (b)	38,600	1,149,508
Digitas, Inc. (b)	178,700	1,381,351
E.Piphany, Inc. (b)	11,700	47,151

		2,728,550

Medical & Dental Instruments & Supplies (1.1%)
CONMED Corp. (b)	22,700	597,010
CTI Molecular Imaging, Inc. (b)	9,600	77,472
Invacare Corp.	2,200	101,200
Kyphon, Inc. (b)	12,300	304,794
Luminex Corp. (b)	22,300	158,999
Neurometrix, Inc. (b)	23,700	237,000
Orthovita, Inc. (b)	69,200	309,670
Palatin Technologies, Inc. (b)	8,500	24,735
PSS World Medical, Inc. (b)	28,800	289,152
Quidel Corp. (b)	382,900	1,734,537
Sola International, Inc. (b)	28,200	537,210
STERIS Corp. (b)	69,000	1,513,860

	Shares
	or
	Principal
	Amount	Value
Surmodics, Inc. (b)	1,100	26,125
Viasys Healthcare, Inc. (b)	45,000	752,850
Wilson Greatbatch Technologies, Inc. (b)	101,850	1,822,097

		8,486,711

Medical — Biomedical/Genetic (0.8%)
Bio-Rad Laboratories, Inc., Class A (b)	55,100	2,815,610
Celera Genomics Group (b)	10,400	121,576
Cell Genesys, Inc. (b)	7,000	62,790
Cytogen Corp. (b)	26,700	281,418
Cytokinetics, Inc. (b)	21,600	287,280
Genelabs Technologies (b)	169,300	441,873
Human Genome Sciences, Inc. (b)	26,700	291,297
Protein Design Labs, Inc. (b)	65,600	1,284,448
SuperGen, Inc. (b)	22,700	140,286

		5,726,578

Medical Information Systems (0.4%)
Computer Programs & Systems, Inc.	12,800	256,768
PER-SE Technologies, Inc. (b)	189,900	2,605,428

		2,862,196

Metals (1.2%)
Circor International, Inc.	11,900	232,050
Commercial Metals Co.	60,100	2,387,172
Kaydon Corp.	58,700	1,688,799
Maverick Tube Corp. (b)	34,090	1,050,313
Nn, Inc.	25,500	291,975
Penn Energineering & Manufacturing Corp.	6,600	122,892
RTI International Metals, Inc. (b)	20,900	404,833
Ryerson Tull, Inc.	28,400	487,628
Timken Co.	80,700	1,986,834
Valmont Industries, Inc.	31,000	646,970

		9,299,466

Music (0.0%)
Steinway Musical Instruments, Inc. (b)	12,800	348,160

Networking Products (0.8%)
Adaptec, Inc. (b)	67,600	513,760
Anixter International, Inc.	15,100	529,859
Enterasys Networks, Inc. (b)	490,500	784,800
Foundry Networks, Inc. (b)	80,300	762,047
Hypercom Corp. (b)	143,500	1,059,030
Safenet, Inc. (b)	86,245	2,275,143

		5,924,639

Office Equipment & Services (0.1%)
Global Imaging Systems, Inc. (b)	1,800	55,944
Imagistics International, Inc (b)	17,200	577,920

		633,864

Oil & Gas (6.3%)
Airgas, Inc.	78,800	1,896,716
Cal Dive International, Inc. (b)	4,300	153,166
Cascade Natural Gas Corp.	11,800	250,514
Chesapeake Energy Corp.	186,600	2,953,878
Cimarex Energy Co. (b)	18,600	649,884
Comstock Resources, Inc. (b)	22,500	470,700
Denbury Resources, Inc. (b)	52,100	1,323,340
Energen Corp.	26,900	1,386,695
Global Industries Ltd. (b)	355,500	2,196,990
Grant Prideco, Inc. (b)	105,400	2,159,646
Hanover Compressor Co. (b)	12,300	165,435
Houston Exploration Co. (b)	14,500	860,575
KCS Energy, Inc. (b)	149,600	2,080,936

	Shares
	or
	Principal
	Amount	Value
Key Energy Services, Inc. (b)	553,655	6,117,887
Lone Star Technologies, Inc. (b)	9,900	374,220
Magnum Hunter Resources, Inc. (b)	67,400	777,796
Meridian Resource Corp. (b)	301,300	2,660,479
National-Oilwell, Inc. (b)	80,500	2,645,230
New Jersey Resources Corp.	52,200	2,161,080
Newfield Exploration Co. (b)	38,300	2,345,492
Northwest Natural Gas Co.	17,500	555,275
Oceaneering International, Inc. (b)	8,800	324,192
Oil States International, Inc. (b)	27,300	510,510
Parker Drilling Co. (b)	577,000	2,117,590
Patterson-UTI Energy, Inc.	203,600	3,882,652
RPC Energy Services, Inc.	21,200	379,056
South Jersey Industries, Inc.	23,800	1,136,450
Stone Energy Corp. (b)	19,100	835,816
Swift Energy Co. (b)	35,100	840,996
Tesoro Petroleum Corp. (b)	49,200	1,452,876
Todco (b)	28,100	487,535
Universal Compression Holdings (b)	9,700	330,479
Veritas DGC, Inc. (b)	19,800	451,044
Vintage Petroleum, Inc.	40,500	812,835

		47,747,965

Paints & Coatings (0.0%)
Kronos Worldwide, Inc.	432	17,150

Paper & Related Products (0.4%)
Glatfelter	105,200	1,303,428
Rock-Tenn Co.	11,100	174,714
Schweitzer-Mauduit International, Inc.	26,400	855,360
Wausau-Mosinee Paper Corp.	35,000	582,750

		2,916,252

Pharmacy Services (0.9%)
Accredo Health, Inc. (b)	70,700	1,666,399
Omnicare, Inc.	190,200	5,394,072

		7,060,471

Private Corrections (0.0%)
Cornell Corrections, Inc. (b)	9,300	115,320
Geo Group, Inc. (The) (b)	11,300	231,085

		346,405

Publishing (0.4%)
Banta Corp.	4,500	178,875
Donnelley (R.R.) & Sons Co.	31,861	997,887
Journal Register Co. (b)	9,700	183,330
Proquest Co. (b)	45,125	1,159,712
Pulitzer, Inc.	6,400	316,160

		2,835,964

Railroads (0.1%)
Genesee & Wyoming, Inc. (b)	30,900	782,388

Real Estate (0.1%)
HomeStore.com, Inc. (b)	72,300	167,013
Jones Lang Lasalle, Inc. (b)	22,500	742,725

		909,738

Real Estate Investment Trusts (7.0%)
Affordable Residential Communities	35,500	518,300
Alexandria Real Estate Equities, Inc.	9,400	617,768
AMB Property Corp.	72,900	2,698,758
American Financial Realty Trust	325,500	4,592,804
American Home Mortgage Investment Corp.	66,489	1,858,368
Anthracite Capital, Inc.	101,100	1,124,232
Ashford Hospitality Trust	309,500	2,909,300

	Shares
	or
	Principal
	Amount	Value
Associated Estates Realty Corp.	31,600	315,684
Bedford Property Investors, Inc.	23,800	722,092
Capital Automotive	36,900	1,153,863
Capital Trust, Inc., Class A	9,500	276,450
CarrAmerica Realty Corp.	101,800	3,328,860
CBL & Associates Properties, Inc.	41,600	2,535,520
Crescent Real Estate Equities Co.	14,100	221,934
Developers Diversified Realty Corp.	51,100	2,000,565
Equity Inns, Inc.	119,300	1,178,684
Gables Residential Trust	46,500	1,587,975
Government Properties Trust	31,400	298,300
Highwood Properties, Inc.	31,800	782,598
Impac Mortgage Holdings (b)	42,100	1,107,230
InnKeepers USA Trust	89,000	1,107,160
La Quinta Corp. (b)	13,000	101,400
Lasalle Hotel Properties	19,100	527,160
Lexington Corporate Properties Trust	85,600	1,858,376
LTC Properties, Inc.	35,400	633,306
MeriStar Hospitality Corp. (b)	138,900	757,005
MFA Mortgage Investments, Inc. (b)	29,100	268,011
Mid-America Apartment Communities, Inc.	57,100	2,224,045
National Health Investors, Inc.	52,100	1,481,724
Nationwide Health Properties, Inc.	122,200	2,535,650
Novastar Financial, Inc.	12,800	558,080
Parkway Properties, Inc.	12,800	594,560
Pennsylvania Real Estate Investment Trust	35,800	1,384,028
Rait Investment Trust	40,200	1,099,470
Saul Centers, Inc.	25,100	825,288
Saxon Capital, Inc. (b)	89,700	1,928,550
Senior Housing Properties Trust (b)	53,700	956,934
Sun Communities, Inc.	22,500	881,775
Taubman Centers, Inc.	17,300	446,859
Urstadt Biddle Properties, Class A	5,500	83,820
Ventas, Inc.	59,300	1,537,056
Winston Hotels	55,000	588,500

		52,208,042

Rental Auto/Equipment (0.5%)
Aaron Rents, Inc.	32,050	697,408
Dollar Thrifty Automotive Group, Inc. (b)	70,100	1,705,533
Rent-A-Center, Inc. (b)	39,000	1,008,540
Rent-Way, Inc. (b)	34,400	235,640

		3,647,121

Research & Development (0.1%)
PAREXEL International Corp. (b)	8,500	166,600
URS Corp. (b)	12,800	341,504

		508,104

Restaurants (0.7%)
Bob Evans Farms	1,800	48,888
Jack in the Box, Inc. (b)	24,000	761,520
Krispy Kreme Doughnuts, Inc. (b)	107,000	1,354,620
Landry’s Seafood Restaurants, Inc.	41,000	1,118,890
Papa John’s International, Inc. (b)	7,300	223,964
Ruby Tuesday, Inc.	71,500	1,992,705
Ryans Restaurant Group, Inc. (b)	6,400	94,976

		5,595,563

Retail (5.0%)
Abercrombie & Fitch Co.	79,500	2,504,250
Aeropostale, Inc. (b)	27,600	723,120
AnnTaylor Stores Corp. (b)	48,800	1,141,920
Bombay Co., Inc. (b)	158,500	1,161,805

	Shares
	or
	Principal
	Amount	Value
Brown Shoe Co., Inc.	13,400	335,804
Casey’s General Stores, Inc.	11,600	215,644
Cash America International, Inc.	53,700	1,313,502
Charming Shoppes, Inc. (b)	118,100	840,872
Circuit City Stores, Inc.	276,100	4,235,374
Cole (Kenneth) Productions, Inc.	11,400	320,796
CSK Auto Corp. (b)	68,300	909,756
Dillard’s, Inc., Class A	28,800	568,512
Dollar Tree Stores, Inc. (b)	156,400	4,214,980
Dress Barn, Inc. (b)	18,900	329,805
Finlay Enterprises, Inc. (b)	50,800	988,060
Gamestop Corp., Class A (b)	8,200	151,782
Genesco, Inc. (b)	79,600	1,874,580
Goody’s Family Clothing, Inc.	7,900	66,518
Great Atlantic & Pacific Tea Co., Inc. (The) (b)	14,400	87,840
Guitar Center, Inc. (b)	16,900	731,770
Hollywood Entertainment Corp. (b)	31,800	313,866
Insight Enterprises, Inc. (b)	59,800	1,007,032
J. Jill Group, Inc. (b)	10,100	200,485
Jo-Ann Stores, Inc. (b)	15,100	423,404
Jos A Bank Clothiers, Inc. (b)	54,250	1,501,640
Linen ’n Things, Inc. (b)	135,300	3,134,901
Men’s Wearhouse, Inc. (The) (b)	13,400	389,270
Mothers Work, Inc. (b)	8,100	117,450
Movado Group, Inc.	2,100	35,700
Movie Gallery, Inc.	5,600	98,168
Pathmark Stores, Inc. (b)	17,700	85,845
Payless Shoesource, Inc. (b)	31,400	318,082
Pep Boys-Manny, Moe & Jack	26,400	369,600
Ross Stores, Inc.	65,200	1,528,288
ShopKo Stores, Inc. (b)	42,300	736,443
Smart & Final, Inc. (b)	14,500	243,020
Sonic Automotive, Inc.	5,500	110,275
Sports Authority, Inc. (The) (b)	59,100	1,371,120
Stage Stores, Inc. (b)	12,500	427,750
Systemax, Inc. (b)	22,700	128,482
Winn-Dixie Stores, Inc.	96,300	297,567
World Fuel Services Corp.	5,100	182,580
Zale Corp. (b)	81,000	2,276,100

		38,013,758

Rubber / Tires (0.5%)
Cooper Tire & Rubber Co.	145,200	2,928,684
Goodyear Tire & Rubber Co. (b)	55,200	592,848

		3,521,532

Savings & Loans (2.9%)
Bankatlantic Bancorp, Inc.	231,620	4,243,277
Bankunited Financial Corp. (b)	101,700	2,964,555
Commercial Capital Bancorp	59,766	1,356,091
Commercial Federal Corp.	11,300	304,874
Dime Community Bancshares	17,550	294,840
First Financial Holdings, Inc.	5,300	165,678
First Niagara Financial Group, Inc.	13,239	177,138
FirstFed Financial Corp. (b)	11,300	552,344
Flagstar Bancorp	21,400	455,392
Franklin Bank Corp. (b)	107,640	1,835,262
Hudson River Bancorp	63,200	1,199,536
Independence Community Bank Corp.	55,000	2,147,750
ITLA Capital Corp. (b)	5,100	235,620
MAF Bancorp, Inc.	19,543	842,890
NetBank, Inc.	36,200	362,362
Ocwen Financial Corp. (b)	21,900	200,385

	Shares
	or
	Principal
	Amount	Value
Sterling Financial Corp. (b)	41,970	1,479,023
Tierone Corp.	16,500	380,490
Webster Financial Corp.	47,800	2,360,842
WSFS Financial Corp.	8,500	425,000

		21,983,349

Schools (0.8%)
Career Education Corp. (b)	67,600	1,921,868
Corinthian Colleges, Inc. (b)	293,200	3,952,336

		5,874,204

Security Services (0.1%)
Integrated Alarm Systems Group, Inc. (b)	218,100	896,391

Semiconductors (4.7%)
Actel Corp. (b)	7,300	110,960
Agere Sysems, Inc. (b)	1,058,600	1,111,530
Amkor Technology, Inc. (b)	67,200	245,280
Atmel Corp. (b)	1,024,787	3,709,729
ATMI, Inc. (b)	52,742	1,080,156
August Technology Corp (b)	105,700	726,159
Axcelis Technologies, Inc. (b)	690,600	5,718,168
Bookham, Inc. (b)	172,350	1,120,275
Cirrus Logic, Inc. (b)	46,000	219,420
Cohu, Inc.	4,600	67,988
Conexant Systems, Inc. (b)	600,400	966,644
Credence Systems Corp. (b)	17,600	126,720
Dsp Group, Inc. (b)	12,300	258,915
DuPont Photomasks, Inc. (b)	85,100	1,450,104
Emulex Corp. (b)	138,100	1,590,912
ESS Technology, Inc. (b)	22,800	156,180
Exar Corp. (b)	7,700	109,032
Fairchild Semiconductor Corp. (b)	317,875	4,504,289
Intergrated Silicon Solution (b)	16,100	117,047
Lattice Semiconductor Corp. (b)	248,700	1,221,117
LTX Corp. (b)	590,400	3,194,064
MKS Instruments, Inc. (b)	6,100	93,452
NVIDIA Corp. (b)	102,800	1,492,656
On Semiconductor Corp. (b)	35,000	109,550
Photronics, Inc. (b)	248,600	4,131,732
Richardson Electronics Ltd.	24,200	232,562
SIPEX Corp. (b)	43,100	226,275
Skyworks Solutions, Inc. (b)	29,100	276,450
Standard Microsystems Corp. (b)	81,600	1,428,816
Vitesse Semiconductor Corp. (b)	26,300	71,799

		35,867,981

Steel (2.1%)
AK Steel Holding Corp. (b)	99,300	810,288
Allegheny Technologies, Inc.	117,300	2,140,725
Intl Steel Group Co. (b)	95,900	3,231,830
NS Group, Inc. (b)	12,800	236,800
Reliance Steel & Aluminum Co.	31,400	1,246,580
Schnitzer Steel Industries, Inc.	8,400	271,740
Shaw Group, Inc. (b)	280,000	3,360,000
Steel Dynamics	46,800	1,807,416
United States Steel Corp.	69,300	2,607,066

		15,712,445

Telecommunications (1.8%)
Airgate PCS., Inc. (b)	35,200	689,920
Andrew Corp. (b)	122,564	1,500,183
Arris Group, Inc. (b)	431,700	2,253,474
Asiainfo Holdings, Inc. (b)	6,400	31,232
C-COR.net Corp. (b)	162,700	1,374,815

	Shares
	or
	Principal
	Amount	Value
Corvis Corp. (b)	140,400	112,320
Ditech Communications Corp. (b)	14,000	313,460
Dobson Communications Corp., Class A (b)	1,413,000	1,879,290
General Communication, Inc. (b)	19,800	179,190
ITC Deltacom, Inc. (b)	53,000	233,730
MRV Communications, Inc. (b)	44,200	110,500
NII Holdings, Inc. (b)	46,800	1,928,628
North Pittsburgh Systems, Inc.	9,700	200,887
Ptek Holdings, Inc. (b)	125,000	1,071,250
Sycamore Networks, Inc. (b)	31,200	117,936
Talk America Holdings, Inc. (b)	18,500	96,755
UbiquiTel, Inc. (b)	460,080	1,840,320

		13,933,890

Textiles (0.6%)
G & K Services, Inc.	15,900	631,866
Kellwood Co.	86,600	3,156,570
Quiksilver, Inc. (b)	15,800	401,636
Tommy Hilfiger Corp. (b)	49,000	483,630

		4,673,702

Therapeutics (0.2%)
Avanir Pharmaceuticals, Class A (b)	328,400	932,656
Corixa Corp. (b)	37,000	153,920
Sciclone Pharmaceuticals (b)	39,600	140,976
United Therapeutics Corp. (b)	10,100	352,793

		1,580,345

Tobacco (0.3%)
Standard Commercial Corp.	9,600	151,200
Universal Corp.	41,400	1,848,096

		1,999,296

Toys (0.0%)
JAKKS Pacific, Inc. (b)	7,600	174,800

Transportation (2.5%)
Central Freight Lines, Inc. (b)	79,800	479,598
Covenant Transport, Inc., Class A (b)	12,300	237,636
Gatx Corp.	29,500	786,470
Greenbrier Cos., Inc.	7,300	175,200
Interpool, Inc.	13,300	249,375
Kirby Corp. (b)	68,610	2,754,692
Offshore Logistics, Inc. (b)	84,300	2,901,605
Overseas Shipholding Group, Inc.	16,900	838,916
Pacer International, Inc. (b)	62,900	1,031,560
Quality Distribution, Inc. (b)	104,580	638,984
RailAmerica, Inc. (b)	49,400	545,870
Scs Transportation, Inc. (b)	49,100	929,954
Swift Transportation Co., Inc. (b)	88,180	1,483,188
Tidewater, Inc.	76,300	2,483,565
U.S. Xpress Enterprises, Inc. (b)	8,700	161,298
USF Corp.	25,200	904,428
Werner Enterprises, Inc.	25,300	488,543
Yellow Roadway Corp. (b)	43,800	2,053,782

		19,144,664

Travel Services (0.3%)
Navigant International, Inc. (b)	20,600	336,398
Pegasus Systems, Inc. (b)	155,600	1,854,752

		2,191,150

Utilities (4.1%)
Allegheny Energy, Inc. (b)	15,100	240,996
American States Water Co.	7,300	181,770
Atmos Energy Corp.	11,700	294,723

	Shares
	or
	Principal
	Amount	Value
Avista Corp.	28,200	510,420
Black Hills Corp.	8,500	236,130
California Water Service Group	18,700	549,219
CH Energy Group, Inc.	14,000	641,200
Charter Communications, Inc. (b)	108,800	289,408
Cincinnati Bell, Inc. (b)	166,000	579,340
Cleco Corp.	20,900	360,316
CMS Energy Corp. (b)	128,700	1,225,224
Commonwealth Telephone Enterprises, Inc. (b)	6,400	278,720
CT Communications, Inc.	42,800	590,212
El Paso Electric Co. (b)	49,100	789,037
Insight Communications Co., Inc. (b)	25,100	220,880
NUI Corp.	12,300	164,082
PNM Resource, Inc.	116,550	2,623,541
Questar Corp.	67,200	3,079,104
Sierra Pacific Resources (b)	167,700	1,500,915
SJW Corp.	2,000	66,040
Southern Union Co. (b)	61,200	1,254,600
Southwest Gas Corp.	49,900	1,195,105
Southwestern Energy Co. (b)	65,700	2,758,743
Time Warner Telecom, Inc. (b)	30,200	144,960
Uil Holdings Corp.	7,700	378,763
UniSource Energy Corp.	58,800	1,431,780
Westar Energy, Inc.	141,700	2,862,340
Western Gas Resources, Inc.	68,800	1,966,992
Wisconsin Energy Corp.	100,600	3,209,140
WPS Resources Corp.	37,800	1,700,622

		31,324,322

Waste Management (0.3%)
Ionics, Inc. (b)	13,100	353,700
Waste Connections, Inc. (b)	71,300	2,258,784

		2,612,484

Wire and Cable Products (0.0%)
Encore Wire Corp. (b)	22,750	301,210

Wireless Equipment (0.2%)
REMEC, Inc. (b)	340,700	1,604,697

Total Common Stocks		740,340,601

Repurchase Agreement (1.9%)
Nomura Securities, 1.80%, dated 09/30/04, due 10/01/04, repurchase price $14,338,368 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgage Securities)	$14,337,651	14,337,651

Total Repurchase Agreement		14,337,651

U.S. Treasury Notes (0.1%)
United States Treasury Note, 2.125%, 10/31/04	960,000	960,534

Total U.S. Treasury Notes		960,534

Warrant (0.0%)
Electrical Equipment (0.0%)
Del Global Tech Corp.	66	73

Total Warrant		73

	Shares
	or
	Principal
	Amount	Value
Total Investments (Cost $740,979,233) (a) — 99.3%		755,638,859
Other assets in excess of liabilities — 0.7%		4,985,490

NET ASSETS — 100.0%		$760,624,349

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

GB	United Kingdom

IE	Ireland

At September 30, 2004 the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation/
Contracts	Contracts	Expiration	Contracts	(Depreciation)
16	Russell 2000 Future	12/17/04	$4,592,000	$99,524

Gartmore Variable Insurance Trust
Gartmore GVIT Investor Destinations Aggressive Fund
Statement of Investments
September 30, 2004
(Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class*	9,929,251	$73,277,875
Gartmore Mid Cap Market Index Fund, Institutional Class*	2,877,760	36,720,219
Gartmore S&P 500 Index Fund, Institutional Class*	7,578,401	72,979,997
Gartmore Small Cap Index Fund, Institutional Class*	2,213,527	24,415,207
One Group Equity Index Fund, Institutional Class	952,267	24,244,718

		231,638,016

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class*	1,099,759	12,152,335

Total Mutual Funds		243,790,351

Total Investments (Cost $235,993,480) (a) - 100.0%		243,790,351
Other assets in excess of liabilities - 0.0%		8,849

NET ASSETS - 100.0%		$243,799,200

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

*	Investment in affiliate.

Gartmore Variable Insurance Trust
 Gartmore GVIT Investor Destinations Moderately Aggressive Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Shares	Value
MUTUAL FUNDS (97.5%)
Equity Funds (80.1%)
Gartmore International Index Fund, Institutional Class*	19,649,143	$145,010,676
Gartmore Mid Cap Market Index Fund, Institutional Class*	6,833,811	87,199,426
Gartmore S&P 500 Index Fund, Institutional Class*	14,997,010	144,421,202
Gartmore Small Cap Index Fund, Institutional Class*	2,628,229	28,989,370
One Group Equity Index Fund, Institutional Class	2,261,424	57,575,857

		463,196,531

Fixed Income Funds (17.4%)
Gartmore Bond Index Fund, Institutional Class*	7,834,785	86,574,373
Gartmore Morley Enhanced Income Fund, Institutional Class*	1,574,931	14,442,120

		101,016,493

Total Mutual Funds		564,213,024

FIXED CONTRACT (2.5%)
Fixed Income Funds (2.5%)
Nationwide Fixed Contract, 3.55%* (b)	14,443,535	14,443,535

Total Fixed Contract		14,443,535

Total Investments (Cost $546,098,870) (a) — 100.0%		578,656,559
Other assets in excess of liabilities — 0.0%		238,092

NET ASSETS — 100.0%		$578,894,651

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

Gartmore Variable Insurance Trust
 Gartmore GVIT Investor Destinations Moderate Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Shares	Value
MUTUAL FUNDS (92.4%)
Equity Funds (60.0%)
Gartmore International Index Fund, Institutional Class*	19,497,786	$143,893,662
Gartmore Mid Cap Market Index Fund, Institutional Class*	7,534,633	96,141,923
Gartmore S&P 500 Index Fund, Institutional Class*	29,762,976	286,617,459
Gartmore Small Cap Index Fund, Institutional Class*	4,346,640	47,943,442

		574,596,486

Fixed Income Funds (32.4%)
Gartmore Bond Index Fund, Institutional Class*	21,595,649	238,631,925
Gartmore Morley Enhanced Income Fund, Institutional Class*	7,813,998	71,654,364

		310,286,289

Total Mutual Funds		884,882,775

FIXED CONTRACT (7.5%)
Fixed Income Funds (7.5%)
Nationwide Fixed Contract, 3.55%* (b)	71,661,353	71,661,353

Total Fixed Contract		71,661,353

Total Investments (Cost $895,372,301) (a) — 99.9%		956,544,128
Other assets in excess of liabilities — 0.1%		515,617

NET ASSETS - 100.0%		$957,059,745

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

Gartmore Variable Insurance Trust
 Gartmore GVIT Investor Destinations Moderately Conservative Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Shares	Value
MUTUAL FUNDS (87.4%)
Equity Funds (40.0%)
Gartmore International Index Fund, Institutional Class*	5,154,626	$38,041,141
Gartmore Mid Cap Market Index Fund, Institutional Class*	2,987,895	38,125,534
Gartmore S&P 500 Index Fund, Institutional Class*	7,868,432	75,773,005

		151,939,680

Fixed Income Funds (47.4%)
Gartmore Bond Index Fund, Institutional Class*	11,989,399	132,482,864
Gartmore Morley Enhanced Income Fund, Institutional Class*	5,164,463	47,358,128

		179,840,992

Total Mutual Funds		331,780,672

FIXED CONTRACT (12.5%)
Fixed Income Funds (12.5%)
Nationwide Fixed Contract, 3.55%* (b)	47,362,720	47,362,720

Total Fixed Contract		47,362,720

Total Investments (Cost $359,548,780) (a) — 99.9%		379,143,392
Other assets in excess of liabilities — 0.1%		370,390

NET ASSETS - 100.0%		$379,513,782

(a)	See Notes to Statement of Investment for unrealized appreciation (depreciation) of securities.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

Gartmore Variable Insurance Trust
 Gartmore GVIT Investor Destinations Conservative Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Shares	Value
MUTUAL FUNDS (79.9%)
Equity Funds (20.0%)
Gartmore International Index Fund, Institutional Class*	1,675,946	$12,368,481
Gartmore Mid Cap Market Index Fund, Institutional Class*	971,467	12,395,920
Gartmore S&P 500 Index Fund, Institutional Class*	2,558,298	24,636,407

		49,400,808

Fixed Income Funds (54.9%)
Gartmore Bond Index Fund, Institutional Class*	7,796,331	86,149,457
Gartmore Morley Enhanced Income Fund, Institutional Class*	5,373,262	49,272,812

		135,422,269

Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional Class*	12,318,203	12,318,203

Total Mutual Funds		197,141,280

FIXED CONTRACT (20.0%)
Fixed Income Funds (20.0%)
Nationwide Fixed Contract, 3.55%* (b)	49,277,592	49,277,592

Total Fixed Contract		49,277,592

Total Investments (Cost $240,365,220) (a) — 99.9%		246,418,872
Other assets in excess of liabilities — 0.1%		283,281

NET ASSETS — 100.0%		$246,702,153

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

Gartmore Variable Insurance Trust
 Gartmore GVIT Money Market Fund
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Principal
	Amount	Value
Asset Backed Commercial Paper (35.4%)
Asset Backed - Trade & Term Receivables (12.7%)
Delaware Funding Corp. (b) (0.1%)
1.81%, 10/20/04	$1,086,000	$1,084,963

Falcon Asset Securitization Corp. (b) (3.2%)
1.80%, 10/20/04	30,000,000	29,971,500
1.79%, 10/22/04	12,518,000	12,504,929
1.80%, 10/29/04	25,000,000	24,965,000

		67,441,429

Golden Funding Corp. (b) (2.9%)
1.56%, 10/01/04	30,000,000	30,000,000
1.80%, 10/12/04	2,000,000	1,998,900
1.79%, 10/26/04	7,126,000	7,117,142
1.71%, 11/01/04	16,001,000	15,978,093
1.85%, 11/22/04	6,000,000	5,984,053

		61,078,188

Kitty Hawk Funding Corp. (b) (1.6%)
1.80%, 10/25/04	2,110,000	2,107,468
1.80%, 11/16/04	30,711,000	30,640,757

		32,748,225

Lockhart Funding LLC (3.8%)
1.82%, 10/19/04	6,014,000	6,008,527
1.80%, 11/05/04	38,000,000	37,933,499
1.85%, 11/16/04	36,812,000	36,725,451

		80,667,477

Old Line Funding Corp. (b) (0.5%)
1.60%, 10/04/04	1,477,000	1,476,803
1.61%, 10/07/04	7,025,000	7,023,115
1.80%, 10/25/04	1,000,000	998,800
1.81%, 11/08/04	1,079,000	1,076,939

		10,575,657

Three Rivers Funding Corp. (b) (0.6%)
1.61%, 10/01/04	13,382,000	13,382,000

		266,977,939

Asset Backed Auto Receivables (6.1%)
CPS Auto Trust (0.2%)
1.80%, 07/15/05	4,696,092	4,696,092

FCAR Owner Trust I (2.2%)
1.56%, 10/05/04	10,000,000	9,998,267
1.55%, 10/08/04	35,000,000	34,989,451

		44,987,718

New Center Asset Trust (3.7%)
1.76%, 11/15/04	12,000,000	11,973,750
1.82%, 11/17/04	65,000,000	64,845,553

		76,819,303

		126,503,113

Asset Backed Equipment Trust (0.2%)
CIT Equipment Trust (b) (0.2%)
1.12%, 03/20/05	3,264,986	3,264,986

	Principal
	Amount	Value
CNH Equipment Trust (b) (0.0%)
1.23%, 12/13/04	177,928	177,928

		3,442,914

Asset Backed Home Loans (6.4%)
Georgetown Funding Co. (b) (2.5%)
1.58%, 10/15/04	15,000,000	14,990,783
1.81%, 10/28/04	22,000,000	21,970,136
1.82%, 11/02/04	15,000,000	14,975,733

		51,936,652

Thornburg Mortgage Capital (b) (3.9%)
1.74%, 10/07/04	30,000,000	29,991,312
1.82%, 10/18/04	25,000,000	24,978,514
1.92%, 12/17/04	26,000,000	25,893,783

		80,863,609

		132,800,261

Asset Backed Securities - Domestic (1.5%)
Three Pillars Funding Corp. (b) (1.5%)
1.78%, 10/14/04	1,085,000	1,084,303
1.78%, 10/15/04	17,311,000	17,299,016
1.78%, 10/26/04	12,000,000	11,985,167

		30,368,486

Asset Backed Securities - Yankee (8.5%)
Giro Funding Corp. (b) (1.4%)
1.61%, 10/01/04	13,540,000	13,540,000
1.53%, 10/05/04	15,000,000	14,997,450

		28,537,450

Greyhawk Funding LLC (b) (0.9%)
1.75%, 11/10/04	10,735,000	10,714,126
1.81%, 11/17/04	7,000,000	6,983,459

		17,697,585

K2 (USA) LLC (b) (1.8%)
1.80%, 10/25/04	6,000,000	5,992,800
1.75%, 11/01/04	3,330,000	3,324,982
1.15%, 11/15/04	10,000,000	9,985,750
1.85%, 11/23/04	20,000,000	19,945,822

		39,249,354

Premier Asset Collateralized Entity LLC (b) (1.1%)
1.51%, 10/04/04	10,000,000	9,998,741
1.52%, 10/07/04	10,000,000	9,997,467
1.80%, 10/26/04	2,000,000	1,997,500
1.86%, 11/15/04	1,201,000	1,198,223

		23,191,931

Sigma Finance, Inc. (b) (1.4%)
1.75%, 11/05/04	20,000,000	19,965,972
1.24%, 12/03/04	10,000,000	10,000,000

		29,965,972

Stanfield Victoria Funding LLC (b) (1.9%)
1.80%, 10/01/04	1,300,000	1,300,000
1.58%, 10/04/04	1,900,000	1,899,750
1.75%, 11/09/04	8,700,000	8,683,506
1.85%, 11/29/04	12,000,000	11,963,813
1.88%, 11/30/04	14,814,000	14,767,852

		38,614,921

		177,257,213

Total Asset Backed Commercial Paper		737,349,926

Commercial Paper (35.8%)
Banks - Domestic (4.0%)

	Principal
	Amount	Value
KBC Financial Products International Ltd. (b) (0.2%)
1.57%, 10/06/04	3,382,000	$3,381,263

PB Finance (Delaware) (3.8%)
1.80%, 10/20/04	1,300,000	1,298,765
1.80%, 10/22/04	462,000	461,515
1.79%, 11/12/04	18,580,000	18,541,556
1.83%, 11/15/04	60,003,000	59,868,520
1.85%, 11/29/04	161,000	160,515

		80,330,871

		83,712,134

Banks - Foreign (10.3%)
Abbey National N America LLC (1.0%)
1.81%, 10/04/04	20,000,000	19,996,983

ANZ National (Int’l) Ltd. (b) (0.5%)
1.76%, 11/10/04	10,000,000	9,980,444

Barclays US Funding Corp. (2.4%)
1.82%, 11/18/04	50,000,000	49,878,667

HBOS Treasury Service PLC (0.9%)
1.55%, 10/05/04	4,000,000	3,999,311
1.55%, 10/08/04	12,431,000	12,427,253
1.77%, 11/18/04	2,000,000	1,995,307

		18,421,871

Svenska Handelsbank, Inc. (1.7%)
1.54%, 10/05/04	30,000,000	29,994,867
1.77%, 11/22/04	5,300,000	5,286,526

		35,281,393

UBS Finance (DE) LLC (3.7%)
1.60%, 10/04/04	1,903,000	1,902,746
1.57%, 10/05/04	445,000	444,922
1.81%, 11/16/04	63,785,000	63,638,237
1.86%, 11/23/04	12,300,000	12,266,500

		78,252,405

Westcap Capital Corp. (0.1%)
1.85%, 11/23/04	2,100,000	2,094,311

		213,906,074

Banks - Mortgage (1.2%)
Northern Rock PLC (b) (1.2%)
1.76%, 11/12/04	25,000,000	24,948,958

Broker/Dealer (5.3%)
CIT Group, Inc. (3.4%)
1.76%, 11/22/04	70,000,000	69,823,055

Morgan Stanley Dean Witter & Co. (1.9%)
1.78%, 10/18/04	20,000,000	19,983,189
1.79%, 11/02/04	20,000,000	19,968,178

		39,951,367

		109,774,422

Building Society (2.9%)
Nationwide Building Society (1.6%)
1.50%, 10/01/04	12,000,000	12,000,000
1.50%, 10/06/04	22,000,000	21,995,417

		33,995,417

Yorkshire Building Society (1.3%)
1.55%, 10/01/04	21,962,000	21,962,000
1.21%, 10/12/04	5,000,000	4,998,151

		26,960,151

		60,955,568

Finance - Automotive (2.2%)
Toyota Motor Credit Corp. (b) (2.2%)

	Principal
	Amount	Value
1.60%, 10/05/04	20,000,000	19,996,444
1.60%, 10/06/04	25,000,000	24,994,445

		44,990,889

Finance - Consumer Sales (1.2%)
Household Finance Corp. (1.2%)
1.80%, 11/15/04	25,000,000	24,944,063

Finance - Diversified (2.1%)
ABN Amro NA Finance, Inc. (0.2%)
1.80%, 10/06/04	4,000,000	3,999,043

General Electric Capital Corp. (1.9%)
1.11%, 10/05/04	977,000	976,880
1.56%, 10/07/04	17,213,000	17,208,524
1.53%, 10/14/04	10,765,000	10,759,052
1.76%, 11/23/04	10,000,000	9,974,236

		38,918,692

		42,917,735

Finance - Heavy Equipment (0.6%)
ING US Funding (0.6%)
1.77%, 10/29/04	12,600,000	12,582,654

Financial Services (3.3%)
Rabobank USA Finance Corp. (3.3%)
1.87%, 10/01/04	68,930,000	68,930,000

Insurance (2.5%)
Allianz Finance Corp (b) (2.5%)
1.52%, 10/06/04	39,000,000	38,991,833
1.55%, 10/07/04	12,000,000	11,996,900

		50,988,733

Packaging (0.2%)
Bemis Co., Inc. (b) (0.2%)
1.61%, 10/04/04	4,131,000	4,130,446

Total Commercial Paper		742,781,676

Floating Rate Notes (c) (20.7%)
Asset Backed CDO (4.6%)
Castle Hill III Ltd. (b) (0.5%)
1.91%, 09/15/15	10,000,000	10,000,000

Commodore CDO II Ltd. (b) (1.3%)
1.97%, 12/12/38	25,000,000	25,000,000

Davis Square Funding Ltd. (b) (0.7%)
1.73%, 05/06/39	15,000,000	15,000,000

Duke Funding VI Managed (b) (0.2%)
1.65%, 04/08/05	5,000,000	5,000,000

Newcastle CDO Ltd. (b) (0.7%)
1.87%, 09/24/38	15,000,000	15,000,000

NorthLake CDO Class I-MM (b) (1.2%)
1.91%, 03/06/33	25,000,000	25,000,000

		95,000,000

Asset Backed Home Loans (0.9%)
Marlin Leasing Receivables LLC (b) (0.3%)
1.81%, 08/15/05	5,855,892	5,855,892

Northern Rock PLC (b) (0.6%)
1.89%, 12/09/04	12,500,000	12,500,000

		18,355,892

Asset Backed Securities - Yankee (7.4%)
K2 (USA) LLC (b) (1.9%)
1.64%, 02/07/05	30,000,000	29,999,473
1.62%, 06/03/05	10,000,000	9,999,329

	Principal
	Amount	Value
		39,998,802

Premier Asset Collateralized Entity LLC (b) (1.9%)
1.67%, 02/18/05	15,000,000	15,000,000
1.72%, 09/15/05	25,000,000	24,995,219

		39,995,219

Sigma Finance Inc. (b) (1.7%)
1.73%, 05/31/05	25,000,000	24,998,356
1.75%, 09/15/05	10,000,000	10,000,863

		34,999,219

Stanfield Victoria Funding LLC (b) (1.9%)
1.80%, 02/25/05	10,000,000	10,000,000
1.81%, 05/25/05	15,000,000	14,998,017
1.74%, 08/12/05	15,000,000	14,997,404

		39,995,421

		154,988,661

Banks - Domestic (0.8%)
Wells Fargo & Co. (0.8%)
1.69%, 01/02/08	17,000,000	17,000,000

Banks - Foreign (2.5%)
HBOS Treasury Services (1.1%)
1.75%, 11/20/07	22,000,000	22,000,000

Westdeutsche Landesbank Giro (b) (1.4%)
1.69%, 06/10/05	30,000,000	30,000,000

		52,000,000

Banks - Mortgage (0.1%)
Northern Rock PLC (b) (0.1%)
1.56%, 01/13/05	3,000,000	2,999,671

Broker/Dealer (1.8%)
Goldman Sachs Group, Inc. (1.8%)
1.83%, 05/20/05	37,000,000	37,000,000

Finance - Automotive (0.5%)
American Honda Finance Corp. (0.5%)
1.65%, 05/06/05	10,000,000	10,000,000

Finance - Diversified (1.4%)
General Electric Capital Corp. (1.4%)
1.84%, 07/09/07	21,000,000	21,000,000
1.87%, 10/17/07	8,000,000	8,000,000

		29,000,000

Insurance (0.7%)
Allstate Global Life Funding (b) (0.7%)
1.71%, 04/08/05	15,000,000	15,000,000

Total Floating Rate Notes		431,344,224

U.S. Government Sponsored & Agency Obligations (3.9%)
Federal Home Loan Bank (3.1%)
1.30%, 02/23/05	15,000,000	15,000,000
1.46%, 03/01/05	10,000,000	10,000,000
1.43%, 03/11/05	10,000,000	10,000,000
1.44%, 03/11/05	9,000,000	9,000,000
1.35%, 03/23/05	10,000,000	10,000,000
1.30%, 04/13/05	10,000,000	10,000,000

		64,000,000

Federal Home Loan Mortgage Corporation (0.1%)
1.20%, 12/03/04	2,000,000	1,995,835

Federal National Mortgage Association (0.7%)
1.19%, 02/14/05	5,000,000	5,000,000
1.40%, 05/03/05	10,000,000	10,000,000

	Principal
	Amount	Value
		15,000,000

Total U.S. Government Sponsored & Agency Obligations		80,995,835

Taxable Municipal Bonds (2.6%)
Government Agency (2.6%)
Sunshine State Governmental Financing Commission (b) (2.6%)
1.68%, 10/01/04	15,777,000	15,777,000
1.68%, 10/01/04	5,935,000	5,935,000
1.65%, 10/05/04	5,000,000	4,999,083
1.65%, 10/05/04	6,600,000	6,598,790
1.78%, 10/15/04	21,630,000	21,615,028

		54,924,901

Total Taxable Municipal Bonds		54,924,901

Certificates of Deposit (1.7%)
Banks - Domestic (1.7%)
State Street Corp. (1.7%)
1.31%, 04/15/05	35,000,000	35,000,000

Total Certificates of Deposit		35,000,000

Total Investments (Cost $2,082,396,562) (a) - 100.1%		2,082,396,562
Liabilities in excess of other assets - (0.1)%		(1,909,493)

NET ASSETS - 100.0%		$2,080,487,069

(a)	Aggregate cost for federal income tax purposes is substantially the same.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date.

CDO Collateralized Debt Obligation

Gartmore Variable Insurance Trust
 Gartmore GVIT Money Market Fund II
 Statement of Investments
 September 30, 2004
 (Unaudited)

	Principal
	Amount	Value
Commercial Papers (74.4%)
Banks — Domestic (3.9%)
State Street Corp., 1.86%, 10/01/04	$11,400,000	$11,400,000

Banks — Foreign (9.5%)
Abbey National North America LLC, 1.76%, 10/04/04	7,000,000	6,998,973
Abbey National North America LLC, 1.80%, 10/07/04	3,000,000	2,999,100
ABN Amro NA Finance, Inc., 1.76%, 10/06/04	1,700,000	1,699,584
HBOS Treasury Service PLC, 1.78%, 10/13/04	2,100,000	2,098,754
National Australia Funding (DE), 1.75%, 10/01/04	3,100,000	3,100,000
UBS Finance (DE), 1.88%, 10/01/04	7,400,000	7,400,000
UBS Finance (DE), 1.76%, 10/07/04	4,000,000	3,998,827

		28,295,238

Beverages (3.4%)
Anheuser-Busch Cos., Inc., 1.72%, 10/07/04 (b)	10,000,000	9,997,133

Broker / Dealers (8.5%)
Bear Stearns Cos., Inc., 1.75%, 10/05/04 (b)	11,000,000	10,997,861
Citigroup Global Markets Holdings, Inc., 1.75%, 10/08/04	7,000,000	6,997,618
Morgan Stanley Dean Witter & Co., 1.77%, 10/05/04	7,000,000	6,998,623

		24,994,102

Building Society (3.7%)
Nationwide Building Society, 1.77%, 10/01/04	2,000,000	2,000,000
Nationwide Building Society, 1.77%, 10/06/04	5,000,000	4,998,771
Nationwide Building Society, 1.75%, 10/15/04	4,000,000	3,997,278

		10,996,049

Cutlery (3.9%)
Gillete Co., 1.80%, 10/01/04 (b)	11,400,000	11,400,000

Finance — Consumer Sales (6.1%)
American Express Credit Corp., 1.73%, 10/06/04	4,000,000	3,999,039
American Express Credit Corp., 1.73%, 10/14/04	7,000,000	6,995,627
American General Finance Corp., 1.75%, 10/07/04	7,000,000	6,997,958

		17,992,624

Finance — Diversified (13.1%)
Caterpillar Financial Service Corp.,	3,744,000	3,744,000

	Principal
	Amount	Value
Caterpillar Financial Service Corp., 1.75%, 10/08/04	4,000,000	3,998,639
General Electric Capital Corp., 1.74%, 10/05/04 (b)	3,000,000	2,999,420
General Electric Capital Corp., 1.73%, 10/12/04 (b)	7,000,000	6,996,300
Prudential Funding LLC, 1.73%, 10/04/04	10,000,000	9,998,559
Rabobank USA Finance Corp., 1.75%, 10/05/04	7,000,000	6,998,639
Rabobank USA Finance Corp. , 1.87%, 10/01/04	4,400,000	4,400,000

		39,135,557

Finance Lessors (1.2%)
PB Finance (DE), 1.78%, 10/06/04	3,686,000	3,685,089

Financial — Consumer Loans (3.6%)
Toyota Motor Credit Corp., 1.70%, 10/07/04 (b)	10,500,000	10,497,025

Heavy Equipment Finance (5.0%)
Cargill, Inc., 1.85%, 10/01/04 (b)	11,400,000	11,400,000
Honeywell International, 1.85%, 10/01/04 (b)	3,463,000	3,463,000

		14,863,000

Multi-Media (6.2%)
Gannett Co., 1.75%, 10/05/04 (b)	2,300,000	2,299,553
Gannett Co., 1.75%, 10/05/04 (b)	4,000,000	3,999,222
Gannett Co., 1.75%, 10/12/04 (b)	2,000,000	1,998,931
Scripps, E.W. Co., 1.75%, 10/06/04 (b)	10,000,000	9,997,556

		18,295,262

Personal Credit (2.9%)
Household Finance Corp., 1.87%, 10/01/04	8,500,000	8,500,000

Retail (1.7%)
Wal-Mart Stores, Inc., 1.75%, 10/05/04 (b)	5,000,000	4,999,028

Surgical and Medical Instruments (0.3%)
Becton, Dickinson & Co., 1.87%, 10/01/04	1,000,000	1,000,000

Transportation (1.4%)
NetJets, Inc., 1.83%, 10/01/04 (b)	4,000,000	4,000,000

Total Commercial Papers		220,050,107

Asset Backed Securities (22.2%)
Asset Backed CDO — Trust Preferred (3.8%)
Lockhart Funding Corp. LLC, 1.89%, 10/01/04 (b)	11,200,000	11,200,000

Asset Backed Home Loans (2.0%)
Georgetown Funding Co., 1.82%, 10/07/04 (b)	6,000,000	5,998,180

Auto (3.7%)
New Center Asset Trust, 1.86%, 10/01/04	11,000,000	11,000,000

Domestic (0.5%)

	Principal
	Amount	Value
Three Pillars Funding Corp., 1.77%, 10/01/04 (b)	1,601,000	1,601,000

Trade & Term Receivables (7.1%)
Falcon Asset Securitization Corp., 1.77%, 10/07/04 (b)	5,754,000	5,752,303
Old Line Funding Corp., 1.78%, 10/14/04 (b)	8,000,000	7,994,857
Variable Funding Capital Corp., 1.76%, 10/01/04 (b)	7,000,000	7,000,000

		20,747,160

Yankee (5.1%)
Giro Funding US Corp., 1.80%, 10/06/04 (b)	1,027,000	1,026,743
Greyhawk Funding Corp., 1.77%, 10/01/04 (b)	7,000,000	7,000,001
Stanfield Victoria Funding, 1.76%, 10/04/04 (b)	7,000,000	6,998,973

		15,025,717

Total Asset Backed Securities		65,572,057

U.S. Government Agencies (3.5%)
Federal Home Loan Bank System (3.5%)
Federal Home Loan Bank System, 1.75%, 10/08/04	10,200,000	10,196,529

Total U.S. Government Agencies		10,196,529

Total Investments (Cost $295,818,693) (a) — 100.1%		295,818,693
Liabilities in excess of other assets — (0.1)%		(402,293)

NET ASSETS — 100.0%		$295,416,400

(a)	Aggregate cost for federal income tax purposes is substantially the same.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Notes to Statement of Investments

Securities Lending

The cash collateral received by the Funds at September 30, 2004 was invested in a Certificate of Deposit (with an interest rate of 1.62% and a maturity date of October 15, 2004), Funding Agreements (with interest rates of 1.79% and 1.86% and maturity dates of October 14, 2004 and October 28, 2004), Master Notes (with interest rates ranging from 1.26% to 2.06% and maturity dates of October 1, 2004 and October 13, 2004), Medium Term Notes (with interest rates ranging from 1.62% to 2.08% and maturity dates ranging from October 2004 to December 2004), a Money Market Fund (with interest rate of 1.78% and maturity date of October 1, 2004), Repurchase Agreements (with interest rates of 1.90% and 1.92% and a maturity date of October 1, 2004), and Yankee Certificate of Deposits (with interest rates ranging from 1.88% to 2.03% and maturity dates ranging from October 1, 2004 and December 23, 2004). As of September 30, 2004, the following Funds had securities with the following market values on loan:

	Market Value of	Market Value of
Fund	Loaned Securities	Collateral*
Developing Markets	$2,567,123	$2,801,550
Nationwide	79,091,008	80,211,113
Growth	7,277,919	7,328,463
Government Bond	252,070,987	257,535,822
Worldwide Leaders	1,232,720	1,297,700
Comstock Value	10,481,456	10,716,033
Multi Sector	53,003,958	54,266,259
High Income Bond	67,262,549	68,289,061
Mid Cap Index	88,562,064	90,070,171
Small Cap Growth	16,632,729	16,853,608
Small Company	145,310,049	147,994,829
Emerging Markets	1,343,620	1,485,700
Equity Index 500	4,243,029	4,294,465
International Value	20,392,211	22,101,662
Mid Cap Growth	46,840,012	48,220,770
U.S. Growth Leaders	3,446,719	3,510,225
Global Health Sciences	3,667,398	3,753,142
Global Tech & Communications	8,634,138	8,883,073

* Includes securities and cash collateral

As of September 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Developing Markets	$141,923,951	$12,280,555	$(5,872,399)	$6,408,156
Nationwide	1,444,801,358	91,125,118	(40,208,950)	50,916,168
Growth	244,713,558	8,342,259	(5,919,703)	2,422,556
Government Bond	1,305,811,584	29,763,199	(8,576,825)	21,186,374
Worldwide Leaders	31,811,986	1,113,952	(223,044)	890,908
Balanced	247,236,685	14,753,270	(3,652,036)	11,101,234
Comstock Value	143,298,784	22,159,845	(1,898,518)	20,261,327
Multi Sector Bond	254,490,691	11,345,858	(1,489,602)	9,856,256
High Income Bond	264,566,263	16,820,821	(5,200,212)	11,620,609
Mid Cap Index	448,289,957	75,301,159	(42,198,175)	33,102,984
Small Cap Growth	131,466,167	22,702,432	(6,403,775)	16,298,657
Small Company	711,202,307	126,144,485	(23,821,887)	102,322,598
Nationwide Leaders	7,612,862	1,000,375	(115,694)	884,681
Emerging Markets	74,645,456	7,779,814	(3,183,853)	4,595,961
International Growth	11,336,576	685,627	(166,275)	519,352
Equity Index 500	331,104,907	20,110,669	(82,523,792)	(62,413,123)
International Value	120,895,088	7,404,289	(3,028,232)	4,376,057
Mid Cap Growth	192,148,635	40,692,892	(6,472,845)	34,220,047
U.S. Growth Leaders	43,545,216	2,745,177	(115,199)	2,629,978
Global Financial Services	22,576,202	980,124	(490,895)	489,229
Global Health Sciences	52,735,872	1,018,251	(2,413,829)	(1,395,578)
Global Technology and Communications	36,750,640	1,376,833	(891,736)	485,097
Global Utilities	23,566,491	877,092	(83,646)	793,446
Small Cap Value	762,612,573	52,764,344	(59,738,058)	(6,973,714)
Aggressive	236,020,528	7,769,823	—	7,769,823
Moderately Aggressive	547,069,715	31,752,094	(165,250)	31,586,844
Moderate	898,208,669	59,362,481	(1,027,022)	58,335,459
Moderately Conservative	360,522,072	19,430,160	(808,840)	18,621,320
Conservative	240,793,562	6,490,921	(865,611)	5,625,310

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales; the difference between book and tax amortization methods for premium and market discount; and the return of capital adjustments from real estate investment trusts.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	November 24, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	November 24, 2004

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	November 24, 2004